UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                              Raymond L. McFeetors
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 8011
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000


Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2006

Item 1.  Schedule of Investments

MAXIM SERIES FUND, INC.

MAXIM ARIEL MIDCAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006
UNAUDITED


COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT --- 1.18%
     82,800 Johnson Controls Inc                                       5,940,072
                                                                      $5,940,072

BANKS --- 3.43%
    128,600 City National Corp                                         8,623,916
    439,780 Popular Inc                                                8,549,323
                                                                     $17,173,239

BROADCAST/MEDIA --- 3.03%
    538,800 CBS Corp                                                  15,177,996
                                                                     $15,177,996

FINANCIAL SERVICES --- 14.86%
    186,200 Franklin Resources Inc                                    19,690,650
    759,200 Janus Capital Group Inc                                   14,971,424
    401,525 Northern Trust Corp                                       23,461,106
    341,300 T Rowe Price Group Inc                                    16,331,205
                                                                     $74,454,385

FOREIGN BANKS --- 1.71%
    297,035 TD Banknorth Inc                                           8,578,371
                                                                      $8,578,371

HEALTH CARE RELATED --- 2.46%
    461,780 IMS Health Inc                                            12,301,819
                                                                     $12,301,819

HOTELS/MOTELS --- 3.60%
    383,500 Carnival Corp                                             18,036,005
                                                                     $18,036,005

HOUSEHOLD GOODS --- 8.72%
    184,000 Black & Decker Corp                                       14,600,400
    187,600 Clorox Co                                                 11,818,800
    232,095 Mohawk Industries Inc ^^*                                 17,279,473
                                                                     $43,698,673

INSURANCE RELATED --- 1.96%
    160,165 MBIA Inc                                                   9,840,538
                                                                      $9,840,538

LEISURE & ENTERTAINMENT --- 1.54%
    390,500 Mattel Inc                                                 7,692,850
                                                                      $7,692,850

MEDICAL PRODUCTS --- 5.82%
    364,925 Baxter International Inc                                  16,589,491
    160,948 Fisher Scientific International Inc*                      12,592,572
                                                                     $29,182,063

OFFICE EQUIPMENT & SUPPLIES --- 4.39%
    495,500 Pitney Bowes Inc                                          21,985,335
                                                                     $21,985,335

POLLUTION CONTROL --- 2.03%
    277,800 Waste Management Inc                                      10,189,704
                                                                     $10,189,704

PRINTING & PUBLISHING --- 10.00%
    245,050 Gannett Co Inc                                            13,926,192
    296,400 McClatchy Co Class A                                      12,505,116
    722,600 Tribune Co ^^                                             23,643,472
                                                                     $50,074,780

REAL ESTATE --- 1.99%
    440,475 Realogy Corp ^^*                                           9,989,973
                                                                      $9,989,973

RESTAURANTS --- 3.13%
    300,800 Yum! Brands Inc                                           15,656,640
                                                                     $15,656,640

SPECIALIZED SERVICES --- 25.09%
    880,180 Accenture Ltd                                             27,910,504
    664,775 Career Education Corp*                                    14,957,438
    115,850 Dun & Bradstreet Corp*                                     8,687,592
    338,000 Equifax Inc                                               12,407,980
    688,875 H&R Block Inc                                             14,976,143
    326,100 Harte-Hanks Inc                                            8,592,735
  1,359,425 Interpublic Group of Cos Inc ^^*                          13,458,308
    185,400 Omnicom Group Inc ^^                                      17,353,440
    655,800 ServiceMaster Co                                           7,351,518
                                                                    $125,695,658

TOTAL COMMON STOCK --- 94.94%                                       $475,668,101
(Cost $409,793,110)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

 24,775,000 Federal Home Loan Bank                                    24,768,806
                  4.560%, October 2, 2006

    557,000 Federal Home Loan Bank                                       556,765
                  5.130%, October 3, 2006


TOTAL SHORT-TERM INVESTMENTS --- 5.06%                               $25,325,571
(Cost $25,325,571)

TOTAL MAXIM ARIEL MIDCAP VALUE PORTFOLIO --- 100% $500,993,672 (Cost $435,118,681) Legend * Non-income Producing Security ^^ A portion or all of the security is on loan at September 30, 2006.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio's net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

At September 30, 2006, the U.S. Federal income tax cost basis was $435,639,331. The Maxim Ariel MidCap Value Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $91,825,462 and gross depreciation of securities in which there was an excess of tax cost over value of $26,471,121, resulting in net appreciation of $65,354,341.

MAXIM SERIES FUND, INC.

MAXIM ARIEL SMALL-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006
UNAUDITED


COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

BANKS --- 7.13%
    347,350 Chittenden Corp                                            9,965,472
    620,900 Greater Bay Bancorp ^^                                    17,515,589
    543,375 Sky Financial Group Inc                                   13,530,038
                                                                     $41,011,099

BIOTECHNOLOGY --- 1.77%
    143,900 Bio Rad Labs Inc*                                         10,178,047
                                                                     $10,178,047

BROADCAST/MEDIA --- 1.66%
  1,532,600 Radio One Inc*                                             9,578,750
                                                                      $9,578,750

ELECTRONIC INSTRUMENTS & EQUIP --- 5.37%
    335,350 Anixter International Inc ^^                              18,937,215
    343,800 Littelfuse Inc*                                           11,929,860
                                                                     $30,867,075

FINANCIAL SERVICES --- 3.96%
  1,153,800 Janus Capital Group Inc                                   22,752,936
                                                                     $22,752,936

FOOD & BEVERAGES --- 2.45%
    293,646 JM Smucker Co                                             14,080,326
                                                                     $14,080,326

HOUSEHOLD GOODS --- 8.71%
    359,725 American Greetings Corp ^^                                 8,316,842
    398,500 Energizer Holdings Inc*                                   28,688,015
  1,014,850 Interface Inc*                                            13,071,268
                                                                     $50,076,125

INSURANCE RELATED --- 16.54%
    483,575 Assured Guaranty Ltd                                      12,539,100
    837,375 HCC Insurance Holdings Inc                                27,532,890
  1,199,125 Horace Mann Educators Corp                                23,059,174
     77,725 Markel Corp ^^*                                           31,918,546
                                                                     $95,049,710

INVESTMENT BANK/BROKERAGE FIRM --- 2.02%
    356,525 S&T Bancorp Inc ^^                                        11,587,063
                                                                     $11,587,063

MACHINERY --- 3.08%
    411,100 IDEX Corp                                                 17,697,855
                                                                     $17,697,855

MANUFACTURING --- 6.96%
    867,300 Blount International Inc ^^*                               8,690,346
    421,031 Matthews International Corp Class A ^^                    15,498,151
  1,007,225 Steelcase Inc ^^                                          15,803,360
                                                                     $39,991,857

MEDICAL PRODUCTS --- 2.34%
    571,000 Invacare Corp                                             13,429,920
                                                                     $13,429,920

OFFICE EQUIPMENT & SUPPLIES --- 9.42%
    524,086 Acco Brands Corp ^^*                                      11,666,154
    758,650 Brady Corp Class A                                        26,674,134
    462,200 Herman Miller Inc                                         15,811,862
                                                                     $54,152,150

PRINTING & PUBLISHING --- 3.39%
    740,300 Journal Register Co ^^                                     4,197,501
    604,500 Lee Enterprises Inc ^^                                    15,257,580
                                                                     $19,455,081

REAL ESTATE --- 4.59%
    308,338 Jones Lang LaSalle Inc ^^                                 26,356,732
                                                                     $26,356,732

RESTAURANTS --- 2.44%
    463,350 Bob Evans Farms Inc ^^                                    14,030,238
                                                                     $14,030,238

SPECIALIZED SERVICES --- 14.29%
  1,228,250 BearingPoint Inc ^^*                                       9,654,045
    856,000 Career Education Corp*                                    19,260,000
    354,600 DeVry Inc*                                                 7,542,342
    869,375 Hewitt Associates Inc*                                    21,091,038
  1,556,550 ServiceMaster Co                                          17,448,926
    405,225 Valassis Communications Inc*                               7,152,221
                                                                     $82,148,572

TOTAL COMMON STOCK --- 96.12%                                       $552,443,536
(Cost $482,286,106)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

 22,283,000 Federal Home Loan Bank                                    22,277,429
                  4.560%, October 2, 2006


TOTAL SHORT-TERM INVESTMENTS --- 3.88%                               $22,277,429
(Cost $22,277,429)

TOTAL MAXIM ARIEL SMALL-CAP VALUE PORTFOLIO --- 100%                $574,720,965
(Cost $504,563,535)

Legend
* Non-income Producing Security
^^ A portion or all of the security is on loan at September 30, 2006.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio's net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

At September 30, 2006, the U.S. Federal income tax cost basis was $505,040,197. The Maxim Ariel Small-Cap Value Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $118,662,123 and gross depreciation of securities in which there was an excess of tax cost over value of $48,981,355, resulting in net appreciation of $69,680,768.

MAXIM SERIES FUND, INC.

MAXIM BERNSTEIN INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006
UNAUDITED


COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 2.44%
    481,200 BAE Systems PLC                                            3,558,838
    139,390 European Aeronautic Defence & Space Co                     4,008,782
                                                                      $7,567,620

AIRLINES --- 1.21%
    178,100 Deutsche Lufthansa AG #                                    3,773,793
                                                                      $3,773,793

AUTO PARTS & EQUIPMENT --- 3.50%
     80,300 Continental AG                                             9,310,853
     15,040 Hyundai Mobis*                                             1,544,691
                                                                     $10,855,544

AUTOMOBILES --- 5.67%
     97,600 Renault SA                                                11,194,280
    116,900 Toyota Motor Corp                                          6,353,422
                                                                     $17,547,702

BUILDING MATERIALS --- 0.82%
     72,000 Buzzi Unicem SpA                                           1,702,743
     32,600 Italcementi SpA                                              825,531
                                                                      $2,528,274

CHEMICALS --- 0.95%
    407,000 Mitsui Chemicals Inc                                       2,928,677
                                                                      $2,928,677

COMPUTER HARDWARE & SYSTEMS --- 0.81%
    351,139 Quanta Computer Inc (1)                                    2,514,398
                                                                      $2,514,398

ELECTRIC COMPANIES --- 4.59%
     53,600 E. on AG                                                   6,353,620
     85,000 Endesa SA                                                  3,616,173
     45,960 RWE AG                                                     4,239,852
                                                                     $14,209,645

ELECTRONIC INSTRUMENTS & EQUIP --- 4.62%
    878,200 AU Optronics Corp (warrants) #*                            1,267,831
    106,300 AU Optronics Corp ADR                                      1,514,775
    236,500 Flextronics International Ltd*                             2,989,360
      5,460 Samsung Electronics Co Ltd                                 3,831,376

    274,000 Sharp Corp                                                 4,699,302
                                                                     $14,302,644

ELECTRONICS - SEMICONDUCTOR --- 1.65%
    531,989 Taiwan Semiconductor Manufacturing Co Ltd                  5,107,094
                                                                      $5,107,094

FINANCIAL SERVICES --- 2.86%
     32,060 Orix Corp                                                  8,861,452
                                                                      $8,861,452

FOREIGN BANKS --- 22.65 %
     60,300 BNP Paribas*                                               6,487,941
    783,400 Bank Leumi Le-Israel                                       3,072,300
    582,700 Barclays PLC                                               7,353,439
    146,400 Credit Agricole SA                                         6,430,677
    106,500 Credit Suisse Group                                        6,162,002
  4,973,522 Deutsche Bank AG/London United Micoel                      2,770,252
    109,600 Fortis                                                     4,448,708
    370,390 HBOS PLC                                                   7,330,267
     48,300 Kookmin Bank                                               3,807,852
    263,700 Royal Bank of Scotland Group PLC                           9,084,761
     37,900 Societe Generale                                           6,031,435
        684 Sumitomo Mitsui Financial Group Inc                        7,180,190
                                                                     $70,159,824

GOLD, METALS & MINING --- 7.62%
    214,500 JFE Holdings Inc                                           8,407,492
     96,124 Mittal Steel Co NV                                         3,354,430
     20,100 POSCO                                                      5,204,227
    161,040 Xstrata PLC                                                6,645,550
                                                                     $23,611,699

INSURANCE RELATED --- 10.58%
     15,200 Assurances Generales de France                             1,914,770
    504,800 Aviva PLC                                                  7,400,595
  1,015,350 Friends Provident PLC                                      3,673,845
    273,500 ING Groep NV                                              12,030,936
     48,900 Muenchener Rueckver AG (registered)                        7,732,997
                                                                     $32,753,143

INVESTMENT BANK/BROKERAGE FIRM --- 0.00%
    932,000 Peregrine Investments Holdings Ltd @(1)*                           0
                                                                              $0

MACHINERY --- 1.12%
     14,300 MAN AG                                                       690,396
    332,000 Sumitomo Heavy Industries Ltd                              2,779,666
                                                                      $3,470,062

OIL & GAS --- 11.55%
    263,100 BP Amoco PLC                                               2,867,011
      6,468 Canadian Natural Resources Ltd                               294,771
  4,746,000 China Petroleum & Chemical Corp                            2,948,488
    229,900 Eni SpA                                                    6,812,953
     28,000 MOL Magyar Olaj-es Gazipari (rights)                       2,553,033
  1,494,000 PetroChina Co Ltd                                          1,607,019
     85,200 Petroleo Brasileiro SA ADR                                 6,376,368
    251,400 Repsol YPF SA                                              7,481,972
     73,800 Total SA                                                   4,842,888
                                                                     $35,784,503

PHARMACEUTICALS --- 4.00%
     59,900 AstraZeneca Group PLC                                      3,744,801
    101,600 Glaxosmithkline PLC                                        2,706,974
     66,600 Sanofi-Aventis                                             5,928,558
                                                                     $12,380,333

REAL ESTATE --- 0.89%
     58,400 Leopalace21 Corp                                           2,130,828
    347,545 Sino Land Co Ltd                                             615,625
                                                                      $2,746,453

RETAIL --- 2.16%
    950,900 J Sainsbury PLC                                            6,685,445
                                                                      $6,685,445

TELEPHONE & TELECOMMUNICATIONS --- 4.28%
  1,745,000 China Netcom Group Corp (Hong Kong) Ltd                    3,131,330
        626 Nippon Telegraph & Telephone Corp                          3,073,693
  3,067,412 Vodafone Group PLC                                         7,035,480
                                                                     $13,240,503

TOBACCO --- 3.50%
    116,100 British American Tobacco PLC                               3,138,855
      1,978 Japan Tobacco Inc                                          7,685,943
                                                                     $10,824,798

TRANSPORTATION --- 1.64%
    689,000 Mitsui OSK Lines Ltd                                       5,092,038
                                                                      $5,092,038

TOTAL COMMON STOCK --- 99.11%                                       $306,945,644
(Cost $242,239,054)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

  2,755,000 Federal Home Loan Bank                                     2,754,311
                  4.560%, October 2, 2006


TOTAL SHORT-TERM INVESTMENTS --- 0.89%                                $2,754,311
(Cost $2,754,311)

TOTAL MAXIM BERNSTEIN INTERNATIONAL EQUITY PORTFOLIO --- 100%       $309,699,955
(Cost $244,993,365)

Legend
* Non-income Producing Security
# Securities are registered pursuant to Rule 144A and may be deemed to be restricted for resale. Aggregate cost, fair value and percentage of net assets of these restricted securities held at September 30, 2006 were $4,531,374, $5,041,624, and 1.56% respectively.
(1) Security is fair valued at September 30, 2006. @ Security has no market value at September 30, 2006. ADR - American Depository Receipt See Attached Summary of Investments by Country.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

Foreign securities are valued at the closing price on the security's primary exchange. If the closing price is not available, the current bid will be used. Foreign equity securities are also subject to a fair value pricing review daily (see below). Foreign exchange rates are valued utilizing the New York closing rates.

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio's net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

As of September 30, 2006, the Maxim Bernstein International Equity Portfolio had 60 open STOXX Index futures contracts. The contracts expire in December 2006 and the Portfolio has recorded unrealized appreciation of $128,168.

At September 30, 2006, the U.S. Federal income tax cost basis was $244,993,365. The Maxim Bernstein International Equity Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $73,043,413 and gross depreciation of securities in which there was an excess of tax cost over value of $8,336,823, resulting in net appreciation of $64,706,590.

MAXIM SERIES FUND, INC.

MAXIM BERNSTEIN INTERNATIONAL EQUITY PORTFOLIO
SUMMARY OF INVESTMENTS BY COUNTRY
SEPTEMBER 30, 2006
UNAUDITED

                                                            % of Portfolio
             Country                Value ($)                Investments
-------------------------      ----------------------     ----------------------
Belgium                   $                4,448,708                      1.44%
Brazil                                     6,376,368                      2.06%
Canada                                       294,771                      0.10%
China                                      2,948,488                      0.95%
France                                    46,839,331                     15.12%
Germany                                   32,101,511                     10.37%
Hong Kong                                  5,353,974                      1.73%
Hungary                                    2,553,033                      0.82%
Israel                                     3,072,300                      0.99%
Italy                                      9,341,227                      3.02%
Japan                                     59,192,703                     19.11%
Korea                                     14,388,146                      4.65%
Luxembourg                                 4,038,083                      1.30%
Netherlands                               15,385,366                      4.97%
Spain                                     11,098,145                      3.58%
Switzerland                                6,162,002                      1.99%
Taiwan                                     9,136,267                      2.95%
United Kingdom                            71,225,861                     23.00%
United States                              5,743,671                      1.85%
                               ----------------------     ----------------------
                          $              309,699,955                    100.00%
                               ======================     ======================

MAXIM SERIES FUND, INC.

MAXIM INVESCO ADR PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006
UNAUDITED


COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 2.46%
    204,750 BAE Systems PLC sponsored ADR ^^                           6,142,500
                                                                      $6,142,500

AUTO PARTS & EQUIPMENT --- 2.31%
     51,127 Compagnie Generale des Etablissements Michelin Class B     3,747,278
     81,400 NOK Corp                                                   2,008,728
                                                                      $5,756,006

AUTOMOBILES --- 2.21%
     60,500 Bayerische Motoren Werke AG                                3,240,537
     20,900 Toyota Motor Corp                                          2,276,010
                                                                      $5,516,547

BUILDING MATERIALS --- 0.44%
     36,436 Cemex SAB de CV                                            1,095,995
                                                                      $1,095,995

CHEMICALS --- 3.01%
     46,015 BASF AG sponsored ADR ^^                                   3,685,802
     60,000 Shin-Etsu Chemical Co Ltd                                  3,829,841
                                                                      $7,515,643

COSMETICS & PERSONAL CARE --- 0.83%
      7,750 Kao Corp ADR                                               2,067,717
                                                                      $2,067,717

ELECTRIC COMPANIES --- 0.42%
     54,235 Korea Electric Power Corp sponsored ADR                    1,060,294
                                                                      $1,060,294

ELECTRONIC INSTRUMENTS & EQUIP --- 3.97%
     77,147 AU Optronics Corp ADR ^^                                   1,099,345
     64,750 Koninklijke Philips Electronics NV NY Shrs ^^              2,266,898
    100,850 Sony Corp sponsored ADR                                    4,070,306
    157,530 Thomson sponsored ADR ^^                                   2,474,796
                                                                      $9,911,345

FOOD & BEVERAGES --- 8.62%
     63,500 Cadbury Schweppes PLC sponsored ADR ^^                     2,715,895
     62,150 Diageo Capital PLC sponsored ADR                           4,415,136
    209,700 Heineken NV ADR                                            4,790,785
     80,750 Nestle SA sponsored ADR                                    7,061,588
    103,900 Unilever NV NY Shrs*                                       2,549,706
                                                                     $21,533,110

FOREIGN BANKS --- 17.13%
     83,800 Credit Agricole SA                                         3,680,947
     72,730 Credit Suisse Group sponsored ADR                          4,214,704
    185,865 Danske Bank A/S unsponsored ADR                            3,661,541
     62,800 HSBC Holdings PLC sponsored ADR ^^                         5,748,084
     13,400 Kookmin Bank*                                              1,045,602
    125,887 Lloyds TSB Group PLC sponsored ADR                         5,098,424
     26,950 National Australia Bank Ltd sponsored ADR ^^               3,676,250
    234,300 Nordea AB                                                  3,069,369
    255,300 Royal Bank of Scotland Group PLC                           8,795,365
    119,000 Societe Generale sponsored ADR ^^                          3,796,100
                                                                     $42,786,386

GOLD, METALS & MINING --- 1.15%
    136,325 Anglo American PLC unsponsored ADR ^^                      2,876,458
                                                                      $2,876,458

INSURANCE RELATED --- 6.16%
    338,520 Aegon NV                                                   6,354,020
     85,500 ING Groep NV sponsored ADR                                 3,760,290
    216,000 Zurich Financial Services AG ADR                           5,270,400
                                                                     $15,384,710

INVESTMENT BANK/BROKERAGE FIRM --- 1.45%
    206,505 Nomura Holdings Inc ADR                                    3,630,358
                                                                      $3,630,358

MACHINERY --- 1.34%
     25,300 SMC Corp                                                   3,347,632
                                                                      $3,347,632

MISCELLANEOUS --- 1.27%
     71,800 Hutchison Whampoa Ltd ADR ^^                               3,169,712
                                                                      $3,169,712

OFFICE EQUIPMENT & SUPPLIES --- 2.50%
    119,250 Canon Inc sponsored ADR                                    6,235,583
                                                                      $6,235,583

OIL & GAS --- 9.13%
     28,955 BP Amoco PLC sponsored ADR                                 1,898,869
     34,840 EnCana Corp ^^                                             1,626,680
     80,507 Eni SpA sponsored ADR ^^                                   4,790,972
     12,500 Petroleo Brasileiro SA ADR                                 1,047,875
     77,965 Repsol YPF SA sponsored ADR                                2,325,696
     59,899 Royal Dutch Shell PLC ADR                                  4,095,894
     31,900 Sasol Ltd sponsored ADR                                    1,049,191
     59,852 Statoil ASA sponsored ADR                                  1,425,675
     68,855 Total SA sponsored ADR ^^                                  4,540,299
                                                                     $22,801,151

PAPER & FOREST PRODUCTS --- 3.04%
    206,400 Stora Enso OYJ sponsored ADR                               3,120,768
    189,025 UPM-Kymmene OYJ sponsored ADR                              4,474,222
                                                                      $7,594,990

PHARMACEUTICALS --- 8.21%
    126,950 Glaxosmithkline PLC ADR ^^                                 6,757,549
    114,000 Novartis AG ADR                                            6,662,160
     21,125 Roche Holdings AG Ltd sponsored ADR                        1,821,136
     84,200 Takeda Chemical Industries Ltd                             5,253,367
                                                                     $20,494,212

PHOTOGRAPHY/IMAGING --- 2.32%
    158,762 Fuji Photo Film Co Ltd ADR ^^                              5,788,463
                                                                      $5,788,463

PRINTING & PUBLISHING --- 1.98%
    111,200 Reed Elsevier PLC sponsored ADR                            4,951,736
                                                                      $4,951,736

RAILROADS --- 1.10%
        393 East Japan Railway Co                                      2,748,089
                                                                      $2,748,089

REAL ESTATE --- 0.90%
    208,960 Cheung Kong Holdings Ltd unsponsored ADR                   2,243,186
                                                                      $2,243,186

RETAIL --- 4.25%
    418,662 Kingfisher PLC sponsored ADR ^^                            3,956,356
     52,100 Seven & I Holdings Co Ltd                                  1,676,021
  1,094,500 William Morrison Supermarkets PLC                          4,984,874
                                                                     $10,617,251

TELEPHONE & TELECOMMUNICATIONS --- 8.81%
     71,870 BCE Inc ^^                                                 1,946,958
     88,000 Belgacom SA                                                3,430,238
    120,000 Nippon Telegraph & Telephone Corp sponsored ADR            2,943,600
    298,000 Nokia OYJ sponsored ADR                                    5,867,620
     35,200 PT Telekomunikasi Indonesia sponsored ADR                  1,272,832
     50,950 Telefonos de Mexico SA de CV sponsored ADR ^^              1,303,301
    229,212 Vodafone Group PLC sponsored ADR*                          5,239,786
                                                                     $22,004,335

TOYS --- 0.61%
     58,800 Nintendo Co Ltd ADR ^^                                     1,517,040
                                                                      $1,517,040

TRANSPORTATION --- 2.29%
    150,302 TNT NV ADR ^^                                              5,714,482
                                                                      $5,714,482

TOTAL COMMON STOCK --- 97.91%                                       $244,504,931
(Cost $187,321,460)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

  5,216,000 Federal Home Loan Bank                                     5,214,696
                  4.560%, October 2, 2006


TOTAL SHORT-TERM INVESTMENTS --- 2.09%                                $5,214,696
(Cost $5,214,696)

TOTAL MAXIM INVESCO ADR PORTFOLIO --- 100%                          $249,719,627
(Cost $192,536,156)

Legend
* Non-income Producing Security
^^ A portion or all of the security is on loan at September 30, 2006. ADR - American Depository Receipt See Attached Summary of Investments by Country.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

Foreign securities are valued at the closing price on the security's primary exchange. If the closing price is not available, the current bid will be used. Foreign equity securities are also subject to a fair value pricing review daily (see below). Foreign exchange rates are valued utilizing the New York closing rates.

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio's net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

At September 30, 2006, the U.S. Federal income tax cost basis was $193,721,076. The Maxim INVESCO ADR Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $59,022,215 and gross depreciation of securities in which there was an excess of tax cost over value of $3,023,664, resulting in net appreciation of $55,998,551.

MAXIM SERIES FUND, INC.

MAXIM INVESCO ADR PORTFOLIO
SUMMARY OF INVESTMENTS BY COUNTRY
SEPTEMBER 30, 2006
UNAUDITED

                                                             % of Portfolio
           Country                     Value ($)              Investments
-------------------------------     -------------------    ---------------------
Belgium                         $            3,430,238                    1.37%
Brazil                                       1,047,875                    0.42%
Canada                                       3,573,638                    1.43%
Denmark                                      3,661,541                    1.47%
Finland                                     13,462,610                    5.39%
France                                      18,239,420                    7.30%
Germany                                      6,926,339                    2.77%
Hong Kong                                    5,412,898                    2.17%
Indonesia                                    1,272,832                    0.51%
Italy                                        4,790,972                    1.92%
Japan                                       39,328,282                   15.75%
Korea                                        2,105,896                    0.84%
Mexico                                       2,399,296                    0.96%
Netherlands                                 25,436,181                   10.19%
Norway                                       1,425,675                    0.57%
South Africa                                 1,049,191                    0.42%
Spain                                        2,325,696                    0.93%
Sweden                                       3,069,369                    1.23%
Switzerland                                 25,029,988                   10.02%
Taiwan                                       1,099,345                    0.44%
United Kingdom                              67,676,926                   27.11%
United States                               16,955,419                    6.79%
                                    -------------------    ---------------------
                                $          249,719,627                  100.00%
                                    ===================    =====================

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006
UNAUDITED

COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 2.05%
     15,629 AAR Corp ^^*                                                 372,595
      5,049 Applied Signal Technology Inc                                 74,927
     12,874 Armor Holdings Inc*                                          738,066
     11,426 Ceradyne Inc ^^*                                             469,494
      6,588 Cubic Corp ^^                                                128,993
     18,706 Curtiss-Wright Corp                                          567,727
      6,753 EDO Corp ^^                                                  154,509
     10,845 Esterline Technologies Corp*                                 366,127
     23,618 GenCorp Inc ^^*                                              303,255
     10,262 Kaman Corp Class A                                           184,819
     17,826 Moog Inc*                                                    617,849
     14,640 Teledyne Technologies Inc*                                   579,744
      6,867 Triumph Group Inc ^^                                         290,817
                                                                      $4,848,922

AGRICULTURE --- 0.69%
     31,332 Corn Products International Inc (1)                        1,019,543
     15,317 Delta & Pine Land Co                                         620,339
                                                                      $1,639,882

AIR FREIGHT --- 0.39%
     13,536 EGL Inc*                                                     493,252
     13,330 Forward Air Corp                                             441,090
                                                                        $934,342

AIRLINES --- 0.39%
     15,591 Frontier Airlines Holdings Inc ^^*                           128,626
     15,451 Mesa Air Group Inc ^^*                                       119,900
     27,215 SkyWest Inc ^^                                               667,312
                                                                        $915,838

AUTO PARTS & EQUIPMENT --- 0.40%
      7,891 Drew Industries Inc ^^*                                      199,327
     19,131 LKQ Corp                                                     420,308
      5,097 Midas Inc*                                                   105,406
      5,024 Standard Motor Products Inc                                   60,238
      9,750 Superior Industries International Inc ^^                     163,703
                                                                        $948,982

AUTOMOBILES --- 0.34%
      6,658 Coachmen Industries Inc                                       71,973
     27,225 Fleetwood Enterprises Inc ^^*                                183,224
     11,360 Monaco Coach Corp ^^                                         126,550
     13,364 Winnebago Industries Inc ^^                                  419,362
                                                                        $801,109

BANKS --- 6.07%
     15,518 Boston Private Financial Holdings Inc ^^                     432,642
     13,007 Central Pacific Financial Corp                               475,796
     19,592 Chittenden Corp                                              562,094
     12,700 Community Bank System Inc                                    281,432
     25,952 East West Bancorp Inc (1)                                  1,027,959
     34,409 First BanCorp ^^                                             380,564
     26,706 First Commonwealth Financial Corp ^^                         347,979
      5,553 First Indiana Corp                                           144,434
     21,297 First Midwest Bancorp Inc ^^                                 806,943
     11,226 First Republic Bank                                          477,779
     13,850 Glacier Bancorp Inc ^^                                       473,255
     17,480 Hanmi Financial Corp                                         342,608
      8,725 Independent Bank Corp ^^                                     211,843
      7,991 Irwin Financial Corp ^^                                      156,304
      8,820 Nara Bancorp Inc ^^                                          161,318
      7,617 PrivateBancorp Inc ^^                                        348,249
     11,038 Prosperity Bancshares Inc                                    375,734
     13,986 Provident Bankshares Corp                                    518,181
     31,778 Republic Bancorp Inc                                         423,601
     32,020 South Financial Group Inc                                    833,481
      7,946 Sterling Bancorp NY                                          156,218
     19,513 Sterling Bancshares Inc                                      395,138
     15,713 Sterling Financial Corp ^^                                   509,573
     22,054 Susquehanna Bancshares Inc                                   539,000
     31,947 TrustCo Bank Corp NY ^^                                      346,305
     40,236 UCBH Holdings Inc ^^                                         702,521
     24,603 Umpqua Holdings Corp                                         703,646
     15,706 United Bankshares Inc                                        584,577
     28,039 Whitney Holding Corp (1)                                   1,002,955
      6,562 Wilshire Bancorp Inc ^^                                      124,940
     10,909 Wintrust Financial Corp ^^                                   547,086
                                                                     $14,394,155

BIOTECHNOLOGY --- 0.87%
     11,929 ArQule Inc*                                                   50,221
     11,439 Cambrex Corp                                                 236,902
      8,528 Dionex Corp*                                                 434,416
     11,680 Enzo Biochem Inc ^^*                                         142,379
      5,220 Kendle International Inc ^^*                                 167,144
     11,508 PAREXEL International Corp*                                  380,800
      7,904 Pharmanet Development Group Inc ^^*                          153,575
     24,237 Regeneron Pharmaceuticals Inc*                               380,279
     19,636 Savient Pharmaceuticals Inc*                                 127,830
                                                                      $2,073,546

BROADCAST/MEDIA --- 0.09%
     32,762 Radio One Inc*                                               204,763
                                                                        $204,763

BUILDING MATERIALS --- 1.28%
     11,963 Apogee Enterprises Inc                                       181,957
      8,746 ElkCorp                                                      237,454
     11,140 Griffon Corp*                                                265,912
     18,033 Headwaters Inc ^^*                                           421,071
     25,625 Lennox International Inc                                     586,813
     15,579 Simpson Manufacturing Co Inc ^^                              421,100
     10,234 Texas Industries Inc ^^                                      532,782
      8,029 Universal Forest Products Inc ^^                             393,822
                                                                      $3,040,911

CHEMICALS --- 1.40%
     11,049 A Schulman Inc                                               259,762
     10,264 Arch Chemicals Inc                                           292,011
     14,568 Georgia Gulf Corp ^^                                         399,455
     25,366 HB Fuller Co                                                 594,579
     10,629 MacDermid Inc                                                346,718
      5,461 Material Sciences Corp*                                       54,392
     12,506 OM Group Inc*                                                549,514
     17,658 Omnova Solutions Inc*                                         73,810
      3,806 Penford Corp                                                  57,623
     39,441 PolyOne Corp*                                                328,544
      4,209 Quaker Chemical Corp                                          81,865
     17,550 Tronox Inc                                                   224,114
     13,914 Wellman Inc                                                   55,517
                                                                      $3,317,904

COMMUNICATIONS - EQUIPMENT --- 1.42%
      5,035 Bel Fuse Inc Class B ^^                                      161,573
     18,498 Belden CDT Inc                                               707,179
      7,530 Black Box Corp                                               293,068
      6,143 Blue Coat Systems Inc ^^*                                    110,635
     20,444 C-Cor Inc*                                                   175,410
      9,750 Comtech Telecommunications Corp*                             326,430
     10,569 Digi International Inc*                                      142,682
     13,850 Ditech Networks Inc*                                         106,784
     31,736 Harmonic Inc*                                                233,260
      9,054 Inter-Tel Inc                                                195,566
     14,218 NETGEAR Inc*                                                 292,749
     10,688 Network Equipment Technologies Inc*                           44,035
      9,423 PC-Tel Inc*                                                   98,942
     19,555 SymmetriCom Inc ^^*                                          157,809
      5,816 Tollgrade Communications Inc*                                 52,053
     10,332 ViaSat Inc*                                                  259,127
                                                                      $3,357,302

COMPUTER HARDWARE & SYSTEMS --- 0.80%
     49,404 Adaptec Inc*                                                 217,872
     18,068 Avid Technology Inc ^^*                                      658,037
     10,935 Hutchinson Technology Inc ^^*                                229,963
     13,160 Komag Inc ^^*                                                420,594
      8,395 Neoware Inc ^^*                                              114,088
     10,659 Synaptics Inc ^^*                                            259,760
                                                                      $1,900,314

COMPUTER SOFTWARE & SERVICES --- 6.02%
     16,348 ANSYS Inc*                                                   722,255
     10,182 Altiris Inc*                                                 214,738
      4,840 Bankrate Inc ^^*                                             128,550
     13,035 CACI International Inc Class A*                              717,055
     23,157 CIBER Inc*                                                   153,531
     11,941 Captaris Inc*                                                 69,974
      4,442 Catapult Communications Corp*                                 37,135
     14,412 Digital Insight Corp*                                        422,560
      6,096 EPIQ Systems Inc ^^*                                          89,672
     23,550 Epicor Software Corp*                                        308,741
     16,028 FactSet Research Systems Inc                                 778,480
     18,101 FileNET Corp*                                                630,458
     24,545 Hyperion Solutions Corp                                      846,312
     13,317 InfoSpace Inc*                                               245,565
     16,440 Internet Security Systems Inc*                               456,374
     12,409 JDA Software Group Inc ^^*                                   191,347
     18,880 Keane Inc ^^*                                                272,061
     13,604 Kronos Inc*                                                  463,760
      9,193 MAXIMUS Inc                                                  239,937
     16,575 MICROS Systems Inc*                                          810,849
     12,081 MIVA Inc*                                                     39,867
      7,722 ManTech International Corp*                                  254,903
     11,566 Manhattan Associates Inc*                                    279,203
      9,058 MapInfo Corp*                                                116,214
     19,098 Napster Inc*                                                  81,548
     12,629 Novatel Wireless Inc ^^*                                     121,617
      8,800 Open Solutions Inc ^^*                                       253,528
     14,145 Per-Se Technologies Inc ^^*                                  322,223
     10,824 Phoenix Technologies Ltd*                                     46,543
     17,483 Progress Software Corp*                                      454,558
      7,170 Quality Systems Inc ^^                                       278,124
     10,983 Radiant Systems Inc*                                         132,675
      8,401 SPSS Inc*                                                    209,437
     27,320 Secure Computing Corp*                                       172,936
     11,028 Sonic Solutions ^^*                                          168,067
     12,522 Sykes Enterprises Inc*                                       254,823
     27,408 THQ Inc*                                                     799,491
     30,875 Take-Two Interactive Software Inc ^^*                        440,278
     27,651 United Online Inc                                            336,789
     18,102 WebEx Communications Inc ^^*                                 706,340
     20,116 Websense Inc ^^                                              434,707
     21,142 j2 Global Communications Inc ^^                              574,428
                                                                     $14,277,653

CONGLOMERATES --- 0.15%
      5,289 Standex International Corp ^^                                147,457
     11,856 Tredegar Corp                                                198,469

                                                                        $345,926

CONTAINERS --- 0.40%
     14,838 AptarGroup Inc                                               754,957
     11,483 Myers Industries Inc                                         195,211
                                                                        $950,168

COSMETICS & PERSONAL CARE --- 0.50%
     24,069 NBTY Inc*                                                    704,500
     23,831 Playtex Products Inc ^^*                                     319,335
      3,869 USANA Health Sciences Inc ^^*                                172,519
                                                                      $1,196,354

DISTRIBUTORS --- 1.47%
     16,182 Applied Industrial Technologies Inc                          394,841
      7,706 Audiovox Corp Class A*                                       107,268
      6,912 Keystone Automotive Industries Inc*                          262,794
      1,903 Lawson Products Inc                                           79,774
      5,661 Nash Finch Co ^^                                             133,203
     17,141 Owens & Minor Inc                                            563,767
     14,811 Performance Food Group Co*                                   416,041
     17,969 United Natural Foods Inc ^^*                                 556,859
     10,410 Watsco Inc                                                   478,964
     12,061 World Fuel Services Corp                                     487,867
                                                                      $3,481,378

ELECTRIC COMPANIES --- 1.26%
     12,936 ALLETE Inc                                                   562,069
      5,800 CH Energy Group Inc ^^                                       298,526
      4,267 Central Vermont Public Service Corp                           94,343
     24,076 Cleco Corp                                                   607,678
     20,663 El Paso Electric Co*                                         461,611
      2,273 Green Mountain Power Corp                                     75,850
     10,482 UIL Holdings Corp                                            393,075
     14,977 UniSource Energy Corp ^^                                     499,183
                                                                      $2,992,335

ELECTRONIC INSTRUMENTS & EQUIP --- 5.96%
      9,682 AO Smith Corp                                                381,761
     18,654 Acuity Brands Inc                                            846,892
     32,030 Aeroflex Inc*                                                329,268
     13,004 Agilysys Inc                                                 182,576
     14,375 Anixter International Inc ^^                                 811,756
     12,372 Baldor Electric Co                                           381,429
     12,922 Bell Microproducts Inc ^^*                                    67,065
     27,513 Benchmark Electronics Inc                                    739,549
     21,480 Brightpoint Inc                                              305,446
     10,903 C&D Technologies Inc ^^                                       77,411
     15,262 CTS Corp                                                     210,310
     16,709 Checkpoint Systems Inc*                                      275,866
     19,290 Cognex Corp ^^                                               487,265
     13,302 Coherent Inc*                                                461,047
     13,450 Daktronics Inc                                               278,281
     12,372 Electro Scientific Industries Inc*                           254,863
     29,220 Flir Systems Inc ^^*                                         793,615
      9,724 Gerber Scientific Inc ^^*                                    145,666
     22,082 Global Imaging Systems Inc                                   487,350
     10,852 Itron Inc ^^*                                                605,542
      5,967 Keithley Instruments Inc                                      76,079
      9,539 Littelfuse Inc*                                              331,003
      7,760 LoJack Corp*                                                 152,018
      7,757 MTS Systems Corp                                             250,861
     12,377 MagneTek Inc*                                                 42,824
      8,903 Mercury Computer Systems Inc*                                105,501
     15,847 Methode Electronics Inc Class A                              150,705
      8,610 Park Electrochemical Corp                                    272,765
     17,504 Paxar Corp*                                                  349,730
      7,260 Photon Dynamics Inc*                                          96,340
      7,218 Planar Systems Inc*                                           81,924
      9,113 RadiSys Corp*                                                193,651
     13,156 Regal-Beloit Corp                                            572,286
      7,491 Rogers Corp*                                                 462,569
     10,952 ScanSource Inc ^^                                            332,174
     17,318 Technitrol Inc                                               516,942
     23,490 Trimble Navigation Ltd (1)*                                1,105,909
     13,061 Veeco Instruments Inc*                                       263,179
      8,366 Vicor Corp ^^                                                 96,544
     12,546 Woodward Governor Co                                         420,793
     12,135 X-Rite Inc                                                   130,330
                                                                     $14,127,085

ELECTRONICS - SEMICONDUCTOR --- 3.03%
     15,543 ATMI Inc ^^*                                                 451,835
     11,092 Actel Corp*                                                  172,481
     15,061 Advanced Energy Industries Inc*                              256,639
     43,105 Axcelis Technologies Inc*                                    304,321
     32,061 Brooks Automation Inc*                                       418,396
     10,400 Cabot Microelectronics Corp                                  321,464
      9,605 Cohu Inc                                                     171,257
     16,765 Cymer Inc*                                                   736,151
     12,534 DSP Group Inc*                                               286,402
      8,408 Diodes Inc                                                   362,973
     15,347 Exar Corp*                                                   203,962
     10,800 FEI Co ^^*                                                   227,988
     28,898 Kopin Corp*                                                   96,808
     24,298 Kulicke & Soffa Industries Inc*                              214,794
     30,308 Microsemi Corp*                                              571,306
     11,212 Pericom Semiconductor Corp*                                  109,317
     17,726 Photronics Inc ^^*                                           250,468
     10,546 Rudolph Technologies Inc*                                    193,308
     68,575 Skywork Solutions Inc*                                       355,904
      9,434 Standard Microsystems Corp*                                  268,114
      5,855 Supertex Inc ^^*                                             227,584
     10,011 Ultratech Inc ^^*                                            133,347
     23,461 Varian Semiconductor Equipment Associates Inc                861,019
                                                                      $7,195,838

ENGINEERING & CONSTRUCTION --- 1.13%
     13,468 EMCOR Group Inc                                              738,585
     11,575 Insituform Technologies Inc Class A ^^*                      281,041
     34,253 Shaw Group Inc ^^*                                           809,741
     22,108 URS Corp*                                                    859,780
                                                                      $2,689,147

FINANCIAL SERVICES --- 2.12%
      7,755 Anchor Bancorp Wisconsin Inc                                 221,483
     25,603 Bank Mutual Corp                                             310,564
     19,557 BankAtlantic Bancorp Inc Class B ^^                          278,101
     13,564 BankUnited Financial Corp                                    353,613
     26,203 Brookline Bancorp Inc ^^                                     360,291
     11,732 Dime Community Bancshares                                    172,812
      8,315 Downey Financial Corp ^^                                     553,280
      9,303 Fidelity Bankshares Inc                                      362,910
     11,571 Financial Federal Corp ^^                                    310,103
      7,084 FirstFed Financial Corp ^^*                                  401,804
     16,478 Flagstar Bancorp Inc                                         239,755
      9,948 Franklin Bank Corp ^^*                                       197,766
     28,834 Fremont General Corp ^^                                      403,388
      8,418 Harbor Florida Bancshares Inc                                373,002

     11,952 MAF Bancorp Inc                                              493,498
                                                                      $5,032,370

FOOD & BEVERAGES --- 1.52%
      7,842 American Italian Pasta Co Class A ^^*                         61,011
     22,175 Flowers Foods Inc                                            596,064
     16,406 Hain Celestial Group Inc*                                    419,337
     25,935 Hansen Natural Corp ^^                                       842,369
      5,810 J&J Snack Foods Corp                                         180,691
     13,101 Lance Inc                                                    288,484
      5,900 Peets Coffee & Tea Inc ^^*                                   147,559
     11,356 Ralcorp Holdings Inc*                                        547,700
      6,742 Sanderson Farms Inc ^^                                       218,171
     13,296 TreeHouse Foods Inc*                                         314,450
                                                                      $3,615,836

GOLD, METALS & MINING --- 2.56%
      5,380 AM Castle & Co                                               144,399
      9,296 AMCOL International Corp ^^                                  231,563
     13,400 Aleris International Inc ^^*                                 677,236
      8,438 Brush Engineered Materials Inc ^^*                           209,853
     10,875 Carpenter Technology Corp (1)                              1,169,171
      9,795 Century Aluminum Co ^^*                                      329,602
     19,693 Chaparral Steel Co                                           670,744
     17,779 Cleveland-Cliffs Inc ^^                                      677,558
     34,205 Massey Energy Co ^^                                          716,253
     15,753 Quanex Corp                                                  478,104
      9,761 RTI International Metals Inc ^^*                             425,384
     11,122 Ryerson Inc ^^                                               243,461
      4,908 Steel Technologies Inc                                        96,344
                                                                      $6,069,672

HEALTH CARE RELATED --- 3.83%
     22,141 AMERIGROUP Corp*                                             654,267
     12,736 AmSurg Corp ^^*                                              283,503
      6,851 Amedisys Inc ^^*                                             271,779
     18,370 Centene Corp ^^*                                             302,003
     27,506 Cerner Corp (1) ^^                                         1,248,772
     11,180 Chemed Corp                                                  360,667
      9,264 Cross Country Healthcare Inc ^^*                             157,488
      9,492 Cryolife Inc*                                                 61,223
     18,599 Dendrite International Inc*                                  181,898
      8,380 Genesis HealthCare Corp*                                     399,139
     11,518 Gentiva Health Services Inc ^^*                              189,356
     14,727 Healthways Inc*                                              656,824
     28,331 Hooper Holmes Inc                                             95,475
      8,900 LCA-Vision Inc ^^                                            367,659
      9,050 Matria Healthcare Inc ^^*                                    251,500
     14,625 Odyssey Healthcare Inc*                                      207,383
     20,681 Pediatrix Medical Group Inc (1)                              943,054
      7,308 RehabCare Group Inc*                                          95,735
     23,955 Sierra Health Services Inc (1) ^^                            906,457
     19,082 Sunrise Senior Living Inc ^^                                 569,979
     18,987 United Surgical Partners International Inc ^^*               471,447
     12,497 inVentiv Health Inc*                                         400,279
                                                                      $9,075,887

HOMEBUILDING --- 1.13%
     32,541 Champion Enterprises Inc*                                    224,533
      5,166 M/I Homes Inc ^^                                             182,618
      9,367 Meritage Homes Corp ^^*                                      389,761
      2,084 NVR Inc (1) ^^*                                            1,114,940
      2,922 Skyline Corp                                                 111,650
     27,514 Standard Pacific Corp ^^                                     646,579
                                                                      $2,670,081

HOTELS/MOTELS --- 0.09%
      9,112 Marcus Corp                                                  209,303
                                                                        $209,303

HOUSEHOLD GOODS --- 0.77%
      4,989 Bassett Furniture Industries Inc                              81,021
     14,060 Ethan Allen Interiors Inc ^^                                 487,320
     20,257 Interface Inc*                                               260,910
     21,933 La-Z-Boy Inc ^^                                              306,185
      5,978 Lenox Group Inc*                                              36,167
      6,046 Libbey Inc                                                    67,655
      2,034 National Presto Industries Inc                               112,419
      4,882 Russ Berrie & Co Inc*                                         74,402
     16,088 Spectrum Brands Inc ^^*                                      135,783
      7,190 WD-40 Co                                                     256,467
                                                                      $1,818,329

INSURANCE RELATED --- 2.85%
     18,250 Delphi Financial Group Inc Class A                           727,810
     15,195 Hilb Rogal & Hobbs Co                                        648,067
      8,649 Infinity Property & Casualty Corp                            355,733
      7,258 LandAmerica Financial Group Inc ^^                           477,504
     24,303 Philadelphia Consolidated Holding Corp                       966,773
      9,150 Presidential Life Corp                                       204,686
     14,173 ProAssurance Corp*                                           698,445
      8,756 RLI Corp ^^                                                  444,717
      4,249 SCPIE Holdings Inc*                                          100,021
      6,094 Safety Insurance Group Inc                                   296,534
     12,440 Selective Insurance Group Inc ^^                             654,468
      7,765 Stewart Information Services Corp                            269,989
      8,963 United Fire & Casualty Co ^^                                 280,542
     15,766 Zenith National Insurance Corp                               628,906
                                                                      $6,754,195

INVESTMENT BANK/BROKERAGE FIRM --- 0.81%
     18,465 Investment Technology Group Inc*                             826,309
     22,502 LaBranche & Co Inc ^^*                                       233,346
      8,851 Piper Jaffray Cos Inc*                                       536,548
      6,790 SWS Group Inc                                                169,003
     10,844 TradeStation Group Inc ^^*                                   163,419
                                                                      $1,928,625

LEISURE & ENTERTAINMENT --- 2.33%
      5,551 4Kids Entertainment Inc*                                      91,592
      5,316 Arctic Cat Inc                                                88,246
     15,540 Aztar Corp ^^*                                               823,775
     11,746 JAKKS Pacific Inc ^^*                                        209,431
     20,054 K2 Inc*                                                      235,233
     27,908 Live Nation*                                                 569,881
     11,701 Multimedia Games Inc ^^*                                     106,245
     13,957 Nautilus Group Inc ^^                                        191,909
     20,471 Pinnacle Entertainment Inc*                                  575,645
     17,277 Polaris Industries Inc ^^                                    710,949
     22,066 Pool Corp ^^                                                 849,541
      8,906 RC2 Corp*                                                    298,618
     14,877 Shuffle Master Inc ^^*                                       401,828
      9,257 Sturm Ruger & Co Inc ^^*                                      71,649
      9,946 WMS Industries Inc ^^*                                       290,523
                                                                      $5,515,065

MACHINERY --- 4.20%
      8,711 ASV Inc ^^*                                                  129,881
     12,401 Albany International Corp Class A                            394,600
      8,026 Astec Industries Inc*                                        202,657
     16,750 Barnes Group Inc ^^                                          294,130
     21,802 Briggs & Stratton Corp                                       600,645
     22,159 CLARCOR Inc                                                  675,628
      9,026 EnPro Industries Inc*                                        271,322
     22,394 Gardner Denver Inc                                           740,794
     22,773 IDEX Corp (1)                                                980,378
     45,294 JLG Industries Inc                                           897,274
     11,998 Kaydon Corp ^^                                               444,166
      4,941 Lindsay Manufacturing Co ^^                                  142,054
      6,863 Lydall Inc*                                                   61,081
     26,265 Manitowoc Co Inc (1)                                       1,176,409
     15,745 Mueller Industries Inc                                       553,752
      8,778 NCI Building Systems Inc ^^*                                 510,616
      7,085 Robbins & Myers Inc                                          219,068
     17,478 Toro Co ^^                                                   737,047
      7,313 Valmont Industries Inc                                       382,104
     13,251 Wabash National Corp                                         181,406
     10,703 Watts Water Technologies Inc                                 339,927
      6,394 Wolverine Tube Inc ^^*                                        19,374
                                                                      $9,954,313

MEDICAL PRODUCTS --- 5.51%
     29,774 American Medical Systems Holdings Inc ^^*                    548,735
      5,970 Analogic Corp ^^                                             306,380
     11,257 ArthroCare Corp ^^*                                          527,503
     10,036 BioLase Technology Inc ^^*                                    62,725
      7,406 Biosite Inc ^^*                                              342,379
     11,882 CONMED Corp ^^*                                              250,829
     19,150 Cooper Cos Inc (1) ^^                                      1,024,525
      9,221 Cyberonics Inc ^^*                                           161,644
      9,801 DJ Orthopedics Inc*                                          407,036
      5,413 Datascope Corp                                               181,173
      9,266 Greatbatch Inc*                                              209,597
     11,494 Haemonetics Corp*                                            537,919
     22,443 Hologic Inc (1)                                              976,719
      6,192 ICU Medical Inc*                                             281,612
     13,291 IDEXX Laboratories Inc (1)*                                1,211,342
     28,797 Immucor Inc                                                  645,341
      8,591 Integra LifeSciences Holdings*                               321,991
     16,733 Intermagnetics General Corp ^^                               452,628
     13,594 Invacare Corp                                                319,731
      4,937 Kensey Nash Corp ^^*                                         144,506
     17,723 Mentor Corp ^^                                               893,062
      9,100 Meridian Bioscience Inc                                      213,941
     11,621 Merit Medical Systems Inc ^^*                                157,813
      7,363 Osteotech Inc*                                                30,115
      7,514 Palomar Medical Technologies Inc ^^*                         317,091
      9,882 PolyMedica Corp ^^                                           423,048
      7,316 Possis Medical Inc*                                           72,063
     30,964 Respironics Inc (1)*                                       1,195,520
      6,784 SurModics Inc ^^*                                            238,254
     13,649 Theragenics Corp*                                             39,309
     13,827 Viasys Healthcare Inc*                                       376,647
      3,315 Vital Signs Inc                                              187,662
                                                                     $13,058,840

OFFICE EQUIPMENT & SUPPLIES --- 0.59%
     22,573 Brady Corp Class A                                           793,667
     13,077 United Stationers Inc*                                       608,211
                                                                      $1,401,878

OIL & GAS --- 7.35%
     11,499 Atwood Oceanics Inc ^^                                       517,110
      9,962 Bristow Group Inc ^^*                                        342,693
     20,578 Cabot Oil & Gas Corp Class A                                 986,304
      8,604 Carbo Ceramics Inc ^^                                        310,002
     35,247 Cimarex Energy Co (1)                                      1,240,342
      5,015 Dril-Quip Inc ^^                                             339,415
     47,781 Frontier Oil Corp (1)                                      1,270,019
     38,996 Helix Energy Solutions Group Inc (1)                       1,302,503
      8,586 Hydril Co*                                                   481,331
     29,763 Input/Output Inc ^^*                                         295,547
     13,192 Lone Star Technologies Inc*                                  638,229
      6,350 Lufkin Industries Inc ^^                                     336,042
     15,748 Maverick Tube Corp (1) ^^*                                 1,020,943
      9,674 NS Group Inc*                                                624,457
     23,076 Oceaneering International Inc                                710,741
      7,948 Penn Virginia Corp                                           503,983
      6,832 Petroleum Development Corp*                                  272,528
      9,217 SEACOR SMIT Inc ^^*                                          760,403
     23,357 St Mary Land & Exploration Co                                857,435
     11,832 Stone Energy Corp*                                           478,959
     12,450 Swift Energy Co*                                             520,659
     24,522 TETRA Tech Inc*                                              427,173
     30,603 TETRA Technologies Inc                                       739,368
     19,722 Unit Corp*                                                   906,620
     15,259 Veritas DGC Inc (1) ^^*                                    1,004,347
     12,801 W-H Energy Services Inc*                                     530,857
                                                                     $17,418,010

PAPER & FOREST PRODUCTS --- 0.62%
     16,106 Buckeye Technologies Inc*                                    136,901
     11,951 Caraustar Industries Inc*                                     95,249
      8,414 Chesapeake Corp ^^                                           120,404
      4,341 Deltic Timber Corp                                           206,892
      6,302 Neenah Paper Inc                                             215,717
      6,946 Pope & Talbot Inc ^^*                                         39,940
     13,635 Rock-Tenn Co Class A                                         269,973
      6,561 Schweitzer-Mauduit International Inc                         124,528
     19,104 Wausau Paper Corp ^^                                         257,904
                                                                      $1,467,508

PERSONAL LOANS --- 0.38%
     12,630 Cash America International Inc                               493,580
     11,318 Rewards Network Inc ^^*                                       55,119
      7,900 World Acceptance Corp*                                       347,442
                                                                        $896,141

PHARMACEUTICALS --- 0.81%
     18,208 Alpharma Inc Class A                                         425,885
      7,368 Bradley Pharmaceuticals Inc ^^*                              117,299
      5,945 CNS Inc                                                      167,827
     14,653 Connetics Corp ^^*                                           159,718
     33,459 MGI Pharma Inc ^^*                                           575,829
     10,114 Noven Pharmaceuticals Inc ^^*                                243,950
     12,568 Sciele Pharma Inc ^^*                                        236,781
                                                                      $1,927,289

POLLUTION CONTROL --- 0.31%
     19,427 Waste Connections Inc*                                       736,478
                                                                        $736,478

PRINTING & PUBLISHING --- 0.40%
     12,689 Bowne & Co Inc                                               181,199
      4,992 Consolidated Graphics Inc*                                   300,369
     11,164 John H Harland Co                                            406,928
      5,270 Standard Register Co                                          69,564
                                                                        $958,060

RAILROADS --- 0.37%
     32,212 Kansas City Southern ^^*                                     879,710
                                                                        $879,710

REAL ESTATE --- 3.90%
     13,512 Acadia Realty Trust REIT                                     344,556
     19,568 Colonial Properties Trust REIT ^^                            935,546
     10,000 EastGroup Properties Inc REIT                                498,600
     11,270 Entertainment Properties REIT                                555,836
      9,860 Essex Property Trust REIT (1)                              1,197,004
     13,717 Glenborough Realty Trust Inc REIT ^^                         352,938
     13,828 Kilroy Realty Corp REIT (1)                                1,041,802
      8,750 LTC Properties Inc REIT                                      212,188
     22,580 Lexington Corporate Properties Trust REIT ^^                 478,244
     10,277 Mid-America Apartment Communities Inc REIT ^^                629,158
     24,750 National Retail Properties Inc REIT ^^                       534,600
     19,367 New Century Financial Corp REIT ^^                           761,317
      6,840 PS Business Parks Inc REIT                                   412,452
      6,086 Parkway Properties Inc REIT                                  282,938
     27,214 Senior Housing Properties Trust REIT*                        580,747
      7,692 Sovran Self Storage Inc REIT ^^                              427,291
                                                                      $9,245,217

RESTAURANTS --- 2.61%
     14,166 CEC Entertainment Inc*                                       446,371
      6,745 IHOP Corp                                                    312,631
     15,087 Jack In The Box Inc*                                         787,240
      7,255 Landry's Restaurants Inc ^^                                  218,738
      7,880 Lone Star Steakhouse & Saloon Inc                            218,828
      9,859 O'Charley's Inc*                                             187,025
     11,311 PF Changs China Bistro Inc*                                  392,605
     13,422 Panera Bread Co Class A ^^*                                  781,832
     10,183 Papa John's International Inc                                367,708
     14,477 Rare Hospitality International Inc*                          442,417
      7,044 Red Robin Gourmet Burgers Inc ^^*                            324,799
     18,010 Ryan's Restaurant Group Inc*                                 285,819
     36,412 Sonic Corp                                                   823,275
     11,992 Steak N Shake Co ^^*                                         202,545
     26,368 Triarc Cos Inc ^^                                            398,684
                                                                      $6,190,517

RETAIL --- 5.50%
     20,715 Aaron Rents Inc                                              476,031
     12,366 Building Materials Holding Corp ^^                           321,763
     21,455 Casey's General Stores Inc                                   477,803
     13,417 Cato Corp Class A                                            293,966
      9,969 Children's Place ^^*                                         638,315
     15,944 Christopher & Banks Corp ^^                                  470,029
      9,389 Cost Plus Inc ^^*                                            112,386
     19,402 Dress Barn Inc                                               423,352
     17,997 Finish Line Inc                                              227,122
     17,027 Freds Inc                                                    214,881
      9,743 Genesco Inc ^^*                                              335,841
      8,308 Great Atlantic & Pacific Tea Co Inc ^^                       200,057
     10,270 Group 1 Automotive Inc                                       512,473
     12,461 Guitar Center Inc ^^*                                        556,757
     13,639 Gymboree Corp*                                               575,293
      8,110 Hancock Fabrics Inc ^^*                                       23,276
      9,621 Haverty Furniture Inc ^^                                     153,455
     13,625 Hibbett Sporting Goods Inc*                                  356,703
     18,794 Hot Topic Inc*                                               209,365
     20,591 Insight Enterprises Inc*                                     424,381
     10,350 Jo-Ann Stores Inc ^^*                                        173,052
      7,675 Jos A Bank Clothiers Inc ^^                                  229,943
     12,158 Longs Drug Stores Corp                                       559,390
      7,985 MarineMax Inc ^^*                                            203,218
     22,611 Men's Wearhouse Inc                                          841,355
     23,106 Pep Boys - Manny Moe & Jack ^^                               296,912
      8,349 School Specialty Inc ^^*                                     294,636
     22,880 Select Comfort Corp ^^                                       500,614
     12,800 Sonic Automotive Inc ^^                                      295,552
     11,352 Stage Stores Inc                                             333,068
      8,599 Stamps.com Inc ^^*                                           163,897
     11,523 Stein Mart Inc                                               175,265
     14,676 Tractor Supply Co*                                           708,264
     12,660 Tuesday Morning Corp ^^*                                     175,721
     13,993 Tween Brands Inc*                                            526,137
     20,543 Zale Corp*                                                   569,863
                                                                     $13,050,136

SHOES --- 1.11%
     12,198 Brown Shoe Co Inc                                            437,176
     14,200 Crocs Inc                                                    495,580
      4,654 Deckers Outdoor Corp*                                        220,227
     11,276 K-Swiss Inc                                                  338,957
     10,545 Skechers USA Inc*                                            247,913
     15,504 Stride Rite Corp                                             216,436
     23,616 Wolverine World Wide Inc                                     668,569
                                                                      $2,624,858

SPECIALIZED SERVICES --- 3.86%
     18,558 ABM Industries Inc                                           348,148
     13,567 ADVO Inc ^^                                                  379,605
     10,367 Administaff Inc                                              349,368
      4,043 Angelica Corp                                                 68,771
     12,475 Arbitron Inc                                                 461,700
      5,511 CDI Corp ^^                                                  114,133
      2,247 CPI Corp                                                     109,069
      8,575 Carreker Corp*                                                52,651
      6,968 Central Parking Corp ^^                                      114,972
     11,797 Coinstar Inc*                                                339,518
      9,080 G&K Services Inc Class A                                     330,784
     11,326 Gevity HR Inc ^^                                             258,006
     28,928 Global Payments Inc (1)                                    1,273,121
     11,600 Healthcare Services Group Inc                                291,856
      7,430 Heidrick & Struggles International Inc*                      267,480
     22,472 Labor Ready Inc*                                             357,979
     15,083 Mobile Mini Inc ^^                                           428,508
     13,816 NCO Group Inc*                                               362,256
     11,159 On Assignment Inc*                                           109,470
     10,287 PetMed Express Inc*                                          107,396
      6,762 Portfolio Recovery Associates Inc ^^*                        296,649
      4,029 Pre-Paid Legal Services Inc ^^                               159,830
     24,062 Spherion Corp*                                               172,043
      4,783 StarTek Inc                                                   59,644
     13,634 TALX Corp                                                    334,306
      9,817 Universal Technical Institute Inc*                           175,626
      4,132 Vertrue Inc ^^*                                              162,470
      9,243 Viad Corp                                                    327,295
      3,661 Volt Information Sciences Inc*                               130,149
     18,054 Watson Wyatt & Co Holdings                                   738,770
     19,869 eFunds Corp*                                                 480,432
                                                                      $9,162,005

TELEPHONE & TELECOMMUNICATIONS --- 0.26%
      8,986 Commonwealth Telephone Enterprises Inc                       370,493
     19,183 General Communication Inc Class A*                           237,677
      1,060 Metrocall Inc (rights)@ (delta) *                                  0
                                                                        $608,170

TEXTILES --- 1.12%
      6,166 Ashworth Inc*                                                 42,237
     19,255 Fossil Inc ^^*                                               414,753
     10,946 Kellwood Co ^^                                               315,573
      6,499 Oxford Industries Inc ^^                                     278,872
     23,598 Phillips-Van Heusen Corp (1)                                 985,688
     51,225 Quiksilver Inc*                                              622,384
                                                                      $2,659,507

TOBACCO --- 0.06%
     37,078 Alliance One International Inc*                              152,020
                                                                        $152,020

TRANSPORTATION --- 1.60%
     10,710 Arkansas Best Corp                                           460,851
     25,137 Heartland Express Inc ^^                                     394,148
     17,750 Hub Group Inc                                                404,345
     22,604 Kirby Corp                                                   708,183
     24,510 Knight Transportation Inc ^^                                 415,445
     24,568 Landstar System Inc (1) ^^                                 1,049,054
     11,918 Old Dominion Freight Line Inc                                357,898
                                                                      $3,789,924

UNIT INVESTMENT TRUST --- 0.11%
      4,250 iShares S&P SmallCap 600 Index Fund ^^                       260,483
                                                                        $260,483

UTILITIES --- 3.48%
     34,776 Atmos Energy Corp (1)                                        992,855
     20,901 Avista Corp                                                  494,936
      4,879 Cascade Natural Gas Corp                                     127,293
     30,884 Energen Corp (1)                                           1,293,113
      9,113 Laclede Group Inc                                            292,345
     11,955 New Jersey Resources Corp ^^                                 589,382
     11,739 Northwest Natural Gas Co                                     461,108
     32,108 Piedmont Natural Gas Co Inc ^^                               812,653
     12,450 South Jersey Industries Inc                                  372,380
     42,975 Southern Union Co (1)                                      1,134,970
     17,428 Southwest Gas Corp                                           580,701
     44,892 UGI Corp (1)                                               1,097,609
                                                                      $8,249,345

WATER --- 0.12%
      7,229 American States Water Co ^^                                  276,509
                                                                        $276,509

TOTAL COMMON STOCK --- 98.38%                                       $233,290,135
(Cost $198,746,944)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

  3,597,000 Federal Home Loan Bank                                     3,596,100
                  4.560%, October 2, 2006
    250,000 United States of America (1)                                 248,885
                  4.890%, November 2, 2006

TOTAL SHORT-TERM INVESTMENTS --- 1.62%                                $3,844,985
(Cost $3,844,985)

TOTAL MAXIM INDEX 600 PORTFOLIO --- 100%                            $237,135,120
(Cost $202,591,929)

Legend
* Non-income Producing Security
(2) Security is fair valued at September 30, 2006.
(1) Collateral or Segregated Assets for Futures
@ Security has no market value at September 30, 2006.
^^ A portion or all of the security is on loan at September 30, 2006.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio's net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

As of September 30, 2006, the Maxim Index 600 Portfolio had 10 open Russell 2000 futures contracts. The contracts expire in December 2006 and the Portfolio has recorded unrealized appreciation of $38,900.

At September 30, 2006, the U.S. Federal income tax cost basis was $203,637,997. The Maxim Index 600 Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $48,186,099 and gross depreciation of securities in which there was an excess of tax cost over value of $14,688,976, resulting in net appreciation of $33,497,123.

MAXIM SERIES FUND, INC.

MAXIM JANUS LARGE CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006
UNAUDITED


COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

AGRICULTURE --- 1.55%
         111,090 Monsanto Co                                           5,222,341
                                                                      $5,222,341

BANKS --- 7.97%
    241,725 Commerce Bancorp Inc ^^                                    8,873,725
    500,000 Wells Fargo & Co                                          18,090,000
                                                                     $26,963,725

BIOTECHNOLOGY --- 6.38%
    126,885 Genentech Inc*                                            10,493,390
    161,740 Gilead Sciences Inc*                                      11,111,538
                                                                     $21,604,928

BROADCAST/MEDIA --- 1.04%
     96,030 Comcast Corp*                                              3,534,864
                                                                      $3,534,864

CHEMICALS --- 3.51%
     92,515 Amylin Pharmaceuticals Inc ^^*                             4,077,136
     74,860 Potash Corp of Saskatchewan Inc ^^                         7,799,663
                                                                     $11,876,799

COMMUNICATIONS - EQUIPMENT --- 0.92%
     86,020 QUALCOMM Inc                                               3,126,827
                                                                      $3,126,827

COMPUTER HARDWARE & SYSTEMS --- 9.41%
    294,190 Apple Computer Inc*                                       22,661,456
     47,180 Research in Motion Ltd ^^*                                 4,843,499
    876,110 Sun Microsystems Inc*                                      4,354,267
                                                                     $31,859,222

COMPUTER SOFTWARE & SERVICES --- 4.91%
    270,695 Electronic Arts Inc*                                      15,072,298
      3,845 Google Inc*                                                1,545,306
                                                                     $16,617,604

FINANCIAL SERVICES --- 2.93%
    151,835 Moody's Corp                                               9,926,972
                                                                      $9,926,972

GOLD, METALS & MINING --- 0.62%
     57,365 Peabody Energy Corp                                        2,109,885
                                                                      $2,109,885

HOUSEHOLD GOODS --- 4.21%
    230,065 Procter & Gamble Co                                       14,259,429
                                                                     $14,259,429

INVESTMENT BANK/BROKERAGE FIRM --- 6.33%
     60,660 Goldman Sachs Group Inc                                   10,261,852
    525,023 KKR Private Equity Investors LP (warrants)*               11,156,739
                                                                     $21,418,591

LEISURE & ENTERTAINMENT --- 2.38%
    121,160 Harrah's Entertainment Inc                                 8,048,659
                                                                      $8,048,659

MACHINERY --- 0.99%
     40,030 Deere & Co                                                 3,358,917
                                                                      $3,358,917

MEDICAL PRODUCTS --- 1.39%
     40,960 Alcon Inc                                                  4,689,920
                                                                      $4,689,920

OIL & GAS --- 12.44%
     47,230 Apache Corp                                                2,984,936
    192,925 ConocoPhillips                                            11,484,825
     48,305 EOG Resources ^^                                           3,142,240
     73,005 Hess Corp ^^                                               3,023,867
     77,000 Occidental Petroleum Corp                                  3,704,470
    176,765 Suncor Energy Inc                                         12,735,918
     98,130 Valero Energy Corp                                         5,050,751
                                                                     $42,127,007

PERSONAL LOANS --- 4.20%
    253,515 American Express Co                                       14,217,121
                                                                     $14,217,121

PHARMACEUTICALS --- 1.53%
    151,490 Teva Pharmaceutical Industries Ltd sponsored ADR ^^        5,164,294
                                                                      $5,164,294

RETAIL --- 8.07%
    333,650 Federated Department Stores Inc                           14,417,016
     95,705 JC Penney Co Inc                                           6,545,265
    106,730 Whole Foods Market Inc                                     6,342,964
                                                                     $27,305,245

TELEPHONE & TELECOMMUNICATIONS --- 1.59%
    283,815 Time Warner Telecom Inc ^^*                                5,395,323
                                                                      $5,395,323

UTILITIES --- 4.04%
    670,605 AES Corp*                                                 13,673,636
                                                                     $13,673,636

TOTAL COMMON STOCK --- 86.41%                                       $292,501,309
(Cost $242,311,616)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

  5,544,000 Fannie Mae ^^                                              5,542,422
                  5.200%, October 2, 2006
  5,000,000 Federal Farm Credit                                        4,993,013
                  5.110%, October 10, 2006
 20,479,000 Federal Home Loan Bank                                    20,473,728
                  5.210%, October 2, 2006
  4,000,000 Federal Home Loan Bank                                     3,997,188
                  5.140%, October 5, 2006
  3,873,000 Federal Home Loan Bank                                     3,871,345
                  5.200%, October 3, 2006
  2,135,000 Freddie Mac                                                2,134,395
                  5.180%, October 2, 2006
  5,000,000 International Bank for Reconstruction & Development        4,997,149
                  5.210%, October 4, 2006


TOTAL SHORT-TERM INVESTMENTS --- 13.59%                              $46,009,240
(Cost $46,009,240)

TOTAL MAXIM JANUS LARGE CAP GROWTH PORTFOLIO --- 100%               $338,510,549
(Cost $288,320,856)

Legend
* Non-income Producing Security
ADR - American Depository Receipt
^^ A portion or all of the security is on loan at September 30, 2006.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio's net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

At September 30, 2006, the U.S. Federal income tax cost basis was $288,320,862. The Maxim Janus Large Cap Growth Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $59,667,568 and gross depreciation of securities in which there was an excess of tax cost over value of $9,477,882, resulting in net appreciation of $50,189,686.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006
UNAUDITED


COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 1.00%
     72,900 Moog Inc ^^*                                               2,526,714
                                                                      $2,526,714

AUTO PARTS & EQUIPMENT --- 0.75%
     61,700 Commercial Vehicle Group Inc ^^*                           1,188,342
     49,500 Gentex Corp ^^                                               703,395
                                                                      $1,891,737

AUTOMOBILES --- 0.42%
     33,600 Winnebago Industries Inc ^^                                1,054,368
                                                                      $1,054,368

BANKS --- 10.38%
     27,600 Alabama National BanCorp                                   1,883,700
    105,422 CVB Financial Corp ^^                                      1,557,083
     22,000 Capital Corp of the West                                     682,440
     58,200 Centerstate Banks of Florida Inc ^^                        1,169,820
     58,400 East West Bancorp Inc                                      2,313,224
     60,000 First Charter Corp ^^                                      1,443,600
     61,825 First Midwest Bancorp Inc ^^                               2,342,549
     68,366 First State Bancorp ^^                                     1,775,465
     30,000 Iberiabank Corp                                            1,830,000
     37,952 Independent Bank Corp ^^                                     921,481
     32,700 Midwest Banc Holdings Inc ^^                                 798,534
     31,300 Pennsylvania Commerce Bancorp Inc ^^*                        821,625
     38,400 PrivateBancorp Inc ^^                                      1,755,648
     49,400 Seacoast Banking Corp of Florida ^^                        1,491,880
     64,500 Signature Bank ^^*                                         1,994,985
     56,700 Sterling Bancshares Inc                                    1,148,175
     34,930 Texas Regional Bancshares Inc                              1,343,059
     32,400 United Community Banks Inc                                   973,620
                                                                     $26,246,888

BIOTECHNOLOGY --- 0.25%
     14,300 Charles River Laboratories International Inc*                620,763
                                                                        $620,763

BROADCAST/MEDIA --- 1.61%
     73,000 General Cable Corp ^^*                                     2,789,330
    112,300 Journal Communications Inc ^^                              1,265,621
                                                                      $4,054,951

BUILDING MATERIALS --- 2.04%
     18,000 Eagle Materials Inc                                          606,240
     89,800 Griffon Corp*                                              2,143,526
     33,250 Lennox International Inc                                     761,425
     31,800 Texas Industries Inc ^^                                    1,655,508
                                                                      $5,166,699

CHEMICALS --- 3.28%
     41,000 Cytec Industries Inc                                       2,279,190
     22,600 FMC Corp                                                   1,447,982
     45,200 MacDermid Inc                                              1,474,424
     23,300 Minerals Technologies Inc                                  1,244,220
     69,550 Spartech Corp                                              1,861,854
                                                                      $8,307,670

COMMUNICATIONS - EQUIPMENT --- 3.06%
    107,200 ADTRAN Inc                                                 2,555,648
    100,200 CommScope Inc ^^*                                          3,292,572
     41,600 Comtech Telecommunications Corp ^^*                        1,392,768
    113,357 Stratex Networks Inc*                                        503,305
                                                                      $7,744,293

COMPUTER HARDWARE & SYSTEMS --- 1.68%
     76,500 Electronics for Imaging Inc*                               1,750,320
     29,100 Hutchinson Technology Inc ^^*                                611,973
     31,300 Imation Corp ^^                                            1,256,695
     20,100 Komag Inc ^^*                                                642,396
                                                                      $4,261,384

COMPUTER SOFTWARE & SERVICES --- 2.91%
    108,900 Alloy Inc ^^*                                              1,286,109
    132,300 Digitas Inc ^^*                                            1,272,726
     64,400 Hyperion Solutions Corp                                    2,220,512
     81,200 MapInfo Corp*                                              1,041,796
     32,400 Progress Software Corp*                                      842,400
     49,500 Quest Software Inc ^^*                                       706,860
                                                                      $7,370,403

DISTRIBUTORS --- 0.73%
    107,700 Smart & Final Inc*                                         1,838,439
                                                                      $1,838,439

ELECTRIC COMPANIES --- 2.04%
     14,933 ALLETE Inc                                                   648,839
     23,800 ITC Holdings Corp                                            742,560
     75,700 NorthWestern Corp ^^                                       2,647,986
     46,100 Portland General Electric Co ^^                            1,125,301
                                                                      $5,164,686

ELECTRONIC INSTRUMENTS & EQUIP --- 4.71%
     42,800 Anixter International Inc                                  2,416,916
     48,900 Arrow International Inc                                    1,555,509
     25,600 Daktronics Inc                                               529,664
     41,000 Excel Technology Inc*                                      1,213,190
     91,100 II-IV Inc*                                                 2,270,212
     78,900 Keithley Instruments Inc                                   1,005,975
     50,100 Lamson & Sessions Co ^^*                                   1,193,382
     28,300 Rofin-Sinar Technologies Inc*                              1,719,791
                                                                     $11,904,639

ELECTRONICS - SEMICONDUCTOR --- 3.14%
     56,100 DSP Group Inc*                                             1,281,885
     31,350 Diodes Inc                                                 1,353,380
    187,300 Entegris Inc*                                              2,043,443
     97,500 Fairchild Semiconductor International Inc*                 1,823,250
     89,700 Integrated Device Technology Inc*                          1,440,582
                                                                      $7,942,540

ENGINEERING & CONSTRUCTION --- 1.87%
     10,400 ESCO Technologies Inc ^^*                                    478,816
     94,100 Insituform Technologies Inc Class A ^^*                    2,284,748
     28,000 Michael Baker Corp*                                          570,080
     23,700 Washington Group International Inc                         1,394,982
                                                                      $4,728,626

FINANCIAL SERVICES --- 3.89%
     79,716 Advanta Corp Class A                                       2,941,520
     34,300 Community Bancorp ^^*                                      1,046,493
     87,800 Dollar Financial Corp*                                     1,915,796
     39,600 Medallion Financial Corp                                     436,788
     58,500 National Financial Partners Corp ^^                        2,400,255
     71,000 United PanAm Financial Corp*                               1,099,080
                                                                      $9,839,932

FOOD & BEVERAGES --- 1.03%
     39,212 J&J Snack Foods Corp                                       1,219,493
     28,500 Ralcorp Holdings Inc*                                      1,374,555
                                                                      $2,594,048

GOLD, METALS & MINING --- 1.74%
     90,500 Alpha Natural Resources Inc ^^*                            1,426,280
     45,300 Chaparral Steel Co                                         1,542,918
     44,700 Reliance Steel & Aluminum Co                               1,436,658
                                                                      $4,405,856

HEALTH CARE RELATED --- 0.93%
     71,000 Healthspring Inc ^^*                                       1,366,750
     73,000 Option Care Inc ^^*                                          977,470
                                                                      $2,344,220

HOTELS/MOTELS --- 0.51%
     76,100 Trump Entertainment Resorts Inc ^^*                        1,290,656
                                                                      $1,290,656

HOUSEHOLD GOODS --- 0.44%
     84,700 Sealy Corp ^^                                              1,106,182
                                                                      $1,106,182

INSURANCE RELATED --- 5.43%
     19,400 AmerUs Group Co                                            1,319,394
    150,000 American Equity Investment Life Holding Co ^^              1,840,500
     70,900 Delphi Financial Group Inc Class A                         2,827,492
     25,452 Midland Co ^^                                              1,102,581
     38,300 Navigators Group Inc*                                      1,838,783
     26,900 Protective Life Corp                                       1,230,675
     39,400 RLI Corp ^^                                                2,001,126
     50,600 United Fire & Casualty Co ^^                               1,583,780
                                                                     $13,744,331

INVESTMENT BANK/BROKERAGE FIRM --- 1.05%
     45,400 CBL & Associated Properties Inc                            1,902,714
     24,100 Stifel Financial Corp ^^*                                    764,934
                                                                      $2,667,648

LEISURE & ENTERTAINMENT --- 0.98%
    121,600 Live Nation*                                               2,483,072
                                                                      $2,483,072

MACHINERY --- 2.26%
     65,700 Albany International Corp Class A ^^                       2,090,574
     24,500 Harsco Corp                                                1,902,425
     19,450 IDEX Corp                                                    837,323
     22,300 Nordson Corp                                                 888,878
                                                                      $5,719,200

MANUFACTURING --- 3.25%
     43,400 Actuant Corp Class A                                       2,174,340
    110,400 Barnes Group Inc ^^                                        1,938,624
     83,400 McGrath Rentcorp ^^                                        2,135,040
     82,139 RBC Bearings Inc ^^*                                       1,983,657
                                                                      $8,231,661

MEDICAL PRODUCTS --- 1.62%
     67,550 Intermagnetics General Corp ^^                             1,827,228
     53,200 Symmetry Medical Inc ^^*                                     802,788
     37,500 West Pharmaceutical Services Inc ^^                        1,472,625
                                                                      $4,102,641

MISCELLANEOUS --- 0.71%
    129,900 Perot Systems Corp Class A*                                1,791,321
                                                                      $1,791,321

OIL & GAS --- 3.37%
     32,100 ATP Oil & Gas Corp ^^*                                     1,185,774
     65,700 Denbury Resources Inc                                      1,898,730
     23,800 FMC Technologies Inc*                                      1,278,060
     57,581 Helix Energy Solutions Group Inc ^^                        1,923,205
     63,900 Mariner Energy Inc ^^*                                     1,173,843
     19,900 Universal Compression Holdings Inc*                        1,063,655
                                                                      $8,523,267

PAPER & FOREST PRODUCTS --- 1.11%
     26,578 Potlatch Corp ^^                                             986,044
     91,500 Rock-Tenn Co Class A                                       1,811,700
                                                                      $2,797,744

PHARMACEUTICALS --- 0.27%
     40,050 Perrigo Co                                                   679,649
                                                                        $679,649

POLLUTION CONTROL --- 1.16%
     50,500 American Ecology Corp ^^                                     996,870

     51,125 Waste Connections Inc*                                     1,938,149
                                                                      $2,935,019

PRINTING & PUBLISHING --- 1.24%
     87,150 John Wiley & Sons Inc Class A ^^                           3,138,272
                                                                      $3,138,272

RAILROADS --- 0.40%
     43,112 Genesee & Wyoming Inc                                      1,001,061
                                                                      $1,001,061

REAL ESTATE --- 5.69%
     79,700 BioMed Realty Trust Inc REIT ^^                            2,418,098
     55,500 Corporate Office Properties Trust REIT ^^                  2,484,180
     79,000 First Potomac Realty Trust REIT                            2,387,380
    116,300 Kite Realty Group Trust REIT                               1,981,752
     56,100 LaSalle Hotel Properties REIT ^^                           2,431,374
     59,100 Newcastle Investment Corp REIT ^^                          1,619,931
     59,900 Windrose Medical Properties REIT                           1,059,032
                                                                     $14,381,747

RESTAURANTS --- 2.12%
     62,000 Bob Evans Farms Inc                                        1,877,360
     76,900 CEC Entertainment Inc*                                     2,423,119
     69,700 Mortons Restaurant Group Inc ^^*                           1,074,077
                                                                      $5,374,556

RETAIL --- 4.24%
     31,500 Big Lots Inc ^^*                                             624,015
     52,100 Casey's General Stores Inc                                 1,160,267
     38,100 Dollar Tree Stores Inc*                                    1,179,576
     94,600 First Cash Financial Services Inc                          1,947,814
     84,100 Jo-Ann Stores Inc ^^*                                      1,406,152
     68,700 Pier 1 Imports Inc ^^                                        509,754
     79,800 Rent-A-Center Inc ^^*                                      2,337,342
     67,500 Sonic Automotive Inc ^^                                    1,558,575
                                                                     $10,723,495

SPECIALIZED SERVICES --- 4.99%
     28,800 Adesa Corp                                                   665,568
     52,752 Electro Rent Corp*                                           897,312
     20,900 FTD Group Inc*                                               322,905
     77,100 Harte-Hanks Inc ^^                                         2,031,585
     50,700 Navigant Consulting Inc*                                   1,017,042
     18,400 Regis Corp                                                   659,640
    114,900 Rollins Inc ^^                                             2,425,539
     10,200 Standard Parking Corp*                                       320,076
     35,600 Vertrue Inc ^^*                                            1,399,792
    120,000 Wright Express Corp*                                       2,887,200
                                                                     $12,626,659

TELEPHONE & TELECOMMUNICATIONS --- 1.68%
     46,300 Anaren Inc*                                                  975,541
     23,000 Commonwealth Telephone Enterprises Inc ^^                    948,290
     75,800 Iowa Telecommunications Services Inc                       1,500,082
     63,900 Tekelec*                                                     828,144
                                                                      $4,252,057
TEXTILES --- 1.56%
    123,000 Fossil Inc ^^*                                             2,649,420
     58,000 Hanesbrands Inc*                                           1,305,580
                                                                      $3,955,000

TRANSPORTATION --- 1.90%
     20,500 American Commercial Lines Inc ^^*                          1,218,725
     76,700 Laidlaw International Inc                                  2,096,211
     20,100 Landstar System Inc ^^                                       858,270
     36,800 Marten Transport Ltd ^^                                      628,912
                                                                      $4,802,118

UTILITIES --- 2.13%
     30,000 ONEOK Inc                                                  1,133,700
    174,100 UGI Corp                                                   4,256,740
                                                                      $5,390,440

WATER --- 0.49%
     32,600 American States Water Co ^^                                1,246,950
                                                                      $1,246,950

TOTAL COMMON STOCK --- 96.06%                                       $242,973,602
(Cost $209,698,341)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

  9,975,000 Federal Home Loan Bank                                     9,972,506
                  4.560%, October 2, 2006


TOTAL SHORT-TERM INVESTMENTS --- 3.94%                                $9,972,506
(Cost $9,972,506)

TOTAL MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO --- 100%        $252,946,108
(Cost $219,670,847)

Legend
* Non-income Producing Security
REIT - Real Estate Investment Trust
^^ A portion or all of the security is on loan at September 30, 2006.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio's net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

At September 30, 2006, the U.S. Federal income tax cost basis was $219,940,656. The Maxim Loomis Sayles Small-Cap Value Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $37,296,797 and gross depreciation of securities in which there was an excess of tax cost over value of $4,291,345, resulting in net appreciation of $33,005,452.

MAXIM SERIES FUND, INC.

MAXIM MFS(R) INTERNATIONAL GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006
UNAUDITED


COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT --- 1.26%
    118,300 Bridgestone Corp                                           2,388,533
                                                                      $2,388,533

AUTOMOBILES --- 2.25%
     79,200 Toyota Motor Corp                                          4,304,457
                                                                      $4,304,457

BROADCAST/MEDIA --- 1.17%
    105,150 Grupo Televisa SA                                          2,235,489
                                                                      $2,235,489

BUILDING MATERIALS --- 1.29%
    200,000 Asahi Glass Co Ltd                                         2,466,878
                                                                      $2,466,878

CHEMICALS --- 5.96%
         6,549 Air Liquide                                             1,336,171
     22,089 Air Liquide Prime de Fidelite (2)                          4,506,816
     69,510 Bayer AG                                                   3,543,326
     33,900 Nitto Denko Corp                                           2,008,889
                                                                     $11,395,202

COMMUNICATIONS - EQUIPMENT --- 0.69%
    378,790 Ericsson LM Class B                                        1,312,919
                                                                      $1,312,919

COSMETICS & PERSONAL CARE --- 2.11%
    110,000 Kao Corp                                                   2,933,333
     10,800 L'Oreal SA*                                                1,096,968
                                                                      $4,030,301

DISTRIBUTORS --- 0.86%
    659,200 Li & Fung Ltd                                              1,638,132
                                                                      $1,638,132

ELECTRIC COMPANIES --- 2.35%
     37,910 E. on AG                                                   4,493,763
          1 Iberdrola SA @                                                     0
                                                                      $4,493,763

ELECTRONIC INSTRUMENTS & EQUIP --- 2.38%
     17,700 Fanuc Ltd                                                  1,381,537
     60,590 Legrand SA                                                 1,682,607
     60,300 Omron Corp                                                 1,480,381
                                                                      $4,544,525
ELECTRONICS - SEMICONDUCTOR --- 3.10%
     16,881 Samsung Electronics Co Ltd                                 5,929,451
                                                                      $5,929,451

FINANCIAL SERVICES --- 0.89%
      6,130 Orix Corp                                                  1,694,345
                                                                      $1,694,345

FOOD & BEVERAGES --- 5.86%
    203,630 Diageo PLC                                                 3,597,238
     21,773 Nestle SA                                                  7,591,717
                                                                     $11,188,955

FOREIGN BANKS --- 14.79%
    225,400 Banca Intesa SpA*                                          1,483,402
    162,980 Banco Bilbao Vizcaya Argentaria SA                         3,771,681
    381,310 Bangkok Bank Public Co Ltd                                 1,116,574
    104,601 Credit Agricole SA                                         4,594,639
     28,810 Erste Bank der Oesterreichischen Sparkassen AG             1,793,752
     30,184 Julius Baer Holding AG Ltd                                 3,014,900
  2,389,000 PT Bank Central Asia                                       1,249,530
    377,000 Shinsei Bank Ltd                                           2,297,905
     95,124 UBS AG                                                     5,690,172
    390,920 UnCredito Italiano SpA                                     3,244,406
                                                                     $28,256,961

GOLD, METALS & MINING --- 0.45%
     50,070 BHP Billiton PLC                                             864,359
                                                                        $864,359

HOUSEHOLD GOODS --- 3.75%
    173,040 Reckitt Benckiser PLC                                      7,173,146
                                                                      $7,173,146

INSURANCE RELATED --- 7.47%
    157,240 AXA                                                        5,798,226
     78,410 Assicurazioni Generali SpA                                 2,933,129
    106,916 QBE Insurance Group Ltd                                    1,952,272
     46,887 Swiss Re                                                   3,588,377
                                                                     $14,272,004

LEISURE & ENTERTAINMENT --- 3.51%
    295,276 Ladbrokes PLC                                              2,152,000
    378,430 William Hill PLC                                           4,563,068
                                                                      $6,715,068

MACHINERY --- 3.64%
     62,377 Schneider SA                                               6,956,616
                                                                      $6,956,616

MANUFACTURING --- 0.85%
     96,570 Smiths Group PLC                                           1,621,886
                                                                      $1,621,886

MEDICAL PRODUCTS --- 0.50%
      8,620 Synthes Inc                                                  958,199
                                                                        $958,199
MISCELLANEOUS --- 2.20%
     40,830 LVMH                                                       4,206,690
                                                                      $4,206,690

OFFICE EQUIPMENT & SUPPLIES --- 3.55%
     73,950 Canon Inc                                                  3,856,356
    147,000 Ricoh Co Ltd                                               2,924,444
                                                                      $6,780,800

OIL & GAS --- 5.05%
  1,762,500 CNOOC Ltd                                                  1,465,988
     86,560 Royal Dutch Shell PLC                                      2,857,295
     81,200 Total SA                                                   5,328,489
                                                                      $9,651,772

PHARMACEUTICALS --- 9.18%
      6,740 Actelion Ltd*                                                966,977
     24,060 AstraZeneca Group PLC                                      1,504,172
    170,570 Glaxosmithkline PLC                                        4,544,573
     38,910 Roche Holding AG                                           6,727,452
     42,720 Sanofi-Aventis                                             3,802,823
                                                                     $17,545,997

RAILROADS --- 0.83%
     37,910 Canadian National Railway Co                               1,589,945
                                                                      $1,589,945

RETAIL --- 4.23%
    223,500 Esprit Holdings Ltd                                        2,038,299
     55,760 Next PLC                                                   1,981,548
    603,370 Tesco PLC                                                  4,069,802
                                                                      $8,089,649

SPECIALIZED SERVICES --- 3.50%
     16,660 Pernod-Ricard SA                                           3,466,740
    260,060 WPP Group PLC                                              3,223,421
                                                                      $6,690,161

TELEPHONE & TELECOMMUNICATIONS --- 1.99%
      6,890 Fastweb*                                                     312,344
    741,000 Hutchinson Telecommunications International Ltd*           1,310,671
  1,414,610 Singapore Telecommunications Ltd                           2,173,240
                                                                      $3,796,255

TOYS --- 1.05%
      9,700 Nintendo Co Ltd                                            1,998,713
                                                                      $1,998,713

UTILITIES --- 2.08%
    105,150 BG Group PLC                                               1,276,747
     29,300 Gaz de France*                                             1,166,635
    307,000 Tokyo Gas Co                                               1,538,574
                                                                      $3,981,956

TOTAL COMMON STOCK --- 98.79%                                       $188,773,127
(Cost $152,656,525)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

  2,310,000 Federal Home Loan Bank                                     2,309,422
                  4.560%, October 2, 2006


TOTAL SHORT-TERM INVESTMENTS --- 1.21%                                $2,309,422
(Cost $2,309,422)

TOTAL MAXIM MFS(R) INTERNATIONAL GROWTH PORTFOLIO --- 100%          $191,082,549
(Cost $154,965,947)

Legend
* Non-income Producing Security
@ Security has no market value at September 30, 2006.
(2) Security is fair valued at September 30, 2006.
ADR - American Depository
Receipt See Attached Summary of Investments by Country

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

Foreign securities are valued at the closing price on the security's primary exchange. If the closing price is not available, the current bid will be used. Foreign equity securities are also subject to a fair value pricing review daily (see below). Foreign exchange rates are valued utilizing the New York closing rates.

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio's net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

At September 30, 2006, the U.S. Federal income tax cost basis was $155,149,361. The Maxim MFS(R) International Growth Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $39,228,266 and gross depreciation of securities in which there was an excess of tax cost over value of $3,295,078, resulting in net appreciation of $35,933,188.

MAXIM SERIES FUND, INC.

MAXIM MFS (R) INTERNATIONAL GROWTH PORTFOLIO
SUMMARY OF INVESTMENTS BY COUNTRY
SEPTEMBER 30, 2006
UNAUDITED

                                                                  % of Portfolio
                Country                          Value ($)         Investments
----------------------------------------      ------------------ ---------------
Australia                                $            1,952,272           1.02%
Austria                                               1,793,752           0.94%
Canada                                                1,589,945           0.83%
France                                               43,943,420          23.01%
Germany                                               8,037,089           4.21%
Hong Kong                                             6,453,090           3.38%
Indonesia                                             1,249,530           0.65%
Italy                                                 7,973,281           4.17%
Japan                                                31,274,345          16.37%
Korea                                                 5,929,451           3.10%
Mexico                                                2,235,489           1.17%
Singapore                                             2,173,240           1.14%
Spain                                                 3,771,681           1.97%
Sweden                                                1,312,919           0.69%
Switzerland                                          28,537,794          14.93%
Thailand                                              1,116,574           0.58%
United Kingdom                                       39,429,255          20.63%
United States                                         2,309,422           1.21%
                                              ------------------ ---------------
                                         $          191,082,549         100.00%
                                              ================== ===============

MAXIM SERIES FUND, INC.

MAXIM S&P 500 INDEX (R) PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006
UNAUDITED


COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 2.40%
     46,868 Boeing Co                                                  3,695,542
     23,804 General Dynamics Corp                                      1,706,033
      7,352 Goodrich Corp                                                297,903
     48,318 Honeywell International Inc                                1,976,206
      7,250 L-3 Communications Holdings Inc                              567,893
     21,028 Lockheed Martin Corp                                       1,809,670
     20,308 Northrop Grumman Corp                                      1,382,366
     26,453 Raytheon Co                                                1,270,009
     10,092 Rockwell Collins Inc                                         553,445
     59,642 United Technologies Corp                                   3,778,321
                                                                     $17,037,388

AGRICULTURE --- 0.42%
     38,674 Archer-Daniels-Midland Co                                  1,464,971
     31,998 Monsanto Co                                                1,504,226
                                                                      $2,969,197

AIR FREIGHT --- 0.95%
     18,082 FedEx Corp                                                 1,965,152
      3,642 Ryder System Inc                                             188,219
     63,765 United Parcel Service Inc Class B                          4,587,254
                                                                      $6,740,625

AIRLINES --- 0.11%
     46,332 Southwest Airlines Co                                        771,891
                                                                        $771,891

AUTO PARTS & EQUIPMENT --- 0.14%
     10,416 Goodyear Tire & Rubber Co ^^*                                151,032
     11,556 Johnson Controls Inc                                         829,027
                                                                        $980,059

AUTOMOBILES --- 0.29%
    110,924 Ford Motor Co                                                897,375
     33,353 General Motors Corp ^^                                     1,109,321
                                                                      $2,006,696

BANKS --- 6.31%
     20,193 AmSouth Bancorp                                              586,405
     31,663 BB&T Corp ^^                                               1,386,206
    266,895 Bank of America Corp (1)                                  14,297,565
      9,571 Comerica Inc                                                 544,781
     11,000 Commerce Bancorp Inc ^^                                      403,810
      7,650 Compass Bancshares Inc                                       435,897
     32,883 Fifth Third Bancorp                                        1,252,185
      7,310 First Horizon National Corp                                  277,853
     14,004 Huntington Bancshares Inc                                    335,116
     23,796 KeyCorp                                                      890,922
      4,583 M&T Bank Corp ^^                                             549,777
     14,999 Marshall & Ilsley Corp                                       722,652
     35,649 National City Corp                                         1,304,753
     27,445 North Fork Bancorp Inc                                       786,025
     17,377 PNC Financial Services Group                               1,258,790
     26,789 Regions Financial Corp                                       985,567
     21,538 SunTrust Banks Inc                                         1,664,457
     19,078 Synovus Financial Corp                                       560,321
    104,814 US Bancorp                                                 3,481,921
     96,342 Wachovia Corp                                              5,377,080
    198,578 Wells Fargo & Co (1)                                       7,184,552
      6,300 Zions Bancorp                                                502,803
                                                                     $44,789,438

BIOTECHNOLOGY --- 1.34%
     69,042 Amgen Inc*                                                 4,938,574
     10,715 Applera Corp - Applied Biosystems Group                      354,774
     20,268 Biogen Idec Inc*                                             905,574
     15,416 Genzyme Corp*                                              1,040,118
     26,950 Gilead Sciences Inc*                                       1,851,465
     14,102 MedImmune Inc*                                               411,919
                                                                      $9,502,424

BROADCAST/MEDIA --- 1.05%
     46,038 CBS Corp                                                   1,296,890
     29,252 Clear Channel Communications Inc                             843,920
    123,411 Comcast Corp*                                              4,547,695
      4,900 EW Scripps Co                                                234,857
     14,779 Univision Communications Inc Class A*                        507,511
                                                                      $7,430,873

BUILDING MATERIALS --- 0.22%
     10,313 American Standard Cos Inc                                    432,837
     23,451 Masco Corp ^^                                                643,026
      5,685 Vulcan Materials Co                                          444,851
                                                                      $1,520,714

CHEMICALS --- 1.29%
     12,999 Air Products & Chemicals Inc                                 862,744
      3,741 Ashland Inc                                                  238,601
     56,558 Dow Chemical Co                                            2,204,631
     54,352 EI du Pont de Nemours & Co                                 2,328,440
      4,861 Eastman Chemical Co                                          262,591
     10,525 Ecolab Inc                                                   450,681
      6,651 Hercules Inc*                                                104,886
      4,673 International Flavors & Fragrances Inc                       184,770
      9,731 PPG Industries Inc                                           652,755
     19,018 Praxair Inc                                                1,125,105
      8,462 Rohm & Haas Co                                               400,676
      3,932 Sigma-Aldrich Corp                                           297,534
                                                                      $9,113,414

COMMUNICATIONS - EQUIPMENT --- 2.76%
      6,867 ADC Telecommunications Inc ^^*                               103,005
     26,922 Avaya Inc*                                                   307,988
      4,974 Ciena Corp*                                                  135,538
    359,993 Cisco Systems Inc (1)*                                     8,279,839
     11,892 Comverse Technology Inc*                                     254,964
     91,956 Corning Inc*                                               2,244,646
     99,346 JDS Uniphase Corp*                                           217,568
    264,278 Lucent Technologies Inc*                                     618,411
    144,472 Motorola Inc                                               3,611,800
     97,392 QUALCOMM Inc                                               3,540,199
     26,364 Tellabs Inc*                                                 288,949
                                                                     $19,602,907

COMPUTER HARDWARE & SYSTEMS --- 3.55%
     50,158 Apple Computer Inc*                                        3,863,671
    133,945 Dell Inc*                                                  3,059,304
    135,507 EMC Corp*                                                  1,623,374
    161,520 Hewlett-Packard Co                                         5,926,169
     89,740 International Business Machines Corp (1)                   7,353,296
      5,931 Lexmark International Group Inc Class A*                     341,981
     10,626 NCR Corp*                                                    419,514
     21,951 Network Appliance Inc*                                       812,407
      9,366 QLogic Corp                                                  177,017
     11,550 Sandisk Corp*                                                618,387
    206,909 Sun Microsystems Inc*                                      1,028,338
                                                                     $25,223,458

COMPUTER SOFTWARE & SERVICES --- 5.77%
     34,148 Adobe Systems Inc*                                         1,278,843
      7,000 Affiliated Computer Services Inc Class A*                    363,020
     13,660 Autodesk Inc*                                                475,095
     32,777 Automatic Data Processing Inc                              1,551,663
     12,049 BMC Software Inc*                                            327,974
     24,213 CA Inc ^^                                                    573,606
     10,815 Citrix Systems Inc*                                          391,611
     10,154 Computer Sciences Corp*                                      498,764
     21,942 Compuware Corp*                                              170,928
      8,183 Convergys Corp*                                              168,979
     18,084 Electronic Arts Inc*                                       1,006,917
     30,526 Electronic Data Systems Corp                                 748,498
     45,123 First Data Corp                                            1,895,166
     10,261 Fiserv Inc*                                                  483,190
     12,565 Google Inc*                                                5,049,874
     20,152 Intuit Inc                                                   646,678
     33,350 Juniper Networks Inc*                                        576,288
    509,374 Microsoft Corp (1)                                        13,921,191
     19,944 Novell Inc*                                                  122,057
    237,836 Oracle Corp*                                               4,219,211
      6,543 Parametric Technology Corp*                                  114,241
     19,958 Paychex Inc                                                  735,452
      7,738 Sabre Holdings Corp                                          180,992
     58,322 Symantec Corp*                                             1,241,092
     20,240 Unisys Corp*                                                 114,558
     14,450 VeriSign Inc*                                                291,890
     73,314 Yahoo! Inc*                                                1,853,378

     69,292 eBay Inc*                                                  1,965,121
                                                                     $40,966,277
CONGLOMERATES --- 4.05%
     44,435 3M Co                                                      3,306,853
    608,791 General Electric Co (1)                                   21,490,322
      7,479 Textron Inc                                                  654,413
    118,788 Tyco International Ltd                                     3,324,876
                                                                     $28,776,464

CONTAINERS --- 0.17%
      6,132 Ball Corp ^^                                                 248,039
      6,186 Bemis Co Inc                                                 203,272
      8,145 Pactiv Corp*                                                 231,481
      4,765 Sealed Air Corp                                              257,882
      6,402 Temple-Inland Inc                                            256,720
                                                                      $1,197,394

COSMETICS & PERSONAL CARE --- 0.19%
      4,596 Alberto-Culver Co Class B                                    232,512
     26,380 Avon Products Inc                                            808,811
      7,600 Estee Lauder Cos                                             306,508
                                                                      $1,347,831

DISTRIBUTORS --- 0.28%
     10,107 Genuine Parts Co                                             435,915
     36,458 SYSCO Corp                                                 1,219,520
      4,457 WW Grainger Inc                                              298,708
                                                                      $1,954,143

ELECTRIC COMPANIES --- 2.48%
      9,710 Allegheny Energy Inc*                                        390,051
     12,125 Ameren Corp ^^                                               640,079
     23,215 American Electric Power Co Inc                               844,330
     18,369 CenterPoint Energy Inc ^^                                    263,044
     14,532 Consolidated Edison Inc                                      671,378
     10,468 DTE Energy Co                                                434,527
     20,842 Dominion Resources Inc                                     1,594,205
     19,214 Edison International                                         800,071
     12,307 Entergy Corp                                                 962,777
     39,490 Exelon Corp                                                2,390,725
     23,872 FPL Group Inc ^^                                           1,074,240
     19,461 FirstEnergy Corp                                           1,087,091
     20,539 PG&E Corp                                                    855,449
     22,452 PPL Corp                                                     738,671
      5,857 Pinnacle West Capital Corp                                   263,858
     14,918 Progress Energy Inc ^^                                       676,979
     43,780 Southern Co                                                1,508,659
     12,309 TECO Energy Inc                                              192,636
     27,192 TXU Corp                                                   1,700,044
     23,940 Xcel Energy Inc                                              494,361
                                                                     $17,583,175

ELECTRONIC INSTRUMENTS & EQUIP --- 0.80%
     24,069 Agilent Technologies Inc*                                    786,816
      9,952 American Power Conversion Corp                               218,546
      5,415 Cooper Industries Inc                                        461,466
     24,052 Emerson Electric Co                                        2,017,001
      3,840 Harman International Industries Inc                          320,410
     10,895 Jabil Circuit Inc                                            311,270
      8,321 Molex Inc ^^                                                 324,269
     10,390 Rockwell Automation Inc                                      603,659
     31,423 Sanmina - SCI Corp*                                          117,522
     53,919 Solectron Corp*                                              175,776
     14,927 Symbol Technologies Inc                                      221,815
      4,914 Tektronix Inc                                                142,162
                                                                      $5,700,712

ELECTRONICS - SEMICONDUCTOR --- 2.73%
     28,616 Advanced Micro Devices Inc*                                  711,108
     21,157 Altera Corp*                                                 388,866
     20,805 Analog Devices Inc                                           611,459
     81,885 Applied Materials Inc ^^                                   1,451,821
     27,657 Broadcom Corp Class A                                        839,113
     23,921 Freescale Semiconductor Inc*                                 909,237
    340,127 Intel Corp (1)                                             6,996,412
     11,719 KLA-Tencor Corp                                              521,144
     23,541 LSI Logic Corp*                                              193,507
     17,758 Linear Technology Corp                                       552,629
     18,900 Maxim Integrated Products Inc                                530,523
     43,017 Micron Technology Inc*                                       748,496
     20,780 NVIDIA Corp                                                  614,880
     17,512 National Semiconductor Corp                                  412,057
      7,272 Novellus Systems Inc*                                        201,144
     12,283 PMC-Sierra Inc ^^*                                            72,961
     11,617 Teradyne Inc*                                                152,880
     90,355 Texas Instruments Inc                                      3,004,304
     19,997 Xilinx Inc                                                   438,934
                                                                     $19,351,475

ENGINEERING & CONSTRUCTION --- 0.06%
      5,192 Fluor Corp                                                   399,213
                                                                        $399,213

FINANCIAL SERVICES --- 6.63%
     14,363 Ameriprise Financial Inc                                     673,625
     44,983 Bank of New York Co Inc                                    1,586,101
     11,750 CIT Group Inc                                                571,403
      2,098 Chicago Mercantile Exchange Holdings Inc                   1,003,369
    291,583 Citigroup Inc (1)                                         14,482,928
     36,110 Countrywide Financial Corp                                 1,265,294
     57,108 Fannie Mae (nonvtg)                                        3,192,908
      5,333 Federated Investors Inc Class B                              180,309
      9,833 Franklin Resources Inc                                     1,039,840
     40,744 Freddie Mac                                                2,702,550
     15,710 Golden West Financial Corp                                 1,213,598
    204,724 JPMorgan Chase & Co (1)                                    9,613,839
     12,177 Janus Capital Group Inc                                      240,130
      7,735 Legg Mason Inc                                               780,152
      4,969 MGIC Investment Corp                                         297,991
     24,274 Mellon Financial Corp                                        949,113
     13,962 Moody's Corp                                                 912,836
     11,051 Northern Trust Corp                                          645,710
     15,890 Principal Financial Group                                    862,509
     21,135 Sovereign Bancorp Inc                                        454,614
     19,519 State Street Corp                                          1,217,986
     15,434 T Rowe Price Group Inc                                       738,517
     56,811 Washington Mutual Inc                                      2,469,574
                                                                     $47,094,896

FOOD & BEVERAGES --- 3.11%
     45,343 Anheuser-Busch Co Inc                                      2,154,246
      4,640 Brown-Forman Corp                                            355,656
     13,577 Campbell Soup Co ^^                                          495,561
    120,164 Coca-Cola Co                                               5,368,928
     16,232 Coca-Cola Enterprises Inc                                    338,113
     30,095 ConAgra Foods Inc                                            736,726
     12,400 Constellation Brands Inc*                                    356,872
      7,850 Dean Foods Co*                                               329,857
     20,802 General Mills Inc                                          1,177,393
     19,550 HJ Heinz Co                                                  819,732
     10,348 Hershey Co                                                   553,101
     14,750 Kellogg Co                                                   730,420
      7,762 McCormick & Co Inc (nonvtg)                                  294,801
      2,721 Molson Coors Brewing Co Class B                              187,477
      7,992 Pepsi Bottling Group Inc                                     283,716
     97,258 PepsiCo Inc (1)                                            6,347,057
     44,792 Sara Lee Corp                                                719,807
     14,850 Tyson Foods Inc Class A ^^                                   235,818
     12,933 Wm Wrigley Jr Co                                             595,694
                                                                     $22,080,975

GOLD, METALS & MINING --- 0.88%
     51,125 Alcoa Inc                                                  1,433,545
      5,938 Allegheny Technologies Inc                                   369,284
     10,800 CONSOL Energy Inc                                            342,684
     11,578 Freeport-McMoRan Copper & Gold Inc                           616,644
     26,540 Newmont Mining Corp                                        1,134,585
     18,183 Nucor Corp                                                   899,877
     12,026 Phelps Dodge Corp                                          1,018,602
      7,289 United States Steel Corp                                     420,430
                                                                      $6,235,651

HEALTH CARE RELATED --- 2.77%
     32,306 Aetna Inc                                                  1,277,702
     11,874 AmericsourceBergen Corp                                      536,705
      6,563 CIGNA Corp                                                   763,408
     23,936 Cardinal Health Inc                                        1,573,553
     25,200 Caremark Rx Inc                                            1,428,084
      9,400 Coventry Health Care Inc                                     484,288
      8,140 Express Scripts Inc Class A*                                 614,489
     25,020 HCA Inc ^^                                                 1,248,248
     14,132 Health Management Associates Inc Class A                     295,359
      9,721 Humana Inc*                                                  642,461
     11,878 IMS Health Inc                                               316,430
      7,400 Laboratory Corp of America Holdings*                         485,218
      4,341 Manor Care Inc                                               226,947
     17,652 McKesson Corp                                                930,613
     17,357 Medco Health Solutions Inc*                                1,043,329
      8,200 Patterson Cos Inc ^^*                                        275,602
      9,528 Quest Diagnostics Inc                                        582,732
     27,760 Tenet Healthcare Corp*                                       225,966
     79,440 UnitedHealth Group Inc                                     3,908,448
     36,560 WellPoint Inc*                                             2,816,948
                                                                     $19,676,530

HOMEBUILDING --- 0.24%
      7,000 Centex Corp                                                  368,340
     16,050 DR Horton Inc                                                384,398
      4,630 KB Home                                                      202,794
      8,150 Lennar Corp ^^                                               368,788
     12,482 Pulte Homes Inc                                              397,677
                                                                      $1,721,997

HOTELS/MOTELS --- 0.52%
     26,260 Carnival Corp                                              1,235,008
     22,737 Hilton Hotels Corp                                           633,225
     20,274 Marriott International Inc Class A                           783,387
     12,858 Starwood Hotels & Resorts Worldwide Inc                      735,349
     11,788 Wyndham Worldwide Corp*                                      329,710
                                                                      $3,716,679

HOUSEHOLD GOODS --- 2.58%
      4,367 Black & Decker Corp                                          346,521
      8,921 Clorox Co                                                    562,023
     30,459 Colgate-Palmolive Co                                       1,891,504
      8,905 Fortune Brands Inc                                           668,855
     27,026 Kimberly-Clark Corp                                        1,766,419
     10,643 Leggett & Platt Inc                                          266,394
     16,338 Newell Rubbermaid Inc                                        462,692
    187,246 Procter & Gamble Co (1)                                   11,605,507
      3,407 Snap-on Inc ^^                                               151,782
      4,763 Stanley Works                                                237,436
      4,631 Whirlpool Corp                                               389,513
                                                                     $18,348,646

INSURANCE RELATED --- 4.70%
     19,164 ACE Ltd                                                    1,048,846
     29,278 AFLAC Inc                                                  1,339,761
     37,152 Allstate Corp                                              2,330,545
      6,274 Ambac Financial Group Inc                                    519,174
    153,247 American International Group Inc (1)                      10,154,146
     18,515 Aon Corp                                                     627,103
     24,224 Chubb Corp                                                 1,258,679
     10,200 Cincinnati Financial Corp ^^                                 490,212
     26,850 Genworth Financial Inc                                       940,019
     17,957 Hartford Financial Services Group Inc                      1,557,770
     16,924 Lincoln National Corp                                      1,050,642
     26,957 Loews Corp                                                 1,021,670
      7,954 MBIA Inc                                                     488,694
     32,454 Marsh & McLennan Cos Inc                                     913,580
     44,808 MetLife Inc                                                2,539,717
     45,542 Progressive Corp                                           1,117,601
     28,603 Prudential Financial Inc                                   2,180,979
      6,856 SAFECO Corp                                                  404,024
     40,769 St Paul Travelers Co Inc                                   1,911,658
      5,821 Torchmark Corp                                               367,363
     20,192 UnumProvident Corp                                           391,523

     10,646 XL Capital Ltd Class A                                       731,380
                                                                     $33,385,086

INVESTMENT BANK/BROKERAGE FIRM --- 2.54%
      7,100 Bear Stearns Co Inc                                          994,710
     60,971 Charles Schwab Corp                                        1,091,381
     25,150 E*TRADE Financial Corp*                                      601,588
     25,460 Goldman Sachs Group Inc                                    4,307,068
     31,688 Lehman Brothers Holdings Inc                               2,340,476
     52,284 Merrill Lynch & Co Inc                                     4,089,654
     63,239 Morgan Stanley                                             4,610,755
                                                                     $18,035,632

LEISURE & ENTERTAINMENT --- 2.23%
      5,452 Brunswick Corp                                               170,048
     15,493 Harley-Davidson Inc                                          972,186
     10,949 Harrah's Entertainment Inc                                   727,342
      9,603 Hasbro Inc                                                   218,468
     20,005 International Game Technology                                830,208
     22,281 Mattel Inc                                                   438,936
    137,800 News Corp                                                  2,707,770
    239,822 Time Warner Inc                                            4,371,955
     41,838 Viacom Inc Class B*                                        1,555,537
    123,260 Walt Disney Co                                             3,809,967
                                                                     $15,802,417

MACHINERY --- 1.45%
     38,666 Caterpillar Inc                                            2,544,223
      3,100 Cummins Inc                                                  369,613
     13,970 Danaher Corp                                                 959,320
     13,631 Deere & Co                                                 1,143,777
     12,021 Dover Corp                                                   570,276
      8,854 Eaton Corp                                                   609,598
     10,890 ITT Corp                                                     558,330
     24,778 Illinois Tool Works Inc                                    1,112,532
     18,990 Ingersoll-Rand Co                                            721,240
      3,641 Navistar International Corp*                                  94,011
     14,694 PACCAR Inc                                                   837,852
      7,346 Pall Corp                                                    226,330
      7,112 Parker-Hannifin Corp                                         552,816
                                                                     $10,299,918

MEDICAL PRODUCTS --- 1.76%
      3,182 Bausch & Lomb Inc                                            159,514
     38,462 Baxter International Inc                                   1,748,483
     14,437 Becton Dickinson & Co                                      1,020,263
     14,414 Biomet Inc                                                   463,987
     69,434 Boston Scientific Corp*                                    1,026,929
      6,098 CR Bard Inc                                                  457,350
      7,350 Fisher Scientific International Inc*                         575,064
      9,238 Hospira Inc*                                                 353,538
     67,772 Medtronic Inc                                              3,147,332
      3,147 Millipore Corp*                                              192,911
      7,369 PerkinElmer Inc                                              139,495
     20,788 St Jude Medical Inc*                                         733,609
     17,500 Stryker Corp                                                 867,825
      9,279 Thermo Electron Corp*                                        364,943
      6,038 Waters Corp*                                                 273,401
     14,309 Zimmer Holdings Inc*                                         965,858
                                                                     $12,490,502

OFFICE EQUIPMENT & SUPPLIES --- 0.25%
      5,551 Avery Dennison Corp                                          334,004
     13,042 Pitney Bowes Inc                                             578,674
     57,686 Xerox Corp*                                                  897,594
                                                                      $1,810,272

OIL & GAS --- 9.34%
     27,097 Anadarko Petroleum Corp                                    1,187,662
     19,410 Apache Corp                                                1,226,712
     17,650 BJ Services Co                                               531,795
     19,427 Baker Hughes Inc                                           1,324,921
     22,300 Chesapeake Energy Corp ^^                                    646,254
    129,645 Chevron Corp (1)                                           8,408,775
     97,200 ConocoPhillips                                             5,786,316
     26,014 Devon Energy Corp                                          1,642,784
     14,302 EOG Resources ^^                                             930,345
     41,007 El Paso Corp ^^                                              559,335
    350,636 Exxon Mobil Corp (1)                                      23,527,662
     60,794 Halliburton Co                                             1,729,589
     14,224 Hess Corp ^^                                                 589,158
      6,347 Kinder Morgan Inc                                            665,483
     21,155 Marathon Oil Corp                                          1,626,820
     11,000 Murphy Oil Corp                                              523,050
     18,624 Nabors Industries Ltd ^^                                     554,064
     10,350 National-Oilwell Inc*                                        605,993
      8,111 Noble Corp                                                   520,564
     50,809 Occidental Petroleum Corp                                  2,444,421
      6,524 Rowan Cos Inc ^^                                             206,354
     69,810 Schlumberger Ltd                                           4,330,314
     11,800 Smith International Inc                                      451,940
      7,674 Sunoco Inc                                                   477,246
     18,566 Transocean Inc*                                            1,359,588
     36,150 Valero Energy Corp                                         1,860,641
     20,400 Weatherford International Ltd                                851,088
     35,107 Williams Cos Inc                                             838,004
     21,566 XTO Energy Inc                                               908,576
                                                                     $66,315,454

PAPER & FOREST PRODUCTS --- 0.31%
     26,826 International Paper Co                                       928,984
      6,157 Louisiana-Pacific Corp                                       115,567
     10,653 MeadWestvaco Corp                                            282,411
     14,538 Weyerhaeuser Co                                              894,523
                                                                      $2,221,485

PERSONAL LOANS --- 0.94%
     71,669 American Express Co                                        4,019,198
     18,049 Capital One Financial Corp                                 1,419,734
     24,169 SLM Corp                                                   1,256,305
                                                                      $6,695,237

PHARMACEUTICALS --- 6.79%
     90,081 Abbott Laboratories                                        4,374,333
      8,894 Allergan Inc                                               1,001,553
      6,250 Barr Laboratories Inc*                                       324,625
    115,960 Bristol-Myers Squibb Co                                    2,889,723
     57,997 Eli Lilly & Co                                             3,305,829
     18,743 Forest Laboratories Inc*                                     948,583
    172,519 Johnson & Johnson (1)                                     11,203,384
     14,299 King Pharmaceuticals Inc*                                    243,512
    128,340 Merck & Co Inc                                             5,377,446
     12,400 Mylan Laboratories Inc ^^                                    249,612
    429,996 Pfizer Inc (1)                                            12,194,687
     87,350 Schering-Plough Corp                                       1,929,562
      6,034 Watson Pharmaceuticals Inc*                                  157,910
     79,352 Wyeth                                                      4,034,256
                                                                     $48,235,015

PHOTOGRAPHY/IMAGING --- 0.05%
     16,931 Eastman Kodak Co ^^                                          379,254
                                                                        $379,254

POLLUTION CONTROL --- 0.19%
     14,914 Allied Waste Industries Inc ^^*                              168,081
     31,889 Waste Management Inc                                       1,169,689
                                                                      $1,337,770

PRINTING & PUBLISHING --- 0.45%
      3,846 Dow Jones & Co Inc ^^                                        128,995
     13,961 Gannett Co Inc                                               793,404
     20,776 McGraw-Hill Cos Inc                                        1,205,631
      2,311 Meredith Corp ^^                                             114,002
      8,479 New York Times Co ^^                                         194,847
     12,768 RR Donnelley & Sons Co                                       420,833
     11,229 Tribune Co ^^                                                367,413
                                                                      $3,225,125

RAILROADS --- 0.69%
     21,351 Burlington Northern Santa Fe Corp                          1,568,017
     26,148 CSX Corp                                                     858,439
     24,429 Norfolk Southern Corp                                      1,076,097
     15,895 Union Pacific Corp                                         1,398,760
                                                                      $4,901,313

REAL ESTATE --- 1.12%
      5,726 Apartment Investment & Management Co REIT                    311,552
     12,650 Archstone-Smith Trust REIT                                   688,666
      6,750 Boston Properties Inc REIT ^^                                697,545
     20,641 Equity Office Properties Trust REIT                          820,686
     17,181 Equity Residential REIT                                      869,015
     12,750 Kimco Realty Corp REIT ^^                                    546,593
     10,577 Plum Creek Timber Co Inc REIT                                360,041
     14,451 ProLogis Trust REIT                                          824,574
      7,150 Public Storage Inc REIT                                      614,829
     12,548 Realogy Corp*                                                284,589
     13,047 Simon Property Group Inc REIT                              1,182,319
      7,200 Vornado Realty Trust REIT                                    784,800
                                                                      $7,985,209

RESTAURANTS --- 0.85%
      8,593 Darden Restaurants Inc                                       364,945
     72,310 McDonald's Corp ^^                                         2,828,767
     44,576 Starbucks Corp                                             1,517,813
      6,967 Wendy's International Inc                                    466,789
     15,977 Yum! Brands Inc                                              831,603
                                                                      $6,009,917

RETAIL --- 5.43%
     18,500 Amazon.com Inc ^^*                                           594,220
      9,042 AutoNation Inc ^^*                                           188,978
      3,108 AutoZone Inc*                                                321,056
     16,661 Bed Bath & Beyond Inc*                                       637,450
     24,005 Best Buy Co Inc                                            1,285,708
      6,399 Big Lots Inc ^^*                                             126,764
     48,418 CVS Corp                                                   1,555,186
      8,315 Circuit City Stores Inc ^^                                   208,790
     27,621 Costco Wholesale Corp                                      1,372,211
      3,555 Dillard's Inc ^^                                             116,355
     18,367 Dollar General Corp ^^                                       250,342
      8,940 Family Dollar Stores Inc                                     261,406
     32,060 Federated Department Stores Inc                            1,385,313
     31,727 Gap Inc                                                      601,227
    121,741 Home Depot Inc                                             4,415,546
     13,217 JC Penney Co Inc                                             903,911
     19,305 Kohl's Corp*                                               1,253,281
     42,595 Kroger Co                                                    985,648
     20,031 Limited Brands Inc                                           530,621
     90,076 Lowe's Cos Inc                                             2,527,533
     13,476 Nordstrom Inc                                                570,035
     16,696 Office Depot Inc*                                            662,831
      4,377 OfficeMax Inc ^^                                             178,319
      7,997 RadioShack Corp                                              154,342
     12,445 SUPERVALU Inc                                                368,994
     26,200 Safeway Inc ^^                                               795,170
      4,926 Sears Holding Corp*                                          778,751
      6,657 Sherwin-Williams Co                                          371,327
     42,824 Staples Inc                                                1,041,908
     26,494 TJX Cos Inc                                                  742,627
     50,654 Target Corp                                                2,798,634
      8,153 Tiffany & Co ^^                                              270,680
    145,074 Wal-Mart Stores Inc (1)                                    7,155,050
     59,431 Walgreen Co                                                2,638,142
      8,350 Whole Foods Market Inc                                       496,241
                                                                     $38,544,597

SHOES --- 0.14%
     11,319 NIKE Inc Class B                                             991,771
                                                                        $991,771

SPECIALIZED SERVICES --- 0.46%
      8,253 Apollo Group Inc*                                            406,378
      8,046 Cintas Corp                                                  328,518
      7,469 Equifax Inc                                                  274,187
     18,922 H&R Block Inc                                                411,364
     25,948 Interpublic Group of Cos Inc ^^*                             256,885
      7,559 Monster Worldwide Inc*                                       273,560
     10,129 Omnicom Group Inc                                            948,074
     10,081 Robert Half International Inc                                342,452
                                                                      $3,241,418

TELEPHONE & TELECOMMUNICATIONS --- 3.50%
     22,908 ALLTEL Corp                                                1,271,394
    229,043 AT&T Inc (1)                                               7,457,640
    107,089 BellSouth Corp                                             4,578,055
      6,845 CenturyTel Inc                                               271,541
     18,913 Citizens Communications Co                                   265,539
      8,820 Embarq Corp                                                  426,623
     94,368 Qwest Communications International Inc ^^*                   822,889
    176,151 Sprint Corp                                                3,020,990
    170,952 Verizon Communications (1)                                 6,347,448
     27,917 Windstream Corp                                              368,225
                                                                     $24,830,344

TEXTILES --- 0.22%
     21,550 Coach Inc*                                                   741,320
      6,662 Jones Apparel Group Inc                                      216,115
      6,082 Liz Claiborne Inc                                            240,300
      5,224 VF Corp                                                      381,091
                                                                      $1,578,826

TOBACCO --- 1.49%
    123,486 Altria Group Inc (1)                                       9,452,853
     10,109 Reynolds American Inc ^^                                     626,455
      9,505 UST Inc ^^                                                   521,159
                                                                     $10,600,467

UTILITIES --- 0.93%
     38,996 AES Corp*                                                    795,128
     13,021 CMS Energy Corp ^^*                                          188,023
     10,610 Constellation Energy Group                                   628,112
     73,890 Duke Energy Corp                                           2,231,478
     22,266 Dynegy Inc Class A*                                          123,354
     10,303 KeySpan Corp                                                 423,865
      2,613 NICOR Inc ^^                                                 111,732
     16,056 NiSource Inc                                                 349,057
      2,265 Peoples Energy Corp ^^                                        92,072
     14,838 Public Service Enterprise Group Inc                          907,937
     15,424 Sempra Energy                                                775,056
                                                                      $6,625,814

TOTAL COMMON STOCK --- 99.9%                                        $709,383,985
(Cost $572,264,198)


SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

   565,000 United States of America (1)                                  562,459
              4.890%, November 2, 2006

TOTAL SHORT-TERM INVESTMENTS --- 0.08%                                  $562,459
(Cost $562,459)

TOTAL MAXIM S&P 500 INDEX (R) PORTFOLIO --- 100%                    $709,946,444
(Cost $572,826,657)

Legend
* Non-income Producing Security
(1) Collateral or Segregated Assets for Futures
REIT - Real Estate Investment Trust
^^ A portion or all of the security is on loan at September 30, 2006.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio's net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

As of September 30, 2006, the Maxim S&P 500 Index(R) Portfolio had 8 open S&P 500 long futures contracts. The contracts expire in December 2006 and the Portfolio has recorded unrealized appreciation of $73,320.

At September 30, 2006, the U.S. Federal income tax cost basis was $573,827,383. The Maxim S&P 500 Index(R) Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $158,402,801 and gross depreciation of securities in which there was an excess of tax cost over value of $22,283,740, resulting in net appreciation of $136,119,061.

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006
UNAUDITED


COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 2.30%
      1,300 Alliant Techsystems Inc ^^*                                  105,378
     29,963 Boeing Co                                                  2,362,583
      1,500 DRS Technologies Inc                                          65,505
     15,192 General Dynamics Corp                                      1,088,811
      4,701 Goodrich Corp                                                190,485
     30,839 Honeywell International Inc                                1,261,315
      4,625 L-3 Communications Holdings Inc                              362,276
     13,448 Lockheed Martin Corp                                       1,157,335
     12,996 Northrop Grumman Corp                                        884,638
      5,100 Precision Castparts Corp                                     322,116
     16,923 Raytheon Co                                                  812,473
      6,480 Rockwell Collins Inc                                         355,363
        250 Sequa Corp*                                                   23,465
     38,122 United Technologies Corp                                   2,415,029
                                                                     $11,406,772

AGRICULTURE --- 0.40%
     24,700 Archer-Daniels-Midland Co                                    935,636
     20,476 Monsanto Co                                                  962,577
      1,750 Scotts Co Class A ^^                                          77,858
                                                                      $1,976,071

AIR FREIGHT --- 1.00%
      6,512 CH Robinson Worldwide Inc                                    290,305
      8,048 Expeditors International of Washington Inc                   358,780
     11,549 FedEx Corp                                                 1,255,145
      2,340 Ryder System Inc                                             120,931
     40,737 United Parcel Service Inc Class B                          2,930,620
                                                                      $4,955,781

AIRLINES --- 0.14%
      3,400 AirTran Holdings Inc ^^*                                      33,728
      1,500 Alaska Air Group Inc*                                         57,060
      6,600 JetBlue Airways Corp ^^                                       61,182
     29,610 Southwest Airlines Co                                        493,303
                                                                        $645,273

AUTO PARTS & EQUIPMENT --- 0.20%
      2,650 ArvinMeritor Inc                                              37,736
        450 Bandag Inc ^^                                                 18,468
      2,146 BorgWarner Inc                                               122,687
      5,520 Gentex Corp                                                   78,439
      6,650 Goodyear Tire & Rubber Co ^^*                                 96,425
      7,400 Johnson Controls Inc                                         530,876
      2,493 Lear Corp                                                     51,605
      1,200 Modine Manufacturing Co                                       29,196
                                                                        $965,432

AUTOMOBILES --- 0.27%
     70,845 Ford Motor Co                                                573,136
     21,325 General Motors Corp ^^                                       709,270
      1,350 Thor Industries Inc                                           55,580
                                                                      $1,337,986

BANKS --- 6.06%
     12,879 AmSouth Bancorp                                              374,006
      4,986 Associated Banc-Corp                                         162,045
     20,220 BB&T Corp                                                    885,232
    170,548 Bank of America Corp (1)                                   9,136,256
      1,921 Bank of Hawaii Corp                                           92,515
      1,950 Cathay Bancorp Inc ^^                                         70,395
      1,550 City National Corp                                           103,943
      5,800 Colonial BancGroup Inc                                       142,100
      6,137 Comerica Inc                                                 349,318
      7,018 Commerce Bancorp Inc ^^                                      257,631
      4,900 Compass Bancshares Inc                                       279,202
      2,100 Cullen/Frost Bankers Inc                                     121,422
     21,018 Fifth Third Bancorp                                          800,365
      4,670 First Horizon National Corp ^^                               177,507
      2,975 FirstMerit Corp                                               68,931
      1,908 Greater Bay Bancorp                                           53,825
      8,942 Huntington Bancshares Inc                                    213,982
     15,189 KeyCorp                                                      568,676
      2,928 M&T Bank Corp ^^                                             351,243
      9,599 Marshall & Ilsley Corp                                       462,480
      4,728 Mercantile Bankshares Corp                                   171,485
     22,782 National City Corp                                           833,821
     17,557 North Fork Bancorp Inc                                       502,832
     11,122 PNC Financial Services Group                                 805,678
     17,132 Regions Financial Corp                                       630,286
      1,278 SVB Financial Group*                                          57,050
     13,758 SunTrust Banks Inc                                         1,063,218
     12,192 Synovus Financial Corp                                       358,079
      4,238 TCF Financial Corp                                           111,417
      1,710 Texas Regional Bancshares Inc                                 65,750
     66,968 US Bancorp                                                 2,224,677
     61,607 Wachovia Corp                                              3,439,014
    126,880 Wells Fargo & Co (1)                                       4,590,518
      1,170 Westamerica Bancorp                                           59,097
      2,600 Wilmington Trust Corp                                        115,830
      4,035 Zions Bancorp                                                322,033
                                                                     $30,021,859

BIOTECHNOLOGY --- 1.40%
      2,550 Affymetrix Inc ^^*                                            54,978
     44,128 Amgen Inc*                                                 3,156,476
      6,840 Applera Corp - Applied Biosystems Group                      226,472
     12,937 Biogen Idec Inc*                                             578,025
      2,300 Cephalon Inc ^^*                                             142,025
      2,563 Charles River Laboratories International Inc*                111,260
      9,864 Genzyme Corp*                                                665,524
     17,214 Gilead Sciences Inc*                                       1,182,602
      2,000 Invitrogen Corp*                                             126,820
      9,004 MedImmune Inc*                                               263,007
     11,848 Millennium Pharmaceuticals Inc*                              117,888
      4,300 PDL BioPharma Inc*                                            82,560
      1,500 Techne Corp*                                                  76,290
      4,542 Vertex Pharmaceuticals Inc ^^*                               152,838
                                                                      $6,936,765

BROADCAST/MEDIA --- 0.97%
     29,401 CBS Corp                                                     828,226
     18,712 Clear Channel Communications Inc                             539,841
     78,845 Comcast Corp*                                              2,905,438
      3,150 EW Scripps Co                                                150,980
      1,209 Emmis Communications Corp*                                    14,810
      1,050 Entercom Communications Corp ^^                               26,460
      9,473 Univision Communications Inc Class A*                        325,303
      2,636 Westwood One Inc                                              18,663
                                                                      $4,809,721

BUILDING MATERIALS --- 0.24%
      6,564 American Standard Cos Inc                                    275,491
      1,850 Florida Rock Industries Inc ^^                                71,614
      1,696 Martin Marietta Materials Inc                                143,516
     14,987 Masco Corp                                                   410,944
      3,655 Vulcan Materials Co                                          286,004
                                                                      $1,187,569

CHEMICALS --- 1.42%
      8,329 Air Products & Chemicals Inc                                 552,796
      2,950 Airgas Inc                                                   106,702
      1,500 Albemarle Corp                                                81,495
      2,416 Ashland Inc                                                  154,093
      2,400 Cabot Corp ^^                                                 89,280
      9,061 Chemtura Corp                                                 78,559
      1,550 Cytec Industries Inc                                          86,165
     36,142 Dow Chemical Co                                            1,408,815
     34,746 EI du Pont de Nemours & Co                                 1,488,519
      3,125 Eastman Chemical Co                                          168,813
      6,750 Ecolab Inc                                                   289,035
      1,500 FMC Corp                                                      96,105
      1,600 Ferro Corp                                                    28,448
      4,268 Hercules Inc*                                                 67,306
      2,971 International Flavors & Fragrances Inc                       117,473
      2,600 Lubrizol Corp                                                118,898
      7,906 Lyondell Chemical Co ^^                                      200,575
        750 Minerals Technologies Inc                                     40,050
      2,721 Olin Corp                                                     41,795
      6,239 PPG Industries Inc                                           418,512
     12,146 Praxair Inc                                                  718,557
      4,437 RPM Inc                                                       84,259
      5,393 Rohm & Haas Co                                               255,359
      1,700 Sensient Technologies Corp ^^                                 33,269
      2,490 Sigma-Aldrich Corp                                           188,418
      3,814 Valspar Corp                                                 101,452
                                                                      $7,014,748

COMMUNICATIONS - EQUIPMENT --- 2.69%
     14,848 3Com Corp*                                                    65,480
      4,369 ADC Telecommunications Inc ^^*                                65,535
      2,400 ADTRAN Inc                                                    57,216
      5,987 Andrew Corp*                                                  55,260
     17,205 Avaya Inc*                                                   196,825
      1,900 Avocent Corp*                                                 57,228
      3,179 Ciena Corp*                                                   86,639
    229,988 Cisco Systems Inc (1)*                                     5,289,724
      2,200 CommScope Inc*                                                72,292
      7,590 Comverse Technology Inc*                                     162,730
     58,762 Corning Inc*                                               1,434,380
      1,500 Dycom Industries Inc*                                         32,250
      1,550 F5 Networks Inc*                                              83,266
      5,050 Harris Corp                                                  224,675
     63,448 JDS Uniphase Corp*                                           138,951
    168,856 Lucent Technologies Inc*                                     395,123
     92,290 Motorola Inc                                               2,307,250
      1,750 Plantronics Inc ^^                                            30,678
      3,320 Polycom Inc*                                                  81,440
      4,200 Powerwave Technologies Inc ^^*                                31,920
     62,224 QUALCOMM Inc                                               2,261,842
     16,861 Tellabs Inc*                                                 184,797
      4,000 UTStarcom Inc ^^*                                             35,480
                                                                     $13,350,981

COMPUTER HARDWARE & SYSTEMS --- 3.33%
     32,076 Apple Computer Inc*                                        2,470,814
     85,548 Dell Inc*                                                  1,953,916
      2,483 Diebold Inc                                                  108,085
     86,602 EMC Corp*                                                  1,037,492
    103,226 Hewlett-Packard Co                                         3,787,362
      1,290 Imation Corp ^^                                               51,794
     57,363 International Business Machines Corp (1)                   4,700,324
      3,762 Lexmark International Group Inc Class A*                     216,917
      5,974 McDATA Corp*                                                  30,049
      6,800 NCR Corp*                                                    268,464
     14,048 Network Appliance Inc*                                       519,916
      3,850 Palm Inc ^^                                                   56,056
      5,966 QLogic Corp                                                  112,757
      7,398 Sandisk Corp*                                                396,089
    132,199 Sun Microsystems Inc*                                        657,029
      8,300 Western Digital Corp*                                        150,230
                                                                     $16,517,294

COMPUTER SOFTWARE & SERVICES --- 5.61%
      9,362 Activision Inc                                               141,366
      2,541 Acxiom Corp ^^                                                62,661
     21,816 Adobe Systems Inc*                                           817,009
        750 Advent Software*                                              27,158
      4,487 Affiliated Computer Services Inc Class A*                    232,696
      8,720 Autodesk Inc*                                                303,282
     20,920 Automatic Data Processing Inc                                990,353
      7,715 BMC Software Inc*                                            210,002
     15,456 CA Inc ^^                                                    366,153
     10,560 Cadence Design Systems Inc*                                  179,098
      6,943 Citrix Systems Inc*                                          251,406
      5,300 Cognizant Technology Solutions Corp*                         392,518
      6,474 Computer Sciences Corp*                                      318,003
     14,007 Compuware Corp*                                              109,115
      5,230 Convergys Corp*                                              108,000
     11,542 Electronic Arts Inc*                                         642,659
     19,466 Electronic Data Systems Corp                                 477,306
      2,350 Fair Isaac Co ^^                                              85,940
     28,823 First Data Corp                                            1,210,566
      6,543 Fiserv Inc*                                                  308,110
      2,100 Gartner Inc ^^*                                               36,939
      8,028 Google Inc*                                                3,226,453
     12,882 Intuit Inc                                                   413,383
      2,922 Jack Henry & Associates Inc ^^                                63,612
     21,300 Juniper Networks Inc*                                        368,064
      3,900 MPS Group Inc*                                                58,929
      1,950 Macrovision Corp*                                             46,196
      5,999 McAfee Inc*                                                  146,736
      3,050 Mentor Graphics Corp ^^*                                      42,944
    325,427 Microsoft Corp (1)                                         8,893,920
     12,750 Novell Inc*                                                   78,030
    151,964 Oracle Corp*                                               2,695,841
      4,190 Parametric Technology Corp*                                   73,157
     12,750 Paychex Inc                                                  469,838
      2,029 Reynolds & Reynolds Co Class A                                80,166
      1,550 SRA International Inc ^^*                                     46,593
      4,941 Sabre Holdings Corp                                          115,570
      3,339 Sybase Inc*                                                   80,937
     37,257 Symantec Corp*                                               792,829
      5,286 Synopsys Inc*                                                104,240
      1,400 Transaction Systems Architects Inc Class A*                   48,048
     12,927 Unisys Corp*                                                  73,167
      9,200 VeriSign Inc*                                                185,840
      2,800 Wind River Systems*                                           29,988
     46,848 Yahoo! Inc*                                                1,184,317
     44,268 eBay Inc*                                                  1,255,440
                                                                     $27,844,578

CONGLOMERATES --- 3.74%
     28,408 3M Co                                                      2,114,123
      1,176 Carlisle Cos Inc                                              98,902
    389,001 General Electric Co (1)                                   13,731,735
      1,500 Teleflex Inc                                                  83,460
      4,766 Textron Inc                                                  417,025
     75,906 Tyco International Ltd                                     2,124,609
                                                                     $18,569,854

CONTAINERS --- 0.15%
      3,924 Ball Corp ^^                                                 158,726
      3,950 Bemis Co Inc                                                 129,797

      5,200 Pactiv Corp*                                                 147,784
      3,066 Sealed Air Corp                                              165,932
      4,076 Temple-Inland Inc                                            163,448
                                                                        $765,687

COSMETICS & PERSONAL CARE --- 0.17%
      2,942 Alberto-Culver Co Class B                                    148,836
     16,874 Avon Products Inc                                            517,357
      4,850 Estee Lauder Cos                                             195,601
                                                                        $861,794

DISTRIBUTORS --- 0.25%
      6,430 Genuine Parts Co                                             277,326
     23,295 SYSCO Corp                                                   779,218
      2,870 WW Grainger Inc                                              192,347
                                                                      $1,248,891

ELECTRIC COMPANIES --- 2.62%
      6,200 Allegheny Energy Inc*                                        249,054
      4,446 Alliant Energy Corp                                          158,856
      7,779 Ameren Corp ^^                                               410,653
     14,839 American Electric Power Co Inc                               539,694
     11,729 CenterPoint Energy Inc ^^                                    167,959
      9,311 Consolidated Edison Inc                                      430,168
      4,264 DPL Inc                                                      115,640
      6,698 DTE Energy Co                                                278,034
     13,302 Dominion Resources Inc                                     1,017,470
      2,951 Duquesne Light Holdings Inc                                   58,017
     12,281 Edison International                                         511,381
      7,887 Entergy Corp                                                 617,000
     25,222 Exelon Corp                                                1,526,940
     15,262 FPL Group Inc ^^                                             686,790
     12,414 FirstEnergy Corp                                             693,446
      3,015 Great Plains Energy Inc                                       93,525
      3,050 Hawaiian Electric Industries Inc                              82,533
      1,600 IDACORP Inc                                                   60,496
      4,020 NSTAR                                                        134,107
      5,766 Northeast Utilities                                          134,175
      3,426 OGE Energy Corp                                              123,713
     13,138 PG&E Corp                                                    547,198
      2,625 PNM Resources Inc                                             72,371
     14,330 PPL Corp                                                     471,457
      7,152 Pepco Holdings Inc                                           172,864
      3,755 Pinnacle West Capital Corp                                   169,163
      9,536 Progress Energy Inc ^^                                       432,744
      4,350 Puget Energy Inc                                              98,876
      8,300 Sierra Pacific Resources*                                    119,022
     27,945 Southern Co                                                  962,985
      7,830 TECO Energy Inc                                              122,540
     17,408 TXU Corp                                                   1,088,348
      1,629 WPS Resources Corp ^^                                         80,847
      3,250 Westar Energy Inc ^^                                          76,408
      4,387 Wisconsin Energy Corp                                        189,255
     15,293 Xcel Energy Inc                                              315,800
                                                                     $13,009,529

ELECTRONIC INSTRUMENTS & EQUIP --- 1.07%
     15,389 Agilent Technologies Inc*                                    503,066
      6,344 American Power Conversion Corp                               139,314
      2,650 Ametek Inc                                                   115,408
      3,350 Amphenol Corp                                                207,466
      4,565 Arrow Electronics Inc*                                       125,218
      4,795 Avnet Inc*                                                    94,078
      2,265 CDW Corp                                                     139,705
      3,445 Cooper Industries Inc                                        293,583
     15,382 Emerson Electric Co                                        1,289,935
      2,480 Harman International Industries Inc                          206,931
      2,300 Hubbell Inc Class B                                          110,170
      5,200 Ingram Micro Inc*                                             99,632
      6,926 Jabil Circuit Inc                                            197,876
      3,250 KEMET Corp*                                                   26,228
      6,250 Memc Electronic Materials Inc*                               228,938
      5,316 Molex Inc ^^                                                 207,165
      2,110 National Instruments Corp                                     57,687
      1,500 Newport Corp ^^*                                              24,450
      1,700 Plexus Corp ^^*                                               32,640
      6,629 Rockwell Automation Inc                                      385,145
      3,300 Roper Industries Inc                                         147,642
     20,065 Sanmina - SCI Corp*                                           75,043
     34,419 Solectron Corp*                                              112,206
      9,547 Symbol Technologies Inc                                      141,868
      2,076 Tech Data Corp*                                               75,836
      3,136 Tektronix Inc                                                 90,724
      1,950 Thomas & Betts Corp*                                          93,035
      6,909 Vishay Intertechnology Inc*                                   97,002
                                                                      $5,317,991

ELECTRONICS - SEMICONDUCTOR --- 2.78%
     18,318 Advanced Micro Devices Inc*                                  455,202
     13,498 Altera Corp*                                                 248,093
     13,303 Analog Devices Inc                                           390,975
     52,344 Applied Materials Inc ^^                                     928,059
     16,100 Atmel Corp*                                                   97,244
     17,680 Broadcom Corp Class A                                        536,411
      2,900 Cree Inc ^^*                                                  58,319
      5,300 Cypress Semiconductor Corp ^^*                                94,181
      4,576 Fairchild Semiconductor International Inc*                    85,571
     15,262 Freescale Semiconductor Inc*                                 580,109
      7,514 Integrated Device Technology Inc*                            120,675
    217,294 Intel Corp (1)                                             4,469,738
      2,700 International Rectifier Corp*                                 94,068
      5,299 Intersil Holding Corp                                        130,090
      7,523 KLA-Tencor Corp                                              334,548
     15,012 LSI Logic Corp*                                              123,399
      5,333 Lam Research Corp*                                           241,745
      4,300 Lattice Semiconductor Corp*                                   29,326
     11,335 Linear Technology Corp                                       352,745
     12,073 Maxim Integrated Products Inc                                338,889
      2,230 Micrel Inc*                                                   21,386
      8,077 Microchip Technology Inc ^^                                  261,856
     27,479 Micron Technology Inc*                                       478,135
     13,264 NVIDIA Corp                                                  392,482
     11,182 National Semiconductor Corp                                  263,112
      4,641 Novellus Systems Inc*                                        128,370
      7,845 PMC-Sierra Inc ^^*                                            46,599
      7,200 RF Micro Devices Inc ^^*                                      54,576
      2,708 Semtech Corp ^^*                                              34,554
      2,100 Silicon Laboratories Inc ^^*                                  65,142
      7,375 Teradyne Inc*                                                 97,055
     57,744 Texas Instruments Inc                                      1,919,988
      5,197 TriQuint Semiconductor Inc ^^*                                27,024
     12,793 Xilinx Inc                                                   280,806
                                                                     $13,780,472

ENGINEERING & CONSTRUCTION --- 0.11%
      3,327 Fluor Corp                                                   255,813
      1,287 Granite Construction Inc ^^                                   68,661
      2,210 Jacobs Engineering Group Inc*                                165,153

      4,450 Quanta Services Inc ^^*                                       75,027
                                                                        $564,654

FINANCIAL SERVICES --- 6.33%
      9,184 Ameriprise Financial Inc                                     430,730
      3,230 Astoria Financial Corp                                        99,549
     28,742 Bank of New York Co Inc                                    1,013,443
      7,500 CIT Group Inc                                                364,725
      1,341 Chicago Mercantile Exchange Holdings Inc                     641,333
    186,277 Citigroup Inc (1)                                          9,252,379
     23,052 Countrywide Financial Corp                                   807,742
      4,782 Eaton Vance Corp                                             138,009
     36,459 Fannie Mae (nonvtg)                                        2,038,423
      3,400 Federated Investors Inc Class B                              114,954
      6,305 Franklin Resources Inc                                       666,754
     26,058 Freddie Mac                                                1,728,427
     10,008 Golden West Financial Corp                                   773,118
      2,598 IndyMac Bancorp Inc ^^                                       106,934
      2,500 Investors Financial Services Corp ^^                         107,700
    130,820 JPMorgan Chase & Co (1)                                    6,143,307
      7,780 Janus Capital Group Inc                                      153,422
      4,942 Legg Mason Inc                                               498,450
      3,180 MGIC Investment Corp                                         190,705
     15,486 Mellon Financial Corp                                        605,503
      8,938 Moody's Corp                                                 584,366
      9,782 New York Community Bancorp Inc                               160,229
      7,089 Northern Trust Corp                                          414,210
      3,251 PMI Group Inc ^^                                             142,426
     10,163 Principal Financial Group                                    551,648
      3,061 Radian Group Inc                                             183,660
      2,363 SEI Investments Co                                           132,777
     13,471 Sovereign Bancorp Inc                                        289,761
     12,485 State Street Corp                                            779,064
      9,862 T Rowe Price Group Inc                                       471,897
      3,178 Waddell & Reed Financial Class A                              78,656
      3,289 Washington Federal Inc                                        73,805
     36,298 Washington Mutual Inc                                      1,577,874
      1,968 Webster Financial Corp                                        92,712
                                                                     $31,408,692

FOOD & BEVERAGES --- 2.93%
     28,947 Anheuser-Busch Co Inc                                      1,375,272
      2,962 Brown-Forman Corp                                            227,037
      8,661 Campbell Soup Co ^^                                          316,127
     76,801 Coca-Cola Co                                               3,431,469
     10,377 Coca-Cola Enterprises Inc                                    216,153
     19,212 ConAgra Foods Inc                                            470,310
      7,948 Constellation Brands Inc*                                    228,743
      5,038 Dean Foods Co*                                               211,697
     13,294 General Mills Inc                                            752,440
     12,479 HJ Heinz Co                                                  523,244
      6,610 Hershey Co                                                   353,305
      2,748 Hormel Foods Corp                                             98,873
      2,162 JM Smucker Co                                                103,668
      9,439 Kellogg Co                                                   467,419
        898 Lancaster Colony Corp                                         40,194
      4,957 McCormick & Co Inc (nonvtg)                                  188,267
      1,750 Molson Coors Brewing Co Class B                              120,575
      5,136 Pepsi Bottling Group Inc                                     182,328
      2,241 PepsiAmericas Inc                                             47,823
     62,109 PepsiCo Inc (1)                                            4,053,233
     28,634 Sara Lee Corp                                                460,148
      3,709 Smithfield Foods Inc*                                        100,217
        992 Tootsie Roll Industries Inc ^^                                29,076
      9,452 Tyson Foods Inc Class A                                      150,098
      8,275 Wm Wrigley Jr Co                                             381,147
                                                                     $14,528,863

GOLD, METALS & MINING --- 0.97%
     32,644 Alcoa Inc                                                    915,338
      3,775 Allegheny Technologies Inc                                   234,767
      5,408 Arch Coal Inc ^^                                             156,345
      6,900 CONSOL Energy Inc                                            218,937
      4,500 Commercial Metals Co                                          91,485
      7,407 Freeport-McMoRan Copper & Gold Inc                           394,497
     16,936 Newmont Mining Corp                                          724,014
     11,618 Nucor Corp                                                   574,975
      9,972 Peabody Energy Corp                                          366,770
      7,708 Phelps Dodge Corp                                            652,868
      2,400 Reliance Steel & Aluminum Co                                  77,136
      1,700 Steel Dynamics Inc ^^                                         85,765
      4,650 United States Steel Corp                                     268,212
      2,731 Worthington Industries Inc ^^                                 46,591
                                                                      $4,807,700

HEALTH CARE RELATED --- 2.88%
     20,646 Aetna Inc                                                    816,549
      7,616 AmericsourceBergen Corp                                      344,243
      1,550 Apria Healthcare Group Inc*                                   30,597
      4,212 CIGNA Corp                                                   489,940
     15,307 Cardinal Health Inc                                        1,006,282
     16,093 Caremark Rx Inc                                              911,990
      3,545 Community Health Systems Inc*                                132,406
      2,405 Covance Inc*                                                 159,644
      6,002 Coventry Health Care Inc                                     309,223
      5,212 Express Scripts Inc Class A*                                 393,454
     15,996 HCA Inc                                                      798,040
      9,053 Health Management Associates Inc Class A                     189,208
      4,359 Health Net Inc*                                              189,704
      3,302 Henry Schein Inc*                                            165,562
      6,213 Humana Inc*                                                  410,617
      7,593 IMS Health Inc                                               202,278
      4,750 Laboratory Corp of America Holdings*                         311,458
      2,150 LifePoint Hospitals Inc*                                      75,938
      3,537 Lincare Holdings Inc*                                        122,522
      2,767 Manor Care Inc                                               144,659
      1,200 Martek Biosciences Corp ^^*                                   25,812
     11,266 McKesson Corp                                                593,944
     11,107 Medco Health Solutions Inc*                                  667,642
      4,570 Omnicare Inc ^^                                              196,921
      5,234 Patterson Cos Inc ^^*                                        175,915
      3,850 Pharmaceutical Product Development Inc                       137,407
      2,000 Psychiatric Solutions Inc                                     68,180
      6,084 Quest Diagnostics Inc                                        372,097
     17,745 Tenet Healthcare Corp*                                       144,444
      3,302 Triad Hospitals Inc*                                         145,387
     50,737 UnitedHealth Group Inc                                     2,496,260
      2,160 Universal Health Services Inc Class B                        129,449
      3,150 VCA Antech Inc*                                              113,589
     23,380 WellPoint Inc*                                             1,801,429
                                                                     $14,272,790

HOMEBUILDING --- 0.29%
      1,450 Beazer Homes USA Inc ^^                                       56,608
      4,478 Centex Corp                                                  235,632
     10,233 DR Horton Inc                                                245,080
      1,350 Hovnanian Enterprises Inc ^^*                                 39,609
      2,964 KB Home                                                      129,823
      5,216 Lennar Corp                                                  236,024
      1,300 MDC Holdings Inc ^^                                           60,385
      7,982 Pulte Homes Inc                                              254,307
      1,650 Ryland Group Inc ^^                                           71,297
      4,740 Toll Brothers Inc ^^*                                        133,099
                                                                      $1,461,864

HOTELS/MOTELS --- 0.48%
     16,768 Carnival Corp                                                788,599
     14,538 Hilton Hotels Corp                                           404,883
     12,944 Marriott International Inc Class A                           500,156
      8,224 Starwood Hotels & Resorts Worldwide Inc                      470,331
      7,525 Wyndham Worldwide Corp*                                      210,474
                                                                      $2,374,443

HOUSEHOLD GOODS --- 2.48%
      2,150 American Greetings Corp                                       49,708
      2,818 Black & Decker Corp                                          223,608
        914 Blyth Industries Inc                                          22,238
      2,425 Church & Dwight Co Inc                                        94,842
      5,696 Clorox Co                                                    358,848
     19,452 Colgate-Palmolive Co                                       1,207,969
      2,172 Energizer Holdings Inc*                                      156,362
      5,670 Fortune Brands Inc                                           425,874
      1,800 Furniture Brands International Inc ^^                         34,272
     17,281 Kimberly-Clark Corp                                        1,129,486
      6,786 Leggett & Platt Inc                                          169,854
      2,033 Mohawk Industries Inc ^^*                                    151,357
     10,415 Newell Rubbermaid Inc                                        294,953
    119,658 Procter & Gamble Co (1)                                    7,416,403
      2,200 Snap-on Inc ^^                                                98,010
      3,066 Stanley Works                                                152,840
      2,250 Tupperware Corp ^^                                            43,785
      2,936 Whirlpool Corp                                               246,947
                                                                     $12,277,356

INDEPENDENT POWER PRODUCTS --- 0.01%

      1,250 Black Hills Corp ^^                                           42,013
                                                                         $42,013

INSURANCE RELATED --- 4.77%
     12,247 ACE Ltd                                                      670,278
     18,679 AFLAC Inc                                                    854,751
     23,744 Allstate Corp                                              1,489,461
      3,997 Ambac Financial Group Inc                                    330,752
      1,750 American Financial Group Inc                                  82,128
     97,918 American International Group Inc (1)                       6,488,047
      1,636 Amerus Group Co                                              111,264
     11,843 Aon Corp                                                     401,122
      3,647 Arthur J Gallagher & Co ^^                                    97,265
      4,304 Brown & Brown Inc                                            131,530
     15,500 Chubb Corp                                                   805,380
      6,535 Cincinnati Financial Corp                                    314,072
      2,436 Everest Re Group Ltd                                         237,583
      6,620 Fidelity National Financial Inc                              275,723
      3,620 First American Financial Corp                                153,271
     17,150 Genworth Financial Inc                                       600,422
      4,175 HCC Insurance Holdings Inc                                   137,274
      1,900 Hanover Insurance Group Inc                                   84,797
     11,463 Hartford Financial Services Group Inc                        994,415
      1,600 Horace Mann Educators Corp                                    30,768
      6,116 Leucadia National Corp ^^                                    160,056
     10,821 Lincoln National Corp                                        671,768
     17,224 Loews Corp                                                   652,790
      5,086 MBIA Inc                                                     312,484
     20,710 Marsh & McLennan Cos Inc                                     582,987
      1,350 Mercury General Corp                                          66,974
     28,645 MetLife Inc                                                1,623,599
      2,282 Ohio Casualty Corp                                            59,035
      8,628 Old Republic International Corp                              191,110
     29,098 Progressive Corp                                             714,065
      2,648 Protective Life Corp                                         121,146
     18,300 Prudential Financial Inc                                   1,395,375
      4,373 SAFECO Corp                                                  257,701
     26,053 St Paul Travelers Co Inc                                   1,221,625
      2,070 StanCorp Financial Group Inc                                  92,384
      3,741 Torchmark Corp                                               236,095
      1,532 Unitrin Inc                                                   67,668
     12,871 UnumProvident Corp                                           249,569
      6,337 WR Berkley Corp                                              224,266
      6,788 XL Capital Ltd Class A                                       466,336
                                                                     $23,657,336

INVESTMENT BANK/BROKERAGE FIRM --- 2.40%
      2,899 AG Edwards Inc                                               154,459
      4,536 Bear Stearns Co Inc                                          635,494
     38,930 Charles Schwab Corp                                          696,847
     16,073 E*TRADE Financial Corp*                                      384,466
     16,267 Goldman Sachs Group Inc                                    2,751,888
      3,800 Jefferies Group Inc                                          108,300
     20,264 Lehman Brothers Holdings Inc                               1,496,699
     33,426 Merrill Lynch & Co Inc                                     2,614,582
     40,409 Morgan Stanley                                             2,946,220
      3,425 Raymond James Financial Inc                                  100,147
                                                                     $11,889,102

LEISURE & ENTERTAINMENT --- 2.07%
      1,600 Boyd Gaming Corp                                              61,504
      3,504 Brunswick Corp                                               109,290
      2,350 Callaway Golf Co                                              30,809
      9,878 Harley-Davidson Inc                                          619,845
      7,004 Harrah's Entertainment Inc                                   465,276
      6,152 Hasbro Inc                                                   139,958
     12,780 International Game Technology                                530,370
      1,346 International Speedway Corp Class A                           67,085
     14,205 Mattel Inc                                                   279,839
     88,000 News Corp                                                  1,729,200
    153,208 Time Warner Inc                                            2,792,982
     26,751 Viacom Inc Class B*                                          994,602
     78,761 Walt Disney Co                                             2,434,503
                                                                     $10,255,263

MACHINERY --- 1.64%
      3,398 AGCO Corp*                                                    86,139
     24,728 Caterpillar Inc                                            1,627,102
      1,945 Crane Co                                                      81,301
      1,981 Cummins Inc                                                  236,195
      8,904 Danaher Corp                                                 611,438
      8,726 Deere & Co                                                   732,199
      2,688 Donaldson Co Inc                                              99,187
      7,647 Dover Corp                                                   362,774
      5,660 Eaton Corp                                                   389,691
      1,773 Federal Signal Corp ^^                                        27,038
      2,150 Flowserve Corp*                                              108,769
      2,575 Graco Inc ^^                                                 100,580
      1,600 Harsco Corp                                                  124,240
      6,984 ITT Corp                                                     358,070
     15,820 Illinois Tool Works Inc                                      710,318
     12,128 Ingersoll-Rand Co                                            460,621
      4,450 Joy Global                                                   167,365
      1,439 Kennametal Inc                                                81,519
      1,600 Lincoln Electric Holdings Inc                                 87,120
      2,317 Navistar International Corp*                                  59,825
      1,250 Nordson Corp                                                  49,825
      2,800 Oshkosh Truck Corp                                           141,316
      9,395 PACCAR Inc                                                   535,703
      4,709 Pall Corp                                                    145,084
      4,518 Parker-Hannifin Corp                                         351,184
      3,800 Pentair Inc                                                   99,522
      2,189 SPX Corp                                                     116,980
      3,550 Timken Co                                                    105,719
      2,975 Trinity Industries Inc ^^                                     95,706
                                                                      $8,152,530

MEDICAL PRODUCTS --- 1.90%
      2,236 Advanced Medical Optics Inc ^^*                               88,434
      2,009 Bausch & Lomb Inc                                            100,711
     24,575 Baxter International Inc                                   1,117,180
      2,354 Beckman Coulter Inc ^^                                       135,496
      9,210 Becton Dickinson & Co                                        650,871
      9,207 Biomet Inc                                                   296,373
     44,357 Boston Scientific Corp*                                      656,040
      3,920 CR Bard Inc                                                  294,000
      4,230 Cytyc Corp*                                                  103,550
      5,784 Dentsply International Inc                                   174,156
      2,218 Edwards Lifesciences Corp*                                   103,337
      4,700 Fisher Scientific International Inc*                         367,728
      1,950 Gen-Probe Inc*                                                91,436
      2,300 Hillenbrand Industries Inc                                   131,054
      5,894 Hospira Inc*                                                 225,563
      1,387 Intuitive Surgical Inc ^^*                                   146,259
     43,323 Medtronic Inc                                              2,011,920
      2,000 Millipore Corp*                                              122,600
      4,721 PerkinElmer Inc                                               89,369
      2,900 ResMed Inc                                                   117,798
     13,268 St Jude Medical Inc*                                         468,228
      2,449 Steris Corp                                                   58,923
     11,208 Stryker Corp                                                 555,805
      5,943 Thermo Electron Corp*                                        233,738
      1,172 Varian Inc ^^*                                                53,760
      4,898 Varian Medical Systems Inc*                                  261,504
      3,873 Waters Corp*                                                 175,369
      9,161 Zimmer Holdings Inc*                                         618,368
                                                                      $9,449,570

OFFICE EQUIPMENT & SUPPLIES --- 0.29%
      3,571 Avery Dennison Corp                                          214,867
      1,906 HNI Corp                                                      79,251
      2,471 Herman Miller Inc                                             84,533
      1,150 Mine Safety Appliances Co ^^                                  40,986
      8,344 Pitney Bowes Inc                                             370,223
     36,830 Xerox Corp*                                                  573,075
      2,675 Zebra Technologies Corp Class A*                              95,605
                                                                      $1,458,540

OIL & GAS --- 9.10%
     17,313 Anadarko Petroleum Corp                                      758,829
     12,398 Apache Corp                                                  783,554
     11,284 BJ Services Co                                               339,987
     12,405 Baker Hughes Inc                                             846,021
      4,200 Cameron International Corp*                                  202,902
     14,250 Chesapeake Energy Corp ^^                                    412,965
     82,840 Chevron Corp (1)                                           5,373,002
     62,101 ConocoPhillips                                             3,696,873
      4,500 Denbury Resources Inc                                        130,050
     16,650 Devon Energy Corp                                          1,051,448
      5,763 ENSCO International Inc                                      252,592
      9,140 EOG Resources ^^                                             594,557
     26,180 El Paso Corp ^^                                              357,095
    224,023 Exxon Mobil Corp (1)                                      15,031,900
      2,605 FMC Technologies Inc*                                        139,889
      2,061 Forest Oil Corp*                                              65,107
      4,909 Grant Prideco Inc*                                           186,689
     39,130 Halliburton Co                                             1,113,249
      3,850 Hanover Compressor Co*                                        70,147
      3,950 Helmerich & Payne Inc                                         90,969
      9,097 Hess Corp ^^                                                 376,798
      4,074 Kinder Morgan Inc                                            427,159
     13,504 Marathon Oil Corp                                          1,038,458
      7,018 Murphy Oil Corp                                              333,706
     11,922 Nabors Industries Ltd ^^                                     354,680
      6,618 National-Oilwell Inc*                                        387,484
      4,900 Newfield Exploration Co*                                     188,846
      5,180 Noble Corp                                                   332,452
      6,650 Noble Energy Inc                                             303,174
     32,463 Occidental Petroleum Corp                                  1,561,795
      1,100 Overseas Shipholding Group Inc                                67,947
      6,222 Patterson-UTI Energy Inc                                     147,835
      4,721 Pioneer Natural Resources Co ^^                              184,686
      2,900 Plains Exploration & Production Co*                          124,439
      2,186 Pogo Producing Co                                             89,517
      6,145 Pride International Inc*                                     168,496
      2,050 Quicksilver Resources Inc ^^*                                 65,395
      4,173 Rowan Cos Inc ^^                                             131,992
     44,638 Schlumberger Ltd                                           2,768,895
      7,568 Smith International Inc                                      293,638
      6,350 Southwestern Energy Co                                       189,675
      4,912 Sunoco Inc                                                   305,477
      2,200 Tidewater Inc                                                 97,218
     11,889 Transocean Inc*                                              870,631
     23,106 Valero Energy Corp                                         1,189,266
     13,054 Weatherford International Ltd                                544,613
     22,413 Williams Cos Inc                                             534,998
     13,766 XTO Energy Inc                                               579,962
                                                                     $45,157,057

PAPER & FOREST PRODUCTS --- 0.36%
      2,087 Bowater Inc ^^                                                42,930
     17,123 International Paper Co                                       592,970
      2,449 Longview Fibre Co                                             49,764
      3,962 Louisiana-Pacific Corp                                        74,367
      6,803 MeadWestvaco Corp                                            180,348
      1,650 PH Glatfelter Co ^^                                           22,358
      3,039 Packaging Corp of America                                     70,505
      1,466 Potlatch Corp ^^                                              54,389
      3,705 Sonoco Products Co                                           124,636
      9,286 Weyerhaeuser Co                                              571,368
                                                                      $1,783,635

PERSONAL LOANS --- 0.89%
      4,695 AmeriCredit Corp*                                            117,328
     45,770 American Express Co                                        2,566,782
     11,550 Capital One Financial Corp                                   908,523
     15,438 SLM Corp                                                     802,467
                                                                      $4,395,100

PHARMACEUTICALS --- 6.30%
     57,592 Abbott Laboratories                                        2,796,668
      5,682 Allergan Inc                                                 639,850
      4,028 Barr Laboratories Inc*                                       209,214
     74,062 Bristol-Myers Squibb Co                                    1,845,625
     37,055 Eli Lilly & Co                                             2,112,135
     12,004 Forest Laboratories Inc*                                     607,522
    110,242 Johnson & Johnson (1)                                      7,159,115
      9,146 King Pharmaceuticals Inc*                                    155,756
      2,050 Medicis Pharmaceutical Corp Class A ^^                        66,318
     82,021 Merck & Co Inc                                             3,436,680
      7,919 Mylan Laboratories Inc ^^                                    159,409
      1,303 Par Pharmaceutical Cos Inc ^^*                                23,767
      2,850 Perrigo Co                                                    48,365
    274,718 Pfizer Inc (1)                                             7,791,002
     55,812 Schering-Plough Corp                                       1,232,887
      4,110 Sepracor Inc ^^*                                             199,088
      3,500 Valeant Pharmaceuticals International                         69,230
      3,821 Watson Pharmaceuticals Inc*                                   99,996
     50,731 Wyeth                                                      2,579,164
                                                                     $31,231,791

PHOTOGRAPHY/IMAGING --- 0.05%
     10,821 Eastman Kodak Co ^^                                          242,390
                                                                        $242,390

POLLUTION CONTROL --- 0.23%
      9,543 Allied Waste Industries Inc ^^*                              107,550
      4,312 Republic Services Inc                                        173,386
      1,650 Stericycle Inc ^^*                                           115,154
     20,384 Waste Management Inc                                         747,685
                                                                      $1,143,775

PRINTING & PUBLISHING --- 0.50%
        900 Banta Corp                                                    42,840
      3,284 Belo Corp Class A                                             51,920
      1,921 Deluxe Corp ^^                                                32,849
      2,447 Dow Jones & Co Inc ^^                                         82,072
      8,915 Gannett Co Inc                                               506,639
      1,700 Lee Enterprises Inc                                           42,908
     13,286 McGraw-Hill Cos Inc                                          770,987
        900 Media General Inc Class A                                     33,948
      1,466 Meredith Corp ^^                                              72,318
      5,422 New York Times Co ^^                                         124,598
      8,161 RR Donnelley & Sons Co                                       268,987
      3,604 Readers Digest Association Inc                                46,708
        950 Scholastic Corp*                                              29,593
      7,178 Tribune Co ^^                                                234,864
        214 Washington Post Co Class B                                   157,718
                                                                      $2,498,949

RAILROADS --- 0.63%
     13,641 Burlington Northern Santa Fe Corp                          1,001,795
     16,704 CSX Corp                                                     548,392
     15,578 Norfolk Southern Corp                                        686,211
     10,153 Union Pacific Corp                                           893,464
                                                                      $3,129,862

REAL ESTATE --- 1.39%
      3,335 AMB Property Corp REIT                                       183,792
      3,682 Apartment Investment & Management Co REIT                    200,338
      8,100 Archstone-Smith Trust REIT                                   440,964
      4,340 Boston Properties Inc REIT                                   448,496
      4,150 Developers Diversified Realty Corp REIT                      231,404
     13,196 Equity Office Properties Trust REIT                          524,673
     10,984 Equity Residential REIT                                      555,571
      2,050 Highwood Properties Inc REIT                                  76,281
      2,818 Hospitality Properties Trust REIT                            133,010
      8,150 Kimco Realty Corp REIT                                       349,391
      3,409 Liberty Property Trust REIT ^^                               162,916
      2,700 MacErich Co REIT                                             206,172
      2,379 Mack-Cali Realty Corp REIT                                   123,232
      3,955 New Plan Excel Realty Trust REIT ^^                          106,983
      6,724 Plum Creek Timber Co Inc REIT                                228,885
      9,250 ProLogis Trust REIT                                          527,805
      4,600 Public Storage Inc REIT                                      395,554
      2,872 Rayonier Inc                                                 108,562
      7,994 Realogy Corp*                                                181,304
      2,600 Regency Centers Corp REIT ^^                                 178,776
      8,336 Simon Property Group Inc REIT                                755,408
      5,050 United Dominion Realty Trust Inc REIT ^^                     152,510
      4,600 Vornado Realty Trust REIT                                    501,400
      2,950 Weingarten Realty Investors REIT ^^                          126,909
                                                                      $6,900,336

RESTAURANTS --- 0.88%
      2,770 Applebee's International Inc ^^                               59,583
      1,350 Bob Evans Farms Inc                                           40,878
      3,098 Brinker International Inc                                    124,199
      1,172 CBRL Group Inc ^^                                             47,384
      2,958 Cheesecake Factory Inc*                                       80,428
      5,491 Darden Restaurants Inc                                       233,203
     46,185 McDonald's Corp ^^                                         1,806,757
      2,820 OSI Restaurant Partners Inc                                   89,422
      2,192 Ruby Tuesday Inc ^^                                           61,792
     28,478 Starbucks Corp                                               969,676
      4,451 Wendy's International Inc                                    298,217
     10,197 Yum! Brands Inc                                              530,754
                                                                      $4,342,293

RETAIL --- 5.62%
      1,707 99 Cents Only Stores*                                         20,194
      3,318 Abercrombie & Fitch Co                                       230,535
      3,950 Advance Auto Parts Inc                                       130,113
      2,000 Aeropostale Inc*                                              58,460
     11,850 Amazon.com Inc ^^*                                           380,622
      5,050 American Eagle Outfitters Inc                                221,342
      2,750 AnnTaylor Stores Corp*                                       115,115
      5,776 AutoNation Inc ^^*                                           120,718
      2,026 AutoZone Inc*                                                209,286
      2,435 BJ's Wholesale Club Inc*                                      71,053
      1,937 Barnes & Noble Inc                                            73,490
     10,616 Bed Bath & Beyond Inc*                                       406,168
     15,336 Best Buy Co Inc                                              821,396
      4,072 Big Lots Inc ^^*                                              80,666
      2,325 Borders Group Inc ^^                                          47,430
     30,922 CVS Corp                                                     993,215
      4,024 CarMax Inc ^^*                                               167,841
      4,600 Charming Shoppes Inc*                                         65,688

      6,574 Chicos FAS Inc*                                              141,538
      5,280 Circuit City Stores Inc ^^                                   132,581
      3,550 Claire's Stores Inc                                          103,518
      2,250 Coldwater Creek Inc                                           64,710
     17,642 Costco Wholesale Corp                                        876,455
      2,273 Dillard's Inc ^^                                              74,395
     11,739 Dollar General Corp ^^                                       160,003
      3,845 Dollar Tree Stores Inc*                                      119,041
      5,692 Family Dollar Stores Inc                                     166,434
     20,486 Federated Department Stores Inc                              885,200
      5,850 Foot Locker Inc                                              147,713
      2,850 GameStop Corp ^^*                                            131,898
     20,272 Gap Inc                                                      384,154
     77,784 Home Depot Inc                                             2,821,226
      8,445 JC Penney Co Inc                                             577,554
     12,323 Kohl's Corp*                                                 800,009
     27,216 Kroger Co                                                    629,778
     12,770 Limited Brands Inc                                           338,277
     57,552 Lowe's Cos Inc                                             1,614,909
      5,022 Michaels Stores Inc                                          218,658
      8,630 Nordstrom Inc                                                365,049
      4,250 O'Reilly Automotive Inc*                                     141,143
     10,676 Office Depot Inc*                                            423,837
      2,800 OfficeMax Inc ^^                                             114,072
      2,600 Pacific Sunwear of California Inc*                            39,208
      2,450 Payless ShoeSource Inc*                                       61,005
      5,266 Petsmart Inc                                                 146,132
      3,259 Pier 1 Imports Inc ^^                                         24,182
      2,350 Polo Ralph Lauren Corp ^^                                    152,022
      5,068 RadioShack Corp                                               97,812
      2,600 Rent-A-Center Inc ^^*                                         76,154
      5,324 Ross Stores Inc                                              135,283
      1,350 Ruddick Corp                                                  35,141
      7,964 SUPERVALU Inc                                                236,133
     16,766 Safeway Inc                                                  508,848
      5,118 Saks Inc                                                      88,439
      3,174 Sears Holding Corp*                                          501,778
      4,264 Sherwin-Williams Co                                          237,846
     27,354 Staples Inc                                                  665,523
     16,920 TJX Cos Inc                                                  474,268
     32,358 Target Corp                                                1,787,780
      5,197 Tiffany & Co                                                 172,540
      4,200 Urban Outfitters Inc ^^*                                      74,298
     92,686 Wal-Mart Stores Inc (1)                                    4,571,274
     37,984 Walgreen Co                                                1,686,110
      5,334 Whole Foods Market Inc                                       317,000
      4,291 Williams-Sonoma Inc ^^                                       138,985
                                                                     $27,873,245

SAVINGS & LOANS --- 0.01%
      4,150 First Niagara Financial Group Inc                             60,507
                                                                         $60,507

SHOES --- 0.14%
      7,209 NIKE Inc Class B                                             631,653
      1,940 Timberland Co Class A*                                        55,814
                                                                        $687,467

SPECIALIZED SERVICES --- 0.98%
      3,348 Adesa Corp                                                    77,372
      2,500 Alliance Data Systems Corp*                                  137,975
      5,274 Apollo Group Inc*                                            259,692
      4,496 BISYS Group Inc*                                              48,827
      1,800 Brink's Co                                                    95,508
      1,800 CSG Systems International Inc*                                47,574
      3,522 Career Education Corp*                                        79,245
      1,340 Catalina Marketing Corp                                       36,850
      5,235 Ceridian Corp*                                               117,055
      3,373 CheckFree Corp ^^*                                           139,372
      3,177 ChoicePoint Inc*                                             113,737
      5,133 Cintas Corp                                                  209,580
      2,659 Copart Inc ^^*                                                74,957
      3,232 Corinthian Colleges Inc*                                      34,938
      1,517 Corporate Executive Board Co ^^                              136,393
      2,222 DST Systems Inc ^^*                                          137,031
      2,240 DeVry Inc*                                                    47,645
      2,400 Dun & Bradstreet Corp*                                       179,976
      4,758 Equifax Inc                                                  174,666
      4,708 Fastenal Co                                                  181,588
      2,445 Fidelity National Information Services Inc ^^                 90,465
     12,118 H&R Block Inc                                                263,445
      1,883 Harte-Hanks Inc ^^                                            49,617
      1,250 ITT Educational Services Inc*                                 82,875
     16,579 Interpublic Group of Cos Inc ^^*                             164,132
        800 Kelly Services Inc Class A                                    21,928
      1,600 Korn/Ferry International*                                     33,504
      1,950 Laureate Education Inc*                                       93,327
      2,050 MSC Industrial Direct Co Inc Class A                          83,517
      3,270 Manpower Inc                                                 200,353
      3,160 MoneyGram International Inc                                   91,830
      4,836 Monster Worldwide Inc*                                       175,015
      1,950 Navigant Consulting Inc*                                      39,117
      6,505 Omnicom Group Inc                                            608,868
      1,700 Regis Corp ^^                                                 60,945
      6,454 Robert Half International Inc                                219,242
      1,100 Rollins Inc ^^                                                23,221
      2,500 Scientific Games Corp ^^*                                     79,500
      2,055 Sotheby's ^^                                                  66,253
      2,450 United Rentals Inc*                                           56,963
      1,763 Valassis Communications Inc*                                  31,117
                                                                      $4,865,215

TELEPHONE & TELECOMMUNICATIONS --- 3.24%
     14,648 ALLTEL Corp                                                  812,964
    146,344 AT&T Inc (1)                                               4,764,961
     68,440 BellSouth Corp                                             2,925,810
      4,373 CenturyTel Inc                                               173,477
      9,300 Cincinnati Bell Inc*                                          44,826
     12,048 Citizens Communications Co                                   169,154
      5,631 Embarq Corp                                                  272,372
     60,260 Qwest Communications International Inc ^^*                   525,467
    112,524 Sprint Corp                                                1,929,787
      3,915 Telephone & Data Systems Inc                                 164,822
    109,235 Verizon Communications (1)                                 4,055,896
     17,861 Windstream Corp                                              235,587
                                                                     $16,075,123

TEXTILES --- 0.22%
     13,778 Coach Inc*                                                   473,963
      3,560 Hanesbrands Inc*                                              80,136
      4,248 Jones Apparel Group Inc                                      137,805
      3,863 Liz Claiborne Inc                                            152,627
      3,332 VF Corp                                                      243,069
                                                                      $1,087,600

TOBACCO --- 1.37%
     78,914 Altria Group Inc (1)                                       6,040,867
      6,459 Reynolds American Inc ^^                                     400,264
      6,067 UST Inc                                                      332,654
        950 Universal Corp ^^                                             34,704
                                                                      $6,808,489

TRANSPORTATION --- 0.11%
      1,600 Alexander & Baldwin Inc ^^                                    70,992
      3,747 Avis Budget Group Inc                                         68,533
      1,787 Con-Way Inc                                                   80,093
      1,950 GATX Corp                                                     80,672
      3,960 JB Hunt Transport Services Inc                                82,249
      2,034 Swift Transportation Co Inc ^^*                               48,246
      1,882 Werner Enterprises Inc ^^                                     35,212
      2,150 YRC Worldwide Inc*                                            79,636
                                                                        $545,633

UTILITIES --- 1.15%
     24,877 AES Corp*                                                    507,242
      2,921 AGL Resources Inc                                            106,617
     14,050 Aquila Inc*                                                   60,837
      8,300 CMS Energy Corp ^^*                                          119,852
      6,764 Constellation Energy Group                                   400,429
     47,188 Duke Energy Corp                                           1,425,078
     14,250 Dynegy Inc Class A*                                           78,945
      5,545 Energy East Corp                                             131,527
      4,532 Equitable Resources Inc                                      158,529
      6,601 KeySpan Corp                                                 271,565
      6,773 MDU Resources Group Inc                                      151,309
      1,700 NICOR Inc ^^                                                  72,692
      3,133 National Fuel Gas Co ^^                                      113,885
     10,239 NiSource Inc                                                 222,596
      4,161 ONEOK Inc                                                    157,244
      1,450 Peoples Energy Corp                                           58,943
      9,495 Public Service Enterprise Group Inc                          580,999
      3,235 Questar Corp                                                 264,526
      4,376 Scana Corp ^^                                                176,222
      9,849 Sempra Energy                                                494,912
      2,866 Vectren Corp                                                  76,952
      1,809 WGL Holdings Inc ^^                                           56,694
                                                                      $5,687,595

WATER --- 0.02%
      4,938 Aqua America Inc ^^                                          108,340
                                                                        $108,340

TOTAL COMMON STOCK --- 99.54%                                       $493,750,166
(Cost $383,579,387)
SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

  1,972,000 Federal Home Loan Bank                                     1,971,507
                  4.560%, October 2, 2006
    330,000 United States of America (1)                                 328,526
                  4.890%, November 2, 2006


TOTAL SHORT-TERM INVESTMENTS --- 0.46%                                $2,300,033
(Cost $2,300,033)

TOTAL MAXIM STOCK INDEX PORTFOLIO --- 100%                          $496,050,199
(Cost $385,879,420)

Legend
* Non-income Producing Security
(1) Collateral or Segregated Assets for Futures
REIT - Real Estate Investment Trust
^^ A portion or all of the security is on loan at September 30, 2006.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio's net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

As of September 30, 2006, the Maxim Stock Index Portfolio had 7 open S&P 500 and 2 open S&P MidCap 400 long futures contracts. The contracts expire in December 2006 and the Portfolio has recorded unrealized appreciation of $60,363 and appreciation of $13,775, respectively, for a total unrealized appreciation of $74,138.

At September 30, 2006, the U.S. Federal income tax cost basis was $397,459,012. The Maxim Stock Index Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $137,684,823 and gross depreciation of securities in which there was an excess of tax cost over value of $39,093,636, resulting in net appreciation of $98,591,187.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006
UNAUDITED


BONDS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

COMMUNICATIONS - EQUIPMENT --- 0.15%
  1,490,000 Lucent Technologies Inc                                    1,495,588
            Convertible
            8.000% August 1, 2031
                                                                      $1,495,588

TOTAL BONDS --- 0.15%                                                 $1,495,588
(Cost $1,145,449)

COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 2.10%
    310,500 Honeywell International Inc                               12,699,450
    160,200 Raytheon Co                                                7,691,202
                                                                     $20,390,652

AUTOMOBILES --- 0.24%
    292,000 Ford Motor Co                                              2,362,280
                                                                      $2,362,280

BANKS --- 3.81%
    149,876 Bank of America Corp                                       8,028,857
    277,900 Fifth Third Bancorp                                       10,582,432
     84,450 Mercantile Bankshares Corp                                 3,063,002
    102,500 National City Corp                                         3,751,500
     96,400 SunTrust Banks Inc                                         7,449,792
    112,600 Wells Fargo & Co                                           4,073,868
                                                                     $36,949,451

BIOTECHNOLOGY --- 0.46%
    152,700 MedImmune Inc*                                             4,460,367
                                                                      $4,460,367

BROADCAST/MEDIA --- 1.62%
    255,900 CBS Corp                                                   7,208,703
    143,262 Comcast Corp*                                              5,279,205
     99,000 EchoStar Communications Corp Class A*                      3,241,260
                                                                     $15,729,168

BUILDING MATERIALS --- 0.72%
     44,100 Masco Corp ^^                                              1,209,222

     74,200 Vulcan Materials Co ^^                                     5,806,150
                                                                      $7,015,372

CHEMICALS --- 1.96%
    193,352 Chemtura Corp                                              1,676,362
    218,200 EI du Pont de Nemours & Co                                 9,347,688
     40,400 Hercules Inc*                                                637,108
    185,400 International Flavors & Fragrances Inc                     7,330,716
                                                                     $18,991,874

COMMUNICATIONS - EQUIPMENT --- 1.57%
    338,200 Cisco Systems Inc*                                         7,778,600
    813,200 Lucent Technologies Inc*                                   1,902,888
    222,600 Motorola Inc                                               5,565,000
                                                                     $15,246,488

COMPUTER HARDWARE & SYSTEMS --- 1.86%
    311,700 Dell Inc*                                                  7,119,228
    133,700 International Business Machines Corp                      10,955,378
                                                                     $18,074,606

COMPUTER SOFTWARE & SERVICES --- 1.76%
    624,100 Microsoft Corp                                            17,056,653
                                                                     $17,056,653

CONGLOMERATES --- 4.47%
    110,900 3M Co                                                      8,253,178
    782,000 General Electric Co                                       27,604,600
    267,500 Tyco International Ltd                                     7,487,325
                                                                     $43,345,103

COSMETICS & PERSONAL CARE --- 0.76%
    240,000 Avon Products Inc                                          7,358,400
                                                                      $7,358,400

DISTRIBUTORS --- 0.84%
    128,550 Genuine Parts Co                                           5,544,362
     76,400 SYSCO Corp                                                 2,555,580
                                                                      $8,099,942

ELECTRIC COMPANIES --- 3.30%
    111,500 Entergy Corp                                               8,722,645
    101,710 FirstEnergy Corp                                           5,681,521
     76,900 Pinnacle West Capital Corp                                 3,464,345
    149,900 Progress Energy Inc ^^                                     6,802,462
     98,200 TECO Energy Inc ^^                                         1,536,830
    278,400 Xcel Energy Inc ^^                                         5,748,960
                                                                     $31,956,763

ELECTRONIC INSTRUMENTS & EQUIP --- 1.08%
     55,711 Cooper Industries Inc                                      4,747,691
    142,000 Sony Corp sponsored ADR ^^                                 5,731,120
                                                                     $10,478,811

ELECTRONICS - SEMICONDUCTOR --- 1.00%
    176,700 Analog Devices Inc                                         5,193,213

    218,200 Intel Corp                                                 4,488,374
                                                                      $9,681,587

FINANCIAL SERVICES --- 5.73%
     95,033 Citigroup Inc                                              4,720,289
     85,700 Fannie Mae (nonvtg)                                        4,791,487
    537,605 JPMorgan Chase & Co                                       25,245,931
     79,500 Janus Capital Group Inc                                    1,567,740
    278,400 Mellon Financial Corp ^^                                  10,885,440
    133,700 State Street Corp                                          8,342,880
                                                                     $55,553,767

FOOD & BEVERAGES --- 4.52%
    247,500 Anheuser-Busch Co Inc                                     11,758,725
    142,900 Campbell Soup Co ^^                                        5,215,850
    257,000 Coca-Cola Co                                              11,482,760
    160,600 General Mills Inc                                          9,089,960
    120,000 McCormick & Co Inc                                         4,557,600
    108,600 Sara Lee Corp                                              1,745,202
                                                                     $43,850,097

FOREIGN BANKS --- 0.05%
     24,400 Bank of Ireland                                              477,103
                                                                        $477,103

GOLD, METALS & MINING --- 0.56%
    192,300 Alcoa Inc                                                  5,392,092
                                                                      $5,392,092

HOMEBUILDING --- 0.38%
    154,600 DR Horton Inc                                              3,702,670
                                                                      $3,702,670

HOUSEHOLD GOODS --- 3.48%
    203,400 Colgate-Palmolive Co                                      12,631,140
     69,500 Fortune Brands Inc                                         5,220,145
     94,200 Kimberly-Clark Corp                                        6,156,912
    342,700 Newell Rubbermaid Inc                                      9,705,264
                                                                     $33,713,461

INSURANCE RELATED --- 5.61%
    184,700 American International Group Inc                          12,238,222
     87,200 Chubb Corp                                                 4,530,912
    141,827 Lincoln National Corp                                      8,804,620
    531,000 Marsh & McLennan Cos Inc                                  14,947,650
    171,295 St Paul Travelers Co Inc                                   8,032,023
    299,800 UnumProvident Corp ^^                                      5,813,122
                                                                     $54,366,549

INVESTMENT BANK/BROKERAGE FIRM --- 2.65%
    533,000 Charles Schwab Corp                                        9,540,700
    221,200 Morgan Stanley                                            16,127,692
                                                                     $25,668,392

LEISURE & ENTERTAINMENT --- 3.72%
    458,200 Mattel Inc                                                 9,026,540
    654,500 Time Warner Inc                                           11,931,535
    171,000 Viacom Inc Class B*                                        6,357,780
    283,600 Walt Disney Co                                             8,766,076
                                                                     $36,081,931

MACHINERY --- 1.83%
     75,400 Deere & Co                                                 6,326,814
     52,400 Eaton Corp                                                 3,607,740
     41,800 Illinois Tool Works Inc                                    1,876,820
    192,700 Pall Corp                                                  5,937,087
                                                                     $17,748,461

MEDICAL PRODUCTS --- 1.14%
    139,200 Baxter International Inc                                   6,328,032
    317,900 Boston Scientific Corp*                                    4,701,741
                                                                     $11,029,773

OFFICE EQUIPMENT & SUPPLIES --- 0.80%
    128,500 Avery Dennison Corp                                        7,731,845
                                                                      $7,731,845

OIL & GAS --- 9.03%
    150,000 Anadarko Petroleum Corp                                    6,574,500
    120,722 BP Amoco PLC sponsored ADR                                 7,916,949
    282,044 Chevron Corp                                              18,293,374
    277,996 Exxon Mobil Corp                                          18,653,532
    216,300 Hess Corp ^^                                               8,959,146
    132,700 Murphy Oil Corp ^^                                         6,309,885
    208,800 Royal Dutch Shell PLC                                     13,801,680
    113,000 Schlumberger Ltd                                           7,009,390
                                                                     $87,518,456

PAPER & FOREST PRODUCTS --- 2.02%
    446,983 International Paper Co                                    15,479,021
    155,600 MeadWestvaco Corp                                          4,124,956
                                                                     $19,603,977

PHARMACEUTICALS --- 8.22%
    163,600 Abbott Laboratories                                        7,944,416
    267,100 Bristol-Myers Squibb Co                                    6,656,132
    189,700 Eli Lilly & Co                                            10,812,900
    160,600 Johnson & Johnson                                         10,429,364
    377,900 Merck & Co Inc                                            15,834,010
    447,400 Pfizer Inc                                                12,688,264
    200,400 Schering-Plough Corp                                       4,426,836
    214,200 Wyeth                                                     10,889,928
                                                                     $79,681,850

PHOTOGRAPHY/IMAGING --- 0.64%
    279,100 Eastman Kodak Co ^^                                        6,251,840
                                                                      $6,251,840

POLLUTION CONTROL --- 0.79%
    209,530 Waste Management Inc                                       7,685,560
                                                                      $7,685,560

PRINTING & PUBLISHING --- 2.85%
    200,100 Dow Jones & Co Inc ^^                                      6,711,354
    367,900 New York Times Co ^^                                       8,454,342
    380,500 Tribune Co ^^                                             12,449,960
                                                                     $27,615,656

RAILROADS --- 1.79%
    100,500 Norfolk Southern Corp                                      4,427,025
    146,950 Union Pacific Corp                                        12,931,600
                                                                     $17,358,625

REAL ESTATE --- 0.16%
     17,596 Simon Property Group Inc REIT                              1,594,550
                                                                      $1,594,550

RETAIL --- 2.49%
    253,800 Home Depot Inc                                             9,205,326
    169,800 RadioShack Corp ^^                                         3,277,140
    235,600 Wal-Mart Stores Inc                                       11,619,792
                                                                     $24,102,258

SPECIALIZED SERVICES --- 0.60%
    268,400 H&R Block Inc                                              5,835,016
                                                                      $5,835,016

TELEPHONE & TELECOMMUNICATIONS --- 6.34%
    139,200 ALLTEL Corp                                                7,725,600
    541,570 AT&T Inc                                                  17,633,516
    386,300 Nokia OYJ sponsored ADR                                    7,606,247
  1,109,700 Qwest Communications International Inc ^^*                 9,676,584
    385,500 Sprint Corp                                                6,611,325
     21,700 Telus Corp ^^                                              1,214,549
    246,286 Verizon Communications                                     9,144,599
    143,922 Windstream Corp                                            1,898,331
                                                                     $61,510,751

TOBACCO --- 0.50%
     87,800 UST Inc ^^                                                 4,814,074
                                                                      $4,814,074

UTILITIES --- 1.92%
    311,200 Duke Energy Corp                                           9,398,240
    423,400 NiSource Inc                                               9,204,716
                                                                     $18,602,956

TOTAL COMMON STOCK --- 95.37%                                       $924,689,227
(Cost $767,152,322)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

 43,415,000 Federal Home Loan Bank                                    43,404,145
                  4.560%, October 2, 2006

TOTAL SHORT-TERM INVESTMENTS --- 4.48%                               $43,404,145
(Cost $43,404,145)

TOTAL MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO --- 100%          $969,588,960
(Cost $811,701,916)

Legend
* Non-income Producing Security
ADR - American Depository Receipt
REIT - Real Estate Investment Trust
^^ A portion or all of the security is on loan at September 30, 2006.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

Foreign securities are valued at the closing price on the security's primary exchange. If the closing price is not available, the current bid will be used. Foreign equity securities are also subject to a fair value pricing review daily (see below). Foreign exchange rates are valued utilizing the New York closing rates.

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio's net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

At September 30, 2006, the U.S. Federal income tax cost basis was $815,166,769. The Maxim T. Rowe Price Equity/Income Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $178,027,205 and gross depreciation of securities in which there was an excess of tax cost over value of $23,605,014, resulting in net appreciation of $154,422,191.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006
UNAUDITED


COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 2.76%
     34,000 Alliant Techsystems Inc*                                   2,756,040
      7,600 Embraer-Empresa Brasileira de Aeronautica SA sponsored ADR   298,452
     73,000 Goodrich Corp                                              2,957,960
      6,500 Precision Castparts Corp                                     410,540
     96,300 Rockwell Collins Inc                                       5,281,092
                                                                     $11,704,084

AIR FREIGHT --- 0.13%
      6,300 CH Robinson Worldwide Inc                                    280,854
      6,200 Expeditors International of Washington Inc                   276,396
                                                                        $557,250

AIRLINES --- 1.13%
     17,500 SkyWest Inc                                                  429,100
    261,100 Southwest Airlines Co                                      4,349,926
                                                                      $4,779,026

AUTO PARTS & EQUIPMENT --- 0.43%
    130,800 Gentex Corp                                                1,858,668
                                                                      $1,858,668

AUTOMOBILES --- 0.07%
      4,600 Thor Industries Inc                                          189,382
      4,200 Winnebago Industries Inc                                     131,796
                                                                        $321,178

BANKS --- 0.33%
      1,300 City National Corp                                            87,178
      4,700 East West Bancorp Inc                                        186,167

      2,300 First Horizon National Corp                                   87,423
     17,000 SVB Financial Group*                                         758,880
      7,400 Synovus Financial Corp                                       217,338
      5,000 UCBH Holdings Inc                                             87,300
                                                                      $1,424,286

BIOTECHNOLOGY --- 4.23%
     78,500 Cephalon Inc*                                              4,847,375
      2,500 Charles River Laboratories International Inc*                108,525
      2,800 Genzyme Corp*                                                188,916
     23,000 Gilead Sciences Inc*                                       1,580,100
     81,000 Human Genome Sciences Inc*                                   934,740
      1,500 Invitrogen Corp*                                              95,115
    145,600 MedImmune Inc*                                             4,252,976
      8,100 Millennium Pharmaceuticals Inc*                               80,595
     36,800 Myogen Inc*                                                1,290,944
      5,500 Nektar Therapeutics*                                          79,255
     55,200 PDL BioPharma Inc*                                         1,059,840
     49,400 Qiagen NV*                                                   782,496
      5,600 Techne Corp*                                                 284,816
     65,200 Vertex Pharmaceuticals Inc*                                2,193,980
     17,800 deCODE Genetics Inc*                                          97,900
                                                                     $17,877,573

BROADCAST/MEDIA --- 2.43%
    114,100 Citadel Broadcasting Co                                    1,072,540
    127,000 Discovery Holding Co*                                      1,836,420
      1,800 EW Scripps Co                                                 86,274
     34,000 EchoStar Communications Corp Class A*                      1,113,160
     78,325 Rogers Communications Inc Class B                          4,297,693
      6,800 Salem Communications Corp Class A                             76,908
    139,000 XM Satellite Radio Holdings Inc*                           1,791,710
                                                                     $10,274,705

BUILDING MATERIALS --- 0.57%
     57,000 American Standard Cos Inc                                  2,392,290
                                                                      $2,392,290

CHEMICALS --- 0.43%
     27,600 Amylin Pharmaceuticals Inc*                                1,216,332
      6,500 Ecolab Inc                                                   278,330
      1,000 Sigma-Aldrich Corp                                            75,670
      3,500 Symyx Technologies Inc*                                       74,165
      6,100 Valspar Corp                                                 162,260
                                                                      $1,806,757

COMMUNICATIONS - EQUIPMENT --- 1.62%
     47,000 ADTRAN Inc                                                 1,120,480
     46,000 Comverse Technology Inc*                                     986,240
      1,600 F5 Networks Inc*                                              85,952
     81,000 Harris Corp                                                3,603,690
     42,900 SBA Communications Corp*                                   1,043,757
                                                                      $6,840,119

COMPUTER HARDWARE & SYSTEMS --- 0.56%
     56,800 Avid Technology Inc*                                       2,068,656
      5,700 Cognos Inc*                                                  208,050
      4,300 QLogic Corp                                                   81,270
                                                                      $2,357,976

COMPUTER SOFTWARE & SERVICES --- 7.54%
     11,933 Activision Inc                                               180,188
     66,000 Adobe Systems Inc*                                         2,471,700
      3,800 American Reprographics Co*                                   121,828
      1,100 Baidu.com Inc*                                                96,294
     42,000 CACI International Inc Class A*                            2,310,420
    200,000 CNET Networks Inc*                                         1,916,000
      4,200 Cadence Design Systems Inc*                                   71,232
      4,600 Check Point Software Technologies Ltd*                        87,630
      6,500 Citrix Systems Inc*                                          235,365
     88,000 Cogent Inc*                                                1,208,240
      5,200 Cognizant Technology Solutions Corp*                         385,112
      4,100 Digital River Inc*                                           209,592
      3,700 Electronic Arts Inc*                                         206,016
      4,300 FactSet Research Systems Inc                                 208,851
      2,200 Fair Isaac Co                                                 80,454
      2,200 Fiserv Inc*                                                  103,598
      2,500 Hyperion Solutions Corp                                       86,200
     65,700 Intuit Inc                                                 2,108,313
     87,200 Jack Henry & Associates Inc                                1,898,344
    191,500 Juniper Networks Inc*                                      3,309,120
     69,200 McAfee Inc*                                                1,692,632
     91,300 NAVTEQ*                                                    2,383,843
     11,200 Paychex Inc                                                  412,720
    129,500 Red Hat Inc*                                               2,729,860
      6,000 SINA Corp*                                                   150,900
     29,800 Salesforce.Com*                                            1,069,224
      5,300 Satyam Computer Services Ltd                                 205,057
      4,300 Synopsys Inc*                                                 84,796
      4,750 THQ Inc*                                                     138,558
    179,800 VeriSign Inc*                                              3,631,960
      6,000 Websense Inc                                                 129,660
     82,000 aQuantive Inc*                                             1,936,840
                                                                     $31,860,547

CONTAINERS --- 0.02%
      1,400 Sealed Air Corp                                               75,768
                                                                         $75,768

COSMETICS & PERSONAL CARE --- 0.10%
     13,700 Avon Products Inc                                            420,042
                                                                        $420,042

DISTRIBUTORS --- 0.07%
      4,500 WW Grainger Inc                                              301,590
                                                                        $301,590

ELECTRONIC INSTRUMENTS & EQUIP --- 6.78%
      4,800 American Power Conversion Corp                               105,408
     97,100 Ametek Inc                                                 4,228,705
      1,900 CDW Corp                                                     117,192
    209,000 Flextronics International Ltd*                             2,641,760
     86,200 Flir Systems Inc*                                          2,341,192
     49,600 Garmin Ltd                                                 2,419,488
     42,100 Harman International Industries Inc                        3,512,824
      5,900 II-IV Inc*                                                   147,028
    113,400 Jabil Circuit Inc                                          3,239,838
      8,400 Memc Electronic Materials Inc*                               307,692
      4,100 National Instruments Corp                                    112,094
    128,500 Roper Industries Inc                                       5,749,087
    251,053 Symbol Technologies Inc                                    3,730,648
                                                                     $28,652,956

ELECTRONICS - SEMICONDUCTOR --- 6.70%
    179,500 Altera Corp*                                               3,299,210
     16,400 Analog Devices Inc                                           481,996
     15,500 Broadcom Corp Class A                                        470,270
      1,700 Cymer Inc*                                                    74,647
     46,800 Fairchild Semiconductor International Inc*                   875,160
      7,200 Integrated Device Technology Inc*                            115,632
    126,900 Intersil Holding Corp                                      3,115,395
      2,900 KLA-Tencor Corp                                              128,963
      3,300 Lam Research Corp*                                           149,589
     15,100 Linear Technology Corp                                       469,912
    187,100 Marvell Technology Group Ltd                               3,624,127
     15,600 Maxim Integrated Products Inc                                437,892
     85,200 Microchip Technology Inc                                   2,762,184
    110,000 National Semiconductor Corp                                2,588,300
    242,000 PMC-Sierra Inc*                                            1,437,480
     51,500 Semtech Corp*                                                657,140
     11,500 Silicon Laboratories Inc*                                    356,730
     73,000 Spansion Inc*                                              1,216,910
    195,800 Teradyne Inc*                                              2,576,728
    159,900 Xilinx Inc                                                 3,509,805
                                                                     $28,348,070

ENGINEERING & CONSTRUCTION --- 0.12%
      6,500 Fluor Corp                                                   499,785
                                                                        $499,785

FINANCIAL SERVICES --- 3.44%
      3,500 CBOT Holdings Inc*                                           422,765
      1,080 Chicago Mercantile Exchange Holdings Inc                     516,510
    100,400 Eaton Vance Corp                                           2,897,544
      3,500 Federated Investors Inc Class B                              118,335
     50,200 Investors Financial Services Corp                          2,162,616
      6,300 Janus Capital Group Inc                                      124,236
     24,950 Legg Mason Inc                                             2,516,457
      7,100 Mellon Financial Corp                                        277,610
     84,900 MoneyGram International Inc                                2,467,194
      8,500 Moody's Corp                                                 555,730
      9,000 Northern Trust Corp                                          525,870
     29,000 Principal Financial Group                                  1,574,120
      1,600 SEI Investments Co                                            89,904
      4,900 State Street Corp                                            305,760
                                                                     $14,554,651

FOOD & BEVERAGES --- 0.56%
     92,000 Cott Corp*                                                 1,579,640
      4,700 Hershey Co                                                   251,215
      3,900 McCormick & Co Inc                                           148,122
      7,900 Wm Wrigley Jr Co                                             363,874
        425 Wm Wrigley Jr Co Class B                                      19,550
                                                                      $2,362,401

GOLD, METALS & MINING --- 1.82%
    119,200 CONSOL Energy Inc                                          3,782,216
     43,700 Foundation Coal Holdings Inc                               1,414,569
     25,000 Newmont Mining Corp                                        1,068,750
     23,000 Teck Cominco Ltd                                           1,437,270
                                                                      $7,702,805

HEALTH CARE RELATED --- 6.84%
     85,400 Alkermes Inc*                                              1,353,590
      1,800 CIGNA Corp                                                   209,376
     57,000 Community Health Systems Inc*                              2,128,950
     30,450 Coventry Health Care Inc                                   1,568,784
     26,650 DaVita Inc*                                                1,542,236
    183,000 Elan Corp PLC sponsored ADR*                               2,814,540
      5,200 Express Scripts Inc Class A*                                 392,548
    119,200 Health Management Associates Inc Class A                   2,491,280
      2,600 Healthways Inc*                                              115,960
      3,600 Henry Schein Inc*                                            180,504
     36,000 Humana Inc*                                                2,379,240
     22,100 Laboratory Corp of America Holdings*                       1,449,097
      2,100 LifePoint Hospitals Inc*                                      74,172
      6,300 Lincare Holdings Inc*                                        218,232
     98,300 Manor Care Inc                                             5,139,124
      2,800 Martek Biosciences Corp*                                      60,228
      5,800 Medco Health Solutions Inc*                                  348,638
     64,900 Omnicare Inc                                               2,796,541
     71,500 Patterson Cos Inc*                                         2,403,115
      4,200 Quest Diagnostics Inc                                        256,872
     23,000 Triad Hospitals Inc*                                       1,012,690
                                                                     $28,935,717

HOMEBUILDING --- 0.17%
      2,300 Centex Corp                                                  121,026
      2,100 KB Home                                                       91,980
      4,700 Lennar Corp                                                  212,675
      1,900 Meritage Homes Corp*                                          79,059
      3,400 Pulte Homes Inc                                              108,324
      4,400 Toll Brothers Inc*                                           123,552
                                                                        $736,616

HOTELS/MOTELS --- 0.92%
      5,500 Choice Hotels International Inc                              224,950
     16,300 Hilton Hotels Corp                                           453,955
      9,900 Marriott International Inc Class A                           382,536
      6,100 Starwood Hotels & Resorts Worldwide Inc                      348,859
     36,200 Wynn Resorts Ltd*                                          2,461,962
                                                                      $3,872,262

INSURANCE RELATED --- 1.75%
      1,600 Ambac Financial Group Inc                                    132,400
      2,900 Arch Capital Group Ltd*                                      184,121
     69,000 Assurant Inc                                               3,685,290
     80,900 Axis Capital Holdings Ltd                                  2,806,421
      6,500 Brown & Brown Inc                                            198,640
      1,600 MBIA Inc                                                      98,304
        280 Markel Corp*                                                 114,985
      2,900 Marsh & McLennan Cos Inc                                      81,635
      2,200 Willis Group Holdings Ltd                                     83,600
                                                                      $7,385,396

INVESTMENT BANK/BROKERAGE FIRM --- 2.20%
      1,200 Affiliated Managers Group Inc*                               120,132
      1,860 BlackRock Inc                                                277,140
      4,300 Charles Schwab Corp                                           76,970
    116,300 E*TRADE Financial Corp*                                    2,781,896
      3,300 Lazard Ltd                                                   131,934
     47,900 Nuveen Investments                                         2,453,917
    176,900 TD Ameritrade Holding Corp                                 3,334,565
      4,500 optionsXpress Holdings Inc                                   125,460
                                                                      $9,302,014

LEISURE & ENTERTAINMENT --- 1.90%
      3,700 Boyd Gaming Corp                                             142,228
      3,000 Brunswick Corp                                                93,570
     36,800 DreamWorks Animation SKG Inc*                                916,688
      8,400 Harley-Davidson Inc                                          527,100
      4,100 Harrah's Entertainment Inc                                   272,363
    110,100 International Game Technology                              4,569,150
      2,700 Royal Caribbean Cruises Ltd                                  104,787
     10,150 Shuffle Master Inc*                                          274,152
      3,200 Station Casinos Inc                                          185,056
     23,900 Viad Corp                                                    846,299
      2,900 WMS Industries Inc*                                           84,709
                                                                      $8,016,102

MACHINERY --- 2.11%
     32,000 Danaher Corp                                               2,197,440
      7,300 Graco Inc                                                    285,138
      1,700 IDEX Corp                                                     73,185
     49,640 ITT Corp                                                   2,545,043
      7,900 Joy Global                                                   297,119
     68,000 Oshkosh Truck Corp                                         3,431,960
      3,000 Pall Corp                                                     92,430
                                                                      $8,922,315

MANUFACTURING --- 0.28%
     60,400 Dolby Laboratories Inc*                                    1,198,940
                                                                      $1,198,940

MEDICAL PRODUCTS --- 3.30%
      5,500 American Medical Systems Holdings Inc*                       101,365
      2,700 ArthroCare Corp*                                             126,522
      2,000 Beckman Coulter Inc                                          115,120
      2,600 Becton Dickinson & Co                                        183,742
      6,700 Biomet Inc                                                   215,673
     19,500 CR Bard Inc                                                1,462,500
      4,600 Dentsply International Inc                                   138,506
     73,900 Edwards Lifesciences Corp*                                 3,443,001
     31,400 Gen-Probe Inc*                                             1,472,346
      2,200 Hologic Inc                                                   95,744
      1,900 Integra LifeSciences Holdings*                                71,212
      3,200 Kyphon Inc*                                                  119,744
      2,000 Millipore Corp*                                              122,600
     17,900 ResMed Inc                                                   720,475
      4,900 Respironics Inc*                                             189,189
     68,900 St Jude Medical Inc*                                       2,431,481
     58,500 Thermo Electron Corp*                                      2,300,805
      4,700 Varian Medical Systems Inc*                                  250,933
      1,700 Ventana Medical Systems Inc*                                  69,411
      3,400 Waters Corp*                                                 153,952
      2,200 Zimmer Holdings Inc*                                         148,500
                                                                     $13,932,821

MISCELLANEOUS --- 0.03%
      2,900 Dade Behring Holdings Inc                                    116,464
                                                                        $116,464

OFFICE EQUIPMENT & SUPPLIES --- 0.06%
      1,600 Avery Dennison Corp                                           96,272
      2,000 HNI Corp                                                      83,160
      2,150 Zebra Technologies Corp Class A*                              76,841
                                                                        $256,273

OIL & GAS --- 7.22%
    162,300 BJ Services Co                                             4,890,099
     12,700 Bill Barrett Corp*                                           311,912
     57,100 Cameron International Corp*                                2,758,501
     52,400 Compton Petroleum Corp*                                      522,952
      2,000 Core Laboratories NV*                                        127,600
      2,300 Diamond Offshore Drilling Inc                                166,451
     71,800 EOG Resources                                              4,670,590
     65,000 FMC Technologies Inc*                                      3,490,500
     11,200 Grant Prideco Inc*                                           425,936
      6,400 Mariner Energy Inc*                                          117,568
     58,100 Murphy Oil Corp                                            2,762,655
      4,900 Nabors Industries Ltd                                        145,775
    118,600 Smith International Inc                                    4,601,680
      6,300 Ultra Petroleum Corp*                                        303,093
     10,900 Weatherford International Ltd                                454,748
     14,700 Williams Cos Inc                                             350,889
    104,766 XTO Energy Inc                                             4,413,792
                                                                     $30,514,741

PHARMACEUTICALS --- 2.78%
      4,051 Allergan Inc                                                 456,183
      7,400 AtheroGenics Inc*                                             97,458
     69,000 Barr Laboratories Inc*                                     3,583,860
     12,000 Celgene Corp                                                 519,600
     34,200 Neurocrine Biosciences Inc*                                  367,650
     38,600 OSI Pharmaceuticals Inc*                                   1,448,658
     46,400 Sepracor Inc*                                              2,247,616
     37,200 Theravance Inc*                                            1,005,888
    101,900 Valeant Pharmaceuticals International                      2,015,582
                                                                     $11,742,495

POLLUTION CONTROL --- 0.05%
      3,100 Stericycle Inc*                                              216,349
                                                                        $216,349

PRINTING & PUBLISHING --- 0.04%
      1,500 McGraw-Hill Cos Inc                                           87,045
      1,700 Meredith Corp                                                 83,861
                                                                        $170,906

RESTAURANTS --- 1.09%
     64,450 Cheesecake Factory Inc*                                    1,752,396
      2,200 OSI Restaurant Partners Inc                                   69,762
     29,000 PF Changs China Bistro Inc*                                1,006,590
      3,300 Panera Bread Co Class A*                                     192,225

     60,700 Tim Hortons Inc                                            1,596,410
                                                                      $4,617,383

RETAIL --- 6.23%
     62,900 Advance Auto Parts Inc                                     2,071,926
    118,500 Amazon.com Inc*                                            3,806,220
     79,000 Bed Bath & Beyond Inc*                                     3,022,540
     46,000 Best Buy Co Inc                                            2,463,760
     50,000 CarMax Inc*                                                2,085,500
      5,700 Dicks Sporting Goods Inc*                                    259,464
     12,700 Dollar General Corp                                          173,101
      7,000 Family Dollar Stores Inc                                     204,680
      5,700 Freds Inc                                                     71,934
      3,550 Men's Wearhouse Inc                                          132,096
     86,500 O'Reilly Automotive Inc*                                   2,872,665
    132,800 Petsmart Inc                                               3,685,200
      4,900 Ross Stores Inc                                              124,509
     40,000 Shoppers Drug Mart Corp                                    1,633,997
      7,700 Staples Inc                                                  187,341
     13,400 TJX Cos Inc                                                  375,602
      9,400 Tiffany & Co                                                 312,080
      5,000 Urban Outfitters Inc*                                         88,450
     17,000 Whole Foods Market Inc                                     1,010,310
     54,700 Williams-Sonoma Inc                                        1,771,733
                                                                     $26,353,108

SPECIALIZED SERVICES --- 11.99%
      2,492 Apollo Group Inc*                                            122,706
     81,000 Catalina Marketing Corp                                    2,227,500
     73,400 CheckFree Corp*                                            3,032,888
     71,400 ChoicePoint Inc*                                           2,556,120
      5,600 Cintas Corp                                                  228,648
     44,600 Clear Channel Outdoor Holdings Inc*                          909,840
      4,300 Corporate Executive Board Co                                 386,613
     70,200 DST Systems Inc*                                           4,329,234
      3,600 DeVry Inc*                                                    76,572
      2,300 Dun & Bradstreet Corp*                                       172,477
      5,200 Equifax Inc                                                  190,892
     61,800 Fastenal Co                                                2,383,626
     70,300 Fidelity National Information Services Inc                 2,601,100
     50,700 Getty Images Inc*                                          2,518,776
     42,400 Global Payments Inc                                        1,866,024
      3,200 H&R Block Inc                                                 69,568
      3,000 Harte-Hanks Inc                                               79,050
      2,500 ITT Educational Services Inc*                                165,750
     96,500 Iron Mountain Inc*                                         4,143,710
      5,400 LECG Corp*                                                   101,304
     89,200 Lamar Advertising Co*                                      4,764,172
     34,000 Laureate Education Inc*                                    1,627,240
     12,000 MSC Industrial Direct Co Inc Class A                         488,880
     72,600 Manpower Inc                                               4,448,202
     86,500 Monster Worldwide Inc*                                     3,130,435
      3,700 Omnicom Group Inc                                            346,320
     20,000 Resources Connection Inc*                                    535,800
      5,400 Ritchie Bros Auctioneers Inc                                 289,494
     56,000 Robert Half International Inc                              1,902,320
    105,500 UTI Worldwide Inc                                          2,950,835
     72,000 United Rentals Inc*                                        1,674,000
      2,100 Universal Technical Institute Inc*                            37,569
      5,500 WPP Group PLC                                                339,515
                                                                     $50,697,180

TELEPHONE & TELECOMMUNICATIONS --- 5.19%
     82,000 Amdocs Ltd*                                                3,247,200
    128,000 American Tower Corp*                                       4,672,000
    164,000 Crown Castle International Corp*                           5,779,360
     46,000 Leap Wireless International Inc*                           2,230,540
      4,900 NII Holdings Inc                                             304,584
      5,900 NeuStar Inc*                                                 163,725
     61,000 Telus Corp                                                 3,432,700
    112,000 Time Warner Telecom Inc*                                   2,129,120
                                                                     $21,959,229

TEXTILES --- 0.11%
     13,100 Coach Inc*                                                   450,640
                                                                        $450,640

TRANSPORTATION --- 0.07%
      6,700 Landstar System Inc                                          286,090
                                                                        $286,090

UTILITIES --- 0.42%
     25,000 AES Corp*                                                    509,750
     28,000 SunPower Corp*                                               776,720
     30,000 VeraSun Energy Corp*                                         481,500
                                                                      $1,767,970

WATER --- 0.03%
      6,000 Nalco Holding Co*                                            111,120
                                                                        $111,120

TOTAL COMMON STOCK --- 96.62%                                       $408,534,658
(Cost $327,011,706)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

 11,500,000 Farmer Mac                                                11,496,965
                  4.820%, October 2, 2006
  2,786,000 Federal Home Loan Bank                                     2,785,303
                  4.560%, October 2, 2006


TOTAL SHORT-TERM INVESTMENTS --- 3.38%                               $14,282,268
(Cost $14,282,268)

TOTAL MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO --- 100%          $422,816,926
(Cost $341,293,974)

Legend
* Non-income Producing Security
ADR - American Depository Receipt

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

Foreign securities are valued at the closing price on the security's primary exchange. If the closing price is not available, the current bid will be used. Foreign equity securities are also subject to a fair value pricing review daily (see below). Foreign exchange rates are valued utilizing the New York closing rates.

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio's net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

At September 30, 2006, the U.S. Federal income tax cost basis was $345,772,944. The Maxim T. Rowe Price MidCap Growth Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $91,802,389 and gross depreciation of securities in which there was an excess of tax cost over value of $14,758,407, resulting in net appreciation of $77,043,982.

MAXIM SERIES FUND, INC.

MAXIM TRUSCO SMALL-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006
UNAUDITED


COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 0.77%
      8,817 Ceradyne Inc ^^*                                             362,291
     20,400 MTC Technologies Inc*                                        490,416
                                                                        $852,707

AGRICULTURE --- 0.61%
     13,800 Bodisen Biotech Inc ^^*                                      123,372
     17,100 Corn Products International Inc                              556,434
                                                                        $679,806

AIRLINES --- 0.33%
     14,350 AirTran Holdings Inc ^^*                                     142,352
      5,900 Alaska Air Group Inc*                                        224,436
                                                                        $366,788

BANKS --- 2.43%
     21,700 Corus Bankshares Inc ^^                                      485,212
     17,450 First BanCorp                                                192,997
      2,850 First Citizens Bancshares Inc Class A                        544,635
      4,956 Hanmi Financial Corp                                          97,138
     12,626 PrivateBancorp Inc ^^                                        577,261
      8,500 Smithtown Bancorp Inc ^^                                     229,415
     17,770 United Community Banks Inc ^^                                533,989
                                                                      $2,660,647

BIOTECHNOLOGY --- 4.34%
     35,650 Arena Pharmaceuticals Inc ^^*                                427,087
     34,800 BioMarin Pharmaceutical Inc*                                 495,204
      6,800 Digene Corp*                                                 293,420
     26,900 Genomic Health Inc ^^*                                       388,974
     47,200 Human Genome Sciences Inc ^^*                                544,688
     14,700 Illumina Inc*                                                485,688
     28,000 LifeCell Corp ^^*                                            902,160
     23,650 Meridian Bioscience Inc ^^                                   556,012
     34,550 PDL BioPharma Inc ^^*                                        663,360
                                                                      $4,756,593

BROADCAST/MEDIA --- 0.77%
     22,100 General Cable Corp*                                          844,441
                                                                        $844,441

BUILDING MATERIALS --- 1.84%
     12,500 Eagle Materials Inc                                          421,000
     11,400 Genlyte Group Inc*                                           811,680
     13,952 Griffon Corp*                                                333,034
     16,632 Simpson Manufacturing Co Inc ^^                              449,563
                                                                      $2,015,277

CHEMICALS --- 1.10%
     12,500 Albemarle Corp                                               679,125
     63,700 PolyOne Corp*                                                530,621
                                                                      $1,209,746

COMMUNICATIONS - EQUIPMENT --- 2.47%
     43,094 Arris Group Inc*                                             493,857
     18,300 Avocent Corp*                                                551,196
     19,946 CommScope Inc*                                               655,426
     47,400 Ditech Networks Inc*                                         365,454
     20,100 Merix Corp ^^*                                               193,161
     19,189 Radyne Corp*                                                 234,873
     23,870 Tollgrade Communications Inc*                                213,637
                                                                      $2,707,604

COMPUTER HARDWARE & SYSTEMS --- 0.49%
      2,800 Avid Technology Inc ^^*                                      101,976
     22,600 Xyratex Ltd ^^*                                              430,756
                                                                        $532,732

COMPUTER SOFTWARE & SERVICES --- 12.40%
     48,900 24/7 Real Media Inc ^^*                                      417,606
    104,317 @Road Inc*                                                   609,211
     12,650 ANSYS Inc*                                                   558,877
     79,487 Actuate Corp*                                                351,333
     28,400 Allscripts Healthcare Solutions Inc ^^*                      637,580
    112,350 Art Technology Group Inc*                                    287,616
     37,616 Aspen Technology Inc ^^*                                     410,767
     33,100 Atheros Communications Inc ^^*                               600,103
      7,100 Bankrate Inc ^^*                                             188,576
     18,100 Blackbaud Inc                                                398,019
        337 CryptoLogic Inc                                                7,427
     16,675 Hyperion Solutions Corp                                      574,954
     21,450 Infocrossing Inc ^^*                                         287,645
     65,200 LivePerson Inc*                                              350,124
     33,200 Mentor Graphics Corp ^^*                                     467,456
     42,779 Nuance Communications Inc*                                   349,504
     33,700 Omnicell Inc*                                                602,893
     34,150 Per-Se Technologies Inc ^^*                                  777,937
     15,300 Perficient Inc ^^*                                           239,904
     35,500 Phase Forward Inc ^^*                                        423,870
     13,200 Priceline.com Inc ^^*                                        485,628
     13,700 Quality Systems Inc                                          531,423
     19,800 RADVision Ltd*                                               326,700
     40,440 Radiant Systems Inc*                                         488,515
     40,500 SonicWALL Inc*                                               442,260
     64,300 Stellent Inc ^^                                              697,012
     20,569 Transaction Systems Architects Inc Class A*                  705,928
     11,512 Ultimate Software Group Inc*                                 270,877
     23,200 VASCO Data Security International Inc*                       240,352
     38,104 ValueClick Inc*                                              706,448
         50 Vignette Corp*                                                   677
     20,800 webMethods Inc*                                              159,120
                                                                     $13,596,342

CONTAINERS --- 0.20%
     12,729 Myers Industries Inc                                         216,393
                                                                        $216,393

COSMETICS & PERSONAL CARE --- 0.58%
     21,900 NBTY Inc*                                                    641,013
                                                                        $641,013

DISTRIBUTORS --- 0.19%
      9,000 Central European Distribution Corp ^^                        210,690
                                                                        $210,690

ELECTRONIC INSTRUMENTS & EQUIP --- 9.30%
     14,900 Acuity Brands Inc                                            676,460
     52,264 Aeroflex Inc*                                                537,274
     27,800 Agilysys Inc                                                 390,312
     24,800 Benchmark Electronics Inc                                    666,624
     36,862 Comtech Group Inc ^^*                                        551,824
     24,600 Electro Scientific Industries Inc*                           506,760
      7,200 Encore Wire Corp ^^*                                         254,088
     30,700 Ituran Location & Control Ltd                                440,545
     13,900 Littelfuse Inc*                                              482,330
     24,310 Orbotech Ltd ^^*                                             576,147
      8,879 Park Electrochemical Corp                                    281,287
     20,300 Paxar Corp*                                                  405,594
     68,030 Power-One Inc ^^*                                            492,537
     25,500 Quest Software Inc*                                          364,140
     11,100 Rofin-Sinar Technologies Inc*                                674,547
     11,400 Rogers Corp*                                                 703,950
     21,439 Technitrol Inc                                               639,954
        400 Thoratec Laboratories Corp*                                    6,244
     19,650 Trimble Navigation Ltd*                                      925,122
     18,500 Woodward Governor Co                                         620,490
                                                                     $10,196,229

ELECTRONICS - SEMICONDUCTOR --- 5.83%
     33,800 ASM International NV ^^*                                     613,132
     57,500 Atmel Corp*                                                  347,300
     19,200 BTU International Inc ^^*                                    230,976
     60,174 Cirrus Logic Inc*                                            438,668
     14,099 Cymer Inc*                                                   619,087
     40,850 Cypress Semiconductor Corp ^^*                               725,905
      6,800 Diodes Inc                                                   293,556
     18,150 FEI Co ^^*                                                   383,147
     14,100 Hittite Microwave Corp*                                      627,450
     20,150 Integrated Device Technology Inc*                            323,609
     55,100 Lattice Semiconductor Corp*                                  375,782
     38,800 Microtune Inc*                                               188,568
      8,930 Netlogic Microsystems Inc ^^*                                226,554
      7,300 Tessera Technologies Inc*                                    253,894
     78,200 TriQuint Semiconductor Inc ^^*                               406,640
      9,300 Varian Semiconductor Equipment Associates Inc                341,310
                                                                      $6,395,578

ENGINEERING & CONSTRUCTION --- 1.23%
      7,660 EMCOR Group Inc                                              420,074
      1,456 ESCO Technologies Inc*                                        67,034
      9,100 Granite Construction Inc ^^                                  485,485
     15,699 Insituform Technologies Inc Class A ^^*                      381,172
                                                                      $1,353,765

FINANCIAL SERVICES --- 1.59%
     14,400 BankUnited Financial Corp                                    375,408
     17,300 CompuCredit Corp ^^*                                         522,633
      2,569 Encore Capital Group Inc ^^*                                  33,346
      8,500 Heartland Payment Systems Inc ^^                             221,000
     12,500 International Securities Exchange Holdings Inc*              586,125
                                                                      $1,738,512

FOOD & BEVERAGES --- 0.25%
     18,400 M & F Worldwide Corp*                                        270,480
                                                                        $270,480

GOLD, METALS & MINING --- 1.45%
     24,211 AMCOL International Corp ^^                                  603,096
      5,100 Carpenter Technology Corp                                    548,301
     19,935 Gibraltar Industries Inc                                     442,158
                                                                      $1,593,555

HEALTH CARE RELATED --- 3.27%
     12,400 Amedisys Inc ^^*                                             491,908
     12,700 Conor Medsystems Inc ^^*                                     299,339
     10,600 Healthways Inc ^^*                                           472,760
     20,100 LHC Group Inc ^^*                                            448,632
     16,200 Palomar Medical Technologies Inc ^^*                         683,640
     16,500 Psychiatric Solutions Inc                                    562,485
     31,000 Res-Care Inc*                                                622,790
                                                                      $3,581,554

HOMEBUILDING --- 0.13%
      4,362 Cavco Industries Inc ^^*                                     137,447
                                                                        $137,447

HOUSEHOLD GOODS --- 0.80%
      9,900 American Woodmark Corp ^^                                    333,531
     27,900 Kimball International Inc Class B                            538,470
                                                                        $872,001

INSURANCE RELATED --- 3.19%
     16,200 FPIC Insurance Group Inc*                                    641,682
     12,700 Hanover Insurance Group Inc                                  566,801
     19,134 Harleysville Group Inc                                       669,499
      6,300 Safety Insurance Group Inc                                   306,558
     12,100 Triad Guaranty Inc*                                          619,157
     17,290 Zenith National Insurance Corp                               689,698
                                                                      $3,493,395

LEISURE & ENTERTAINMENT --- 0.73%
      8,700 Pool Corp                                                    334,950
     16,100 WMS Industries Inc ^^*                                       470,281
                                                                        $805,231

MACHINERY --- 2.17%
      8,600 Albany International Corp Class A                            273,652
      8,372 Columbus McKinnon Corp*                                      150,947
     17,086 Gardner Denver Inc                                           565,205
     15,750 Toro Co                                                      664,178
      5,100 TurboChef Technologies Inc ^^*                                70,890
     24,200 Wabtec Corp                                                  656,546
                                                                      $2,381,418

MANUFACTURING --- 3.49%
      3,509 Ameron International Inc                                     233,138
     32,492 Barnes Group Inc                                             570,560
     60,349 Flow International Corp ^^*                                  782,727
     14,100 Matthews International Corp Class A                          519,021
     14,150 Mueller Industries Inc                                       497,656
     15,900 NCI Building Systems Inc ^^*                                 924,896
     28,450 Ultralife Batteries Inc ^^*                                  296,165
                                                                      $3,824,163

MEDICAL PRODUCTS --- 5.58%
      9,900 Adeza Biomedical Corp*                                       162,459
     31,470 Aspect Medical Systems Inc ^^*                               537,193
     19,400 Conceptus Inc ^^*                                            343,186
     11,700 Gen-Probe Inc*                                               548,613
     18,953 Hologic Inc                                                  824,835
      6,850 ICU Medical Inc*                                             311,538
     13,600 Immucor Inc                                                  304,776
     26,400 Neurometrix Inc ^^*                                          501,864
     12,700 Nighthawk Radiology Holdings Inc*                            242,951
     11,300 NuVasive Inc*                                                227,243
     30,700 PSS World Medical Inc ^^*                                    613,693
      8,787 SurModics Inc ^^*                                            308,599
     13,100 Ventana  Medical Systems Inc*                                534,873
     16,800 West Pharmaceutical Services Inc                             659,736
                                                                      $6,121,559

MISCELLANEOUS --- 0.25%
      7,600 Speedway Motorsports Inc ^^*                                 276,716
                                                                        $276,716

OFFICE EQUIPMENT & SUPPLIES --- 0.53%
     16,500 Brady Corp Class A                                           580,140
                                                                        $580,140

OIL & GAS --- 6.06%
     26,200 Allis-Chalmers Energy Inc ^^*                                383,568
      8,500 Core Laboratories NV*                                        542,300
      5,400 Dril-Quip Inc ^^                                             365,472
      8,500 Exploration Co of Delaware Inc ^^*                            81,345
     28,100 Global Industries Ltd*                                       437,236
      9,800 Goodrich Petroleum Corp ^^*                                  295,176
     73,400 Grey Wolf Inc ^^*                                            490,312
     11,600 Gulf Island Fabrication Inc ^^*                              302,644
     26,200 Hanover Compressor Co*                                       477,364
     14,280 Helix Energy Solutions Group Inc                             476,952
     13,700 Hornbeck Offshore Services Inc*                              458,950
      3,300 Lufkin Industries Inc                                        174,636
     12,700 Oceaneering International Inc                                391,160
     24,600 RPC Inc ^^                                                   450,672
      9,108 Sunoco Logistics Partners LP                                 407,674
     13,400 Superior Energy Services Inc*                                351,884
     12,200 TETRA Technologies Inc                                       294,752
      6,297 W-H Energy Services Inc*                                     261,137
                                                                      $6,643,234

PAPER & FOREST PRODUCTS --- 0.26%
     20,800 PH Glatfelter Co ^^                                          281,840
                                                                        $281,840

PERSONAL LOANS --- 0.49%
     13,800 Cash America International Inc                               539,304
                                                                        $539,304

PHARMACEUTICALS --- 1.69%
     21,100 HealthExtras Inc*                                            597,341
      4,786 Hi-Tech Pharmacal Co                                          60,495
      9,500 Medicis Pharmaceutical Corp Class A ^^                       307,325
      9,200 New River Pharmaceuticals Inc ^^*                            236,716
     17,400 OSI Pharmaceuticals Inc ^^*                                  653,022
                                                                      $1,854,899

RAILROADS --- 0.82%
     17,700 Genesee & Wyoming Inc                                        410,994
     18,000 Kansas City Southern ^^*                                     491,580
                                                                        $902,574

REAL ESTATE --- 0.99%
     25,400 FelCor Lodging Trust Inc REIT                                509,270
     19,500 Sunstone Hotel Investors Inc REIT ^^                         579,540
                                                                      $1,088,810

RESTAURANTS --- 2.15%
     12,600 CBRL Group Inc ^^                                            509,418
     10,000 Panera Bread Co Class A ^^*                                  582,500
      7,600 Papa John's International Inc                                274,436
      8,438 Red Robin Gourmet Burgers Inc*                               389,076
     18,000 Ruth's Chris Steak House Inc*                                338,760
     11,900 Sonic Corp                                                   269,059
                                                                      $2,363,249

RETAIL --- 8.57%
     21,270 Aaron Rents Inc                                              488,785
     19,000 Aeropostale Inc*                                             555,370
     33,300 BEBE Stores Inc ^^                                           825,174
     33,800 Casual Male Retail Group Inc*                                464,074
     13,000 Charlotte Russe Holding Inc*                                 358,020
      5,800 Children's Place*                                            371,374
     20,900 Christopher & Banks Corp                                     616,132
     24,100 Coldwater Creek Inc                                          693,116
     24,050 Conn's Inc ^^*                                               501,924
     16,800 DSW Inc ^^*                                                  529,200
     12,400 Dicks Sporting Goods Inc ^^*                                 564,448
     10,360 Dress Barn Inc                                               226,055
      8,500 EZCORP Inc ^^*                                               328,780
      8,830 J Crew Group Inc ^^*                                         265,518
     13,437 Jos A Bank Clothiers Inc ^^                                  402,573
     10,000 Movado Group Inc                                             254,200
      6,200 Pantry Inc*                                                  349,494
      7,380 Tween Brands Inc*                                            277,488
     15,213 Under Armour Inc ^^*                                         608,824
     18,094 Wild Oats Markets Inc ^^*                                    292,580
     15,600 Zumiez Inc ^^                                                421,200
                                                                      $9,394,329

SHOES --- 1.18%
     11,000 Crocs Inc ^^*                                                373,450
     11,449 Steven Madden Ltd                                            449,259
     33,800 Stride Rite Corp                                             471,848
                                                                      $1,294,557

SPECIALIZED SERVICES --- 4.27%
     16,900 Barrett Business Services Inc*                               362,843
     72,100 CBIZ Inc ^^*                                                 526,330
     30,150 Copart Inc ^^*                                               849,929
     12,500 Forrester Research Inc*                                      328,875
     15,500 Kendle International Inc*                                    496,310
     14,600 Mobile Mini Inc ^^                                           414,786
     13,400 Portfolio Recovery Associates Inc ^^*                        587,858
      9,499 Providence Service Corp ^^*                                  262,077
      5,580 Steiner Leisure Ltd*                                         234,639
     44,526 SumTotal Systems Inc*                                        331,719
     12,100 eFunds Corp*                                                 292,578
                                                                      $4,687,944

TELEPHONE & TELECOMMUNICATIONS --- 1.49%
     46,600 ANADIGICS Inc ^^*                                            333,656
     20,000 Anaren Inc*                                                  421,400
     21,800 NICE Systems Ltd sponsored ADR                               603,206
     14,600 Time Warner Telecom Inc*                                     277,546
                                                                      $1,635,808

TEXTILES --- 0.73%
     16,800 Carter's Inc                                                 443,352
      8,450 Phillips-Van Heusen Corp                                     352,957
                                                                        $796,309

TRANSPORTATION --- 1.81%
     14,100 GulfMark Offshore Inc*                                       448,944
     18,024 Hub Group Inc                                                410,587
     12,900 Kirby Corp                                                   404,157
     12,725 Marten Transport Ltd ^^                                      217,470
     16,700 Old Dominion Freight Line Inc                                501,501
                                                                      $1,982,659

TOTAL COMMON STOCK --- 98.82%                                       $108,378,038
(Cost $104,119,605)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

  1,296,000 Federal Home Loan Bank                                     1,295,676
                  4.560%, October 2, 2006

TOTAL SHORT-TERM INVESTMENTS --- 1.2%                                 $1,295,676
(Cost $1,295,676)

TOTAL MAXIM TRUSCO SMALL-CAP GROWTH PORTFOLIO --- 100%              $109,673,714
(Cost $105,415,281)

Legend
* Non-income Producing Security
ADR - American Depository Receipt
REIT - Real Estate Investment Trust
^^ A portion or all of the security is on loan at September 30, 2006.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

Foreign securities are valued at the closing price on the security's primary exchange. If the closing price is not available, the current bid will be used. Foreign equity securities are also subject to a fair value pricing review daily (see below). Foreign exchange rates are valued utilizing the New York closing rates.

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio's net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

At September 30, 2006, the U.S. Federal income tax cost basis was $105,909,839. The Maxim Trusco Small-Cap Growth Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $8,661,995 and gross depreciation of securities in which there was an excess of tax cost over value of $4,898,120, resulting in net appreciation of $3,763,875.

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006
UNAUDITED

BONDS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 0.16%
    250,000 United Technologies Corp                                     244,160
            Notes
            4.375% May 1, 2010
                                                                        $244,160

AGENCY --- 43.73%
     23,686 Fannie Mae                                                    24,203
            8.000% December 1, 2012
     88,316 Fannie Mae                                                    88,665
            6.500% November 1, 2009
    473,891 Fannie Mae                                                   482,036
            6.000% July 1, 2017
    586,159 Fannie Mae                                                   600,400
            6.500% June 1, 2032
    466,427 Fannie Mae                                                   468,697
            6.000% November 1, 2035
  4,143,838 Fannie Mae                                                 4,099,162
            5.500% March 1, 2034
    753,119 Fannie Mae                                                   726,224
            5.000% December 1, 2033
  1,379,726 Fannie Mae                                                 1,363,402
            5.500% January 1, 2034
    144,313 Fannie Mae                                                   152,039
            8.000% November 1, 2022
     15,314 Fannie Mae                                                    15,339
            7.000% December 1, 2007
    969,808 Fannie Mae                                                   950,714
            5.500% April 1, 2036
    164,870 Fannie Mae                                                   168,011
            7.000% May 1, 2011
    751,986 Fannie Mae                                                   756,098
            6.000% December 1, 2035
    617,897 Fannie Mae                                                   624,242
            6.000% January 1, 2029
  1,411,919 Fannie Mae                                                 1,391,181
            5.000% June 1, 2018
     10,235 Fannie Mae                                                    10,458
            8.000% June 1, 2012
    703,231 Fannie Mae                                                   696,309
            5.500% May 1, 2033
  1,561,644 Fannie Mae                                                 1,543,344
            5.500% February 1, 2035
    192,479 Fannie Mae                                                   196,462
            6.500% December 1, 2013

    790,476 Fannie Mae                                                   748,110
            4.000% April 1, 2019
  4,459,881 Fannie Mae                                                 4,300,973
            5.000% May 1, 2034
    863,148 Fannie Mae                                                   808,864
            4.500% December 1, 2034
    659,260 Fannie Mae                                                   663,277
            6.000% February 1, 2035
  3,719,804 Fannie Mae                                                 3,580,311
            5.000% September 1, 2035
    925,820 Fannie Mae                                                   890,191
            5.000% July 1, 2035
  1,022,550 Fannie Mae                                                 1,028,302
            6.000% October 1, 2035
    481,154 Fannie Mae                                                   497,506
            7.000% July 1, 2032
  2,383,596 Fannie Mae                                                 2,401,180
            6.000% January 1, 2033
    600,000 Fannie Mae **                                                581,614
            3.250% August 15, 2008
  1,000,000 Fannie Mae **                                              1,009,298
            5.750% February 15, 2008
  1,200,000 Fannie Mae **                                              1,218,460
            6.000% May 15, 2008
  1,600,000 Fannie Mae **                                              1,588,149
            4.250% July 15, 2007
    400,000 Fannie Mae **                                                418,614
            6.625% September 15, 2009
    600,000 Fannie Mae **                                                626,794
            6.000% May 15, 2011
    600,000 Fannie Mae ** ^^                                             599,830
            5.250% April 15, 2007
    500,000 Fannie Mae ** ^^                                             537,206
            7.125% June 15, 2010
    600,000 Fannie Mae ** ^^                                             603,795
            5.250% January 15, 2009
    600,000 Fannie Mae ** ^^                                             642,179
            7.250% January 15, 2010
    500,000 Federal Home Loan Bank **                                    514,440
            5.375% May 18, 2016
    300,000 Federal Home Loan Bank ** ^^                                 305,219
            5.250% June 18, 2014
     16,970 Freddie Mac                                                   17,588
            7.500% August 1, 2030
    795,573 Freddie Mac                                                  797,139
            5.500% February 1, 2018
    824,045 Freddie Mac                                                  825,332
            5.500% May 1, 2018
  1,153,382 Freddie Mac                                                1,114,103
            4.500% March 1, 2019
    863,148 Freddie Mac                                                  831,813
            4.500% August 1, 2020
    119,424 Freddie Mac                                                  124,197
            7.500% May 1, 2027
  1,503,707 Freddie Mac                                                1,544,589
            6.500% November 1, 2032
    376,477 Freddie Mac                                                  363,223
            4.500% August 1, 2019
    934,096 Freddie Mac                                                  917,927
            5.000% December 1, 2020
    483,017 Freddie Mac                                                  474,656
            5.000% May 1, 2021
    718,461 Freddie Mac                                                  677,289
            4.000% January 1, 2021
  1,304,971 Freddie Mac                                                1,291,106
            5.500% February 1, 2035
    700,897 Freddie Mac                                                  676,804
            5.000% July 1, 2034
    488,339 Freddie Mac                                                  490,896
            6.000% June 1, 2036
    357,613 Freddie Mac                                                  360,518
            6.000% December 1, 2033
  1,115,145 Freddie Mac                                                1,077,800
            4.500% March 1, 2018
    898,456 Freddie Mac                                                  884,558
            5.000% August 1, 2018
  1,414,145 Freddie Mac                                                1,398,614
            5.500% June 1, 2033
    195,185 Freddie Mac                                                  200,034
            6.500% April 1, 2029
    600,000 Freddie Mac **                                               732,624
            6.750% March 15, 2031
    600,000 Freddie Mac **                                               598,827
            4.875% March 15, 2007
    400,000 Freddie Mac **                                               390,436
            4.500% January 15, 2013
    900,000 Freddie Mac **                                               877,531
            3.625% September 15, 2008
    500,000 Freddie Mac **                                               486,535
            4.125% July 12, 2010
    500,000 Freddie Mac **                                               485,910
            4.125% October 18, 2010
    300,000 Freddie Mac **                                               291,574
            4.500% January 15, 2014
    400,000 Freddie Mac ** ^^                                            410,091
            5.500% September 15, 2011
    200,000 Freddie Mac ** ^^                                            231,687
            6.250% July 15, 2032
    500,000 Freddie Mac ** ^^                                            504,672
            5.125% July 15, 2012
    500,000 Freddie Mac ** ^^                                            510,274
            5.250% April 18, 2016
    700,000 Freddie Mac ** ^^                                            694,996
            4.625% December 19, 2008
  1,623,211 Freddie Mac ++                                             1,608,485
            5.000% July 1, 2035
     79,061 Ginnie Mae                                                    84,529
            9.000% April 15, 2021
     44,722 Ginnie Mae                                                    46,617
            7.500% December 15, 2025
     61,237 Ginnie Mae                                                    65,537
            9.000% January 15, 2017

    125,947 Ginnie Mae                                                   130,043
            7.000% July 15, 2025
      1,912 Ginnie Mae                                                     1,931
            8.000% April 15, 2007
        343 Ginnie Mae                                                       346
            8.000% January 15, 2007
        890 Ginnie Mae                                                       893
            8.000% December 15, 2006
  2,913,426 Ginnie Mae II                                              2,884,872
            5.500% February 20, 2036
    960,611 Ginnie Mae II                                                929,297
            5.000% December 20, 2035
    500,000 Resolution Funding                                           719,813
            9.375% October 15, 2020
                                                                     $64,677,004

AGENCY MORTGAGE BACKED --- 0.68%
  1,000,000 Fannie Mae                                                 1,001,059
            Series 2004-W1 Class 1A7
            5.681% November 25, 2043
                                                                      $1,001,059

AUTOMOBILES --- 0.33%
    500,000 DaimlerChrysler NA Holding Corp                              488,255
            Company Guaranteed Notes
            4.050% June 4, 2008
                                                                        $488,255

BANKS --- 1.38%
    500,000 Bank of America Corp                                         541,138
            Subordinated Notes
            7.400% January 15, 2011
    500,000 US Bank NA                                                   524,771
            Subordinated Notes
            6.375% August 1, 2011
    500,000 Wachovia Bank NA                                             479,606
            Subordinated Notes
            4.800% November 1, 2014
    500,000 Wells Fargo & Co                                             489,606
            Senior Notes
            5.125% September 15, 2016
                                                                      $2,035,121

BROADCAST/MEDIA --- 0.36%
    500,000 Comcast Cable Communications Inc                             525,289
            Senior Notes
            6.750% January 30, 2011
                                                                        $525,289

CANADIAN - PROVINCIAL --- 0.67%
    500,000 Province of Ontario ^^                                       484,097
            Notes
            4.375% February 15, 2013

    500,000 Province of Quebec                                           508,352
            Bonds
            5.750% February 15, 2009
                                                                        $992,449
CHEMICALS --- 0.65%
  1,000,000 Dow Chemical #                                               962,595
            Pass Thru Certificates
            4.027% September 30, 2009
                                                                        $962,595

COMMERCIAL MORTGAGE BACKED --- 2.73%
  1,000,000 Bear Stearns Commercial Mortgage Securities                  992,437
            Series 2005-T20 Class A4A
            5.156% October 12, 2042
    533,660 LB-UBS Commercial Mortgage Trust                             519,991
            Series 2003-C1 Class A1
            2.720% March 15, 2027
  1,000,000 Morgan Stanley Capital I                                     995,300
            Series 2005-IQ10 Class AAB
            5.178% September 15, 2042
  1,000,000 Salomon Brothers Mortgage Securities VII                   1,042,816
            Series 2001-C1 Class A3
            6.428% December 18, 2035
    500,000 Wachovia Bank Commerical Mortgage Trust                      482,814
            Series 2004-C10 Class A4
            4.748% February 15, 2041
                                                                      $4,033,358

COMMUNICATIONS - EQUIPMENT --- 0.34%
    500,000 Motorola Inc                                                 496,161
            Notes
            4.608% November 16, 2007
                                                                        $496,161

COMPUTER HARDWARE & SYSTEMS --- 0.34%
    400,000 International Business Machines Corp                         503,192
            Debentures
            8.375% November 1, 2019
                                                                        $503,192

COMPUTER SOFTWARE & SERVICES --- 0.33%
    500,000 Oracle Corp                                                  495,224
            Notes
            5.000% January 15, 2011
                                                                        $495,224

CONGLOMERATES --- 0.68%
    500,000 General Electric Co                                          494,351
            Notes
            5.000% February 1, 2013
    500,000 Tyco International Group SA                                  517,415
            Company Guaranteed Notes
            6.000% November 15, 2013
                                                                      $1,011,766

COSMETICS & PERSONAL CARE --- 0.34%
    500,000 Avon Products Inc                                            495,893
            Senior Unsecured Notes
            5.125% January 15, 2011
                                                                        $495,893

ELECTRIC COMPANIES --- 0.99%
    500,000 Ohio Power Co                                                478,277
            Senior Notes
            4.850% January 15, 2014
    500,000 Pacific Gas & Electric Co                                    502,906
            1st Mortgage
            6.050% March 1, 2034
    500,000 Wisconsin Electric Power Co                                  490,161
            Notes
            3.500% December 1, 2007
                                                                      $1,471,344

FINANCIAL SERVICES --- 2.88%
    500,000 Bank of New York Co Inc                                      526,411
            Senior Subordinated Notes
            6.375% April 1, 2012
    500,000 CIT Group Inc                                                479,146
            Senior Notes
            3.375% April 1, 2009
    500,000 Citigroup Inc                                                487,138
            Subordinated Notes
            5.000% September 15, 2014
    500,000 Countrywide Home Loans Inc                                   484,492
            Notes
            3.250% May 21, 2008
    250,000 General Electric Capital Corp                                285,760
            Notes
            6.750% March 15, 2032
    500,000 Household Finance Corp                                       522,616
            Notes
            6.375% October 15, 2011
    500,000 JPMorgan Chase & Co                                          490,294
            Subordinated Notes
            5.125% September 15, 2014
    500,000 National Rural Utilities Cooperative Finance Corp            485,318
            Collateral Trust Bonds
            4.375% October 1, 2010
    500,000 Washington Mutual Bank                                       499,720
            Subordinated Notes
            5.500% January 15, 2013
                                                                      $4,260,895

FOOD & BEVERAGES --- 1.26%
    500,000 Anheuser-Busch Co Inc                                        518,960
            Debentures
            5.950% January 15, 2033
    322,000 General Mills Inc                                            331,587
            Global Notes
            6.000% February 15, 2012

    500,000 Kellogg Co                                                   526,085
            Notes
            6.600% April 1, 2011
    500,000 Wm Wrigley Jr Co                                             485,966
            Senior Unsecured Notes
            4.300% July 15, 2010
                                                                      $1,862,598

FOREIGN BANKS --- 0.34%
    500,000 KfW International Finance Inc                                498,782
            Global Notes
            4.750% January 24, 2007
                                                                        $498,782

FOREIGN GOVERNMENTS --- 0.56%
    300,000 Government of Italy                                          350,031
            Notes
            6.875% September 27, 2023
    500,000 Government of Italy                                          483,058
            Debentures
            4.500% January 21, 2015
                                                                        $833,089

INSURANCE RELATED --- 0.31%
    500,000 Allstate Corp                                                458,639
            Bonds
            5.350% June 1, 2033
                                                                        $458,639

INVESTMENT BANK/BROKERAGE FIRM --- 2.02%
    500,000 Bear Stearns Co Inc                                          507,169
            Notes
            5.700% November 15, 2014
    500,000 Credit Suisse First Boston USA Inc                           526,759
            Notes
            6.500% January 15, 2012
    500,000 Goldman Sachs Capital I                                      496,816
            Company Guaranteed Notes
            6.345% February 15, 2034
    500,000 Lehman Brothers Holdings Inc                                 479,637
            Notes
            4.800% March 13, 2014
    500,000 Merrill Lynch & Co Inc                                       508,300
            Notes
            6.000% February 17, 2009
    500,000 Morgan Stanley                                               475,490
            Suborinated Notes
            4.750% April 1, 2014
                                                                      $2,994,171

LEISURE & ENTERTAINMENT --- 1.08%
    500,000 Time Warner Inc                                              528,695
            Company Guaranteed Bonds
            6.875% May 1, 2012
    500,000 Viacom Inc Class B                                           538,528
            Notes
            7.700% July 30, 2010
    500,000 Walt Disney Co                                               525,161
            Notes
            6.375% March 1, 2012
                                                                      $1,592,384

MACHINERY --- 0.33%
    500,000 Dover Corp                                                   481,424
            Notes
            4.875% October 15, 2015
                                                                        $481,424

OIL & GAS --- 1.08%
    500,000 ConocoPhillips                                               511,414
            Company Guaranteed Bonds
            5.900% October 15, 2032
    500,000 Shell International Finance                                  511,942
            Company Guaranteed Notes
            5.625% June 27, 2011
    500,000 Valero Energy Corp                                           579,205
            Notes
            7.500% April 15, 2032
                                                                      $1,602,561

OTHER ASSET-BACKED --- 2.30%
  1,000,000 Bank of America Credit Card Trust                            999,248
            Series 2006-C4 Class C4
            5.550% November 15, 2011
  1,000,000 Citicorp Residential Mortgage Securities Inc               1,009,550
            Series 2006-1 Class A6
            5.836% July 25, 2036
    347,747 Comed Transitional Funding Trust                             348,029
            Series 1998-1 Class A-6
            5.630% June 25, 2009
    990,263 JP Morgan Commercial Mortgage Finance Corp                 1,048,870
            Series 2000-C9 Class A2
            7.770% October 15, 2032
                                                                      $3,405,697

PAPER & FOREST PRODUCTS --- 0.68%
    500,000 International Paper Co                                       483,419
            Notes
            5.300% April 1, 2015
    500,000 Weyerhaeuser Co                                              522,566
            Notes
            6.750% March 15, 2012
                                                                      $1,005,985

PERSONAL LOANS --- 0.34%
    500,000 American Express Credit Corp                                 498,292
            Notes
            5.000% December 2, 2010
                                                                        $498,292

RAILROADS --- 0.37%
    500,000 Union Pacific Corp                                           546,376
            Debentures
            6.625% February 1, 2029
                                                                        $546,376

REAL ESTATE --- 0.35%
    500,000 EOP Operating LP                                             512,171
            Notes
            7.750% November 15, 2007
                                                                        $512,171

RETAIL --- 1.03%
    500,000 Home Depot Inc                                               496,701
            Senior Unsecured Notes
            5.400% March 1, 2016
    500,000 Target Corp                                                  502,249
            Notes
            5.400% October 1, 2008
    500,000 Wal-Mart Stores Inc                                          523,615
            Senior Notes
            6.875% August 10, 2009
                                                                      $1,522,565

TELEPHONE & TELECOMMUNICATIONS --- 1.10%
    500,000 Deutsche Telekom International Finance BV                    610,845
            Company Guaranteed Bonds
            8.250% June 15, 2030
    500,000 Sprint Capital Corp                                          507,324
            Company Guaranteed Bonds
            6.125% November 15, 2008
    500,000 Verizon New Jersey Inc                                       505,053
            Debentures
            5.875% January 17, 2012
                                                                      $1,623,222

U.S. GOVERNMENTS --- 28.94%
  1,800,000 United States of America                                   1,773,844
            3.250% August 15, 2007
    800,000 United States of America                                     779,344
            3.625% July 15, 2009
    500,000 United States of America                                     482,188
            3.125% April 15, 2009
    300,000 United States of America                                     414,188
            8.875% February 15, 2019
  1,000,000 United States of America                                   1,022,070
            5.125% June 30, 2011
    800,000 United States of America                                     928,813
            6.250% August 15, 2023
  1,400,000 United States of America                                   1,481,211
            6.500% February 15, 2010
    500,000 United States of America ^^                                  490,781
            3.875% May 15, 2009
    500,000 United States of America ^^                                  485,196
            3.500% August 15, 2009
    500,000 United States of America ^^                                  488,145
            3.000% February 15, 2008
    800,000 United States of America ^^                                  815,406
            5.000% August 15, 2011
    500,000 United States of America ^^                                  476,992
            2.625% March 15, 2009
    500,000 United States of America ^^                                  481,758
            3.000% February 15, 2009
  1,200,000 United States of America ^^                                1,173,797
            4.250% November 15, 2013
    500,000 United States of America ^^                                  492,188
            4.000% June 15, 2009
  1,600,000 United States of America ^^                                1,581,750
            3.125% May 15, 2007
    600,000 United States of America ^^                                  719,110
            7.250% May 15, 2016
    500,000 United States of America ^^                                  659,375
            8.125% August 15, 2019
    600,000 United States of America ^^                                  837,328
            8.750% August 15, 2020
    900,000 United States of America ^^                                1,204,031
            8.000% November 15, 2021
    400,000 United States of America ^^                                  506,281
            7.250% August 15, 2022
    500,000 United States of America ^^                                  628,047
            7.125% February 15, 2023
    900,000 United States of America ^^                                1,052,648
            6.125% November 15, 2027
  1,300,000 United States of America ^^                                1,562,336
            6.250% May 15, 2030
    800,000 United States of America ^^                                  864,062
            5.375% February 15, 2031
  1,300,000 United States of America ^^                                1,245,664
            4.500% February 15, 2036
    500,000 United States of America ^^                                  506,817
            5.625% May 15, 2008
    500,000 United States of America ^^                                  483,633
            2.625% May 15, 2008
    500,000 United States of America ^^                                  487,110
            3.250% August 15, 2008
    800,000 United States of America ^^                                  783,125
            4.250% August 15, 2013
    500,000 United States of America ^^                                  498,614
            2.625% November 15, 2006
    500,000 United States of America ^^                                  487,617
            4.250% November 15, 2014
  1,000,000 United States of America ^^                                  981,133
            3.375% February 15, 2008
  1,500,000 United States of America ^^                                1,451,895
            3.625% June 15, 2010
    500,000 United States of America ^^                                  487,969
            3.875% July 15, 2010
    500,000 United States of America ^^                                  495,352
            4.125% August 15, 2008
    500,000 United States of America ^^                                  491,778
            4.125% August 15, 2010
  1,000,000 United States of America ^^                                  972,773
            4.250% August 15, 2015

    500,000 United States of America ^^                                  487,207
            3.875% September 15, 2010
    500,000 United States of America ^^                                  493,789
            4.250% October 15, 2010
  1,000,000 United States of America ^^                                  993,086
            4.250% October 31, 2007
  1,100,000 United States of America ^^                                1,093,168
            4.375% November 15, 2008
    500,000 United States of America ^^                                  498,281
            4.500% November 15, 2010
    300,000 United States of America ^^                                  297,094
            4.500% November 15, 2015
    800,000 United States of America ^^                                  794,282
            4.250% November 30, 2007
  1,000,000 United States of America ^^                                  996,250
            4.500% February 28, 2011
  1,000,000 United States of America ^^                                1,005,781
            4.875% May 15, 2009
    500,000 United States of America ^^                                  505,742
            4.875% May 31, 2011
    500,000 United States of America ^^                                  486,758
            3.375% December 15, 2008
  1,500,000 United States of America ^^                                1,442,285
            4.000% February 15, 2014
    500,000 United States of America ^^                                  518,262
            6.000% August 15, 2009
    500,000 United States of America ^^                                  520,352
            5.750% August 15, 2010
    400,000 United States of America ^^                                  405,578
            4.875% February 15, 2012
    500,000 United States of America ^^                                  489,844
            3.000% November 15, 2007
  1,000,000 United States of America ^^                                  989,570
            4.375% August 15, 2012
                                                                     $42,791,698

UTILITIES --- 0.69%
    500,000 Duke Energy Corp                                             497,070
            1st Mortgage
            5.300% October 1, 2015
    500,000 ONEOK Inc                                                    525,059
            Senior Notes
            7.125% April 15, 2011
                                                                      $1,022,129

TOTAL BONDS --- 99.37%                                              $146,945,548
(Cost $148,095,779)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

JOINT REPURCHASE AGREEMENTS

  935,000         Undivided interest of 4.4% in joint repurchase         935,000
                  agreement(Principal Amount/Value $21,295,000 with a maturity value of $21,304,228) with Merrill Lynch, 5.20%, dated 09/29/06, to be repurchased at $935,405 on 10/02/06, collateralized by U.S. Agency Mortgages, 5.0%-7.5%, 11/1/17-8/1/36, with a value of $21,721,459.

TOTAL SHORT-TERM INVESTMENTS --- 0.63%                                  $935,000
(Cost $935,000)

TOTAL MAXIM BOND INDEX PORTFOLIO --- 100%                           $147,880,548
(Cost $149,030,779)

Legend
# Securities are registered pursuant to Rule 144A and may be deemed to be restricted for resale. Aggregate cost, fair value and percentage of net assets of these restricted securities held at September 30, 2006 were $976,787, $962,595, and 0.65% respectively.
** Security is an agency note with maturity date and interest rated indicated. ++ Represents the current interest rate for variable rate security.
^^ A portion or all of the security is on loan at September 30, 2006.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio's net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

At September 30, 2006, the U.S. Federal income tax cost basis was $148,814,507. The Maxim Bond Index Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $1,100,476 and gross depreciation of securities in which there was an excess of tax cost over value of $2,034,435, resulting in net depreciation of $933,959.

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006
UNAUDITED

BONDS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 0.49%
     50,000 Alliant Techsystems Inc                                       49,250
            Senior Subordinated Notes
            6.750% April 1, 2016
     50,000 DRS Technologies Inc ^^                                       49,125
            Company Guaranteed Notes
            6.625% February 1, 2016
     50,000 L-3 Communications Corp                                       48,500
            Senior Subordinated Notes
            6.125% January 15, 2014
    438,000 Raytheon Co                                                  442,742
            Notes
            6.750% August 15, 2007
                                                                        $589,617

AGENCY --- 40.67%
  3,006,565 Fannie Mae                                                 2,962,556
            5.000% February 1, 2018
    298,186 Fannie Mae                                                   278,686
            4.500% August 1, 2035
  1,172,239 Fannie Mae                                                 1,154,934
            5.500% March 1, 2036
    998,826 Fannie Mae                                                 1,017,166
            6.500% June 1, 2036
    548,879 Fannie Mae                                                   552,928
            6.000% August 1, 2032
  3,056,371 Fannie Mae                                                 2,957,972
            4.500% June 1, 2018
  1,376,522 Fannie Mae                                                 1,354,505
            5.000% May 1, 2019
    885,680 Fannie Mae                                                   907,501
            6.500% January 1, 2031
  1,623,028 Fannie Mae                                                 1,603,517
            5.500% July 1, 2033
  3,346,499 Fannie Mae                                                 3,222,275
            5.000% December 1, 2034
  1,248,749 Fannie Mae                                                 1,254,508
            6.000% February 1, 2036
  1,000,000 Fannie Mae ** ^^                                             968,299
            4.375% March 15, 2013
  3,000,000 Federal Home Loan Bank ** ^^                               2,964,660
            4.625% February 18, 2011
  3,389,850 Freddie Mac                                                3,262,022
            5.000% December 1, 2035
  1,090,129 Freddie Mac                                                1,096,118
            6.000% June 1, 2035
  3,266,140 Freddie Mac                                                3,147,392
            5.000% March 1, 2034
    337,187 Freddie Mac                                                  339,647
            6.000% November 1, 2033
  3,935,727 Freddie Mac                                                3,881,780
            5.500% August 1, 2036
    687,059 Freddie Mac                                                  642,328
            4.500% May 1, 2035
  1,479,158 Freddie Mac                                                1,423,381
            5.000% May 1, 2036
    491,975 Freddie Mac                                                  499,068
            6.000% May 1, 2021
  1,108,336 Freddie Mac                                                1,068,100
            4.500% June 1, 2020
    355,115 Freddie Mac                                                  357,066
            6.000% April 1, 2035
  2,979,412 Freddie Mac                                                2,939,705
            5.500% August 1, 2035
    479,331 Freddie Mac                                                  448,125
            4.500% November 1, 2035
    209,921 Freddie Mac                                                  213,850
            6.500% February 1, 2036
    598,205 Freddie Mac                                                  601,337
            6.000% May 1, 2036
  1,780,140 Freddie Mac                                                1,755,739
            5.500% June 1, 2036
    250,000 Freddie Mac                                                  251,309
            6.000% July 1, 2036
  1,123,129 Freddie Mac                                                1,110,794
            5.500% October 1, 2033
  2,868,348 Freddie Mac                                                2,873,994
            5.500% February 1, 2018
    297,729 Freddie Mac                                                  286,802
            4.500% July 1, 2021
    249,976 Freddie Mac                                                  240,801
            4.500% April 1, 2021
    721,665 Freddie Mac                                                  680,309
            4.000% December 1, 2020
    483,128 Freddie Mac                                                  485,658
            6.000% March 1, 2036
    495,753 Freddie Mac                                                  477,756
            4.500% June 1, 2021
                                                                     $49,282,588

AGRICULTURE --- 0.05%
     50,000 Eurofresh Inc #                                               48,750
            Senior Notes
            11.500% January 15, 2013
                                                                         $48,750

AIR FREIGHT --- 0.04%
     45,000 FedEx Corp                                                    45,289
            Company Guaranteed Notes
            5.500% August 15, 2009
                                                                         $45,289

AIRLINES --- 0.09%
    100,000 Southwest Airlines Co                                        112,584
            Debentures
            7.375% March 1, 2027
                                                                        $112,584

AUTO PARTS & EQUIPMENT --- 0.04%
     50,000 United Components Inc                                         49,500
            Senior Subordinated Notes
            9.375% June 15, 2013
                                                                         $49,500

AUTOMOBILES --- 0.39%
    275,000 DaimlerChrysler NA Holding Corp                              282,004
            Global Notes
            6.500% November 15, 2013
    200,000 DaimlerChrysler NA Holding Corp                              194,321
            Notes
            4.875% June 15, 2010
                                                                        $476,325

BANKS --- 2.59%
    200,000 BB&T Corp                                                    195,568
            Subordinated Notes
            5.200% December 23, 2015
    200,000 Bank of America Corp                                         200,861
            Senior Notes
            5.375% June 15, 2014
    500,000 Marshall & Ilsley Bank                                       488,356
            Notes
            4.400% March 15, 2010
  1,000,000 PNC Funding Corp                                           1,063,202
            Unsecured Subordinated Notes
            7.500% November 1, 2009
    150,000 Popular North America Inc                                    150,510
            Company Guaranteed Notes
            5.650% April 15, 2009
    700,000 Wachovia Bank NA                                             671,448
            Subordinated Notes
            4.800% November 1, 2014
    350,000 Wells Fargo Bank                                             367,558
            Subordinated Notes
            6.450% February 1, 2011
                                                                      $3,137,503

BROADCAST/MEDIA --- 0.83%
    500,000 Comcast Cable Communications Inc                             539,063
            Senior Notes
            7.125% June 15, 2013
    250,000 Cox Communications Inc                                       266,431
            Notes
            7.125% October 1, 2012
     50,000 DirecTV                                                       47,000
            Senior Notes
            6.375% June 15, 2015

     50,000 Rainbow National Services LLC #                               56,500
            Senior Subordinated Debentures
            10.375% September 1, 2014
     50,000 Videotron                                                     47,375
            Notes
            6.375% December 15, 2015
     50,000 XM Satellite Radio Inc # ^^                                   48,000
            Senior Notes
            9.750% May 1, 2014
                                                                      $1,004,369

BUILDING MATERIALS --- 0.12%
     50,000 Interline Brands Inc                                          50,625
            Senior Subordinated Notes
            8.125% June 15, 2014
     50,000 Panolam Industries International Inc #                        50,500
            Senior Subordinated Notes
            10.750% October 1, 2013
     50,000 Texas Industries Inc                                          50,000
            Senior Notes
            7.250% July 15, 2013
                                                                        $151,125

CANADIAN - PROVINCIAL --- 1.73%
  2,000,000 Hydro-Quebec                                               2,093,978
            Notes
            6.300% May 11, 2011
                                                                      $2,093,978

CHEMICALS --- 0.11%
     28,000 Lyondell Chemical Co                                          28,805
            Company Guaranteed Notes
            9.500% December 15, 2008
     50,000 Nalco Co ^^                                                   52,125
            Senior Subordinated Notes
            8.875% November 15, 2013
     50,000 PQ Corp                                                       47,500
            Company Guaranteed Notes
            7.500% February 15, 2013
                                                                        $128,430

COLLATERALIZED BOND OBLIGATION --- 1.13%
  1,381,402 Wells Fargo Mortgage Backed Securities Trust               1,367,588
            Series 2003-18 Class A1
            5.500% December 25, 2033
                                                                      $1,367,588

COMMERCIAL MORTGAGE BACKED --- 2.68%
    450,000 CS First Boston Mortgage Securities Corp                     450,359
            Series 2005-C6 Class A2FX
            5.207% December 15, 2040
  1,200,000 Credit Suisse Mortgage Capital Certificate                 1,210,481
            Series 2006-C4 Class AAB
            5.439% September 15, 2039
    636,499 Morgan Stanley Capital I                                     615,987
            Series 2004-T13 Class A1
            2.850% September 13, 2045
  1,000,000 Washington Mutual                                            974,947
            Series 2003-AR5 Class A6
            3.695% June 25, 2033
                                                                      $3,251,774

COMMUNICATIONS - EQUIPMENT --- 0.23%
    275,000 Cisco Systems Inc                                            276,157
            Notes
            5.250% February 22, 2011
                                                                        $276,157

COMPUTER HARDWARE & SYSTEMS --- 0.07%
     50,000 Activant Solutions Inc #                                      46,250
            Senior Subordinated Notes
            9.500% May 1, 2016
     32,000 SMART Modular Technologies Inc ++                             33,920
            Senior Notes
            9.710% April 1, 2012
                                                                         $80,170

COMPUTER SOFTWARE & SERVICES --- 0.54%
    500,000 Oracle Corp                                                  495,224
            Notes
            5.000% January 15, 2011
     50,000 SERENA Software Inc                                           52,375
            Senior Subordinated Notes
            10.375% March 15, 2016
     50,000 SS&C Technologies Inc                                         52,625
            Senior Subordinated Notes
            11.750% December 1, 2013
     50,000 SunGard Data Systems Inc                                      51,750
            Senior Unsecured Notes
            9.125% August 15, 2013
                                                                        $651,974

CONGLOMERATES --- 0.16%
    200,000 General Electric Co                                          197,740
            Notes
            5.000% February 1, 2013
                                                                        $197,740

CONTAINERS --- 0.17%
     50,000 Ball Corp                                                     49,125
            Company Guaranteed Notes
            6.625% March 15, 2018
     50,000 Crown Americas Inc                                            50,625
            Senior Notes
            7.750% November 15, 2015
     50,000 Graphic Packaging International Corp                          51,125
            Senior Subordinated Notes
            9.500% August 15, 2013

     50,000 Plastipak Holdings Inc #                                      50,500
            Senior Notes
            8.500% December 15, 2015
                                                                        $201,375

COSMETICS & PERSONAL CARE --- 0.04%
     50,000 Playtex Products Inc                                          52,250
            Company Guaranteed Notes
            9.375% June 1, 2011
                                                                         $52,250

DISTRIBUTORS --- 0.12%
     50,000 Baker & Taylor Inc #                                          49,250
            Secured Notes
            11.500% July 1, 2013
     50,000 Nebraska Book Co                                              46,875
            Senior Subordinated Notes
            8.625% March 15, 2012
     50,000 SGS International Inc                                         50,500
            Senior Subordinated Notes
            12.000% December 15, 2013
                                                                        $146,625

ELECTRIC COMPANIES --- 0.97%
     50,000 Edison Mission Energy                                         51,375
            Senior Notes
            7.730% June 15, 2009
     50,000 Inergy LP/Inergy Finance Corp                                 47,875
            Senior Notes
            6.875% December 15, 2014
     50,000 NorthWestern Corp                                             49,185
            Secured Bonds
            5.875% November 1, 2014
     50,000 PSE&G Energy Holdings LLC                                     54,625
            Senior Notes
            10.000% October 1, 2009
    250,000 PSE&G Power LLC                                              271,251
            Company Guaranteed Bonds
            7.750% April 15, 2011
    200,000 PSI Energy Inc                                               204,646
            Senior Unsecured Bonds
            6.050% June 15, 2016
    170,000 Scottish Power PLC                                           167,202
            Notes
            4.910% March 15, 2010
     50,000 Sierra Pacific Resources                                      50,021
            Senior Notes
            6.750% August 15, 2017
    300,000 Westar Energy Inc                                            285,001
            1st Mortgage
            5.875% July 15, 2036
                                                                      $1,181,181

ELECTRONICS - SEMICONDUCTOR --- 0.04%
     50,000 Freescale Semiconductor Inc                                   53,625
            Senior Notes
            7.125% July 15, 2014
                                                                         $53,625

FINANCIAL SERVICES --- 3.12%
     50,000 ALH Finance LLC ^^                                            48,875
            Senior Subordinated Notes
            8.500% January 15, 2013
    200,000 American General Finance Corp                                189,562
            Notes
            4.000% March 15, 2011
     50,000 BCP Crystal US Holdings Corp                                  54,250
            Senior Subordinated Notes
            9.625% June 15, 2014
  1,000,000 Boeing Capital Corp                                        1,060,390
            Notes
            6.500% February 15, 2012
    200,000 Citigroup Inc                                                199,866
            Notes
            5.125% February 14, 2011
    550,000 Citigroup Inc                                                538,244
            Notes
            3.500% February 1, 2008
     75,000 Ford Motor Credit Co                                          70,731
            Senior Notes
            7.250% October 25, 2011
    600,000 General Electric Capital Corp                                576,688
            Notes
            3.750% December 15, 2009
     50,000 General Motors Acceptance Corp                                49,735
            Notes
            6.875% September 15, 2011
     50,000 General Motors Acceptance Corp                                52,279
            Bonds
            8.000% November 1, 2031
    200,000 HSBC Finance Capital Trust IX ++                             199,954
            Company Guaranteed Bonds
            5.910% November 30, 2035
     50,000 Hexion US Financial Corp/Hexion Nova Scotia Finance ULC       51,000
            Secured Notes
            9.000% July 15, 2014
    200,000 International Lease Finance Corp                             197,607
            Unsecured Notes
            4.875% September 1, 2010
    500,000 ZFS Finance USA Trust I # ++                                 497,596
            Bonds
            6.180% December 15, 2065
                                                                      $3,786,777

FOOD & BEVERAGES --- 0.58%
     50,000 B&G Foods Inc                                                 51,250
            Senior Notes
            8.000% October 1, 2011

    200,000 Bottling Group LLC                                           201,321
            Senior Unsecured Notes
            5.500% April 1, 2016
     50,000 Constellation Brands Inc                                      50,563
            Company Guaranteed Notes
            7.250% September 1, 2016
     50,000 Cott Beverages Inc                                            51,000
            Company Guaranteed Bonds
            8.000% December 15, 2011
     50,000 Del Monte Corp                                                48,250
            Senior Notes
            6.750% February 15, 2015
    250,000 Kraft Foods Inc                                              247,122
            Notes
            5.250% October 1, 2013
     50,000 Michael Foods Inc                                             51,000
            Senior Subordinated Notes
            8.000% November 15, 2013
                                                                        $700,506

FOREIGN GOVERNMENTS --- 2.03%
    262,500 Government of Argentina ++                                   244,825
            Bonds
            5.589% August 3, 2012
    220,000 Government of Brazil                                         253,000
            Bonds
            8.250% January 20, 2034
    230,000 Government of Brazil                                         252,655
            Notes
            8.000% January 15, 2018
    250,000 Government of Colombia                                       253,125
            Bonds
            7.375% September 18, 2037
    250,000 Government of Mexico                                         247,000
            Notes
            5.625% January 15, 2017
    400,000 Government of Mexico                                         461,400
            Notes
            7.500% April 8, 2033
    375,000 Government of Mexico                                         369,938
            Notes
            4.625% October 8, 2008
    100,000 Government of Peru                                           122,500
            Bonds
            8.750% November 21, 2033
    240,000 Government of Philippines                                    250,500
            Bonds
            7.750% January 14, 2031
                                                                      $2,454,943

GOLD, METALS & MINING --- 1.20%
  1,000,000 BHP Finance USA Ltd                                          971,480
            Notes
            4.800% April 15, 2013

    500,000 Inco Ltd                                                     481,894
            Bonds
            5.700% October 15, 2015
                                                                      $1,453,374

HEALTH CARE RELATED --- 0.75%
    100,000 Aetna Inc                                                    101,623
            Senior Unsubordinated Notes
            5.750% June 15, 2011
     50,000 AmeriPath Inc                                                 53,000
            Company Guaranteed Notes
            10.500% April 1, 2013
     50,000 CRC Health Corp                                               52,000
            Senior Subordinated Notes
            10.750% February 1, 2016
     75,000 HCA Inc                                                       60,563
            Senior Unsecured Notes
            6.375% January 15, 2015
     50,000 National Mentor Holdings Inc #                                52,000
            Senior Subordinated Notes
            11.250% July 1, 2014
     50,000 Omnicare Inc                                                  48,563
            Senior Subordinated Notes
            6.875% December 15, 2015
    550,000 Quest Diagnostics Inc                                        537,294
            Company Guaranteed Notes
            5.450% November 1, 2015
                                                                        $905,043

HOTELS/MOTELS --- 0.04%
     50,000 MTR Gaming Group Inc #                                        50,250
            Senior Subordinated Notes
            9.000% June 1, 2012
                                                                         $50,250

HOUSEHOLD GOODS --- 0.07%
     50,000 American Greetings Corp                                       50,750
            Senior Unsecured Notes
            7.375% June 1, 2016
     50,000 Spectrum Brands Inc                                           40,000
            Company Guaranteed Notes
            7.375% February 1, 2015
                                                                         $90,750

INDEPENDENT POWER PRODUCTS --- 0.04%
     50,000 NRG Energy Inc                                                49,688
            Senior Notes
            7.375% February 1, 2016
                                                                         $49,688

INSURANCE RELATED --- 1.57%
  1,000,000 AXA                                                        1,276,693
            Unsecured Notes
            8.600% December 15, 2030
     50,000 CNA Financial Corp                                            50,700
            Unsecured Notes
            6.000% August 15, 2011
    100,000 Horace Mann Educators Corp                                   103,315
            Senior Notes
            6.850% April 15, 2016
    250,000 Pacific LifeCorp #                                           269,568
            Bonds
            6.600% September 15, 2033
    150,000 St Paul Travelers Co Inc                                     148,059
            Senior Unsecured Notes
            5.500% December 1, 2015
     50,000 Vanguard Health Holdings Co II                                48,500
            Senior Subordinated Notes
            9.000% October 1, 2014
                                                                      $1,896,835

INVESTMENT BANK/BROKERAGE FIRM --- 1.00%
    550,000 Goldman Sachs Group Inc                                      582,966
            Notes
            7.350% October 1, 2009
    100,000 Merrill Lynch & Co Inc                                       100,145
            Notes
            5.450% July 15, 2014
    550,000 Morgan Stanley                                               523,039
            Subordinated Notes
            4.750% April 1, 2014
                                                                      $1,206,150

LEISURE & ENTERTAINMENT --- 0.50%
     50,000 Mandalay Resort Group                                         53,438
            Senior Subordinated notes
            9.375% February 15, 2010
     50,000 Penn National Gaming Inc                                      48,688
            Senior Subordinated Notes
            6.750% March 1, 2015
     50,000 Royal Caribbean Cruises Ltd                                   50,497
            Senior Notes
            7.000% October 15, 2007
     50,000 San Pasqual Casino #                                          50,875
            Notes
            8.000% September 15, 2013
     50,000 Station Casinos Inc                                           48,250
            Senior Notes
            6.000% April 1, 2012
     50,000 Steinway Musical Instruments Inc #                            49,000
            Senior Notes
            7.000% March 1, 2014
     50,000 True Temper Sports Inc                                        44,750
            Company Guaranteed Notes
            8.375% September 15, 2011
    250,000 Walt Disney Co                                               254,681
            Notes
            5.700% July 15, 2011
                                                                        $600,179

MACHINERY --- 0.04%
     50,000 Nell AF SARL # ^^                                             49,625
            Senior Notes
            8.375% August 15, 2015
                                                                         $49,625

MANUFACTURING --- 0.04%
     50,000 Nutro Products Inc #                                          53,500
            Senior Subordinated Notes
            10.750% April 15, 2014
                                                                         $53,500

MEDICAL PRODUCTS --- 0.17%
     50,000 Accellent Inc                                                 52,000
            Company Guaranteed Notes
            10.500% December 1, 2013
     50,000 Fisher Scientific International Inc                           49,625
            Senior Subordinated Notes
            6.125% July 1, 2015
     50,000 Norcross Safety Products LLC                                  52,500
            Senior Subordinated Notes
            9.875% August 15, 2011
     50,000 VWR International Inc                                         50,438
            Senior Subordinated Notes
            8.000% April 15, 2014
                                                                        $204,563

MISCELLANEOUS --- 0.12%
     50,000 American Achievement Corp                                     50,500
            Senior Subordinated Notes
            8.250% April 1, 2012
     50,000 Jarden Corp                                                   52,750
            Company Guaranteed Notes
            9.750% May 1, 2012
     50,000 Stena AB                                                      47,125
            Senior Notes
            7.000% December 1, 2016
                                                                        $150,375

OFFICE EQUIPMENT & SUPPLIES --- 0.04%
     50,000 Xerox Corp                                                    50,750
            Senior Unsecured Notes
            6.750% February 1, 2017
                                                                         $50,750

OIL & GAS --- 1.82%
     50,000 Basic Energy Services Inc #                                   48,250
            Senior Notes
            7.125% April 15, 2016
    400,000 Canadian Natural Resources Ltd                               373,526
            Bonds
            5.850% February 1, 2035
     50,000 Chesapeake Energy Corp                                        47,250
            Senior Notes
            6.875% November 15, 2020

    350,000 ConocoPhillips Australia Funding Co                          354,656
            Company Guaranteed Notes
            5.500% April 15, 2013
    300,000 Consolidated Natural Gas Co                                  284,870
            Senior Notes
            5.000% December 1, 2014
    200,000 Gaz Capital for Gazprom                                      248,100
            Notes
            8.625% April 28, 2034
     50,000 Grant Prideco Inc                                             47,750
            Senior Unsecured Notes
            6.125% August 15, 2015
     50,000 Hilcorp Energy I LP/Hilcorp Finance Co # ^^                   51,625
            Senior Notes
            9.000% June 1, 2016
    250,000 Morgan Stanley Bank AG for OAO Gazprom                       295,425
            Notes
            9.625% March 1, 2013
     50,000 Pacific Energy Partners LP/Pacific Energy Finance Corp        49,250
            Senior Notes
            6.250% September 15, 2015
     50,000 Pioneer Natural Resources Co                                  49,965
            Bonds
            6.875% May 1, 2018
    250,000 Qatar Petroleum #                                            251,890
            Notes
            5.579% May 30, 2011
     50,000 Range Resources Corp                                          50,250
            Senior Subordinated Notes
            7.375% July 15, 2013
     50,000 Tennessee Gas Pipeline Co                                     57,371
            Bonds
            8.375% June 15, 2032
                                                                      $2,210,178

OTHER ASSET-BACKED --- 0.01%
     14,444 First Franklin Mortgage Loan Asset Backed Certificates ++     14,447
            Series 2003-FF5 Class A3
            5.750% March 25, 2034
                                                                         $14,447

PAPER & FOREST PRODUCTS --- 0.04%
     50,000 NewPage Corp ^^                                               51,750
            Senior Subordinated Notes
            12.000% May 1, 2013
                                                                         $51,750

PERSONAL LOANS --- 0.14%
    170,000 HSBC Finance Corp                                            167,738
            Unsecured Bonds
            4.750% April 15, 2010
                                                                        $167,738

PHARMACEUTICALS --- 0.66%
    200,000 Abbott Laboratories                                          201,720
            Notes
            5.375% May 15, 2009
    600,000 Wyeth                                                        601,136
            Notes
            5.500% February 1, 2014
                                                                        $802,856

POLLUTION CONTROL --- 0.87%
    750,000 Republic Services Inc                                        791,103
            Senior Unsecured Notes
            6.750% August 15, 2011
    250,000 Waste Management Inc                                         267,961
            Senior Notes
            7.375% August 1, 2010
                                                                      $1,059,064

PRINTING & PUBLISHING --- 0.77%
     50,000 CBD Media Inc                                                 49,250
            Company Guaranteed Notes
            8.625% June 1, 2011
    750,000 News America Holdings Inc                                    886,670
            Senior Debentures
            9.250% February 1, 2013
                                                                        $935,920

RAILROADS --- 0.97%
    200,000 Norfolk Southern Corp                                        211,408
            Senior Notes
            6.750% February 15, 2011
  1,000,000 Union Pacific Corp                                           964,033
            Senior Notes
            4.875% January 15, 2015
                                                                      $1,175,441

REAL ESTATE --- 0.88%
    750,000 EOP Operating LP                                             768,257
            Unsecured Notes
            7.750% November 15, 2007
    200,000 Health Care Property Investors Inc REIT                      200,772
            Senior Notes
            5.950% September 15, 2011
     50,000 Host Marriott LP REIT                                         48,500
            Company Guaranteed Notes
            6.375% March 15, 2015
     50,000 Ventas Realty LP REIT                                         50,875
            Senior Notes
            6.750% June 1, 2010
                                                                      $1,068,404

RETAIL --- 1.42%
     50,000 AutoNation Inc # ++                                           50,625
            Company Guaranteed Notes
            7.250% April 15, 2013
     50,000 Couche-Tard US LP/Couche-Tard Finance Corp                    50,750
            Senior Subordinated Notes
            7.500% December 15, 2013
    235,000 Home Depot Inc                                               233,449
            Senior Notes
            5.400% March 1, 2016
    750,000 Kroger Co                                                    783,498
            Senior Unsecured Notes
            7.250% June 1, 2009
    300,000 Target Corp                                                  309,281
            Notes
            5.875% March 1, 2012
    300,000 Wal-Mart Stores Inc                                          288,809
            Notes
            4.125% February 15, 2011
                                                                      $1,716,412

SPECIALIZED SERVICES --- 0.45%
     50,000 Education Management LLC #                                    51,125
            Senior Subordinated Notes
            10.250% June 1, 2016
     50,000 Hertz Corp # ^^                                               55,000
            Senior Subordinated Notes
            10.500% January 1, 2016
     50,000 Insurance Auto Auctions Inc                                   49,750
            Company Guaranteed Notes
            11.000% April 1, 2013
     50,000 Knowledge Learning Corp Inc #                                 46,750
            Company Guaranteed Notes
            7.750% February 1, 2015
     50,000 Lamar Media Corp #                                            47,938
            Senior Subordinated Notes
            6.625% August 15, 2015
     50,000 Mobile Services Group Inc #                                   51,250
            Senior Notes
            9.750% August 1, 2014
     50,000 R H Donnelley Corp                                            45,625
            Senior Discount Notes
            6.875% January 15, 2013
     50,000 Visant Corp                                                   50,250
            Company Guaranteed Notes
            7.625% October 1, 2012
     50,000 Visant Holding Corp #                                         50,313
            Senior Notes
            8.750% December 1, 2013
     50,000 WDAC Subsidiary Corp #                                        50,250
            Senior Notes
            8.375% December 1, 2014
     50,000 iPayment Holdings Inc #                                       51,000
            Senior Subordinated Notes
            9.750% May 15, 2014
                                                                        $549,251

TELEPHONE & TELECOMMUNICATIONS --- 1.43%
    540,000 AT&T Inc                                                     521,745
            Notes
            5.100% September 15, 2014
     50,000 Centennial Communications Corp                                50,625
            Senior Notes
            10.000% January 1, 2013
     50,000 Intelsat Bermuda Ltd #                                        53,125
            Senior Notes
            11.250% June 15, 2016
     50,000 Qwest Corp                                                    54,563
            Notes
            8.875% March 15, 2012
     50,000 Rogers Wireless Inc                                           49,813
            Secured Notes
            6.375% March 1, 2014
    320,000 Sprint Capital Corp                                          390,240
            Company Guaranteed Bonds
            8.750% March 15, 2032
    280,000 Telecom Italia Capital                                       270,896
            Notes
            4.875% October 1, 2010
     75,000 Telefonica Emisones SAU                                       79,150
            Company Guaranteed Notes
            7.045% June 20, 2036
    200,000 Verizon Global Funding Corp                                  214,526
            Senior Unsecured Notes
            7.250% December 1, 2010
     50,000 Windstream Corp #                                             53,500
            Senior Notes
            8.625% August 1, 2016
                                                                      $1,738,183

TOBACCO --- 0.31%
    300,000 Altria Group Inc                                             327,097
            Notes
            7.000% November 4, 2013
     50,000 Reynolds American Inc ^^ #                                    52,206
            Secured Notes
            7.750% June 1, 2018
                                                                        $379,303

U.S. GOVERNMENTS --- 24.88%
    800,000 United States of America                                     801,156
            4.875% April 30, 2008
  3,150,000 United States of America ^^                                3,118,377
            4.500% February 15, 2016
  1,000,000 United States of America ^^                                  958,203
            4.500% February 15, 2036
  7,550,000 United States of America ^^                                7,251,825
            3.875% February 15, 2013
  2,500,000 United States of America ^^                                2,453,905
            3.875% May 15, 2009
  3,000,000 United States of America ^^                                2,942,226
            4.000% April 15, 2010
  1,500,000 United States of America ^^                                1,487,579
            4.375% December 15, 2010
  2,570,000 United States of America ^^                                2,591,786
            4.750% May 15, 2014
    400,000 United States of America ^^                                  384,609
            4.000% February 15, 2014
  1,000,000 United States of America ^^                                1,019,258
            5.000% August 15, 2011
  1,670,000 United States of America ^^                                2,007,001
            6.250% May 15, 2030

  5,100,000 United States of America ^^                                5,131,278
            4.750% March 31, 2011
                                                                     $30,147,203

UTILITIES --- 0.32%
    200,000 Atmos Energy Corp                                            191,635
            Notes
            4.000% October 15, 2009
     50,000 CMS Energy Corp ^^                                            51,500
            Senior Notes
            7.500% January 15, 2009
     50,000 El Paso Energy Corp ^^                                        50,250
            Senior Notes
            6.750% May 15, 2009
     50,000 Southern Star Central Corp                                    49,125
            Notes
            6.750% March 1, 2016
     50,000 Transcontinental Gas Pipe Line Corp #                         49,438
            Senior Notes
            6.400% April 15, 2016
                                                                        $391,948

TOTAL BONDS --- 99.59%                                              $120,691,923
(Cost $121,610,227)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

    494,000 Federal Home Loan Bank                                       493,876
                  4.560%, October 2, 2006

TOTAL SHORT-TERM INVESTMENTS --- 0.41%                                  $493,876
(Cost $493,876)

TOTAL MAXIM FEDERATED BOND PORTFOLIO --- 100%                       $121,185,799
(Cost $122,104,103)

Legend
# Securities are registered pursuant to Rule 144A and may be deemed to be restricted for resale. Aggregate cost, fair value and percent of net assets of these restricted securities held at September 30, 2006 were $2,414,316, $2,436,449, and 1.99%, respectively.
** Security is an agency note with maturity date and interest rate indicated. ++ Represents the current interest rate for variable rate security.
REIT - Real Estate Investment Trust
^^ A portion or all of the security is on loan at September 30, 2006.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio's net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

At September 30, 2006, the U.S. Federal income tax cost basis was $122,398,122. The Maxim Federated Bond Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $735,831 and gross depreciation of securities in which there was an excess of tax cost over value of $1,948,154, resulting in net depreciation of $1,212,323.

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006
UNAUDITED

BONDS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

AGENCY --- 3.05%
850,000,000 Fannie Mae **                                              7,315,267
        JPY 2.125% October 9, 2007
                                                                      $7,315,267

CANADIAN - FEDERAL --- 1.84%
    700,000 Government of Canada                                         628,976
        CAD Treasury Bonds
            7.000% December 1, 2006
  4,245,000 Government of Canada ~                                     3,771,337
        CAD Zero Coupon
            3.700% November 30, 2006
                                                                      $4,400,313

CANADIAN - PROVINCIAL --- 8.85%
  5,775,000 Province of British Columbia                               5,176,188
        CAD Unsubordinated Debentures
            5.250% December 1, 2006
  4,850,000 Province of Manitoba                                       4,344,715
        CAD Debentures
            5.100% December 1, 2006
 13,065,000 Province of Ontario                                       11,654,179
        CAD Notes
            3.875% March 8, 2008
                                                                     $21,175,082

FOREIGN BANKS --- 7.89%
  5,680,000 KfW Bankengruppe                                           3,677,825
        NZD Foreign Government Guaranteed Notes
            6.375% February 17, 2015
 50,000,000 KfW Bankengruppe                                             684,590
        ISK Foreign Government Guaranteed Notes
            8.250% September 20, 2007
560,000,000 KfW Bankengruppe ++                                        4,745,790
        JPY Foreign Government Guaranteed Notes
            5.260% August 8, 2011
  9,700,000 Korea Development Bank ++                                  9,762,129
            Unsubordinated Notes
            5.670% October 20, 2009
                                                                     $18,870,334

FOREIGN GOVERNMENTS --- 57.35%
    220,000 Deutsche Bundesrepublik                                      280,551
        EUR Bonds
            3.750% July 4, 2013

  8,955,000 Government of Argentina ++                                 8,352,029
            Bonds
            5.589% August 3, 2012
  3,025,000 Government of Argentina ++                                   370,161
        EUR Notes
            8.170% December 15, 2035
 13,595,000 Government of Argentina ++                                 1,351,343
            Notes
            8.060% December 15, 2035
  9,230,000 Government of Australia                                    7,003,825
        AUD Notes
            6.000% October 14, 2015
  5,175,000 Government of Australia                                    3,865,005
        AUD Bonds
            6.000% May 1, 2012
  2,095,000 Government of Austria                                      2,869,232
        EUR Senior Unsecured Unsubordinated Notes
            4.650% January 15, 2018
  1,400,000 Government of Austria                                      2,353,571
        EUR Bonds
            6.250% July 15, 2027
    540,000 Government of Austria #                                      731,949
        EUR Senior Unsecured Unsubordinated Notes
            5.000% July 15, 2012
  1,115,000 Government of Belgium                                      1,467,579
        EUR Bonds
            4.250% September 28, 2014
    280,000 Government of Belgium                                        380,473
        EUR Bonds
            5.000% September 28, 2012
    850,000 Government of Finland                                      1,124,517
        EUR Senior Unsubordinated Bonds
            4.250% July 4, 2015
    480,000 Government of Finland                                        670,567
        EUR Bonds
            5.375% July 4, 2013
    170,000 Government of France                                         225,330
        EUR Bonds
            4.250% April 25, 2019
    390,000 Government of France                                         504,402
        EUR Bonds
            4.000% April 25, 2013
2,400,000,000 Government of Indonesia                                    273,038
        IDR Bonds
            12.000% September 15, 2026
42,850,000,000 Government of Indonesia                                 5,378,890
        IDR Bonds
            14.250% June 15, 2013
5,375,000,000 Government of Indonesia                                    679,260
        IDR Bonds
            14.275% December 15, 2013
845,000,000 Government of Indonesia                                       92,130
        IDR Bonds
            11.000% October 15, 2014
35,000,000,000 Government of Indonesia                                 3,480,648
        IDR Bonds
            9.500% June 15, 2015
34,700,000,000 Government of Indonesia                                 3,660,706
        IDR Bonds
            11.000% November 15, 2020
10,000,000,000 Government of Indonesia                                 1,100,270
        IDR Bonds
            11.500% September 15, 2019
59,450,000,000 Government of Indonesia                                 6,339,395
        IDR Bonds
            10.750% May 15, 2016
  6,835,000 Government of Iraq                                         4,476,925
            Bonds
            5.800% January 15, 2028
    290,000 Government of Ireland                                        396,463
        EUR Bonds
            5.000% April 18, 2013
  1,760,000 Government of Ireland                                      2,388,535
        EUR Bonds
            4.600% April 18, 2016
  5,000,000 Government of Italy                                        4,996,875
            Notes
            4.375% October 25, 2006
 16,160,000 Government of Malaysia                                     4,573,298
        MYR Bonds
            6.450% July 1, 2008
 23,400,000 Government of Mexico                                       2,422,583
        MXP Bonds
            10.000% December 5, 2024
  1,860,000 Government of New Zealand                                  1,254,904
        NZD Bonds
            6.500% April 15, 2013
    830,000 Government of New Zealand                                    551,582
        NZD Bonds
            6.000% April 15, 2015
 53,650,000 Government of Norway                                       8,291,180
        NOK Bonds
            6.750% January 15, 2007
 17,325,000 Government of Norway ~                                     2,636,229
        NOK Zero Coupon
            2.630% December 20, 2006
  3,720,000 Government of Norway ~                                       561,140
        NOK Zero Coupon
            2.890% March 21, 2007
 26,380,000 Government of Peru                                         9,091,399
        PEN Bonds
            8.600% August 12, 2017
  2,000,000 Government of Peru                                           652,733
        PEN Bonds
            7.840% August 12, 2020
  1,050,000 Government of Philippines                                  1,294,125
            Senior Notes
            9.500% February 2, 2030
  3,930,000 Government of Philippines                                  4,480,200
            Bonds
            8.875% March 17, 2015
  3,500,000 Government of Poland                                       1,111,911
        PLN Bonds
            5.750% September 23, 2022
  4,550,000 Government of Poland                                       1,487,838
        PLN Bonds
            8.500% May 12, 2007
    376,000 Government of Singapore                                      236,031
        SGD Bonds
            1.750% February 1, 2007
    395,000 Government of Singapore                                      247,806
        SGD Bonds
            2.625% October 1, 2007
 17,270,000 Government of Singapore                                   10,920,707
        SGD Bonds
            4.000% March 1, 2007
136,790,000 Government of Sweden                                      19,429,827
        SEK Bonds
            8.000% August 15, 2007
  5,430,000 Government of Sweden ~                                       712,992
        SEK Zero Coupon
            3.160% December 19, 2007
  3,285,000 Government of Sweden ~                                       445,792
        SEK Zero Coupon
            2.240% December 20, 2006
    350,000 Nota Do Tesouro Nacional                                   1,358,415
        BRL Notes
            10.000% January 1, 2014
    150,000 Nota Do Tesouro Nacional                                     605,896
        BRL Notes
            10.000% January 1, 2012
                                                                    $137,180,257

SUPRANATIONALS --- 0.81%
  1,300,000 Inter-American Development Bank                              825,000
        NZD Senior Unsecured Notes
            6.000% December 15, 2017
 80,000,000 Inter-American Development Bank                            1,122,271
        ISK Notes
            9.000% January 4, 2007
                                                                      $1,947,271

U.S. MUNICIPAL --- 0.84%
  2,000,000 Palm Beach County Florida                                  2,005,200
            Municipal Bonds
            5.670% June 1, 2007
                                                                      $2,005,200

TOTAL BONDS --- 80.64%                                              $192,893,724
(Cost $188,920,866)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

 37,040,000 Federal Home Loan Bank                                    37,030,224
                  4.820%, October 2, 2006
  2,075,000 Government of Canada ~                                     1,786,941
           CAD    4.110%, September 6, 2007
  4,000,000 Jersey City New Jersey                                     4,000,000
                  5.750%, September 7, 2007
  3,462,130 Middleborough Massachusetts                                3,478,471
                  5.750%, September 28, 2007
                                                                      $7,478,471

TOTAL SHORT-TERM INVESTMENTS --- 19.36%                              $46,295,636
(Cost $46,295,636)

TOTAL MAXIM GLOBAL BOND PORTFOLIO --- 100%                          $239,189,360
(Cost $235,216,502)

Legend
# Securities are registered pursuant to Rule 144A and may be deemed to be restricted for resale. Aggregate cost, fair value and percent of net assets of these restricted securities held at September 30, 2006 were $732,513, $731,949 and 0.30%, respectively.
** Security is an agency note with maturity date and interest rate indicated. ~ For zero coupon bond, the interest rate shown is the effective yield on date of purchase.
++ Represents the current interest rate for variable rate security.

ee Attached Summary of Investments by Country.

Currency Abbreviations AUD - Australian Dollars BRL - Brazilian Real CAD - Canadian Dollars EUR - Euro Dollars IDR - Indonesian Rupiah ISK - Icelandic Krona JPY - Japanese Yen MXP - Mexican Peso MYR - Malaysian Ringgit NOK - Norwegian Krone NZD - New Zealand Dollars PEN - Peruvian New Sol PLN - Polish Zloty SEK - Swedish Krona SGD - Singapore Dollars


Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

Foreign securities are valued at the closing price on the security's primary exchange. If the closing price is not available, the current bid will be used. Foreign equity securities are also subject to a fair value pricing review daily (see below). Foreign exchange rates are valued utilizing the New York closing rates.

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio's net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

At September 30, 2006, the U.S. Federal income tax cost basis was $235,043,726. The Maxim Global Bond Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $6,051,998 and gross depreciation of securities in which there was an excess of tax cost over value of $1,906,364, resulting in net appreciation of $4,145,634.


As of September 30, 2006, the Global Bond Portfolio held the following forward foreign currency contracts:

                                                Delivery                                     Net
                                                  Value                                  Unrealized
                                                (Foreign                Settlement      Appreciation
                                                Currency)                  Date        (Depreciation)
                                          ----------------------    ----------------  -----------------
Short Contracts:
       Brazilian Real (U.S. Dollar)             1,512,000             February 2007    $        76,769
       Canadian Dollar (U.S. Dollar)             710,000               October 2006             25,708
       Chilean Peso (U.S. Dollar)              907,831,856             August 2007               7,897
       Chilean Peso (U.S. Dollar)              406,299,315            September 2007             2,487
       Indian Rupee (U.S. Dollar)              66,800,000              October 2006           (57,313)
       Indian Rupee (U.S. Dollar)              48,500,000               March 2007             (6,661)
       Icelandic Krona (U.S. Dollar)           439,125,000              June 2007              (2,840)
       Japanese Yen (U.S. Dollar)              269,343,750            February 2007          (128,887)
       Japanese Yen (U.S. Dollar)              296,747,471              March 2007            (80,605)
       South Korean Wan (U.S. Dollar)         1,250,000,000            October 2006             57,483
       South Korean Wan (U.S. Dollar)          625,000,000            December 2006             59,654
       South Korean Wan (U.S. Dollar)        30,033,200,000           February 2007           (72,797)
       Norwegian Krone (U.S. Dollar)           20,600,000             February 2007          (261,267)
       Poland Zloty (U.S. Dollar)              46,272,000             February 2007          (154,877)
       Romanian New Leu (U.S. Dollar)           8,322,048              January 2007           (55,077)
       Romanian New Leu (U.S. Dollar)           9,072,960               April 2007            (59,710)
       Romanian New Leu (U.S. Dollar)           7,035,000               June 2007            (106,512)
       Slovakia Koruna (U.S. Dollar)           293,950,000            February 2007            (9,627)
       Thailand Baht (U.S. Dollar)             24,000,000              October 2006             24,959
       Thailand Baht (U.S. Dollar)             24,000,000             November 2006             53,304
       Thailand Baht (U.S. Dollar)             24,000,000             December 2006             54,261
       Thailand Baht (U.S. Dollar)             185,000,000            February 2007           (21,566)
       Thailand Baht (U.S. Dollar)             319,756,895              March 2007             145,064
       Thailand Baht (U.S. Dollar)             59,616,736               June 2007             (15,474)

Long Contracts:
       Euro Dollar (U.S. Dollar)                2,357,521              January 2007           (72,962)
       Euro Dollar (U.S. Dollar)                1,950,000             February 2007             16,219
       Euro Dollar (U.S. Dollar)                2,095,135               March 2007              27,403
       Euro Dollar (U.S. Dollar)                2,504,267               April 2007            (57,284)
       Euro Dollar (U.S. Dollar)                1,956,612               June 2007             (25,184)
       Mexican Peso (U.S. Dollar)              18,541,182              August 2007              64,977
       Mexican Peso (U.S. Dollar)               8,486,288             September 2007            15,331
       New Zealand Dollar (U.S. Dollar)         5,973,629              October 2006            172,276
       New Zealand Dollar (U.S. Dollar)          844,119              November 2006             45,777
       New Zealand Dollar (U.S. Dollar)         1,716,179             December 2006            101,308
       New Zealand Dollar (U.S. Dollar)         1,723,525               March 2007            (50,864)
                                                                                      -----------------

Net Depreciation                                                                             (288,630)
                                                                                      =================


MAXIM SERIES FUND, INC.


MAXIM GLOBAL BOND PORTFOLIO
SUMMARY OF INVESTMENTS BY COUNTRY
SEPTEMBER 30, 2006
UNAUDITED

                                                              % of Portfolio
             Country                  Value ($)                Investments
-------------------------     -------------------------    ---------------------
Argentina                 $           10,073,533                    4.21%
Australia                             10,868,830                    4.54%
Austria                                5,954,752                    2.49%
Belgium                                1,848,052                    0.77%
Brazil                                 1,964,311                    0.82%
Canada                                27,362,336                   11.44%
Denmark                                  965,141                    0.40%
Finland                                1,795,084                    0.75%
France                                   729,732                    0.31%
Germany                                8,423,615                    3.52%
Indonesia                             21,004,337                    8.78%
Iraq                                   4,476,925                    1.87%
Ireland                                2,784,998                    1.16%
Italy                                  4,996,875                    2.09%
Korea                                  9,762,129                    4.08%
Latin America                          1,947,271                    0.81%
Malaysia                               4,573,298                    1.91%
Mexico                                 2,422,583                    1.01%
New Zealand                            1,806,486                    0.76%
Norway                                11,488,549                    4.80%
Peru                                   9,744,132                    4.07%
Philippines                            5,774,325                    2.41%
Poland                                 2,599,749                    1.09%
Singapore                             11,404,544                    4.77%
Sweden                                20,588,611                    8.61%
United States                         53,829,162                   22.53%
                              -------------------    ---------------------
                          $          239,189,360                  100.00%
                              ===================    =====================

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006
UNAUDITED

BONDS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

AGENCY --- 1.83%
  9,000,000 Fannie Mae **                                              5,510,754
        SGD 2.290% February 19, 2009
    500,000 Freddie Mac **                                               313,805
        SGD 3.220% June 20, 2007
                                                                      $5,824,559

AIRLINES --- 1.80%
    700,000 American Airlines Inc                                        682,500
            Pass Thru Certificates
            7.324% October 15, 2009
     85,266 American Airlines Inc                                         82,708
            Pass Thru Certificates
            8.040% September 16, 2011
     33,611 Atlas Air Inc                                                 33,359
            Pass Thru Certificates
            7.200% January 2, 2019
  1,326,184 Atlas Air Inc ++                                           1,379,231
            Pass Thru Certificates
            7.630% January 2, 2015
  1,500,291 Atlas Air Inc ++                                           1,575,306
            Pass Thru Certificates
            7.680% January 2, 2014
    394,351 Atlas Air Inc ++                                             437,729
            Pass Thru Certificates
            9.057% January 2, 2014
    913,951 Atlas Air Inc ++                                             790,568
            Pass Thru Certificates
            8.770% January 2, 2011
    682,874 Continental Airlines Inc                                     676,045
            Pass Thru Certificates
            7.373% December 15, 2015
     80,982 Continental Airlines Inc ^^                                   78,553
            Pass Thru Certificates
            8.307% April 2, 2018
                                                                      $5,735,999

AUTOMOBILES --- 0.40%
  1,735,000 Ford Motor Co                                              1,266,550
            Debentures
            6.375% February 1, 2029
                                                                      $1,266,550

BANKS --- 2.52%
  1,830,000 BAC Capital Trust VI                                       1,696,988
            Company Guaranteed Notes
            5.625% March 8, 2035
  2,500,000 HSBC Bank USA #                                            2,518,000
            Notes
            3.310% August 25, 2010
  1,000,000 Keycorp Capital III                                        1,161,098
            Company Guaranteed Notes
            7.750% July 15, 2029
  2,665,000 Wells Fargo & Co +                                         2,692,450
            Convertible
            4.600% May 1, 2033
                                                                      $8,068,536

BIOTECHNOLOGY --- 1.30%
  2,400,000 Enzon Pharmaceuticals Inc                                  2,304,000
            Convertible
            4.500% July 1, 2008
     90,000 Incyte Corp                                                   68,288
            Convertible
            3.500% February 15, 2011
    100,000 Invitrogen Corp                                               86,750
            Convertible
            1.500% February 15, 2024
    455,000 Nektar Therapeutic                                           441,350
            Convertible
            3.500% October 17, 2007
    285,000 Nektar Therapeutic #                                         278,588
            Convertible
            3.250% September 28, 2012
    985,000 Regeneron Pharmaceuticals Inc                                970,225
            Convertible
            5.500% October 17, 2008
                                                                      $4,149,201

BROADCAST/MEDIA --- 2.17%
  1,000,000 Clear Channel Communications Inc                             966,436
            Notes
            4.250% May 15, 2009
  1,500,000 Comcast Corp                                               1,360,890
            Bonds
            5.650% June 15, 2035
  1,140,000 Comcast Corp                                               1,147,940
            Senior Unsecured Notes
            6.500% November 15, 2035
  3,455,000 Comcast Corp                                               3,456,669
            Notes
            6.450% March 15, 2037
                                                                      $6,931,935

CANADIAN - FEDERAL --- 6.71%
  1,400,000 Government of Canada                                       1,293,323
        CAD Bonds
            6.000% June 1, 2008

 12,085,000 Government of Canada                                      10,855,692
        CAD Bonds
            4.500% September 1, 2007
 10,325,000 Government of Canada                                       9,292,269
        CAD Bonds
            4.250% September 1, 2008
                                                                     $21,441,284

CANADIAN - PROVINCIAL --- 6.67%
  3,586,709 Province of Alberta                                        3,457,873
        CAD Debentures
            5.930% September 16, 2016
  1,500,000 Province of British Columbia                               1,383,435
        CAD Debentures
            6.000% June 9, 2008
  2,925,000 Province of British Columbia                               2,621,705
        CAD Debentures
            5.250% December 1, 2006
 11,300,000 Province of Manitoba                                      10,377,499
        CAD Debentures
            5.750% June 2, 2008
  3,750,000 Province of Ontario                                        3,470,163
        CAD Debentures
            5.700% December 1, 2008
                                                                     $21,310,675

CHEMICALS --- 1.20%
    410,000 Hercules Inc                                                 330,563
            Junior Subordinated Debentures
            6.500% June 30, 2029
  3,675,000 Methanex Corp                                              3,518,239
            Notes
            6.000% August 15, 2015
                                                                      $3,848,802

COMMUNICATIONS - EQUIPMENT --- 1.99%
  1,000,000 Corning Inc                                                1,069,019
            Debentures
            6.750% September 15, 2013
    950,000 Corning Inc                                                1,011,779
            Unsecured Notes
            7.250% August 15, 2036
  4,555,000 Lucent Technologies Inc                                    4,053,950
            Debentures
            6.450% March 15, 2029
    250,000 Lucent Technologies Inc ^^                                   222,500
            Debentures
            6.500% January 15, 2028
                                                                      $6,357,248

COMPUTER HARDWARE & SYSTEMS --- 0.08%
    265,000 Maxtor Corp ^                                                243,800
            Convertible
            5.750% March 1, 2012
                                                                        $243,800

CONTAINERS --- 0.19%
    650,000 Owens-Illinois Inc                                           617,500
            Debentures
            7.800% May 15, 2018
                                                                        $617,500

DISTRIBUTORS --- 0.73%
  2,320,000 Owens & Minor Inc                                          2,339,713
            Notes
            6.350% April 15, 2016
                                                                      $2,339,713

ELECTRIC COMPANIES --- 2.59%
     89,000 Commonwealth Edison Co ^                                      85,854
            Debentures
            4.750% December 1, 2011
  3,385,000 Empresa Nacional de Electricidad SA                        3,751,826
            Bonds
            7.875% February 1, 2027
  1,889,000 Enersis SA                                                 2,024,921
            Yankee Notes
            7.400% December 1, 2016
    700,000 Enersis SA ^^                                                744,020
            Bonds
            7.375% January 15, 2014
    430,000 Quezon Power Philippines Ltd                                 432,150
            Bonds
            8.860% June 15, 2017
    250,000 SP Powerassets Ltd                                           158,755
        SGD Notes
            3.730% October 22, 2010
    250,000 Southern California Edison Co                                267,131
            Notes
            7.625% January 15, 2010
    865,000 TXU Corp                                                     814,721
            Notes
            6.550% November 15, 2034
                                                                      $8,279,378

ELECTRONIC INSTRUMENTS & EQUIP --- 1.34%
  2,000,000 Arrow Electronics Inc                                      2,095,324
            Senior Notes
            6.875% July 1, 2013
    795,000 Avnet Inc                                                    757,238
            Convertible
            2.000% March 15, 2034
  1,300,000 Avnet Inc                                                  1,268,452
            Notes
            6.000% September 1, 2015
    175,000 SCI Systems Inc                                              171,500
            Convertible
            3.000% March 15, 2007
                                                                      $4,292,514

ELECTRONICS - SEMICONDUCTOR --- 0.43%
    635,000 Amkor Technology Inc ^^                                      596,900
            Convertible
            5.000% March 15, 2007
    225,000 Amkor Technology Inc ^^                                      207,000
            Senior Notes
            7.125% March 15, 2011
    250,000 Hynix Semiconductor Inc # ^^                                 272,500
            Senior Notes
            9.875% July 1, 2012
    240,000 Kulicke & Soffa Industries Inc                               209,400
            Convertible
            .500% November 30, 2008
     65,000 Kulicke & Soffa Industries Inc                                61,263
            Convertible
            1.000% June 30, 2010
     40,000 Richardson Electronics Ltd # ^^                               36,100
            Convertible
            7.750% December 15, 2011
                                                                      $1,383,163

ENGINEERING & CONSTRUCTION --- 0.04%
    125,000 North American Energy Partners Inc                           124,688
            Senior Notes
            8.750% December 1, 2011
                                                                        $124,688

FINANCIAL SERVICES --- 5.48%
  1,650,000 Cerro Negro Finance Ltd #                                  1,530,375
            Bonds
            7.900% December 1, 2020
  1,245,000 Ford Motor Credit Co                                       1,155,158
            Notes
            7.000% October 1, 2013
    895,000 Ford Motor Credit Co                                         826,843
            Notes
            5.700% January 15, 2010
  5,255,000 General Electric Capital Corp                              3,353,044
        NZD Senior Unsubordinated Notes
            6.500% September 28, 2015
    400,000 General Electric Capital Corp                                262,994
        NZD Senior Unsubordinated Notes
            6.750% September 26, 2016
    260,000 General Motors Acceptance Corp                               253,826
            Global Notes
            6.750% December 1, 2014
     45,000 General Motors Acceptance Corp                                47,051
            Bonds
            8.000% November 1, 2031
  2,000,000 General Motors Acceptance Corp +                           1,993,248
            Notes
            7.030% March 20, 2007
    500,000 General Motors Acceptance Corp +                             497,191
            Notes
            7.170% July 16, 2007

 12,275,000 JP Morgan Chase Bank NA # ~                                3,552,597
        BRL Zero Coupon
            13.870% May 17, 2010
17,433,642,500 JP Morgan Chase London # ~                              1,282,127
        IDR Zero Coupon
            12.240% October 21, 2010
    391,004 Power Receivables Finance #                                  394,472
            Senior Notes
            6.290% January 1, 2012
  2,665,000 Toll Brothers Finance Corp                                 2,368,873
            Notes
            5.150% May 15, 2015
                                                                     $17,517,799

FOREIGN BANKS --- 3.25%
125,000,000 Barclays Financial LLC #                                   3,181,086
        THB Bonds
            4.160% February 22, 2010
3,020,000,000 Barclays Financial LLC #                                 3,167,609
        KRW Notes
            4.060% September 16, 2010
159,000,000 Barclays Financial LLC #                                   4,034,321
        THB Bonds
            4.100% March 22, 2010
                                                                     $10,383,016

FOREIGN GOVERNMENTS --- 7.16%
  1,162,500 Government of Argentina +                                  1,084,225
            Bonds
            5.589% August 3, 2012
    100,000 Government of Brazil                                         120,250
            Unsubordinated Notes
            8.875% April 15, 2024
  8,790,000 Government of Brazil ^^                                   10,108,500
            Bonds
            8.250% January 20, 2034
 80,000,000 Government of Mexico                                       6,947,790
        MXP Bonds
            8.000% December 7, 2023
    480,000 Government of Peru "                                         471,600
            Step Bond 3.250% - 5.000%
            5.320% March 7, 2017
  3,000,000 Government of South Africa                                   387,944
        ZAR Bonds
            12.500% December 21, 2006
 17,945,000 Government of South Africa                                 2,631,588
        ZAR Bonds
            13.000% August 31, 2010
    734,064 Government of Uruguay                                        759,757
            Global Notes
            7.875% January 15, 2033
    360,000 Government of Uruguay ^^                                     359,100
            Unsecured Notes
            7.625% March 21, 2036
                                                                     $22,870,754

GOLD, METALS & MINING --- 0.04%
    135,000 Alcan Inc                                                    127,928
            Bonds
            5.750% June 1, 2035
    500,000 Murrin Murrin Holdings ++ (2)                                    500
            Bonds
            9.375% August 31, 2027
                                                                        $128,428

HEALTH CARE RELATED --- 1.75%
    480,000 HCA Inc                                                      374,703
            Notes
            7.690% June 15, 2025
  2,000,000 HCA Inc                                                    1,670,000
            Notes
            6.250% February 15, 2013
    255,000 HCA Inc                                                      197,727
            Debentures
            7.500% December 15, 2023
    100,000 HCA Inc                                                       80,000
            Bonds
            6.500% February 15, 2016
     80,000 HCA Inc                                                       61,961
            Notes
            7.750% July 15, 2036
  2,505,000 HCA Inc                                                    1,797,626
            Debentures
            7.050% December 1, 2027
  1,115,000 HCA Inc                                                      859,388
            Notes
            7.580% September 15, 2025
    725,000 HCA Inc ^^                                                   565,500
            Bonds
            7.500% November 6, 2033
                                                                      $5,606,905

HOMEBUILDING --- 3.74%
  1,070,000 DR Horton Inc                                                994,125
            Company Guaranteed Notes
            5.625% January 15, 2016
  3,295,000 DR Horton Inc                                              3,008,328
            Senior Notes
            5.250% February 15, 2015
    405,000 DR Horton Inc                                                381,837
            Senior Notes
            5.625% September 15, 2014
      5,000 DR Horton Inc                                                  4,906
            Unsubordinated Notes
            6.500% April 15, 2016
     65,000 K Hovnanian Enterprises Inc                                   57,200
            Company Guaranteed Notes
            6.250% January 15, 2016
  1,925,000 Lennar Corp                                                1,830,669
            Company Guaranteed Notes
            5.600% May 31, 2015

  1,340,000 Lennar Corp #                                              1,347,231
            Company Guaranteed Notes
            6.500% April 15, 2016
    695,000 Pulte Homes Inc                                              650,346
            Senior Notes
            6.375% May 15, 2033
    450,000 Pulte Homes Inc                                              421,390
            Senior Unsecured Notes
            5.200% February 15, 2015
  3,615,000 Pulte Homes Inc ^^                                         3,259,331
            Senior Unsecured Notes
            6.000% February 15, 2035
                                                                     $11,955,363

INSURANCE RELATED --- 3.22%
  9,600,000 ASIF Global Finance XXVII #                                5,875,629
        SGD Senior Notes
            2.380% February 26, 2009
    415,000 Allstate Corp                                                414,700
            Senior Notes
            5.950% April 1, 2036
  3,005,000 Mutual of Omaha Insurance Co #                             3,175,957
            Notes
            6.800% June 15, 2036
    755,000 St Paul Travelers Co Inc                                     813,424
            Senior Unsecured Notes
            6.750% June 20, 2036
                                                                     $10,279,710

INVESTMENT BANK/BROKERAGE FIRM --- 0.29%
    950,000 Morgan Stanley                                               927,999
            Notes
            3.625% April 1, 2008
                                                                        $927,999

LEISURE & ENTERTAINMENT --- 0.97%
     75,000 Time Warner Inc                                               82,850
            Company Guaranteed Bonds
            7.625% April 15, 2031
    120,000 Time Warner Inc                                              119,975
            Company Guaranteed Bonds
            6.625% May 15, 2029
  2,925,000 Viacom Inc Class B #                                       2,891,620
            Bonds
            6.875% April 30, 2036
                                                                      $3,094,445

MANUFACTURING --- 0.97%
  1,550,000 Bombardier Inc                                             1,258,443
        CAD Debentures
            7.350% December 22, 2026
    480,000 Borden Inc                                                   446,400
            Debentures
            9.200% March 15, 2021

  1,720,000 Borden Inc                                                 1,410,400
            Debentures
            7.875% February 15, 2023
                                                                      $3,115,243

MEDICAL PRODUCTS --- 0.10%
    500,000 EPIX Pharmaceuticals Inc                                     320,000
            Convertible
            3.000% June 15, 2024
                                                                        $320,000

MISCELLANEOUS --- 0.33%
  1,059,095 PF Export Rec Master Trust Technologies #                  1,069,686
            Senior Notes
            6.436% June 1, 2015
                                                                      $1,069,686

OFFICE EQUIPMENT & SUPPLIES --- 0.24%
    750,000 Xerox Capital Trust I                                        765,000
            Company Guaranteed Notes
            8.000% February 1, 2027
                                                                        $765,000

OIL & GAS --- 4.76%
  1,865,000 Anadarko Petroleum Corp                                    1,904,965
            Senior Notes
            6.450% September 15, 2036
  2,525,000 Anadarko Petroleum Corp                                    2,555,169
            Senior Notes
            5.950% September 15, 2016
    500,000 Devon Energy Corp                                            628,125
            Convertible
            4.900% August 15, 2008
    700,000 Devon Energy Corp                                            879,375
            Convertible
            4.950% August 15, 2008
    250,000 El Paso Corp                                                 256,250
            Senior Notes
            7.800% August 1, 2031
  3,100,000 El Paso Corp                                               3,119,375
            Senior Notes
            7.000% May 15, 2011
    710,000 El Paso Corp                                                 734,850
            Notes
            7.750% June 15, 2010
    200,000 El Paso Corp ^^                                              199,500
            Notes
            6.375% February 1, 2009
  2,000,000 El Paso Corp ^^                                            1,880,000
            Bonds
            6.950% June 1, 2028
     45,000 KN Capital Trust III                                          42,141
            Company Guaranteed Notes
            7.630% April 15, 2028
      5,000 Kinder Morgan Finance                                          4,477
            Company Guaranteed Notes
            6.400% January 5, 2036
    210,000 Kinder Morgan Inc                                            188,694
            Senior Unsecured Notes
            5.150% March 1, 2015
  1,212,000 Pecom Energia SA # ^^                                      1,260,480
            Notes
            8.125% July 15, 2010
    800,000 Petrozuata Finance Inc #                                     780,000
            Company Guaranteed Bonds
            8.220% April 1, 2017
    776,000 Williams Cos Inc                                             766,300
            Debentures
            7.500% January 15, 2031
                                                                     $15,199,701

OTHER ASSET-BACKED --- 0.15%
    500,000 Community Program Loan Trust                                 469,553
            Series 1987-A Class A5
            4.500% April 1, 2029
                                                                        $469,553

PAPER & FOREST PRODUCTS --- 2.30%
    490,000 Georgia-Pacific Corp                                         463,050
            Debentures
            7.375% December 1, 2025
    635,000 Georgia-Pacific Corp                                         593,725
            Bonds
            7.250% June 1, 2028
    120,000 Georgia-Pacific Corp                                         124,800
            Notes
            8.875% May 15, 2031
     50,000 Georgia-Pacific Corp                                          49,250
            Senior Notes
            8.000% January 15, 2024
  5,850,000 Georgia-Pacific Corp ^^                                    5,616,000
            Notes
            7.750% November 15, 2029
    500,000 International Paper Co                                       488,572
            Notes
            4.250% January 15, 2009
                                                                      $7,335,397

PHARMACEUTICALS --- 1.54%
    560,000 Bristol-Myers Squibb Co +                                    561,008
            Convertible
            4.820% September 15, 2023
  3,105,000 Elan Finance PLC                                           3,023,494
            Senior Notes
            7.750% November 15, 2011
     75,000 IVAX Corp                                                     75,281
            Convertible
            4.500% May 15, 2008
    860,000 Valeant Pharmaceuticals International                        812,700
            Convertible
            3.000% August 16, 2010

    475,000 Valeant Pharmaceuticals International ^^                     445,906
            Convertible
            4.000% November 15, 2013
                                                                      $4,918,389

RAILROADS --- 0.10%
    386,000 Missouri Pacific Railroad Co                                 309,054
            Debentures
            5.000% January 1, 2045
                                                                        $309,054

REAL ESTATE --- 0.93%
  2,200,000 Highwoods Properties Inc REIT                              2,427,009
            Senior Notes
            7.500% April 15, 2018
    500,000 Spieker Properties Inc REIT                                  559,015
            Debentures
            7.350% December 1, 2017
                                                                      $2,986,024

RETAIL --- 2.74%
  4,545,000 Albertson's Inc                                            4,209,852
            Debentures
            7.450% August 1, 2029
    360,000 Albertson's Inc                                              349,961
            Debentures
            8.000% May 1, 2031
    580,000 Albertson's Inc                                              551,028
            Debentures
            7.750% June 15, 2026
    755,000 Albertson's Inc                                              647,761
            Notes
            6.625% June 1, 2028
    500,000 Dillard's Inc                                                492,500
            Debentures
            7.875% January 1, 2023
  1,000,000 Dillard's Inc                                                962,500
            Debentures
            7.750% July 15, 2026
    500,000 Dillard's Inc                                                476,250
            Unsecured Notes
            6.625% January 15, 2018
    850,000 Foot Locker Inc                                              803,250
            Debentures
            8.500% January 15, 2022
    350,000 Toys R Us Inc                                                253,313
            Senior Notes
            7.375% October 15, 2018
                                                                      $8,746,415

SUPRANATIONALS --- 5.19%
 17,325,000 Inter-American Development Bank                           10,994,212
        NZD Senior Unsecured Notes
            6.000% December 15, 2017

 17,500,000 Inter-American Development Bank ~                          5,593,754
        BRL Zero Coupon
            18.840% May 11, 2009
                                                                     $16,587,966

TELEPHONE & TELECOMMUNICATIONS --- 8.77%
    760,000 AT&T Corp                                                    749,729
            Notes
            6.500% March 15, 2029
    610,000 BellSouth Corp ^^                                            572,584
            Bonds
            6.000% November 15, 2034
    775,000 Embarq Corp                                                  820,650
            Notes
            7.995% June 1, 2036
  2,440,000 Level 3 Communications Inc                                 2,461,350
            Convertible
            2.875% July 15, 2010
    500,000 Level 3 Communications Inc                                   449,375
            Convertible
            6.000% September 15, 2009
    150,000 NTL Cable PLC                                                154,875
            Senior Notes
            9.125% August 15, 2016
    290,000 Nextel Communications Inc                                    285,288
            Convertible
            5.250% January 15, 2010
    250,000 Nortel Networks Corp                                         206,250
            Notes
            6.875% September 1, 2023
  2,235,000 Nortel Networks Corp                                       2,134,425
            Convertible
            4.250% September 1, 2008
  1,585,000 Northern Telecom Capital                                   1,378,950
            Company Guaranteed Notes
            7.875% June 15, 2026
    500,000 Philippine Long Distance Telephone Co                        546,250
            Notes
            8.350% March 6, 2017
    150,000 Qwest Capital Funding Inc                                    145,313
            Unsecured Notes
            7.625% August 3, 2021
  3,500,000 Qwest Capital Funding Inc ^^                               3,377,500
            Company Guaranteed Notes
            7.750% February 15, 2031
    225,000 Qwest Capital Funding Inc ^^                                 225,000
            Company Guaranteed Notes
            7.250% February 15, 2011
    500,000 Qwest Corp                                                   484,375
            Debentures
            7.250% September 15, 2025
  8,740,000 Telefonica Emisones SAU                                    9,223,558
            Company Guaranteed Notes
            7.045% June 20, 2036
  2,005,000 US West Capital Funding Inc ^^                             1,794,475
            Bonds
            6.875% July 15, 2028
    250,000 US West Capital Funding Inc ^^                               226,250
            Company Guaranteed Bonds
            6.500% November 15, 2018
  2,915,000 Verizon Global Funding Corp                                2,746,394
            Bonds
            5.850% September 15, 2035
     65,000 Verizon Maryland Inc                                          52,714
            Senior Unsecured Notes
            5.125% June 15, 2033
                                                                     $28,035,305

TEXTILES --- 0.23%
     45,000 Dixie Group Inc ^^                                            42,694
            Convertible
            7.000% May 15, 2012
    750,000 Kellwood Co                                                  696,867
            Debentures
            7.625% October 15, 2017
                                                                        $739,561

TOBACCO --- 0.47%
  1,375,000 Altria Group Inc                                           1,499,196
            Notes
            7.000% November 4, 2013
                                                                      $1,499,196

TRANSPORTATION --- 0.49%
  1,650,000 APL Ltd ^                                                  1,485,000
            Debentures
            8.000% January 15, 2024
    100,000 Preston Corp/Yellow Corp                                      92,000
            Convertible
            7.000% May 1, 2011
                                                                      $1,577,000

U.S. GOVERNMENTS --- 4.90%
  2,520,000 United States of America                                   2,483,382
            3.250% August 15, 2007
  2,480,000 United States of America                                   2,458,107
            3.875% July 31, 2007
  9,910,000 United States of America ^^                               10,703,573
            5.375% February 15, 2031
                                                                     $15,645,062

U.S. MUNICIPAL --- 0.63%
  1,950,000 Michigan Tobacco Settlement Finance Authority              2,017,236
            Revenue Bonds
            7.309% June 1, 2034
                                                                      $2,017,236

UTILITIES --- 1.42%
    240,000 AES Corp ^^                                                  249,600
            Senior Notes
            7.750% March 1, 2014
    920,000 Calpine Corp # ++                                            925,750
            Senior Notes
            8.500% July 15, 2010
  1,000,000 Constellation Energy Group                                   921,723
            Notes
            4.550% June 15, 2015
    180,000 NGC Corp                                                     164,700
            Debentures
            7.125% May 15, 2018
    415,000 NGC Corp                                                     378,688
            Debentures
            7.625% October 15, 2026
  1,820,000 NGC Corp Capital Trust                                     1,656,200
            Company Guaranteed Notes
            8.316% June 1, 2027
    250,000 Texas - New Mexico Power Co                                  254,186
            Senior Notes
            6.250% January 15, 2009
                                                                      $4,550,847

TOTAL BONDS --- 94.15%                                              $300,866,599
(Cost $280,703,230)

COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------
COMMUNICATIONS - EQUIPMENT --- 0.39%
     51,679 Corning Inc*                                               1,261,484
                                                                      $1,261,484

ELECTRIC COMPANIES --- 0.16%
     25,000 Southern California Edison Co                                526,250
                                                                        $526,250

INSURANCE RELATED --- 0.68%
     87,625 Travelers Property Casualty Corp                           2,167,843
                                                                      $2,167,843

TELEPHONE & TELECOMMUNICATIONS --- 1.12%
     82,090 Philippine Long Distance Telephone Co sponsored ADR ^^     3,575,840
                                                                      $3,575,840

TOTAL COMMON STOCK --- 2.37%                                          $7,531,417
(Cost $4,316,727)

PREFERRED STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

COMPUTER SOFTWARE & SERVICES --- 0.10%
        300 Lucent Technologies Capital Trust 1                          306,563
                                                                        $306,563

CONTAINERS --- 0.30%
     27,425 Owens-Illinois Inc                                           959,875
                                                                        $959,875

ELECTRIC COMPANIES --- 0.22%
      5,000 AES Trust III                                                244,375
      2,255 New York State Electric & Gas Corp                           135,864
      3,600 Union Electric Co                                            295,200
        300 Xcel Energy Inc                                               21,000
                                                                        $696,439

HOUSEHOLD GOODS --- 0.45%
     31,225 Newell Financial Trust Inc                                 1,428,544
                                                                      $1,428,544

OIL & GAS --- 0.08%
      7,000 El Paso Energy Capital Trust I                               259,875
                                                                        $259,875

REAL ESTATE --- 0.02%
      2,000 FelCor Lodging Trust Inc REIT                                 49,750
                                                                         $49,750

UTILITIES --- 0.01%
        445 MDU Resources Group Inc                                       44,430
                                                                         $44,430

TOTAL PREFERRED STOCK --- 1.16%                                       $3,745,476
(Cost $3,440,527)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

  7,411,000 Federal Home Loan Bank                                     7,409,147
                  4.560%, October 2, 2006

TOTAL SHORT-TERM INVESTMENTS --- 2.32%                                $7,409,147
(Cost $7,409,147)

TOTAL MAXIM LOOMIS SAYLES BOND PORTFOLIO --- 100%                   $319,552,639
(Cost $295,869,631)

Legend
* Non-income Producing Security
# Securities are registered pursuant to Rule 144A and may be deemed restricted for resale. Aggregate cost, fair value and percent of net assets of these restricted securities held at September 30, 2006 were $35,943,113, $37,574,128 and 11.62%, respectively.
^ Illiquid Security. Aggregate cost, fair value and percent of net assets of these illiquid securities held at September 30, 2006 were $1,374,634, $1,814,654 and 0.56%, respectively. ~ For zero coupon bond, the interest rate shown is the effective yield on date of purchase. " Denotes a step bond: a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of September 30, 2006. +Represents the current interest rate for variable rate security.
++ Security in default at September 30, 2006.
** Security is an agency note with maturity date and interest rate indicated.
(2) Security is fair valued at September 30, 2006.
ADR - American Depository Receipt
REIT - Real Estate Investment Trust
^^ A portion or all of the security is on loan at September 30, 2006.

Currency Abbreviations BRL - Brazilian Real CAD - Canadian Dollars IDR - Indonesian Rupiah KRW - South Korean Won MXP - Mexican Peso NZD - New Zealand Dollars SGD - Singapore Dollars THB - Thai Baht ZAR - South African Rand


Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

Foreign securities are valued at the closing price on the security's primary exchange. If the closing price is not available, the current bid will be used. Foreign equity securities are also subject to a fair value pricing review daily (see below). Foreign exchange rates are valued utilizing the New York closing rates.

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio's net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio may invest in high yield bonds, some of which may be rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.
The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.
Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

At September 30, 2006, the U.S. Federal income tax cost basis was $295,924,822. The Maxim Loomis Sayles Bond Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $27,702,741 and gross depreciation of securities in which there was an excess of tax cost over value of $4,074,924, resulting in net appreciation of $23,627,817.

MAXIM SERIES FUND, INC.

MAXIM MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006
UNAUDITED

BONDS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

AGENCY --- 6.05%
  5,000,000 Fannie Mae **                                              5,000,000
            5.500% November 23, 2007
  3,000,000 Federal Farm Credit Bank **                                3,000,000
            5.080% April 3, 2007
  1,000,000 Federal Home Loan Bank **                                  1,000,414
            4.800% October 27, 2006
  2,500,000 Federal Home Loan Bank **                                  2,500,000
            5.250% October 26, 2007
  8,000,000 Federal Home Loan Bank **                                  7,996,680
            4.800% February 26, 2007
  2,500,000 Federal Home Loan Bank +                                   2,499,951
            Step Bond 5.50% - 6.25%
            5.540% July 27, 2007
                                                                     $21,997,045

AGENCY ASSET BACKED --- 2.67%
    799,879 Fannie Mae ++                                                799,879
            Series 2001-T9 Class A1
            1.990% September 25, 2031
    603,807 Fannie Mae ++                                                630,359
            Series 2002-T7 Class A1
            2.030% July 25, 2032
  1,593,465 Fannie Mae ++                                              1,593,465
            Series 2002-T13 Class A1
            2.220% August 25, 2032
  1,078,815 Fannie Mae ++                                              1,078,815
            Series 2003-W5 Class A
            5.500% April 25, 2033
  1,215,833 Fannie Mae ++                                              1,215,833
            Series 2002-T10 Class A1
            2.200% June 25, 2032
  1,016,093 Freddie Mac ++                                             1,016,093
            Series T-32 Class A1
            2.590% August 25, 2031
  2,497,935 Freddie Mac ++                                             2,497,970
            Series T-35 Class A
            5.660% September 25, 2031
    896,786 Freddie Mac ++                                               896,786
            Series T-31 Class A7
            2.880% May 25, 2031
                                                                      $9,729,200

AGENCY MORTGAGE BACKED --- 0.76%
  2,060,287 Fannie Mae ++                                              2,060,287
            Series 2001-T13 Class A1
            5.720% March 25, 2032
    557,171 Fannie Mae ++                                                582,032
            Series 2002-W5 Class A9
            2.100% November 25, 2030
    103,462 Freddie Mac ++                                               103,462
            Series T20 Class A7
            3.060% December 25, 2029
                                                                      $2,745,781

TOTAL BONDS --- 9.48%                                                $34,472,026
(Cost $34,472,026)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

    529,000 Fannie Mae                                                   522,324
                  5.300%, December 27, 2006
    301,000 Fannie Mae                                                   300,307
                  5.270%, October 16, 2006
 28,990,000 Fannie Mae                                                28,914,566
                  5.380%, October 18, 2006
  4,375,000 Fannie Mae                                                 4,359,319
                  5.250%, October 25, 2006
    608,000 Fannie Mae                                                   605,723
                  5.280%, October 26, 2006
  7,061,000 Fannie Mae                                                 7,028,577
                  5.280%, November 1, 2006
 10,000,000 Fannie Mae                                                 9,952,906
                  5.230%, November 2, 2006
    140,000 Fannie Mae                                                   139,236
                  5.270%, November 7, 2006
  5,777,000 Fannie Mae                                                 5,744,571
                  5.290%, November 8, 2006
  3,100,000 Fannie Mae                                                 3,082,214
                  5.270%, November 9, 2006
  1,492,000 Fannie Mae                                                 1,481,099
                  5.270%, November 20, 2006
 20,648,000 Fannie Mae                                                20,491,539
                  2.280%, November 22, 2006
    390,000 Fannie Mae                                                   386,915
                  5.290%, November 24, 2006
 28,727,000 Fannie Mae                                                28,709,982
                  5.430%, October 4, 2006
  5,000,000 Fannie Mae                                                 4,995,719
                  5.210%, October 6, 2006
  6,000,000 Fannie Mae                                                 5,990,243
                  5.400%, October 11, 2006
    245,000 Fannie Mae                                                   242,463
                  5.300%, December 11, 2006
  8,200,000 Fannie Mae                                                 8,172,961
                  5.250%, October 23, 2006
  3,300,000 Fannie Mae                                                 3,291,002
                  5.250%, October 19, 2006
  8,500,000 Farmer Mac                                                 8,497,757
                  4.820%, October 2, 2006
  8,000,000 Federal Farm Credit Bank                                   7,970,380
                  5.220%, October 26, 2006
  1,500,000 Federal Farm Credit Bank                                   1,494,653
                  5.220%, October 25, 2006
    800,000 Federal Farm Credit Bank                                     798,515
                  5.220%, October 13, 2006
    500,000 Federal Home Loan Bank                                       495,833
                  5.290%, November 27, 2006
 11,000,000 Federal Home Loan Bank                                    10,925,028
                  5.220%, November 17, 2006
 15,000,000 Federal Home Loan Bank                                    14,941,901
                  5.260%, October 27, 2006
  1,979,000 Federal Home Loan Bank                                     1,962,171
                  5.220%, November 29, 2006
  5,725,000 Federal Home Loan Bank                                     5,704,471
                  5.250%, October 25, 2006
  3,500,000 Federal Home Loan Bank                                     3,491,474
                  5.240%, October 17, 2006
  9,240,000 Federal Home Loan Bank                                     9,225,434
                  5.240%, October 11, 2006
  4,700,000 Federal Home Loan Bank                                     4,696,662
                  5.190%, October 5, 2006
    424,000 Federal Home Loan Bank                                       423,757
                  5.240%, October 4, 2006
  6,500,000 Federal Home Loan Bank                                     6,490,668
                  5.250%, October 10, 2006
  4,150,000 Federal Home Loan Bank                                     4,142,295
                  5.250%, October 13, 2006
  3,000,000 Federal Home Loan Bank                                     2,992,333
                  5.200%, October 18, 2006
  3,000,000 Federal Home Loan Bank **                                  3,000,000
                  5.580%, August 14, 2007
  6,725,000 Freddie Mac                                                6,695,079
                  5.270%, October 31, 2006
    119,000 Freddie Mac                                                  118,556
                  5.250%, October 26, 2006
  6,000,000 Freddie Mac                                                5,984,453
                  5.270%, October 18, 2006
  2,655,000 Freddie Mac                                                2,645,856
                  5.260%, October 24, 2006
  1,996,000 Freddie Mac                                                1,991,133
                  5.250%, October 17, 2006
    300,000 Freddie Mac                                                  298,060
                  5.280%, November 14, 2006
 12,000,000 Freddie Mac                                               11,867,729
                  5.420%, December 14, 2006
  5,000,000 Freddie Mac                                                4,963,194
                  5.210%, November 21, 2006
  4,000,000 Freddie Mac                                                3,971,084
                  5.210%, November 20, 2006
 10,000,000 Tennesse Valley Authority                                  9,982,954
                  5.190%, October 12, 2006
  8,000,000 Tennesse Valley Authority                                  7,994,320
                  5.190%, October 5, 2006

  9,250,000 International Bank for Reconstruction & Development        9,247,367
                  5.200%, October 2, 2006
  5,000,000 International Bank for Reconstruction & Development        4,992,870
                  5.210%, October 10, 2006
  9,000,000 United States of America                                   8,993,965
                  4.830%, October 5, 2006
 10,000,000 United States of America                                   9,967,604
                  4.560%, October 26, 2006

JOINT REPURCHASE AGREEMENTS

 17,660,000       Undivided interest of 82.9% in joint repurchase 17,660,000 agreement(Principal Amount/Value $21,295,000 with a maturity value of $21,304,228) with Merrill Lynch, 5.20%, dated
                  09/29/06, to be repurchased at $17,667,653 on 10/02/06,
                  collateralized by U.S. Agency Mortgages, 5.0%-7.5%,
                  11/1/17-8/1/36, with a value of $21,721,459.


TOTAL SHORT-TERM INVESTMENTS --- 90.52%                             $329,039,222
(Cost $329,039,222)

TOTAL MAXIM MONEY MARKET PORTFOLIO --- 100%                         $363,511,248
(Cost $363,511,248)

Legend
** Security is an agency note with maturity date and interest rate indicated. ++ Represents the current interest rate for variable rate security.
+ Denotes a step bond: a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of September 30, 2006.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio's net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

MAXIM SERIES FUND, INC.

MAXIM SALOMON BROTHERS HIGH YIELD BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006
UNAUDITED

BONDS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 2.14%
    430,000 Alliant Techsystems Inc                                      423,550
            Senior Subordinated Notes
            6.750% April 1, 2016
    770,000 DRS Technologies Inc                                         756,525
            Senior Notes
            6.625% February 1, 2016
    150,000 L-3 Communications Corp                                      145,875
            Senior Subordinated Notes
            6.375% October 15, 2015
    105,000 L-3 Communications Corp                                       99,750
            Senior Subordinated Notes
            5.875% January 15, 2015
    495,000 L-3 Communications Corp                                      509,850
            Bonds
            7.625% June 15, 2012
    875,000 Sequa Corp                                                   928,594
            Senior Notes
            9.000% August 1, 2009
    430,000 TransDigm Inc #                                              433,225
            Subordinated Notes
            7.750% July 15, 2014
                                                                      $3,297,369

AGRICULTURE --- 0.25%
    425,000 Hines Nurseries Inc ^^                                       383,563
            Company Guaranteed Notes
            10.250% October 1, 2011
                                                                        $383,563

AIRLINES --- 0.74%
    225,000 American Airlines Inc                                        225,000
            Pass Thru Certificates
            7.800% October 1, 2006
    570,000 Continental Airlines Inc ^^                                  570,000
            Pass Thru Certificates
            7.568% December 1, 2006
    334,946 United Air Lines Inc **                                      343,319
            Pass Thru Certificates
            8.030% July 1, 2011
                                                                      $1,138,319

AUTO PARTS & EQUIPMENT --- 1.23%
    140,000 Commercial Vehicle Group Inc                                 134,050
            Company Guaranteed Notes
            8.000% July 1, 2013
    455,000 Keystone Automotive Operations Inc                           427,700
            Senior Subordinated Notes
            9.750% November 1, 2013
    277,000 TRW Automotive Inc ^^                                        301,930
            Senior Subordinated Notes
            11.000% February 15, 2013
    575,000 Visteon Corp ^^                                              560,625
            Senior Notes
            8.250% August 1, 2010
    520,000 Visteon Corp ^^                                              465,400
            Senior Notes
            7.000% March 10, 2014
                                                                      $1,889,705

AUTOMOBILES --- 2.77%
    290,000 Asbury Automotive Group Inc                                  296,888
            Company Guaranteed Notes
            9.000% June 15, 2012
    185,000 Ford Motor Co                                                159,331
            Debentures
            8.875% January 15, 2022
  2,380,000 Ford Motor Co                                              1,838,550
            Notes
            7.450% July 16, 2031
    400,000 Ford Motor Co                                                359,000
            Debentures
            8.900% January 15, 2032
    385,000 General Motors Corp                                          354,681
            Notes
            7.200% January 15, 2011
    375,000 General Motors Corp                                          324,844
            Senior Debentures
            8.250% July 15, 2023
  1,070,000 General Motors Corp                                          925,550
            Debentures
            8.375% July 15, 2033
                                                                      $4,258,844

BROADCAST/MEDIA --- 8.73%
    140,000 Barrington Broadcasting Group LLC/Capital Corp #             136,500
            Senior Subordinated Notes
            10.500% August 15, 2014
    590,000 CCH I Holdings LLC +                                         420,375
            Step Bond 0% - 11.750%
            19.030% May 15, 2014
    860,000 CCH I LLC                                                    782,600
            Secured Notes
            11.000% October 1, 2015
     27,000 CCH I LLC # ^^                                                24,367
            Bonds
            11.000% October 1, 2015
    130,000 CMP Susquehanna Corp # ^^                                    122,200
            Senior Subordinated Notes
            9.875% May 15, 2014
  1,000,000 CSC Holdings Inc                                           1,035,000
            Senior Notes
            8.125% July 15, 2009
    190,000 CSC Holdings Inc                                             194,513
            Debentures
            7.625% July 15, 2018
    100,000 CSC Holdings Inc                                             103,750
            Debentures
            7.875% February 15, 2018
    220,000 CSC Holdings Inc #                                           219,175
            Senior Notes
            6.750% April 15, 2012
    548,000 CanWest Media Inc                                            541,150
            Company Guaranteed Notes
            8.000% September 15, 2012
    750,000 Charter Communications Holdings II                           765,000
            Senior Notes
            10.250% September 15, 2010
    527,000 Charter Communications Holdings II # ^^                      536,223
            Company Guaranteed Notes
            10.250% October 1, 2013
    250,000 Charter Communications Operating  LLC #                      254,063
            Senior Notes
            8.375% April 30, 2014
    155,000 DirecTV                                                      145,700
            Senior Notes
            6.375% June 15, 2015
    655,000 DirecTV                                                      678,744
            Senior Notes
            8.375% March 15, 2013
  1,100,000 EchoStar DBS Corp                                          1,046,375
            Company Guaranteed Notes
            6.625% October 1, 2014
    765,000 EchoStar DBS Corp #                                          747,788
            Senior Notes
            7.000% October 1, 2013
    210,000 EchoStar DBS Corp #                                          202,913
            Company Guaranteed Notes
            7.125% February 1, 2016
    360,000 Hughes Network Systems LLC/HNS Finance Corp ^^ #             370,800
            Senior Notes
            9.500% April 15, 2014
    250,000 Insight Communications Co Inc +                              265,000
            Step Bond 0% - 12.250%
            6.700% February 15, 2011
    850,000 Kabel Deutschland GmbH #                                     911,625
            Company Guaranteed Notes
            10.625% July 1, 2014
    635,000 LodgeNet Entertainment Corp                                  679,450
            Senior Subordinated Debentures
            9.500% June 15, 2013
    210,000 Rainbow National Services LLC #                              224,700
            Senior Notes
            8.750% September 1, 2012
    415,000 Rainbow National Services LLC #                              468,950
            Senior Subordinated Debentures
            10.375% September 1, 2014
  1,290,000 Rogers Cable Inc                                           1,302,900
            Secured Notes
            6.750% March 15, 2015
     10,000 Rogers Cable Inc                                               9,400
            Secured Notes
            5.500% March 15, 2014
     15,000 Rogers Cable Inc                                              14,813
            Secured Notes
            6.250% June 15, 2013
    315,000 Sinclair Broadcast Group Inc                                 319,331
            Company Guaranteed Notes
            8.000% March 15, 2012
    400,000 Videotron                                                    379,000
            Notes
            6.375% December 15, 2015
    160,000 XM Satellite Radio Inc # ++                                  152,000
            Senior Notes
            11.220% May 1, 2013
    350,000 XM Satellite Radio Inc # ^^                                  336,000
            Senior Notes
            9.750% May 1, 2014
                                                                     $13,390,405

BUILDING MATERIALS --- 1.48%
    370,000 Associated Materials Inc                                     369,075
            Company Guaranteed Notes
            9.750% April 15, 2012
    895,000 Associated Materials Inc + ^^                                492,250
            Step Bond 0% - 11.250%
            16.890% March 1, 2014
  1,080,000 NTK Holdings Inc +                                           745,200
            Step Bond 0% - 10.750%
            6.010% March 1, 2014
    695,000 Nortek Inc                                                   656,775
            Senior Subordinated Notes
            8.500% September 1, 2014
                                                                      $2,263,300

CHEMICALS --- 2.90%
    200,000 ARCO Chemical Co                                             226,000
            Debentures
            9.800% February 1, 2020
    500,000 Equistar Chemicals LP                                        536,250
            Senior Notes
            10.625% May 1, 2011
    890,000 Georgia Gulf Corp #                                          883,806
            Senior Notes
            9.500% October 15, 2014
    303,000 Huntsman International LLC                                   307,545
            Senior Notes
            10.125% July 1, 2009
    110,000 Huntsman International LLC # ^^                              111,100
            Senior Subordinated Notes
            8.940% January 1, 2015
     40,000 Lyondell Chemical Co                                          44,000
            Company Guaranteed Notes
            10.500% June 1, 2013
    175,000 Lyondell Chemical Co                                         177,625
            Company Guaranteed Notes
            8.250% September 15, 2016
    210,000 Lyondell Chemical Co                                         212,625
            Company Guaranteed Notes
            8.000% September 15, 2014
    465,000 Lyondell Chemical Co                                         506,850
            Secured Notes
            11.125% July 15, 2012
    500,000 Millennium America Inc                                       515,000
            Company Guaranteed Notes
            9.250% June 15, 2008
    765,000 Montell Finance Co BV # ^^                                   707,625
            Company Guaranteed Notes
            8.100% March 15, 2027
    225,000 Westlake Chemical Corp                                       213,750
            Company Guaranteed Notes
            6.625% January 15, 2016
                                                                      $4,442,176

COMMUNICATIONS - EQUIPMENT --- 0.81%
  1,400,000 Lucent Technologies Inc                                    1,246,000
            Debentures
            6.450% March 15, 2029
                                                                      $1,246,000

COMPUTER HARDWARE & SYSTEMS --- 0.21%
    350,000 Activant Solutions Inc #                                     323,750
            Senior Subordinated Notes
            9.500% May 1, 2016
                                                                        $323,750

COMPUTER SOFTWARE & SERVICES --- 1.47%
    175,000 SunGard Data Systems Inc                                     181,125
            Senior Unsecured Notes
            9.125% August 15, 2013
  1,170,000 SunGard Data Systems Inc                                   1,205,100
            Senior Subordinated Notes
            10.250% August 15, 2015
    520,000 UGS Capital Corp II # ++                                     527,800
            Senior Notes
            10.380% June 1, 2011
    310,000 UGS Corp                                                     334,800
            Company Guaranteed Notes
            10.000% June 1, 2012
                                                                      $2,248,825

CONTAINERS --- 2.58%
    345,000 Berry Plastics Holding Corp #                                346,725
            Secured Notes
            8.875% September 15, 2014
    755,000 Graham Packaging Co Inc ^^                                   741,788
            Subordinated Notes
            9.875% October 15, 2014
    325,000 Graphic Packaging International Corp ^^                      332,313
            Senior Notes
            8.500% August 15, 2011
    425,000 Graphic Packaging International Corp ^^                      434,563
            Senior Notes
            9.500% August 15, 2013
  1,099,000 Owens-Brockway Glass Containers Inc                        1,129,223
            Company Guaranteed Notes
            8.875% February 15, 2009
    325,000 Plastipak Holdings Inc #                                     328,250
            Senior Notes
            8.500% December 15, 2015
    665,000 Smurfit-Stone Container Enterprises Inc                      638,400
            Senior Notes
            8.375% July 1, 2012
                                                                      $3,951,262

COSMETICS & PERSONAL CARE --- 0.25%
    375,000 Playtex Products Inc                                         389,063
            Secured Notes
            8.000% March 1, 2011
                                                                        $389,063

ELECTRIC COMPANIES --- 2.60%
    840,000 Allegheny Energy Supply Co LLC #                             915,600
            Bonds
            8.250% April 15, 2012
    400,000 Edison Mission Energy                                        411,000
            Senior Notes
            7.730% June 15, 2009
     90,000 Edison Mission Energy #                                       90,900
            Senior Notes
            7.500% June 15, 2013
    480,000 Edison Mission Energy # ^^                                   486,000
            Senior Notes
            7.750% June 15, 2016
     90,000 IPALCO Enterprises Inc                                        96,525
            Senior Secured Notes
            8.625% November 14, 2011
    325,000 Inergy LP/Inergy Finance Corp                                311,188
            Senior Notes
            6.875% December 15, 2014
    638,622 Midwest Generation LLC                                       678,536
            Pass Thru Certificates
            8.560% January 2, 2016
    890,000 Mission Energy Holding Co                                    993,463
            Secured Notes
            13.500% July 15, 2008
                                                                      $3,983,212

ELECTRONICS - SEMICONDUCTOR --- 0.46%
    405,000 Amkor Technology Inc ^^                                      338,175
            Convertible
            2.500% May 15, 2011
    600,000 Magnachip Semiconductor ^^                                   364,500
            Senior Subordinated Notes
            8.000% December 15, 2014
                                                                        $702,675

FINANCIAL SERVICES --- 6.03%
    170,000 ACE Cash Express Inc #                                       172,125
            Senior Notes
            10.250% October 1, 2014
    475,000 BCP Crystal US Holdings                                      515,375
            Senior Subordinated Notes
            9.625% June 15, 2014
    150,000 CitiSteel USA Inc #                                          160,875
            Secured Notes
            15.000% October 1, 2010
    190,000 CitiSteel USA Inc ++                                         196,175
            Notes
            11.170% September 1, 2010
    260,000 Ford Motor Credit Co                                         241,238
            Notes
            7.000% October 1, 2013
    300,000 Ford Motor Credit Co                                         292,163
            Notes
            7.875% June 15, 2010
    715,000 Ford Motor Credit Co                                         739,891
            Senior Notes
            9.875% August 10, 2011
    521,000 Ford Motor Credit Co # ++                                    544,393
            Senior Unsecured Notes
            9.460% June 15, 2011
    285,000 Ford Motor Credit Co ++                                      298,225
            Notes
            8.990% April 15, 2012
    960,000 General Motors Acceptance Corp                               950,210
            Notes
            6.875% August 28, 2012
  3,725,000 General Motors Acceptance Corp                             3,894,789
            Bonds
            8.000% November 1, 2031
    625,000 Hexion US Financial Corp/Hexion Nova Scotia Finance ULC ^^   637,500
            Secured Notes
            9.000% July 15, 2014
    575,000 JSG Funding PLC                                              606,625
            Senior Notes
            9.625% October 1, 2012
                                                                      $9,249,584

FOOD & BEVERAGES --- 1.28%
    680,000 Constellation Brands Inc                                     687,650
            Company Guaranteed Notes
            7.250% September 1, 2016
    625,000 Del Monte Corp                                               603,125
            Company Guaranteed Bonds
            6.750% February 15, 2015
    165,000 Dole Food Co Inc                                             161,288
            Senior Notes
            8.625% May 1, 2009
    545,000 Dole Food Co Inc                                             505,488
            Company Guaranteed Notes
            7.250% June 15, 2010
                                                                      $1,957,551

FOREIGN GOVERNMENTS --- 2.14%
    520,000 Government of Brazil                                         571,220
            Notes
            8.000% January 15, 2018
     50,000 Government of Brazil                                          57,500
            Bonds
            8.250% January 20, 2034
    155,000 Government of Brazil                                         184,605
            Notes
            8.750% February 4, 2025
    247,000 Government of Mexico                                         259,721
            Notes
            6.375% January 16, 2013
    235,000 Government of Mexico                                         282,000
            Notes
            8.125% December 30, 2019
    175,000 Government of Mexico                                         209,563
            Notes
            8.000% September 24, 2022
     50,000 Government of Panama                                          53,375
            Notes
            7.250% March 15, 2015
    110,000 Government of Panama                                         141,900
            Global Bonds
            9.375% April 1, 2029
     44,444 Government of Russia                                          46,671
            Unsubordinated Notes
            8.250% March 31, 2010
  1,320,000 Government of Russia +                                     1,473,252
            Step Bond 2.250% - 7.500%
            5.800% March 31, 2030
                                                                      $3,279,807

GOLD, METALS & MINING --- 1.13%
    375,000 Alpha Natural Resources LLC                                  403,125
            Company Guaranteed Notes
            10.000% June 1, 2012
    575,000 International Coal Group Inc # ^^                            546,250
            Senior Notes
            10.250% July 15, 2014
    345,000 International Steel Group Inc                                340,688
            Senior Notes
            6.500% April 15, 2014
    425,000 Rathgibson Inc #                                             438,000
            Senior Notes
            11.250% February 15, 2014
                                                                      $1,728,063

HEALTH CARE RELATED --- 4.98%
    450,000 AmeriPath Inc                                                477,000
            Company Guaranteed Notes
            10.500% April 1, 2013
    515,000 Community Health Systems Inc                                 492,469
            Senior Subordinated Notes
            6.500% December 15, 2012
    900,000 DaVita Inc                                                   884,250
            Senior Subordinated Notes
            7.250% March 15, 2015
    190,000 HCA Inc                                                      148,320
            Notes
            7.690% June 15, 2025
  1,520,000 HCA Inc                                                    1,084,161
            Debentures
            7.500% November 15, 2095
     20,000 HCA Inc                                                       16,925
            Notes
            6.300% October 1, 2012
     20,000 HCA Inc                                                       16,000
            Bonds
            6.500% February 15, 2016
    225,000 HCA Inc ^^                                                   181,688
            Notes
            6.375% January 15, 2015
    500,000 IASIS Healthcare                                             483,750
            Senior Subordinated Notes
            8.750% June 15, 2014
    665,000 Leiner Health Products Inc ^^                                643,388
            Senior Subordinated Notes
            11.000% June 1, 2012
    300,000 Psychiatric Solutions Inc                                    292,500
            Company Guaranteed Notes
            7.750% July 15, 2015
    259,000 Psychiatric Solutions Inc                                    281,663
            Senior Subordinated Notes
            10.625% June 15, 2013
    275,000 Tenet Healthcare Corp                                        264,688
            Senior Notes
            9.875% February 1, 2015
  1,800,000 Tenet Healthcare Corp                                      1,793,250
            Senior Notes
            9.875% July 1, 2014
    600,000 Triad Hospitals Inc                                          582,750
            Senior Subordinated Notes
            7.000% November 15, 2013
                                                                      $7,642,802

HOMEBUILDING --- 1.48%
     55,000 Beazer Homes USA Inc                                          49,775
            Company Guaranteed Notes
            6.875% July 15, 2015
    500,000 Beazer Homes USA Inc ^^                                      486,250
            Senior Notes
            8.125% June 15, 2016
    595,000 DR Horton Inc                                                623,502
            Company Guaranteed Bonds
            8.500% April 15, 2012
    790,000 K Hovnanian Enterprises Inc ^^                               784,075
            Senior Notes
            8.625% January 15, 2017
    345,000 K Hovnanian Enterprises Inc ^^                               322,144
            Company Guaranteed Notes
            7.500% May 15, 2016
                                                                      $2,265,746

HOTELS/MOTELS --- 2.61%
    550,000 Gaylord Entertainment Co                                     525,938
            Senior Notes
            6.750% November 15, 2014
    450,000 Hilton Hotels Corp                                           478,688
            Notes
            7.625% December 1, 2012
    720,000 Inn of the Mountain Gods                                     754,200
            Senior Notes
            12.000% November 15, 2010
    425,000 Las Vegas Sands Corp                                         398,969
            Senior Notes
            6.375% February 15, 2015
    800,000 MGM Mirage Inc                                               789,000
            Senior Notes
            6.750% September 1, 2012
    525,000 Starwood Hotels & Resorts Worldwide Inc                      551,250
            Company Guaranteed Notes
            7.875% May 1, 2012
    500,000 Turning Stone Casino Resort Enterprise #                     506,250
            Senior Notes
            9.125% December 15, 2010
                                                                      $4,004,295

HOUSEHOLD GOODS --- 1.51%
     55,000 American Greetings Corp                                       55,825
            Senior Unsecured Notes
            7.375% June 1, 2016
    210,000 Interface Inc                                                228,900
            Senior Notes
            10.375% February 1, 2010
     65,000 Norcraft Cos LP                                               65,894
            Senior Subordinated Notes
            9.000% November 1, 2011
    950,000 Norcraft Holdings +                                          769,500
            Step Bond 0% - 9.750%
            10.300% September 1, 2012
    500,000 Sealy Mattress Co                                            510,000
            Senior Subordinated Notes
            8.250% June 15, 2014
    225,000 Simmons Bedding Co  ^^                                       218,250
            Senior Subordinated Notes
            7.875% January 15, 2014
     50,000 Simmons Bedding Co + ^^                                       35,625
            Step Bond 0% - 10.000%
            10.370% December 15, 2014
    116,000 Spectrum Brands Inc                                           92,800
            Company Guaranteed Notes
            7.375% February 1, 2015
    385,000 Spectrum Brands Inc ^^                                       333,025
            Senior Subordinated Notes
            8.500% October 1, 2013
                                                                      $2,309,819

INDEPENDENT POWER PRODUCTS --- 2.52%
    775,000 AES China Generating Co Ltd                                  761,427
            Bonds
            8.250% June 26, 2010
    905,000 Mirant North America LLC                                     906,131
            Company Guaranteed Notes
            7.375% December 31, 2013
    225,000 NRG Energy Inc                                               223,313
            Company Guaranteed Notes
            7.250% February 1, 2014
  1,555,000 NRG Energy Inc                                             1,545,281
            Company Guaranteed Notes
            7.375% February 1, 2016
    380,000 Orion Power Holdings Inc                                     430,350
            Senior Notes
            12.000% May 1, 2010
                                                                      $3,866,502

INSURANCE RELATED --- 1.30%
    910,000 Crum & Forster Holdings Corp ^^                              932,750
            Senior Notes
            10.375% June 15, 2013
    225,000 Vanguard Health Holding I +                                  162,000
            Step Bond 11.130% - 11.250%
            11.240% October 1, 2015
    930,000 Vanguard Health Holding Co II                                902,100
            Senior Subordinated Notes
            9.000% October 1, 2014
                                                                      $1,996,850

INVESTMENT BANK/BROKERAGE FIRM --- 0.48%
    190,000 E*TRADE Financial Corp                                       194,275
            Senior Notes
            7.375% September 15, 2013
    515,000 E*TRADE Financial Corp ^^                                    542,038
            Senior Unsecured Notes
            7.875% December 1, 2015
                                                                        $736,313

LEISURE & ENTERTAINMENT --- 4.20%
     85,000 AMC Entertainment Inc                                         87,763
            Company Guaranteed Notes
            8.625% August 15, 2012
    885,000 AMC Entertainment Inc ^^                                     964,650
            Company Guaranteed Notes
            11.000% February 1, 2016
    325,000 Boyd Gaming Corp ^^                                          317,688
            Senior Subordinated Notes
            6.750% April 15, 2014
     35,000 Cinemark Inc                                                  27,913
            Senior Discount Notes
            9.750% March 15, 2014
    500,000 Herbst Gaming Inc ^^                                         510,625
            Senior Subordinated Notes
            8.125% June 1, 2012
    160,000 Isle of Capri Casinos Inc                                    152,000
            Senior Subordinated Notes
            7.000% March 1, 2014
     45,000 Isle of Capri Casinos Inc                                     46,969
            Company Guaranteed Notes
            9.000% March 15, 2012
    950,000 Mohegan Tribal Gaming                                        942,875
            Senior Subordinated Notes
            6.375% July 15, 2009
    375,000 Mohegan Tribal Gaming                                        388,125
            Senior Subordinated Notes
            8.000% April 1, 2012
    550,000 Penn National Gaming Inc                                     535,563
            Senior Subordinated Notes
            6.750% March 1, 2015
    500,000 Pinnacle Entertainment Inc                                   506,250
            Senior Subordinated Notes
            8.250% March 15, 2012
     60,000 River Rock Entertainment Authority                            63,750
            Senior Notes
            9.750% November 1, 2011
    575,000 Seneca Gaming Corp                                           575,000
            Senior Notes
            7.250% May 1, 2012
    975,000 Station Casinos Inc                                          912,844
            Senior Subordinated Notes
            6.500% February 1, 2014
    425,000 WMG Acquisition Corp                                         414,375
            Senior Subordinated Notes
            7.375% April 15, 2014
                                                                      $6,446,390

MACHINERY --- 0.86%
    800,000 Case New Holland Inc                                         848,000
            Senior Notes
            9.250% August 1, 2011
    470,000 Nell AF SARL # ^^                                            466,475
            Senior Notes
            8.375% August 15, 2015
                                                                      $1,314,475

MANUFACTURING --- 1.68%
    440,000 Jacuzzi Brands Inc                                           466,400
            Secured Notes
            9.625% July 1, 2010
    210,000 Koppers Inc                                                  227,325
            Company Guaranteed Notes
            9.875% October 15, 2013
    845,000 Metals USA Inc                                               925,275
            Secured Notes
            11.125% December 1, 2015
    397,000 Mueller Group Inc                                            431,241
            Senior Subordinated Notes
            10.000% May 1, 2012
    235,000 Mueller Holdings Inc +                                       206,800
            Step Bond 0% - 14.750%
            1.700% April 15, 2014
    225,000 Nutro Products Inc #                                         240,750
            Senior Subordinated Notes
            10.750% April 15, 2014
     80,000 Nutro Products Inc # ++                                       82,300
            Senior Notes
            8.440% October 15, 2013
                                                                      $2,580,091

MISCELLANEOUS --- 0.16%
    240,000 UCAR Finance Inc                                             252,000
            Company Guaranteed Bonds
            10.250% February 15, 2012
                                                                        $252,000

OFFICE EQUIPMENT & SUPPLIES --- 0.51%
    225,000 Xerox Capital Trust I                                        229,500
            Company Guaranteed Notes
            8.000% February 1, 2027
    560,000 Xerox Corp                                                   557,200
            Senior Notes
            6.400% March 15, 2016
                                                                        $786,700

OIL & GAS --- 8.54%
    180,000 Allis-Chalmers Energy Inc #                                  180,450
            Senior Notes
            9.000% January 15, 2014
    780,000 Belden & Blake Corp                                          801,450
            Secured Notes
            8.750% July 15, 2012
    550,000 Chaparral Energy Inc                                         545,875
            Senior Notes
            8.500% December 1, 2015
    385,000 Chesapeake Energy Corp                                       360,938
            Company Guaranteed Notes
            6.500% August 15, 2017
    295,000 Chesapeake Energy Corp                                       281,725
            Senior Notes
            6.375% June 15, 2015
    650,000 Chesapeake Energy Corp                                       642,688
            Senior Notes
            7.000% August 15, 2014
    100,000 Chesapeake Energy Corp                                        97,750
            Senior Notes
            6.875% January 15, 2016
     75,000 Chesapeake Energy Corp                                        72,375
            Company Guaranteed Notes
            6.625% January 15, 2016
    200,000 Chesapeake Energy Corp                                       185,500
            Company Guaranteed Notes
            6.250% January 15, 2018
    216,000 Dresser-Rand Group Inc                                       212,220
            Senior Subordinated Notes
            7.375% November 1, 2014
    600,000 EXCO Resources Inc                                           586,500
            Company Guaranteed Notes
            7.250% January 15, 2011
    895,000 El Paso Corp                                                 917,375
            Senior Notes
            7.800% August 1, 2031
    800,000 El Paso Corp ^^                                              830,000
            Notes
            7.875% June 15, 2012

    110,000 Encore Acquisition Co                                        100,650
            Senior Subordinated Notes
            6.000% July 15, 2015
    350,000 Enterprise Products Operating LP ++                          368,404
            Company Guaranteed Bonds
            7.600% August 1, 2066
    415,000 Forest Oil Corp                                              429,525
            Senior Notes
            8.000% December 15, 2011
    175,000 Hanover Compressor Co                                        185,500
            Senior Notes
            9.000% June 1, 2014
    715,000 Hanover Compressor Co                                        691,763
            Convertible
            4.750% March 15, 2008
    275,000 Holly Energy Partners LP                                     254,719
            Company Guaranteed Notes
            6.250% March 1, 2015
    270,000 Mariner Energy Inc #                                         257,850
            Senior Notes
            7.500% April 15, 2013
    370,000 Petrohawk Energy Corp #                                      371,850
            Senior Notes
            9.125% July 15, 2013
     20,000 Pogo Producing Co #                                           20,375
            Senior Subordinated Notes
            7.875% May 1, 2013
    765,000 Pogo Producing Co ^^                                         729,619
            Senior Subordinated Notes
            6.875% October 1, 2017
    185,000 Pride International Inc                                      190,550
            Senior Notes
            7.375% July 15, 2014
     30,000 SESI LLC #                                                    29,700
            Senior Notes
            6.875% June 1, 2014
     75,000 SemGroup LP #                                                 75,656
            Senior Notes
            8.750% November 15, 2015
    500,000 Stone Energy Corp                                            506,250
            Senior Subordinated Notes
            8.250% December 15, 2011
    459,000 Swift Energy Co                                              484,245
            Senior Subordinated Notes
            9.375% May 1, 2012
    550,000 Universal Compression Inc                                    554,125
            Senior Notes
            7.250% May 15, 2010
    270,000 Whiting Petroleum Corp                                       263,250
            Company Guaranteed Notes
            7.000% January 1, 2014
  1,705,000 Williams Cos Inc                                           1,866,975
            Notes
            8.750% March 15, 2032
                                                                     $13,095,852

PAPER & FOREST PRODUCTS --- 2.48%
    200,000 Abitibi-Consolidated Inc ^^                                  182,000
            Senior Notes
            8.375% April 1, 2015
    300,000 Abitibi-Consolidated Inc ^^                                  274,500
            Notes
            7.750% June 15, 2011
    765,000 Appleton Papers Inc                                          755,438
            Senior Subordinated Notes
            9.750% June 15, 2014
    750,000 Domtar Inc                                                   641,250
            Notes
            5.375% December 1, 2013
    810,000 NewPage Corp ^^                                              838,350
            Senior Subordinated Notes
            12.000% May 1, 2013
    500,000 Norske Skog Canada Ltd                                       491,250
            Company Guaranteed Notes
            8.625% June 15, 2011
    145,000 PH Glatfelter Co #                                           141,388
            Company Guaranteed Notes
            7.125% May 1, 2016
    180,000 Verso Paper Holdings LLC #                                   181,125
            Secured Notes
            9.125% August 1, 2014
    305,000 Verso Paper Holdings LLC # ^^                                302,713
            Senior Subordinated Notes
            11.375% August 1, 2016
                                                                      $3,808,014

PHARMACEUTICALS --- 0.21%
    340,000 Angiotech Pharmaceuticals Inc #                              323,000
            Senior Subordinated Notes
            7.750% April 1, 2014
                                                                        $323,000

POLLUTION CONTROL --- 0.48%
    125,000 Allied Waste North America Inc ^^                            127,813
            Senior Notes
            7.875% April 15, 2013
    569,000 Allied Waste North America Inc                               606,696
            Company Guaranteed Notes
            9.250% September 1, 2012
                                                                        $734,509

PRINTING & PUBLISHING --- 1.02%
    320,000 Dex Media West                                               345,600
            Senior Subordinated Notes
            9.875% August 15, 2013
    535,000 Houghton Mifflin Co +                                        466,788
            Step Bond 0% - 11.500%
            9.410% October 15, 2013
    470,000 PRIMEDIA Inc                                                 459,425
            Company Guaranteed Notes
            8.875% May 15, 2011

    300,000 Quebecor World Capital Corp # ^^                             288,750
            Senior Notes
            8.750% March 15, 2016
                                                                      $1,560,563

RAILROADS --- 0.48%
     90,000 Grupo Transportacion Ferroviaria Mexicana SA de CV            92,025
            Company Guaranteed Notes
            10.250% June 15, 2007
     30,000 Grupo Transportacion Ferroviaria Mexicana SA de CV            33,000
            Senior Notes
            12.500% June 15, 2012
    575,000 Grupo Transportacion Ferroviaria Mexicana SA de CV           609,500
            Senior Notes
            9.375% May 1, 2012
                                                                        $734,525

REAL ESTATE --- 1.65%
    500,000 FelCor Lodging LP REIT                                       529,375
            Company Guaranteed Notes
            8.500% June 1, 2011
     20,000 Forest City Enterprises Inc                                   20,400
            Senior Notes
            7.625% June 1, 2015
    600,000 Host Marriott LP REIT                                        607,500
            Senior Notes
            7.125% November 1, 2013
    380,000 Host Marriott LP REIT                                        374,775
            Senior Notes
            6.750% June 1, 2016
     25,000 Host Marriott LP REIT                                         24,250
            Senior Notes
            6.375% March 15, 2015
    410,000 Kimball Hill Homes Inc                                       370,025
            Senior Subordinated Notes
            10.500% December 15, 2012
    135,000 Ventas Realty LP REIT                                        138,881
            Company Guaranteed Notes
            7.125% June 1, 2015
    125,000 Ventas Realty LP REIT                                        124,219
            Senior Notes
            6.500% June 1, 2016
    335,000 Ventas Realty LP REIT                                        337,094
            Senior Notes
            6.750% April 1, 2017
                                                                      $2,526,519

RESTAURANTS --- 0.46%
    250,000 Carrols Corp                                                 255,000
            Company Guaranteed Notes
            9.000% January 15, 2013
    315,000 Denny's Corp Holdings Inc ^^                                 326,025
            Company Guaranteed Notes
            10.000% October 1, 2012

    115,000 EPL Finance Corp #                                           127,650
            Senior Unsecured Notes
            11.750% November 15, 2013
                                                                        $708,675

RETAIL --- 2.82%
    160,000 AutoNation Inc #                                             159,600
            Company Guaranteed Notes
            7.000% April 15, 2014
    130,000 AutoNation Inc # ++                                          131,625
            Company Guaranteed Notes
            7.250% April 15, 2013
    360,000 Blockbuster Inc ^^                                           330,300
            Senior Subordinated Notes
            9.000% September 1, 2012
    435,000 Brookstone Co Inc                                            395,850
            Secured Notes
            12.000% October 15, 2012
    605,000 Delhaize America Inc                                         708,690
            Company Guaranteed Bonds
            9.000% April 15, 2031
    385,000 FTD Inc                                                      379,225
            Company Guaranteed Notes
            7.750% February 15, 2014
    505,000 Neiman Marcus Group Inc                                      536,563
            Senior Unsecured Notes
            9.000% October 15, 2015
    480,000 Neiman Marcus Group Inc ^^                                   519,200
            Senior Subordinated Notes
            10.375% October 15, 2015
    290,000 Saks Inc                                                     297,975
            Company Guaranteed Bonds
            8.250% November 15, 2008
    900,000 Suburban Propane Partners LP                                 868,500
            Senior Notes
            6.875% December 15, 2013
                                                                      $4,327,528

SPECIALIZED SERVICES --- 5.83%
    570,000 Affinion Group Inc ^^                                        598,500
            Company Guaranteed Notes
            10.125% October 15, 2013
    525,000 Allied Security Escrow                                       525,000
            Senior Subordinated Notes
            11.375% July 15, 2011
    276,000 Ashtead Capital Inc #                                        287,040
            Notes
            9.000% August 15, 2016
    100,000 Avis Budget Car Rental #                                      97,000
            Senior Notes
            7.625% May 15, 2014
    365,000 CCM Merger Inc #                                             350,400
            Notes
            8.000% August 1, 2013
    150,000 Chukchansi Economic Development Authority #                  153,938
            Senior Notes
            8.000% November 15, 2013
    165,000 Compagnie Generale de Geophysique SA                         163,350
            Company Guaranteed Notes
            7.500% May 15, 2015
    275,000 Corrections Corp of America                                  269,500
            Senior Notes
            6.250% March 15, 2013
    565,000 Di Finance/Dyncorp International LLC                         584,775
            Senior Subordinated Notes
            9.500% February 15, 2013
    365,000 Education Management LLC #                                   368,650
            Senior Notes
            8.750% June 1, 2014
    324,000 Global Cash Finance Corp                                     340,200
            Senior Subordinated Notes
            8.750% March 15, 2012
    235,000 H&E Equipment Services Inc #                                 240,875
            Senior Notes
            8.375% July 15, 2016
  1,670,000 Hertz Corp # ^^                                            1,837,000
            Senior Subordinated Notes
            10.500% January 1, 2016
    550,000 Lamar Media Corp ^^                                          527,313
            Company Guaranteed Notes
            6.625% August 15, 2015
    640,000 Penhall International #                                      670,400
            Secured Notes
            12.000% August 1, 2014
    725,000 R H Donnelley Corp                                           726,813
            Senior Notes
            8.875% January 15, 2016
    300,000 R H Donnelley Corp                                           273,750
            Senior Discount Notes
            6.875% January 15, 2013
    175,000 R H Donnelley Corp                                           159,688
            Senior Discount Notes
            6.875% January 15, 2013
    150,000 Service Corp International #                                 150,938
            Senior Notes
            7.375% October 1, 2014
    220,000 Service Corp International #                                 221,375
            Senior Notes
            7.625% October 1, 2018
     95,000 Vertis Inc                                                    95,831
            Secured Notes
            9.750% April 1, 2009
    300,000 Visant Holding Corp #                                        301,875
            Senior Notes
            8.750% December 1, 2013
                                                                      $8,944,211

TELEPHONE & TELECOMMUNICATIONS --- 6.64%
    325,000 American Tower Corp                                          333,125
            Senior Notes
            7.125% October 15, 2012
    270,000 American Tower Corp                                          277,425
            Senior Notes
            7.500% May 1, 2012
    575,000 Cincinnati Bell Inc                                          563,500
            Company Guaranteed Notes
            7.000% February 15, 2015
    140,000 Cincinnati Bell Inc ^^                                       141,400
            Senior Subordinated Notes
            8.375% January 15, 2014
     85,000 Cincinnati Bell Telephone Co                                  73,525
            Company Guaranteed Notes
            6.300% December 1, 2028
    465,000 Citizens Communications Co                                   498,713
            Senior Notes
            9.000% August 15, 2031
    505,000 Hawaiian Telcom Communications Inc ^^                        530,250
            Senior Subordinated Notes
            12.500% May 1, 2015
    205,000 Intelsat Bermuda Ltd                                         179,375
            Notes
            7.625% April 15, 2012
  1,065,000 Intelsat Bermuda Ltd #                                     1,131,563
            Senior Notes
            11.250% June 15, 2016
    535,000 Intelsat Bermuda Ltd #                                       562,419
            Company Guaranteed Notes
            9.250% June 15, 2016
    825,000 LCI International Inc                                        827,063
            Senior Notes
            7.250% June 15, 2007
    585,000 NTL Cable PLC ^^                                             606,938
            Senior Notes
            8.750% April 15, 2014
    340,000 Nordic Telephone Co Holdings #                               357,425
            Senior Notes
            8.875% May 1, 2016
     10,000 Qwest Communications International Inc                        10,025
            Company Guaranteed Notes
            7.500% February 15, 2014
    965,000 Qwest Corp                                                   880,563
            Debentures
            6.875% September 15, 2033
    685,000 Qwest Corp #                                                 707,263
            Senior Notes
            7.500% October 1, 2014
    165,000 Qwest Corp +                                                 180,056
            Step Bond 8.875% - 9.125%
            6.840% March 15, 2012
    125,000 Rogers Wireless Inc                                          132,813
            Senior Subordinated Notes
            8.000% December 15, 2012
     80,000 Rogers Wireless Inc                                           83,700
            Secured Notes
            7.250% December 15, 2012
  1,055,000 Rural Cellular Corp                                        1,099,838
            Senior Notes
            9.875% February 1, 2010
     75,000 Wind Acquisition Finance SA #                                 82,781
            Company Guaranteed Notes
            10.750% December 1, 2015
    870,000 Windstream Corp #                                            930,900
            Senior Notes
            8.625% August 1, 2016
                                                                     $10,190,660

TEXTILES --- 0.64%
    650,000 Levi Strauss & Co                                            674,375
            Senior Notes
            9.750% January 15, 2015
     20,000 Levi Strauss & Co ^^                                          19,900
            Senior Notes
            8.875% April 1, 2016
    275,000 Oxford Industries Inc                                        280,500
            Senior Notes
            8.875% June 1, 2011
                                                                        $974,775

TOBACCO --- 0.09%
    130,000 Alliance One International Inc                               132,600
            Company Guaranteed Notes
            11.000% May 15, 2012
                                                                        $132,600

TRANSPORTATION --- 0.78%
     80,000 GulfMark Offshore Inc                                         80,400
            Company Guaranteed Notes
            7.750% July 15, 2014
    215,000 OMI Corp                                                     217,150
            Senior Notes
            7.625% December 1, 2013
    850,000 Teekay Shipping Corp                                         896,750
            Senior Notes
            8.875% July 15, 2011
                                                                      $1,194,300

UTILITIES --- 3.27%
    105,000 AES Corp                                                     109,200
            Senior Notes
            7.750% March 1, 2014
    150,000 AES Corp                                                     160,500
            Senior Notes
            8.875% February 15, 2011
  1,115,000 AES Corp #                                                 1,201,413
            Secured Notes
            9.000% May 15, 2015
  1,700,000 ANR Pipeline Inc                                           2,091,645
            Debentures
            9.625% November 1, 2021
    765,000 Dynegy Holdings Inc                                          778,388
            Senior Unsecured Notes
            8.375% May 1, 2016
    665,000 Transcontinental Gas Pipe Line Corp                          681,625
            Notes
            7.000% August 15, 2011
                                                                      $5,022,771

TOTAL BONDS --- 96.87%                                              $148,603,958
(Cost $148,982,470)

COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

FOREIGN GOVERNMENTS --- 0.00%
             Government of Mexico * (warrants)
        100 (exercise date of 10/10/06 at $25.00)                          2,700
        100 (exercise date of 11/09/06 at $22.50)                          2,800

TOTAL COMMON STOCK --- 0.00%                                              $5,500
(Cost $4,750)

PREFERRED STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

OIL & GAS --- 0.15%
        905 Chesapeake Energy Corp                                       226,589
                                                                        $226,589

TOTAL PREFERRED STOCK --- 0.15%                                         $226,589
(Cost $227,377)

REPURCHASE AGREEMENTS

  4,563,000  Repurchase agreement(Principal Amount/Value              $4,563,000
             $4,563,000 with a maturity value of $4,565,004) with Merrill Lynch, 5.27%, dated 09/29/06, to be repurchased at $4,565,004 on 10/02/06, collateralized by Resolution
                   Funding, 0.00%, 7/15/17-4/15/27, with a value of $4,565,004.

TOTAL SHORT-TERM INVESTMENTS --- 2.97%                                $4,563,000
(Cost $4,563,000)

TOTAL MAXIM SALOMON BROTHERS HIGH YIELD BOND PORTFOLIO --- 100%     $153,399,047
(Cost $153,777,597)

Legend
* Non-income Producing Security.
# Securities are registered pursuant to Rule 144A and may be deemed restricted for resale. Aggregate cost, fair value and percent of net assets of these restricted securities held at September 30, 2006 were $24,874,598, $25,264,490 and 16.29%, respectively.
** Security in default at September 30, 2006.
~ For zero coupon bond, the interest rate shown is the effective yield on date of purchase.
+ Denotes a step bond: a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of September 30, 2006.
++ Represents the current interest rate for variable rate security.
REIT - Real Estate Investment Trust
^^ A portion or all of the security is on loan at September 30, 2006.


Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

Foreign securities are valued at the closing price on the security's primary exchange. If the closing price is not available, the current bid will be used. Foreign equity securities are also subject to a fair value pricing review daily (see below). Foreign exchange rates are valued utilizing the New York closing rates.

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio's net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio invests in high yield bonds, some of which may be rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

At September 30, 2006, the U.S. Federal income tax cost basis was $153,829,304. The Maxim Salomon Brothers High Yield Bond Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $2,446,200 and gross depreciation of securities in which there was an excess of tax cost over value of $2,876,457, resulting in net depreciation of $430,257.

MAXIM SERIES FUND, INC.

MAXIM SHORT DURATION BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006
UNAUDITED

BONDS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 0.80%
    250,000 United Technologies Corp                                     244,160
            Notes
            4.375% May 1, 2010
                                                                        $244,160

AGENCY --- 42.30%
  1,942,339 Fannie Mae                                                 1,915,025
            5.500% December 1, 2035
  1,425,648 Fannie Mae                                                 1,425,003
            5.500% April 1, 2021
  2,982,438 Fannie Mae                                                 2,999,211
            6.000% October 1, 2035
    280,000 Fannie Mae **                                                297,787
            6.625% November 15, 2010
    200,000 Fannie Mae ** ^^                                             214,060
            7.250% January 15, 2010
  2,876,338 Fannie Mae ++                                              2,882,001
            5.330% April 1, 2036
    763,220 Fannie Mae ++                                                767,360
            3.450% March 1, 2034
  1,336,738 Freddie Mac                                                1,323,780
            5.000% July 1, 2011
    210,000 Freddie Mac **                                               219,546
            6.625% September 15, 2009
    921,122 Freddie Mac ++                                               912,765
            5.000% July 1, 2035
                                                                     $12,956,538

AGENCY ASSET BACKED --- 0.66%
    201,465 Fannie Mae ++                                                201,706
            Series 2004-T9 Class A1
            5.350% April 25, 2035
                                                                        $201,706

AGENCY MORTGAGE BACKED --- 14.29%
    801,610 Fannie Mae ++                                                801,796
            Series 2004-90 Class F
            5.630% November 25, 2034
  1,483,631 Freddie Mac                                                1,445,849
            Series R001 Class AE
            4.375% April 15, 2015
    467,341 Freddie Mac ++                                               469,146
            Series 3032 Class FP
            5.420% August 15, 2035

  1,657,857 Freddie Mac ++                                             1,659,627
            Series 2637 Class FA
            5.620% June 15, 2018
                                                                      $4,376,418

BROADCAST/MEDIA --- 0.79%
    250,000 EW Scripps Co                                                240,579
            Senior Notes
            4.300% June 30, 2010
                                                                        $240,579

CHEMICALS --- 1.57%
    500,000 Dow Chemical #                                               481,298
            Pass Thru Certificates
            4.027% September 30, 2009
                                                                        $481,298

COMMERCIAL MORTGAGE BACKED --- 13.87%
  1,177,084 Banc of America Commercial Mortgage Inc                    1,147,151
            Series 2003-2 Class A1
            3.411% March 11, 2041
  1,000,000 Bear Stearns Commercial Mortgage Securities Inc            1,016,626
            Series 1998-C1 Class A2
            6.440% June 16, 2030
  1,067,321 LB-UBS Commercial Mortgage Trust                           1,039,982
            Series 2003-C1 Class A1
            2.720% March 15, 2027
  1,000,000 Salomon Brothers Mortgage Securities VII                   1,042,816
            Series 2001-C1 Class A3
            6.428% December 18, 2035
                                                                      $4,246,575

COMPUTER SOFTWARE & SERVICES --- 0.81%
    250,000 Oracle Corp                                                  247,612
            Notes
            5.000% January 15, 2011
                                                                        $247,612

ELECTRIC COMPANIES --- 1.62%
    250,000 Carolina Power & Light Co                                    254,083
            Senior Notes
            5.950% March 1, 2009
    250,000 Public Service Electric & Gas Co                             243,594
            1st Mortgage
            4.000% November 1, 2008
                                                                        $497,677

FINANCIAL SERVICES --- 2.36%
    250,000 CIT Group Inc                                                239,573
            Senior Notes
            3.375% April 1, 2009
    250,000 Caterpillar Financial Services Corp                          241,270
            Notes
            3.450% January 15, 2009

    250,000 Citigroup Inc                                                242,501
            Senior Notes
            4.125% February 22, 2010
                                                                        $723,344

FOOD & BEVERAGES --- 1.59%
    250,000 Coca-Cola Enterprises Inc                                    245,180
            Notes
            4.375% September 15, 2009
    250,000 Wm Wrigley Jr Co                                             242,983
            Senior Unsecured Notes
            4.300% July 15, 2010
                                                                        $488,163

INVESTMENT BANK/BROKERAFE FIRM --- 0.83%
    250,000 Merrill Lynch & Co Inc                                       254,150
            Global Notes
            6.000% February 17, 2009
                                                                        $254,150

OIL & GAS --- 1.24%
    300,000 BP Capital Markets PLC ^^                                    296,426
            Notes
            2.625% March 15, 2007
     83,333 PEMEX Finance Ltd                                             83,798
            Notes
            8.450% February 15, 2007
                                                                        $380,224

OTHER ASSET-BACKED --- 8.17%
  1,000,000 Bank of America Credit Card Trust ++                         999,248
            Series 2006-C4 Class C4
            5.670% November 15, 2011
  1,000,000 John Deere Owner Trust                                     1,010,526
            Series 2006-A Class A4
            5.390% June 17, 2013
    500,000 MBNA Credit Card Master Note Trust                           491,741
            Series 2005-A6 Class A6
            4.500% January 15, 2013
                                                                      $2,501,515

PERSONAL LOANS --- 0.81%
    250,000 American Express Credit Corp                                 249,146
            Notes
            5.000% December 2, 2010
                                                                        $249,146

RETAIL --- 1.67%
    250,000 CVS Corp                                                     241,122
            Notes
            4.000% September 15, 2009
    250,000 Target Corp                                                  270,262
            Notes
            7.500% August 15, 2010
                                                                        $511,384


U.S. GOVERNMENTS --- 4.00%
    230,000 United States of America ^^                                  234,070
            5.000% February 15, 2011
  1,000,000 United States of America ^^                                  989,961
            4.500% February 15, 2016
                                                                      $1,224,031

TOTAL BONDS --- 97.38%                                               $29,824,520
(Cost $29,928,868)

JOINT REPURCHASE AGREEMENTS

  802,000         Undivided interest of 3.8% in joint repurchase         802,000
                  agreement(Principal Amount/Value $21,295,000 with a maturity value of $21,304,228) with Merrill Lynch, 5.20%, dated 09/29/06, to be repurchased at $802,348 on 10/02/06, collateralized by U.S. Agency Mortgages, 5.0%-7.5%, 11/1/17-8/1/36, with a value of $21,721,459.


TOTAL SHORT-TERM INVESTMENTS --- 2.62%                                  $802,000
(Cost $802,000)

TOTAL MAXIM SHORT DURATION BOND PORTFOLIO --- 100%                   $30,626,520
(Cost $30,730,868)

Legend
# Securities are registered pursuant to Rule 144A and may be deemed to be restricted for resale. Aggregate cost, fair value and percent of net assets of these restricted securities held at September 30, 2006 were $493,118, $481,298 and 1.56%, respectively.

** Security is an agency note with maturity date and interest rate indicated. ++ Represents the current interest rate for variable rate security.
^^ A portion or all of the security is on loan at September 30, 2006.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio's net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

At September 30, 2006, the U.S. Federal income tax cost basis was $30,707,494. The Maxim Short Duration Bond Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $90,023 and gross depreciation of securities in which there was an excess of tax cost over value of $170,997, resulting in net depreciation of $80,974.

MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006
UNAUDITED

BONDS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

AGENCY --- 74.33%
  5,913,019 Fannie Mae                                                 5,830,791
            5.500% June 1, 2036
  3,012,592 Fannie Mae                                                 2,975,571
            5.500% February 1, 2035
  7,338,916 Fannie Mae                                                 7,250,694
            5.500% July 1, 2033
  7,005,184 Fannie Mae                                                 6,903,210
            5.000% August 1, 2018
  2,782,805 Fannie Mae                                                 2,749,353
            5.500% September 1, 2033
    830,254 Fannie Mae                                                   833,391
            6.000% February 1, 2033
    474,785 Fannie Mae                                                   491,106
            7.000% February 1, 2031
    522,346 Fannie Mae                                                   540,302
            7.000% September 1, 2031
    982,139 Fannie Mae                                                 1,015,703
            7.000% December 1, 2031
  4,550,975 Fannie Mae                                                 4,674,349
            6.500% January 1, 2032
  1,983,642 Fannie Mae                                                 2,037,417
            6.500% December 1, 2031
    497,508 Fannie Mae                                                   514,455
            7.000% January 1, 2032
  1,964,053 Fannie Mae                                                 2,017,220
            6.500% February 1, 2032
  2,155,831 Fannie Mae                                                 2,219,449
            6.500% February 1, 2017
  1,621,609 Fannie Mae                                                 1,627,652
            6.000% February 1, 2032
  1,420,837 Fannie Mae                                                 1,445,480
            6.000% March 1, 2017
  1,992,324 Fannie Mae                                                 1,963,995
            5.500% February 1, 2036
    473,149 Fannie Mae                                                   466,274
            5.000% June 1, 2018
      6,643 Fannie Mae                                                     6,963
            7.500% November 1, 2024
     77,858 Fannie Mae                                                    83,446
            8.500% August 1, 2021
  1,919,977 Fannie Mae                                                 1,895,204
            5.500% October 1, 2034
    341,554 Fannie Mae                                                   345,411
            6.000% May 1, 2013

    207,788 Fannie Mae                                                   227,276
            9.500% September 1, 2020
    112,660 Fannie Mae                                                   120,587
            8.500% November 1, 2026
    545,268 Fannie Mae                                                   560,007
            6.500% April 1, 2032
  5,719,763 Fannie Mae                                                 5,637,541
            5.000% May 1, 2018
  3,339,109 Fannie Mae                                                 3,304,153
            5.500% November 1, 2033
  2,713,968 Fannie Mae                                                 2,681,885
            5.500% December 1, 2033
    790,585 Fannie Mae                                                   780,384
            5.500% April 1, 2034
  2,952,015 Fannie Mae                                                 2,916,037
            5.500% January 1, 2035
  2,936,693 Fannie Mae                                                 2,897,002
            5.500% April 1, 2035
    354,058 Fannie Mae                                                   348,991
            5.500% August 1, 2035
    909,706 Fannie Mae                                                   896,687
            5.500% November 1, 2035
     15,117 Fannie Mae                                                    16,541
            9.500% March 1, 2020
    473,273 Fannie Mae                                                   476,764
            6.000% January 1, 2033
  4,216,032 Fannie Mae                                                 4,224,853
            5.500% April 1, 2018
  1,254,944 Fannie Mae                                                 1,241,120
            5.500% April 1, 2033
     49,931 Fannie Mae                                                    53,551
            8.500% August 1, 2024
    288,701 Fannie Mae                                                   291,962
            6.000% June 1, 2013
    245,498 Fannie Mae                                                   250,978
            6.500% July 1, 2014
    328,317 Fannie Mae                                                   329,046
            5.500% January 1, 2018
  2,123,575 Fannie Mae                                                 2,051,768
            4.500% May 1, 2019
 18,126,522 Fannie Mae                                                17,428,951
            5.000% September 1, 2035
  4,983,783 Fannie Mae                                                 4,913,698
            5.500% January 1, 2036
    180,231 Fannie Mae ++                                                179,996
            5.160% October 1, 2043
  2,017,711 Fannie Mae ++                                              1,995,491
            5.140% September 1, 2034
  1,000,000 Federal Home Loan Bank ** ^^                                 976,373
            4.500% November 15, 2012
  5,600,000 Federal Home Loan Bank ** ^^                               5,697,423
            5.250% June 18, 2014
  1,100,000 Federal Home Loan Bank ** ^^                               1,051,256
            3.000% April 15, 2009
  1,444,493 Freddie Mac                                                1,396,073
            4.500% April 1, 2018

  1,139,391 Freddie Mac                                                1,126,878
            5.500% June 1, 2033
    981,243 Freddie Mac                                                  967,258
            5.000% December 1, 2017
    842,223 Freddie Mac                                                  790,004
            4.500% August 1, 2033
  3,287,683 Freddie Mac                                                3,251,576
            5.500% May 1, 2033
    913,631 Freddie Mac                                                  880,869
            4.500% September 1, 2020
     33,963 Freddie Mac                                                   37,943
            11.000% June 1, 2020
    119,923 Freddie Mac                                                  134,239
            11.000% August 1, 2020
  1,238,249 Freddie Mac                                                1,224,650
            5.500% December 1, 2033
    382,615 Freddie Mac                                                  378,848
            5.500% July 1, 2034
 14,763,115 Freddie Mac                                               14,206,415
            5.000% August 1, 2035
  1,739,962 Freddie Mac                                                1,721,475
            5.500% February 1, 2035
    434,760 Freddie Mac                                                  418,864
            5.000% May 1, 2035
    106,156 Freddie Mac                                                  114,909
            9.000% December 1, 2014
     15,064 Freddie Mac                                                   15,810
            10.250% October 1, 2010
     38,847 Freddie Mac                                                   42,272
            9.500% June 1, 2020
  3,936,124 Freddie Mac                                                3,941,045
            6.000% March 1, 2036
  4,744,629 Freddie Mac                                                4,750,559
            6.000% June 1, 2036
  1,115,145 Freddie Mac                                                1,077,800
            4.500% March 1, 2018
  1,822,675 Freddie Mac                                                1,761,515
            4.500% May 1, 2018
  4,325,364 Freddie Mac                                                4,178,061
            4.500% March 1, 2019
  2,213,953 Freddie Mac                                                2,138,077
            4.500% April 1, 2019
  8,424,794 Freddie Mac                                                8,332,268
            5.500% August 1, 2033
    660,963 Freddie Mac                                                  654,869
            5.500% October 1, 2033
  1,174,956 Freddie Mac                                                1,163,941
            5.500% November 1, 2033
     19,795 Freddie Mac                                                   21,043
            9.500% September 1, 2020
    110,507 Freddie Mac                                                  109,669
            6.000% February 1, 2009
    712,393 Freddie Mac                                                  714,285
            5.500% March 1, 2017
    699,589 Freddie Mac                                                  711,067
            6.000% April 1, 2017

 27,211,990 Freddie Mac                                               27,375,708
            6.000% July 1, 2036
  3,728,720 Freddie Mac                                                3,684,482
            5.500% October 1, 2034
  9,909,437 Freddie Mac                                               10,102,980
            6.500% July 1, 2036
  2,644,914 Freddie Mac                                                2,617,225
            5.500% September 1, 2033
    126,278 Freddie Mac                                                  141,353
            11.000% July 1, 2020
    110,035 Freddie Mac                                                  120,026
            9.500% April 1, 2025
    828,479 Freddie Mac                                                  854,369
            7.000% September 1, 2032
    778,168 Freddie Mac                                                  799,689
            6.500% January 1, 2032
    488,946 Freddie Mac                                                  509,497
            7.500% March 1, 2032
  1,286,453 Freddie Mac                                                1,272,324
            5.500% January 1, 2034
     98,630 Ginnie Mae                                                   102,127
            7.500% October 15, 2013
  6,922,459 Ginnie Mae                                                 6,738,759
            5.000% June 15, 2033
     34,197 Ginnie Mae                                                    36,672
            9.000% July 15, 2018
     13,384 Ginnie Mae II                                                 14,090
            8.000% November 20, 2023
     40,564 Ginnie Mae II                                                 41,984
            7.500% October 20, 2028
      7,766 Ginnie Mae II                                                  8,421
            9.500% May 20, 2022
      3,314 Ginnie Mae II                                                  3,566
            8.500% December 20, 2025
      4,111 Ginnie Mae II                                                  4,394
            8.500% May 20, 2026
      6,287 Ginnie Mae II                                                  6,719
            8.500% July 20, 2026
  2,016,584 Ginnie Mae II                                              1,952,067
            5.000% February 20, 2034
     22,174 Ginnie Mae II                                                 22,950
            7.500% December 20, 2028
      5,562 Ginnie Mae II                                                  5,865
            8.000% August 20, 2025
      7,384 Ginnie Mae II                                                  7,892
            8.500% January 20, 2026
      2,521 Ginnie Mae II                                                  2,695
            8.500% June 20, 2026
     32,761 Ginnie Mae II                                                 35,015
            8.500% December 20, 2026
  2,084,028 Ginnie Mae II                                              2,019,616
            5.000% October 20, 2033
  1,921,222 Ginnie Mae II                                              1,858,593
            5.000% December 20, 2035
  1,192,391 Ginnie Mae II                                              1,180,831
            5.500% February 20, 2035

  2,259,773 Ginnie Mae II                                              2,239,495
            5.500% November 20, 2034
                                                                    $229,459,443

AGENCY MORTGAGE BACKED --- 8.81%
  4,000,000 Fannie Mae                                                 3,913,168
            Series 2003-24 Class VM
            5.500% November 25, 2021
    967,987 Fannie Mae                                                   969,012
            Series 2004-W1 Class 1A7
            5.681% November 25, 2043
     25,855 Fannie Mae ++                                                 25,864
            Series 2004-W8 Class 1AF
            5.600% June 25, 2044
  2,000,000 Freddie Mac                                                1,973,281
            Series 2843 Class VB
            5.500% August 15, 2023
  1,697,338 Freddie Mac                                                1,682,571
            Series R003 Class AG
            5.125% October 15, 2015
  1,155,605 Freddie Mac                                                1,140,573
            Series 2974 Class VM
            5.000% May 15, 2016
  6,291,346 US Department of Veterans Affairs                          6,291,346
            Series 2003-2 Class D
            5.000% November 15, 2023
  2,465,840 US Department of Veterans Affairs                          2,528,738
            Series 2002-1 Class 1A
            6.000% October 15, 2031
  2,500,000 US Department of Veterans Affairs                          2,507,422
            Series 2003-1 Class E
            5.750% April 15, 2027
  4,000,000 US Department of Veterans Affairs                          4,062,656
            Series 2003-1 Class G
            5.750% March 15, 2030
  2,089,650 US Department of Veterans Affairs ++                       2,093,503
            Series 1993-3 Class 1
            5.770% September 15, 2023
                                                                     $27,188,134

COMMERCIAL MORTGAGE BACKED --- 4.74%
  1,000,000 Banc of America Commercial Mortgage Inc                      991,817
            Series 2005-1 Class A3
            4.877% November 10, 2042
  2,000,000 GS Mortgage Securities Corp II                             1,941,965
            Series 2005-GG4 Class AABA
            4.680% July 10, 2039
  3,765,246 JP Morgan Chase Commercial Mortgage Securities Co          3,699,379
            Series 2004-C2 Class A1
            4.278% May 15, 2041
  1,000,000 Morgan Stanley Capital I ++                                  995,300
            Series 2005-IQ10 Class AAB
            5.290% September 15, 2042
  3,000,000 Salomon Brothers Mortgage Securities VII                   3,128,447
            Series 2001-C1 Class A3
            6.428% December 18, 2035

  4,000,000 Wachovia Bank Commerical Mortgage Trust                    3,862,514
            Series 2004-C10 Class A4
            4.748% February 15, 2041
                                                                     $14,619,422

OTHER ASSET-BACKED --- 0.97%
  2,000,000 Citicorp Residential Mortgage Securities                   2,000,000
            Series 2006-2 Class A6
            5.665% September 25, 2036
  1,000,000 Citicorp Residential Mortgage Securities Inc               1,009,550
            Series 2006-1 Class A6
            5.836% July 25, 2036
                                                                      $3,009,550

SUPRANATIONALS --- 1.00%
  5,000,000 International Bank for Reconstruction & Development ~      3,082,415
            Zero Coupon
            4.830% February 15, 2016
                                                                      $3,082,415

U.S. GOVERNMENTS --- 7.51%
  1,000,000 United States of America ^^                                1,057,188
            5.250% November 15, 2028
  1,100,000 United States of America ^^                                1,056,559
            3.875% February 15, 2013
  1,500,000 United States of America ^^                                1,468,359
            4.250% August 15, 2013
  4,400,000 United States of America ^^                                4,258,892
            3.625% June 15, 2010
  1,000,000 United States of America ^^                                1,011,484
            4.875% May 31, 2011
  3,000,000 United States of America ^^                                3,112,032
            5.125% May 15, 2016
  8,400,000 United States of America ^^                                8,040,707
            4.000% February 15, 2015
  3,000,000 United States of America ^^                                3,172,266
            5.250% February 15, 2029
                                                                     $23,177,487

WHOLE LOAN --- 1.38%
  4,303,949 ABN AMRO Mortgage Corp                                     4,259,631
            Series 2003-13 Class A2
            5.500% February 25, 2018
                                                                      $4,259,631

TOTAL BONDS --- 98.74%                                              $304,796,082
(Cost $308,888,075)

JOINT REPURCHASE AGREEMENTS

  1,898,000       Undivided interest of 8.9% in joint repurchase       1,898,000
                  agreement(Principal Amount/Value $21,295,000 with a maturity value of $21,304,228) with Merrill Lynch, 5.20%, dated
                  09/29/06, to be repurchased at $1,898,822 on 10/02/06,
                  collateralized by U.S. Agency Mortgages, 5.0%-7.5%,
                  11/1/17-8/1/36, with a value of $21,721,459.
  2,000,000       Undivided interest of 100% in joint repurchase 2,000,000
                  agreement(Principal Amount/Value $2,000,000 with a maturity value of $2,004,864) with Merrill Lynch, 5.15%, dated
                  09/29/06/, to be repurchased at $2,004,864 on 10/12/06,
                  collateralized by Fannie Mae, 6.0%, 12/01/34, with a value of $2,042,609.

TOTAL SHORT-TERM INVESTMENTS --- 1.26%                                $3,898,000
(Cost $3,898,000)

TOTAL MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO --- 100%           $308,694,082
(Cost $312,786,075)

Legend
** Security is an agency note with maturity date and interest rate indicated. ++ Represents the current interest rate for variable rate security.
~ For zero coupon bond, the interest rate shown is the effective yield on date of purchase.
^^ A portion or all of the security is on loan at September 30, 2006.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio's net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

At September 30, 2006, the U.S. Federal income tax cost basis was $312,625,802. The Maxim U.S. Government Securities Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $1,632,888 and gross depreciation of securities in which there was an excess of tax cost over value of $5,564,608, resulting in net depreciation of $3,931,720.

MAXIM SERIES FUND, INC.

MAXIM AGGRESSIVE PROFILE I PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006
UNAUDITED

COMMON STOCK
Shares                                                                        Value ($)
--------------------------------------------------------------------------------------------
924,555             Maxim Ariel MidCap Value Portfolio                   $       21,569,864
614,849             Maxim Ariel Small-Cap Value Portfolio                         8,097,556
566,283             Maxim Bernstein International Equity Portfolio                8,630,161
407,389             Maxim INVESCO ADR Portfolio                                   8,563,317
752,370             Maxim Janus Large Cap Growth Portfolio                       10,420,323
362,799             Maxim Loomis Sayles Small-Cap Value Portfolio                 7,876,377
530,293             Maxim MFS(R) International Growth Portfolio                   8,558,937
809,270             Maxim T. Rowe Price Equity/Income Portfolio                  15,805,037
574,969             Maxim T. Rowe Price MidCap Growth Portfolio                  10,429,938
315,575             Maxim Trusco Small-Cap Growth Portfolio                       5,203,829
                                                                           -----------------

Total Aggressive Profile I Portfolio                                     $      105,155,339
                                                                           =================
(Cost of Investments $95,436,674)

MAXIM SERIES FUND, INC.

MAXIM CONSERVATIVE PROFILE I PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006
UNAUDITED


COMMON STOCK
Shares                                                                              Value ($)
--------------------------------------------------------------------------------------------------
       8,837,256 *(1) Great-West Life & Annuity Contract                       $        9,199,045
          93,814      Maxim Ariel MidCap Value Portfolio                                2,188,675
          46,012      Maxim Bernstein International Equity Portfolio                      701,229
         432,125      Maxim Federated Bond Portfolio                                    4,191,612
         390,674      Maxim Global Bond Portfolio                                       4,129,421
          33,141      Maxim INVESCO ADR Portfolio                                         696,620
         305,292      Maxim Janus Large Cap Growth Portfolio                            4,228,290
          42,879      Maxim MFS(R) International Growth Portfolio                         692,071
         614,650      Maxim Salomon Brothers High Yield Bond Portfolio                  6,324,751
         321,994      Maxim Short Duration Bond Portfolio                               3,132,997
         109,476      Maxim T. Rowe Price Equity/Income Portfolio                       2,138,067
         360,798      Maxim U.S. Government Securities Portfolio                        4,185,257
                                                                                 -----------------

Total Conservative Profile I Portfolio                                         $       41,808,035
                                                                                 =================
(Cost of Investments $40,626,814)

MAXIM SERIES FUND, INC.

MAXIM MODERATE PROFILE I PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006
UNAUDITED


COMMON STOCK
Shares                                                                         Value ($)
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
       36,097,603 *(1)Great-West Life & Annuity Contract                  $       37,552,597
        1,119,577     Maxim Ariel MidCap Value Portfolio                          26,119,726
          992,740     Maxim Ariel Small-Cap Value Portfolio                       13,074,380
          822,134     Maxim Bernstein International Equity Portfolio              12,529,315
        1,289,383     Maxim Federated Bond Portfolio                              12,507,014
        2,331,513     Maxim Global Bond Portfolio                                 24,644,091
          592,153     Maxim INVESCO ADR Portfolio                                 12,447,052
        1,821,972     Maxim Janus Large Cap Growth Portfolio                      25,234,320
          585,735     Maxim Loomis Sayles Small-Cap Value Portfolio               12,716,300
          770,787     Maxim MFS(R) International Growth Portfolio                 12,440,508
        1,222,650     Maxim Salomon Brothers High Yield Bond Portfolio            12,581,063
        1,306,577     Maxim T. Rowe Price Equity/Income Portfolio                 25,517,446
          696,183     Maxim T. Rowe Price MidCap Growth Portfolio                 12,628,765
        1,076,565     Maxim U.S. Government Securities Portfolio                  12,488,151
                                                                            -----------------
                                                                            -----------------

Total Moderate Profile I Portfolio                                        $      252,480,728
                                                                            =================
(Cost of Investments $238,537,552)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006
UNAUDITED


COMMON STOCK
Shares                                                                          Value ($)
----------------------------------------------------------------------------------------------
       11,209,091 *(1)Great-West Life & Annuity Contract                  $        11,650,819
        1,042,979     Maxim Ariel MidCap Value Portfolio                           24,332,707
          924,830     Maxim Ariel Small-Cap Value Portfolio                        12,180,007
        1,021,662     Maxim Bernstein International Equity Portfolio               15,570,135
          600,548     Maxim Federated Bond Portfolio                                5,825,319
        2,171,870     Maxim Global Bond Portfolio                                  22,956,669
          734,758     Maxim INVESCO ADR Portfolio                                  15,444,611
        1,697,249     Maxim Janus Large Cap Growth Portfolio                       23,506,892
          545,664     Maxim Loomis Sayles Small-Cap Value Portfolio                11,846,372
          957,845     Maxim MFS(R) International Growth Portfolio                  15,459,620
        1,138,943     Maxim Salomon Brothers High Yield Bond Portfolio             11,719,725
        1,825,733     Maxim T. Rowe Price Equity/Income Portfolio                  35,656,571
          648,547     Maxim T. Rowe Price MidCap Growth Portfolio                  11,764,644
          711,927     Maxim Trusco Small-Cap Growth Portfolio                      11,739,670
          501,424     Maxim U.S. Government Securities Portfolio                    5,816,516
                                                                            ------------------

Total Moderately Aggressive Profile I Portfolio                           $       235,470,277
                                                                            ==================
(Cost of Investments $221,576,958)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006
UNAUDITED


COMMON STOCK
Shares                                                                        Value ($)
--------------------------------------------------------------------------------------------
   11,875,176     *(2)Great-West Life & Annuity Contract                 $       12,346,749
          122,798     Maxim Ariel MidCap Value Portfolio                          2,864,881
          217,762     Maxim Ariel Small-Cap Value Portfolio                       2,867,928
          120,486     Maxim Bernstein International Equity Portfolio              1,836,205
          282,851     Maxim Federated Bond Portfolio                              2,743,658
          511,493     Maxim Global Bond Portfolio                                 5,406,479
           86,523     Maxim INVESCO ADR Portfolio                                 1,818,707
          399,732     Maxim Janus Large Cap Growth Portfolio                      5,536,288
          128,491     Maxim Loomis Sayles Small-Cap Value Portfolio               2,789,546
          112,628     Maxim MFS(R) International Growth Portfolio                 1,817,822
          536,419     Maxim Salomon Brothers High Yield Bond Portfolio            5,519,747
          140,512     Maxim Short Duration Bond Portfolio                         1,367,177
          143,314     Maxim T. Rowe Price Equity/Income Portfolio                 2,798,918
          152,728     Maxim T. Rowe Price MidCap Growth Portfolio                 2,770,495
          236,166     Maxim U.S. Government Securities Portfolio                  2,739,524
                                                                           -----------------

Total Moderately Conservative Profile I Portfolio                        $       55,224,124
                                                                           =================
(Cost of Investments $52,891,721)

* Represents amount contributed.
(2) Security is fair valued at September 30, 2006.

Investments in shares of the underlying funds are valued at their net asset value as reported by the underlying fund. Investments in the Great-West Life & Annuity (GWL&A) Contract (the Contract) are valued at the amount of deposits plus interest less withdrawals, determined on a daily basis. The investment in the Contract is a guaranteed account invested in the general account of GWL&A. The interest rate credited may change on a calendar quarter basis, but on an annual effective basis will not be less than 1.5%. The investment in the Contract is considered to be fair valued with the major consideration in the valuation being the credit rating of GWL&A. At September 30, 2006, the U.S. Federal income tax cost basis for the Maxim Aggressive Profile I Portfolio was $97,623,404. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $7,531,935 and gross depreciation of securities in which there was an excess of tax cost over value of $0, resulting in net appreciation of $7,531,935.

At September 30, 2006, the U.S. Federal income tax cost basis for the Maxim Aggressive Profile I Portfolio was $41,191,045. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $1,270,623 and gross depreciation of securities in which there was an excess of tax cost over value of $653,633, resulting in net appreciation of $616,990.

At September 30, 2006, the U.S. Federal income tax cost basis for the Maxim Moderate Profile I Portfolio was $241,683,422. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $11,737,974 and gross depreciation of securities in which there was an excess of tax cost over value of $940,668, resulting in net appreciation of $10,797,306.

At September 30, 2006, the U.S. Federal income tax cost basis for the Maxim Moderately Aggressive Profile I Portfolio was $225,541,156. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $11,840,176 and gross depreciation of securities in which there was an excess of tax cost over value of $1,911,055, resulting in net appreciation of $9,929,121.

At September 30, 2006, the U.S. Federal income tax cost basis for the Maxim Moderately Conservative Profile I Portfolio was $53,924,737. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $1,830,377 and gross depreciation of securities in which there was an excess of tax cost over value of $530,990, resulting in net appreciation of $1,299,387.

An affiliated company represents ownership by a Portfolio of at least 5% of the voting securities of the issuer during the period, as defined in the 1940 Act. A summary of transactions during the period ended September 30, 2006, in which the issuer was an affiliate of a Portfolio, is included on the following pages:

                                                        Market                                                              Market
                                           Shares       Value       Purchase     Sales       Realized       Dividends       Value
              Affiliate                     Held      12/31/2005      Cost       Cost       Gain/(Loss)     Received      09/30/2006
---------------------------------------   ---------   -----------  ----------- ---------   -----------     ----------   ------------

Conservative Profile I Portfolio
---------------------------------------
Maxim Short Duration Bond Portfolio
                                          $ 321,994  $ 2,821,491   $  548,943  $ 248,079   $  (12,683)     $   91,838    $ 3,132,997


                                                        Market                                                             Market
                                           Shares       Value       Purchase     Sales       Realized       Dividends       Value
              Affiliate                     Held      12/31/2005      Cost       Cost       Gain/(Loss)     Received     09/30/2006
---------------------------------------   ---------   -----------  ----------- ---------   -----------     ----------   ------------

Moderate Profile I Portfolio
---------------------------------------
Maxim Ariel MidCap Value Portfolio
                                         $1,119,577  $21,713,506   $4,164,415  $ 398,532   $   187,481     $   45,478    $26,119,726
Maxim Federated Bond Portfolio            1,289,383   10,979,259    1,947,247    432,620      (16,270)        379,920     12,507,014
Maxim Global Bond Portfolio               2,331,513   22,291,745    2,924,327  1,920,091         7,675        602,640     24,644,091
Maxim Janus Large Cap Growth Portfolio
                                          1,821,972   21,961,143    5,662,644    536,382       223,311              0     25,234,320
Maxim Loomis Sayles Small-Cap Value
Portfolio
                                            585,735    5,474,357    7,059,602    188,369        89,764         18,799     12,716,300
Maxim MFS(R) International Growth
Portfolio
                                            770,787   15,165,124    1,625,832  4,719,648     1,440,250          2,156     12,440,508
Maxim Salomon Brothers High Yield
Bond Portfolio
                                         $1,222,650   11,013,209    1,637,031    352,568         4,527        368,780     12,581,063



                                                        Market                                                             Market
                                           Shares       Value       Purchase     Sales       Realized       Dividends       Value
              Affiliate                     Held      12/31/2005      Cost       Cost       Gain/(Loss)     Received     09/30/2006
---------------------------------------   ---------   -----------  ----------- ---------   -----------     ----------   ------------

Moderately Aggressive Profile I
Portfolio
---------------------------------------
Maxim Global Bond Portfolio              $2,171,870   20,095,120    3,070,325  1,444,982       (7,975)        559,981     22,956,669
Maxim INVESCO ADR Portfolio                 734,758   17,001,016    1,976,180  3,144,741     2,231,869              0     15,444,611
Maxim Janus Large Cap Growth Portfolio
                                          1,697,249   29,695,899    5,185,123  6,963,411     2,939,262              0     23,506,892
Maxim MFS(R) International Growth
Portfolio
                                            957,845   17,100,118    2,240,531  4,243,778     1,766,613          2,678     15,459,620
Maxim Salomon Brothers High Yield
Bond Portfolio
                                          1,138,943    9,927,924    1,768,291    235,611       (2,679)        342,533     11,719,725
Maxim Trusco Small-Cap Growth
Portfolio
                                            711,927            0   12,962,207    156,457      (12,352)              0     11,739,670

MAXIM SERIES FUND, INC.

MAXIM AGGRESSIVE PROFILE II PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006
UNAUDITED

COMMON STOCK
Shares                                                                                                        Value ($)
----------------- ---- ------------------------------------------------------------------------------ ---- ----------------
         6,470,229      Maxim Ariel MidCap Value Portfolio                                     $          150,956,899
         4,301,841      Maxim Ariel Small-Cap Value Portfolio                                              56,655,244
         3,965,227      Maxim Bernstein International Equity Portfolio                                     60,430,057
         2,852,715      Maxim INVESCO ADR Portfolio                                                        59,964,059
         5,268,084      Maxim Janus Large Cap Growth Portfolio                                             72,962,961
         2,539,030      Maxim Loomis Sayles Small-Cap Value Portfolio                                      55,122,344
         3,713,470      Maxim MFS(R) International Growth Portfolio                                        59,935,401
         5,664,627      Maxim T. Rowe Price Equity/Income Portfolio                                       110,630,167
         4,024,860      Maxim T. Rowe Price MidCap Growth Portfolio                                        73,010,952
         2,208,682      Maxim Trusco Small-Cap Growth Portfolio                                            36,421,161
                                                                                                   -------------------

Total Aggressive Profile II Portfolio                                                          $          736,089,245
                                                                                                   ===================
(Cost of Investments $659,090,061)


MAXIM SERIES FUND, INC.

MAXIM CONSERVATIVE PROFILE II PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006
UNAUDITED


COMMON STOCK
Shares                                                                                                        Value ($)
----------------- ---- ------------------------------------------------------------------------------ ---- ----------------
        45,622,389  *(2)Great West Life & Annuity Contract                                           $          47,567,384
           481,255      Maxim Ariel MidCap Value Portfolio                                                      11,227,671
           236,210      Maxim Bernstein International Equity Portfolio                                           3,599,835
         2,217,878      Maxim Federated Bond Portfolio                                                          21,513,419
         2,005,683      Maxim Global Bond Portfolio                                                             21,200,073
           170,144      Maxim INVESCO ADR Portfolio                                                              3,576,424
         1,567,374      Maxim Janus Large Cap Growth Portfolio                                                  21,708,125
           220,157      Maxim MFS(R) International Growth Portfolio                                              3,553,338
         3,154,318      Maxim Salomon Brothers High Yield Bond Portfolio                                        32,457,936
         1,652,673      Maxim Short Duration Bond Portfolio                                                     16,080,506
           561,766      Maxim T. Rowe Price Equity/Income Portfolio                                             10,971,291
         1,851,813      Maxim U.S. Government Securities Portfolio                                              21,481,034
                                                                                                         ------------------

Total Conservative Profile II Portfolio                                                              $         214,937,036
                                                                                                         ==================
(Cost of Investments $208,966,512)

MAXIM SERIES FUND, INC.

MAXIM MODERATE PROFILE II PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006
UNAUDITED


COMMON STOCK
Shares                                                                                                        Value ($)
----------------- ---- ------------------------------------------------------------------------------ ---- ----------------
        151,894,717  *(1)  Great West Life & Annuity Contract                                        $            158,326,720
          4,819,608        Maxim Ariel MidCap Value Portfolio                                                     112,441,454
          4,272,958        Maxim Ariel Small-Cap Value Portfolio                                                   56,274,858
          3,540,708        Maxim Bernstein International Equity Portfolio                                          53,960,385
          5,552,010        Maxim Federated Bond Portfolio                                                          53,854,502
         10,041,204        Maxim Global Bond Portfolio                                                            106,135,530
          2,550,338        Maxim INVESCO ADR Portfolio                                                             53,608,099
          7,846,758        Maxim Janus Large Cap Growth Portfolio                                                 108,677,599
          2,521,681        Maxim Loomis Sayles Small-Cap Value Portfolio                                           54,745,693
          3,319,870        Maxim MFS(R) International Growth Portfolio                                             53,582,703
          5,264,307        Maxim Salomon Brothers High Yield Bond Portfolio                                        54,169,721
          5,625,498        Maxim T. Rowe Price Equity/Income Portfolio                                            109,865,980
          2,997,689        Maxim T. Rowe Price MidCap Growth Portfolio                                             54,378,073
          4,635,676        Maxim U.S. Government Securities Portfolio                                              53,773,845
                                                                                                            --------------------

Total Moderate Profile II Portfolio                                                                  $          1,083,795,162
                                                                                                         =====================
(Cost of Investments $1,011,502,587)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY AGGRESSIVE PROFILE II PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006
UNAUDITED


COMMON STOCK
Shares                                                                                                        Value ($)
----------------- ---- ------------------------------------------------------------------------------ ---- ----------------
       3,929,529  *(1) Great West Life & Annuity Contract                                              $         4,081,683
         382,449       Maxim Ariel MidCap Value Portfolio                                                        8,922,525
         339,095       Maxim Ariel Small-Cap Value Portfolio                                                     4,465,881
         374,190       Maxim Bernstein International Equity Portfolio                                            5,702,650
         220,261       Maxim Federated Bond Portfolio                                                            2,136,531
         796,671       Maxim Global Bond Portfolio                                                               8,420,813
         269,923       Maxim INVESCO ADR Portfolio                                                               5,673,791
         622,534       Maxim Janus Large Cap Growth Portfolio                                                    8,622,099
         200,106       Maxim Loomis Sayles Small-Cap Value Portfolio                                             4,344,310
         351,357       Maxim MFS(R) International Growth Portfolio                                               5,670,894
         417,716       Maxim Salomon Brothers High Yield Bond Portfolio                                          4,298,299
         669,558       Maxim T. Rowe Price Equity/Income Portfolio                                              13,076,467
         237,856       Maxim T. Rowe Price MidCap Growth Portfolio                                               4,314,700
         261,095       Maxim Trusco Small-Cap Growth Portfolio                                                   4,305,455
         183,907       Maxim U.S. Government Securities Portfolio                                                2,133,322
                                                                                                           ----------------

Total Moderately Aggressive Profile II Portfolio                                                       $        86,169,420
                                                                                                           ================
(Cost of Investments $82,086,039)


MAXIM SERIES FUND, INC.

MAXIM MODERATELY CONSERVATIVE PROFILE II PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006
UNAUDITED


COMMON STOCK
Shares                                                                                                        Value ($)
----------------- ----- ------------------------------------------------------------------------------ --- ----------------
       4,304,512  *(1)  Great West Life & Annuity Contract                                             $         4,304,512
          45,440        Maxim Ariel MidCap Value Portfolio                                                       1,060,116
          80,579        Maxim Ariel Small-Cap Value Portfolio                                                    1,061,221
          44,615        Maxim Bernstein International Equity Portfolio                                             679,931
         104,715        Maxim Federated Bond Portfolio                                                           1,015,737
         189,407        Maxim Global Bond Portfolio                                                              2,002,029
          32,041        Maxim INVESCO ADR Portfolio                                                                673,494
         148,003        Maxim Janus Large Cap Growth Portfolio                                                   2,049,846
          47,564        Maxim Loomis Sayles Small-Cap Value Portfolio                                            1,032,611
          41,708        Maxim MFS(R) International Growth Portfolio                                                673,160
         198,581        Maxim Salomon Brothers High Yield Bond Portfolio                                         2,043,396
          52,022        Maxim Short Duration Bond Portfolio                                                        506,177
          53,050        Maxim T. Rowe Price Equity/Income Portfolio                                              1,036,060
          56,542        Maxim T. Rowe Price MidCap Growth Portfolio                                              1,025,669
          87,434        Maxim U.S. Government Securities Portfolio                                               1,014,233
                                                                                                           ----------------

Total Moderately Conservative Profile II Portfolio                                                     $         20,178,192
                                                                                                           =================
(Cost of Investments $19,656,286)


* Represents amount contributed.
(2)  Security is fair valued at September 30, 2006.

Investments in shares of the underlying funds are valued at their net asset value as reported by the underlying fund. Investments in the Great-West Life & Annuity (GWL&A) Contract (the Contract) are valued at the amount of deposits plus interest less withdrawals, determined on a daily basis. The investment in the Contract is a guaranteed account invested in the general account of GWL&A. The interest rate credited may change on a calendar quarter basis, but on an annual effective basis will not be less than 1.5%. The investment in the Contract is considered to be fair valued with the major consideration in the valuation being the credit rating of GWL&A.

At September 30, 2006, the U.S. Federal income tax cost basis for the Aggressive Profile II Portfolio was $670,084,930. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $66,004,315 and gross depreciation of securities in which there was an excess of tax cost over value of $0, resulting in net appreciation of $66,004,315.

At September 30, 2006, the U.S. Federal income tax cost basis for the Maxim Conservative Profile II Portfolio was $212,085,952. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $7,267,030 and gross depreciation of securities in which there was an excess of tax cost over value of $4,415,946, resulting in net appreciation of $2,851,084.

At September 30, 2006, the U.S. Federal income tax cost basis for the Maxim Moderate Profile II Portfolio was $1,023,118,842. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $66,698,451 and gross depreciation of securities in which there was an excess of tax cost over value of $6,022,131, resulting in net appreciation of $60,676,320.

At September 30, 2006, the U.S. Federal income tax cost basis for the Maxim Moderately Aggressive Profile II Portfolio was $88,326,734. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $1,299,697 and gross depreciation of securities in which there was an excess of tax cost over value of $3,457,011, resulting in net depreciation of $2,157,314.

At September 30, 2006, the U.S. Federal income tax cost basis for the Maxim Moderately Conservative Profile II Portfolio was $21,005,954. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $286,626 and gross depreciation of securities in which there was an excess of tax cost over value of $1,114,388, resulting in net depreciation of $827,762.

An affiliated company represents ownership by a Portfolio of at least 5% of the voting securities of the issuer during the period, as defined in the 1940 Act. A summary of transactions during the period ended September 30, 2006, in which the issuer was an affiliate of a Portfolio, is included on the following pages:

                                                 Market                                                                    Market
                                 Shares          Value          Purchase      Sales         Realized       Dividends        Value
          Affiliate               Held         12/31/2005         Cost        Cost         Gain/(Loss)     Received      09/30/2006
-----------------------------  -----------    -------------    ----------- ------------    -----------     ----------    -----------
Aggressive Profile II
Portfolio
-----------------------------
Maxim Ariel MidCap Value
Portfolio                       6,470,229  $   141,577,562  $  17,348,189  $ 9,832,248  $   2,870,968  $     279,719  $  150,956,899
Maxim Ariel Small-Cap Value
Portfolio                       4,301,841       51,795,527      7,125,917    3,568,607      1,054,006         50,621      56,655,244
Maxim Bernstein International
Equity Portfolio                3,965,227       74,654,865      3,366,577   19,819,345      9,660,662        671,407      60,430,057

Maxim INVESCO ADR Portfolio     2,852,715       73,730,246      3,394,658   14,217,366     10,813,803       (33,667)      59,964,059
Maxim Janus Large Cap Growth
Portfolio                       5,268,084       71,594,292     13,704,321    6,022,835      1,231,379              0      72,962,961
Maxim Loomis Sayles Small-Cap
Value Portfolio                 2,539,030       53,538,262      3,860,875    4,348,271      2,318,361         86,734      55,122,344
Maxim MFS(R) International
Growth Portfolio                3,713,470       74,252,239      4,371,651   18,835,881      8,956,559         10,481      59,935,401
Maxim T. Rowe Price
Equity/Income Portfolio         5,664,627       71,094,824     43,657,547   10,750,093      1,879,343        824,614     110,630,167
Maxim T. Rowe Price MidCap
Growth Portfolio                4,024,860       72,123,987      7,831,334    5,187,529      1,201,061        120,789      73,010,952
Maxim Trusco Small-Cap Growth
Portfolio                       2,208,682       35,398,121      5,537,741    2,911,266        972,982              0      36,421,161



                                                 Market                                                                    Market
                                 Shares          Value          Purchase      Sales         Realized       Dividends        Value
          Affiliate               Held         12/31/2005         Cost        Cost         Gain/(Loss)     Received      09/30/2006
-----------------------------  -----------    -------------    ----------- ------------    -----------     ----------    -----------
Conservative Profile II
Portfolio
-----------------------------
Maxim Federated Bond Portfolio  2,217,878  $    21,555,656  $   2,564,147    2,615,112  $    (27,443)  $     674,147  $   21,513,419

Maxim Global Bond Portfolio     2,005,683       32,829,718      2,190,912   15,722,459      (228,485)        534,337      21,200,073
Maxim Janus Large Cap Growth
Portfolio                       1,567,374       21,556,732      4,142,580    1,898,297        643,479              0      21,708,125
Maxim Salomon Brothers High
Yield Bond Portfolio            3,154,318       21,623,966     13,753,286    3,631,836      (123,139)        989,029      32,457,936
Maxim Short Duration Bond
Portfolio                       1,652,673       16,143,180      1,865,013    2,028,577      (116,335)        483,960      16,080,506
Maxim U.S. Government
Securities Portfolio            1,851,813       21,586,420      2,573,187    2,744,790      (136,367)        703,592      21,481,034




                                                 Market                                                                    Market
                                 Shares          Value          Purchase      Sales         Realized       Dividends        Value
          Affiliate               Held         12/31/2005         Cost        Cost         Gain/(Loss)     Received      09/30/2006
-----------------------------  -----------    -------------    ----------- ------------    -----------     ----------    -----------
Moderate Profile II Portfolio
-----------------------------
Maxim Ariel MidCap Value
Portfolio                       4,819,608  $   100,341,924  $  17,140,931  $ 6,047,568  $   2,548,012  $     204,099  $  112,441,454
Maxim Ariel Small-Cap Value
Portfolio                       4,272,958       24,472,017     34,760,685    2,688,537      1,023,120         49,239      56,274,858
Maxim Bernstein International
Equity Portfolio                3,540,708       70,611,252      6,297,550   25,613,223      8,334,999        597,633      53,960,385

Maxim Federated Bond Portfolio  5,552,010       50,740,739      7,946,565    4,885,613      (120,860)      1,695,689      53,854,502

Maxim Global Bond Portfolio    10,041,204      103,033,152     11,558,068   14,787,890       (32,236)      2,675,470     106,135,530

Maxim INVESCO ADR Portfolio     2,550,338       69,714,576      6,263,265   18,692,909     10,795,313              0      53,608,099
Maxim Janus Large Cap Growth
Portfolio                       7,846,758      101,504,488     23,838,960    6,380,362      2,816,501              0     108,677,599
Maxim Loomis Sayles Small-Cap
Value Portfolio                 2,521,681       25,299,200     31,220,503    2,676,993      1,311,256         84,376      54,745,693
Maxim MFS(R) International
Growth Portfolio                3,319,870       70,108,889      7,163,961   23,611,107      8,431,194          9,340      53,582,703
Maxim Salomon Brothers High
Yield Bond Portfolio            5,264,307       50,901,567      6,485,435    4,456,212         63,491      1,654,728      54,169,721
Maxim T. Rowe Price
Equity/Income Portfolio         5,625,498      100,777,016     10,271,044    8,178,970      2,636,532        802,221     109,865,980
Maxim T. Rowe Price MidCap
Growth Portfolio                2,997,689       51,121,061      8,542,794    4,085,588        832,100         88,126      54,378,073
Maxim U.S. Government
Securities Portfolio            4,635,676       50,813,238      7,969,984    5,116,287      (301,193)      1,770,119      53,773,845

Item 2.  Controls and Procedures

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure. (b) There have been no changes in the registrant's internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MAXIM SERIES FUND, INC.

By:      /s/ W.T. McCallum
         W.T. McCallum
         President


Date:    November 29, 2006


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By:      /s/ W.T. McCallum
         W.T. McCallum
         President


Date:    November 29, 2006


By:      /s/ G.R. McDonald
         G.R. McDonald
         Treasurer


Date:    November 29, 2006